Registration Nos.:  2-15184
                                                                         811-881


                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ X ]

Pre-Effective Amendment No.                                          [   ]

Post-Effective Amendment No. 119                                     [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ X ]

Amendment No. 60                                                     [ X ]


                             LIBERTY FUNDS TRUST III
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)


                One Financial Center, Boston, Massachusetts 02lll
                -------------------------------------------------
                    (Address of Principal Executive Offices)


                                  617-426-3750
                                  ------------
              (Registrant's Telephone Number, including Area Code)


Name and Address
of Agent for Service                       Copy to
--------------------                       -------------------
William J. Ballou, Esq.                    John M. Loder, Esq.
Colonial Management                        Ropes & Gray
 Associates, Inc.                          One International Place
One Financial Center                       Boston, Massachusetts 02110-2624
Boston, Massachusetts  02111


It is proposed that the filing will become effective (check appropriate box):

[ X ]  immediately upon filing pursuant to paragraph (b)
[   ]  on (date) pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a)(1)
[   ]  on (date) pursuant to paragraph (a)(1) of Rule 485
[   ]  75 days after filing pursuant to paragraph (a)(2)
[   ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LIBERTY CONTRARIAN FUNDS                              PROSPECTUS, MARCH 1, 2001
--------------------------------------------------------------------------------







-     LIBERTY SPECIAL FUND



-     LIBERTY CONTRARIAN EQUITY FUND






-     LIBERTY CONTRARIAN INCOME FUND



CLASS A, B AND C SHARES


Advised by Crabbe Huson Group, Inc.




Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.





TABLE OF CONTENTS

THE FUNDS
--------------------------------------------------------------------------------

Each of these sections discusses the following topics: Investment
Goal, Principal Investment Strategies, Principal
Investment Risks, Performance History and Your Expenses.

Liberty Special Fund....................................................

Liberty Contrarian Equity Fund..........................................

Liberty Contrarian Income Fund..........................................

YOUR ACCOUNT
--------------------------------------------------------------------------------

How to Buy Shares.......................................................

Sales Charges...........................................................

How to Exchange Shares..................................................

How to Sell Shares......................................................

Fund Policy on Trading of Fund Shares...................................

Distribution and Service Fees...........................................

Other Information About Your Account....................................

MANAGING THE FUNDS
--------------------------------------------------------------------------------

Investment Advisor......................................................

Portfolio Managers......................................................

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Liberty Special Fund....................................................

Liberty Contrarian Equity Fund..........................................

Liberty Contrarian Income Fund..........................................



-------------------------------
| Not FDIC | May Lose Value    |
|          --------------------|
| Insured  | No Bank Guarantee |
-------------------------------

THE FUNDS  LIBERTY SPECIAL FUND
--------------------------------------------------------------------------------



UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.



INVESTMENT GOAL
--------------------------------------------------------------------------------

The Fund seeks significant long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------



Under normal market conditions, the Fund invests at least 75% of its assets in securities of companies that have small (under $1 billion) to medium (from $1 billion to $3 billion) market capitalizations. In managing the Fund, the advisor follows a basic value contrarian approach in selecting stocks for its portfolio.


In selecting investments for the Fund, the advisor purchases primarily U.S. stocks that represent more aggressive investments than the U.S. equity market as a whole. The Fund may sell securities short when the advisor believes that the price of a particular security that the Fund does not own will decline in price.


At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.




PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------



The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.



Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its

THE FUNDS  LIBERTY SPECIAL FUND




investment goal or perform favorably compared with similar funds.



Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in the advisor's opinion. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.


Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stocks.


The Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS  LIBERTY SPECIAL FUND





UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year, and ten-year periods. They include the effects of Fund expenses. The table shows each class's returns with sales charges.



The Fund's returns are compared to the Russell 2000 Index (Russell Index), an unmanaged index that tracks the performance of small-capitalization stocks traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.





PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.




CALENDAR YEAR TOTAL RETURNS (CLASS A)
--------------------------------------------------------------------------------


[BAR GRAPH OMITTED]


Year
----
1991               17.08%
1992               33.38%
1993               34.54%
1994               11.72%
1995               10.79%
1996                5.92%
1997               11.28%
1998              -42.85%
1999                8.14%
2000               16.67%


For period shown in bar chart:


Best quarter:     2nd quarter 1999, +29.61%

Worst quarter:     3rd quarter 1998, -33.61%



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------



                                          1 Year      5 Years     10 Years
Class A (%)                                9.96       -4.34         7.61
--------------------------------------------------------------------------------
Class B(1)  (%)                           11.67       -3.53         8.25
--------------------------------------------------------------------------------
Class C(1)  (%)                           15.67       -3.20         8.25
--------------------------------------------------------------------------------
Russell Index (%)                         -3.02       10.31        15.53





(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. Class A share returns are not restated to reflect any differences in expenses
(such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on April 9, 1987 and Class B and Class C shares were initially offered on February 16, 2001.

THE FUNDS  LIBERTY SPECIAL FUND




UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, 12b-1 fees, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-     $10,000 initial investment

-     5% total return for each year

-     Fund operating expenses remain the same

-     Assumes reinvestment of all dividends and distributions


-     Assumes Class B shares convert to Class A shares after eight years




YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                     CLASS A     CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)              5.75          0.00        0.00
--------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of
purchase price or redemption price)                  1.00(3)       5.00        1.00
--------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                               (4)           (4)         (4)
--------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                  CLASS A       CLASS B      CLASS C
Management fees(5)(%)                               1.05         1.05         1.05
--------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)           0.25         1.00         1.00
--------------------------------------------------------------------------------------
Other expenses (%)                                  0.53         0.53         0.53
--------------------------------------------------------------------------------------
Total annual fund operating expenses(5) (%)         1.83         2.58         2.58
--------------------------------------------------------------------------------------



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------


CLASS                                     1 YEAR     3 YEARS      5 YEARS     10 YEARS

Class A                                    $750       $1,117       $1,508      $2,599
----------------------------------------------------------------------------------------
Class B: did not sell your shares          $261       $  802       $1,370      $2,732
         sold all your shares at
         the end of the period             $761       $1,102       $1,570      $2,732
----------------------------------------------------------------------------------------
Class C: did not sell your shares          $261       $  802       $1,370      $2,915
         sold all your shares at
         the end of the period             $361       $  802       $1,370      $2,915



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.



(4)   There is a $7.50 charge for wiring sale proceeds to your bank.



(5) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, transfer agency fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.01%. As a result, the actual management and administration fees for each share class would be 0.66% and total annual fund operating expenses for Class A, B and C shares would be 1.44%, 2.19% and 2.19%, respectively. This arrangement may be modified or terminated by the advisor or administrator at any time.

THE FUNDS  LIBERTY CONTRARIAN EQUITY FUND
--------------------------------------------------------------------------------




UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.



INVESTMENT GOAL
--------------------------------------------------------------------------------

The Fund seeks long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------



Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In selecting investments for the Fund, the Fund's investment advisor purchases primarily U.S. stocks of companies with medium (from $1 billion to $3 billion) and large (in excess of $3 billion) market capitalizations. In managing the Fund, the advisor follows a basic value, contrarian approach in selecting stocks for its portfolio.



At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.




PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------



The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.



Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.

THE FUNDS  LIBERTY CONTRARIAN EQUITY FUND


Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in the advisor's opinion. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.



The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.



An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS  LIBERTY CONTRARIAN EQUITY FUND



UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effect of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows each class' returns with sales charges.



The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.




PERFORMANCE HISTORY
--------------------------------------------------------------------------------



The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.




CALENDAR YEAR TOTAL RETURNS (CLASS A)


[BAR CHART OMITTED]

Year
----
1991               35.79%
1992               16.40%
1993               25.97%
1994                1.60%
1995               23.80%
1996               11.74%
1997               25.72%
1998               -8.83%
1999               10.45%
2000               15.42%




For period shown in bar chart:

Best quarter:  1st quarter 1991, +18.98%

Worst quarter:  3rd quarter 1998, -19.93%




AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------



                                             1 YEAR       5 YEARS        10 YEARS

Class A (%)                                    8.78         9.00          14.38
-----------------------------------------------------------------------------------
Class B (%)                                    9.46         9.67(6)       14.87(6)
-----------------------------------------------------------------------------------
Class C (%)                                   13.52         9.95(6)       14.88(6)
-----------------------------------------------------------------------------------
S&P 500 Index (%)                             -9.10        18.33          17.44
-----------------------------------------------------------------------------------
Lipper Average (%)                            -7.67        16.48          16.37



(6) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on January 31, 1989 and Class B and C shares were initially offered on January 27, 1999.

THE FUNDS  LIBERTY CONTRARIAN EQUITY FUND




UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, 12b-1 fees, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-     $10,000 initial investment

-     5% total return for each year

-     Fund operating expenses remain the same

-     Assumes reinvestment of all dividends and distributions


-     Assumes Class B shares convert to Class A shares after eight years



YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(7) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                    CLASS A      CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)              5.75         0.00         0.00
-------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser
of purchase price or redemption price)              1.00(8)       5.00         1.00
-------------------------------------------------------------------------------------
Redemption fee(%) (as a percentage of amount
redeemed, if applicable)                             (9)          (9)          (9)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                 CLASS A      CLASS B      CLASS C
Management fees(10)(%)                            1.01          1.01         1.01
-------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)         0.25          1.00         1.00
-------------------------------------------------------------------------------------
Other expenses (%)                                0.34          0.34         0.34
-------------------------------------------------------------------------------------
Total annual fund operating expenses(10) (%)      1.60          2.35         2.35



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------


CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS
Class A                                    $728       $1,051      $1,396     $2,366
---------------------------------------------------------------------------------------
Class B: did not sell your shares          $238        $733       $1,255     $2,499

         sold all your shares at
         the end of the period             $738       $1,033      $1,455     $2,499
---------------------------------------------------------------------------------------
Class C: did not sell your shares          $238        $733       $1,255     $2,686

         sold all your shares at
         the end of the period             $338        $733       $1,255     $2,686




(7) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(8) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.



(9)  There is a $7.50 charge for wiring sale proceeds to your bank.



(10) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, transfer agency fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.00%. As a result, the actual management and administration fees for each share class would be 0.79% and total annual fund operating expenses for Class A, B and C shares would be 1.38%, 2.13% and 2.13%, respectively. This arrangement may be modified or terminated by the advisor or administrator at any time.

THE FUNDS  LIBERTY CONTRARIAN INCOME FUND
--------------------------------------------------------------------------------




UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.




INVESTMENT GOAL
--------------------------------------------------------------------------------


The Fund seeks the highest level of current income that is consistent with preservation of capital.



PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------



Under normal market conditions, the Fund invests at least 65% of its total assets in a combination of (i) U.S. government debt securities (such as U.S. treasury bonds and mortgage-backed securities), (ii) "investment grade" corporate bonds ranked in the four highest grades by Moody's or Standard & Poor's, and (iii) cash and cash equivalents.


In managing the Fund, the Fund's investment advisor follows a basic value contrarian approach in selecting securities for its portfolio. The advisor is not subject to any limitations on the average maturity of the Fund's holdings. The advisor may adjust the maturity from time to time in response to changes in interest rates.


At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.




PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------



The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.



Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.



Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of




Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

THE FUNDS  LIBERTY CONTRARIAN INCOME FUND




income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.



Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.



An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS  LIBERTY CONTRARIAN INCOME FUND



UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows each class's returns with sales charges.



The Fund's returns are compared to the Lehman Government/Credit Bond Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government and investment grade U.S. Corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.




PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B, and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.




CALENDAR YEAR TOTAL RETURNS (CLASS A)
--------------------------------------------------------------------------------


[BAR GRAPH OMITTED]


Year
----
1991               16.96%
1992                6.25%
1993                6.27%
1994               -3.60%
1995               16.98%
1996                1.99%
1997               11.58%
1998                9.75%
1999               -0.68%
2000               11.42%




For period shown in bar chart:

Best quarter:  4th quarter 1991, + 6.09%

Worst quarter:  1st quarter 1996, -2.73%



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------


                                               1 YEAR       5 YEARS       10 YEARS
Class A (%)                                     6.12          5.65          6.90
-------------------------------------------------------------------------------------
Class B (%)                                     5.55          6.17(11)      7.32(11)
-------------------------------------------------------------------------------------
Class C (%)                                     9.67          6.42(11)      7.33(11)
-------------------------------------------------------------------------------------
Lehman Index (%)                               11.85          6.24          8.00
-------------------------------------------------------------------------------------
Lipper Average (%)                              9.76          5.20          7.57



(11) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on January 31, 1989 and Class B and C shares were initially offered on September 15, 1999.

THE FUNDS  LIBERTY CONTRARIAN INCOME FUND


UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-     $10,000 initial investment

-     5% total return for each year

-     Fund operating expenses remain the same

-     Assumes reinvestment of all dividends and distributions


-     Assumes Class B shares convert to Class A shares after eight years





YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(12) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                      CLASS A     CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                 4.75        0.00        0.00
----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of
purchase price or redemption price)                    1.00(13)     5.00        1.00
----------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                                (14)         (14)        (14)




ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------



                                                      CLASS A      CLASS B      CLASS C
Management fees(15)(%)                                  0.80        0.80         0.80
------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)               0.25        1.00         1.00
------------------------------------------------------------------------------------------
Other expenses (%)                                      1.34        1.34         1.34
------------------------------------------------------------------------------------------
Total annual fund operating expenses(15) (%)            2.39        3.14         3.14


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------


CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS
Class A                                    $706       $1,185      $1,690     $3,072
----------------------------------------------------------------------------------------
Class B: did not sell your shares          $317        $969       $1,645     $3,275

         sold all your shares at
         the end of the period             $817       $1,269      $1,845     $3,275
----------------------------------------------------------------------------------------
Class C: did not sell your shares          $317        $969       $1,645     $3,448

         sold all your shares at
         the end of the period             $417        $969       $1,645     $3,448




(12) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.


(13) This charge applies only to certain Class A shares bought without an initial sales charges that are sold within 18 months of purchase.

(14)  There is a $7.50 charge for wiring sale proceeds to your bank.


(15) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, transfer agency fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.55%. As a result, the actual management and administration fees for each share class would be 0.00%, other expenses for all share classes would be 0.52% and total annual fund operating expenses for Class A, B and C shares would be 0.77%, 1.52% and 1.52%, respectively. This arrangement may be modified or terminated by the advisor or administrator at any time.

YOUR ACCOUNT
--------------------------------------------------------------------------------




INVESTMENT MINIMUMS


Initial Investment................      $1,000
Subsequent Investments............      $   50
Automatic Investment Plan*........      $   50
Retirement Plans*.................      $   25


*     The initial investment minimum of $1,000 is waived on this plan.



The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------



METHOD                INSTRUCTIONS
Through your          Your financial advisor can help you establish your account and
financial advisor     buy Fund shares on your behalf.  Your financial advisor may charge you fees for executing the purchase for you.
-------------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check made
(new account)         payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares
                      by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. To exchange
                      by telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your
                      bank account to your fund account. To wire funds to your
                      fund account, call 1-800-422-3737 to obtain a control
                      number and the wiring instructions.
-------------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring money
transfer              from your bank account to your fund account by calling
                      1-800-422-3737. Electronic funds transfers may take up to
                      two business days to settle and be considered in "good
                      form." You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the application.
-------------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments automatically
investment plan       from your bank account to your fund account.  You can select a pre-authorized amount to be sent via electronic funds
                      transfer. Be sure to complete the appropriate section of
                      the application for this feature.
-------------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by one fund
diversification       into the same class of shares of the fund at no additional sales charge.  To invest your dividends in another fund, call
                      1-800-345-6611.

YOUR ACCOUNT




CHOOSING A SHARE CLASS


The Funds offer three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.



The Special, Equity and Income Funds also offer an additional class of shares, Class I shares, exclusively to certain institutional and high net worth investors. Class I shares are made available through a separate prospectus provided to eligible institutional and high net worth investors. The Special and Income Funds also offer an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.




SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.


CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the tables below.




CONTRARIAN SPECIAL AND EQUITY FUNDS
--------------------------------------------------------------------------------



                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,00                                5.75           6.10          5.00
--------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
--------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
--------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
--------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
--------------------------------------------------------------------------------------
$1,000,000 or more                              0.00           0.00          0.00




LIBERTY CONTRARIAN INCOME FUND
--------------------------------------------------------------------------------



                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                               4.75           4.99          4.25
--------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          4.00
--------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          3.00
--------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
--------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
--------------------------------------------------------------------------------------
$1,000,000 or more                              0.00           0.00          0.00

YOUR ACCOUNT



UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.




Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:



PURCHASES OVER $1 MILLION


AMOUNT PURCHASED                                           COMMISSION %

First $3 million                                               1.00
--------------------------------------------------------------------------------
Next $3 million to less than $5 million                        0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                            0.50
--------------------------------------------------------------------------------
$25 million or more                                            0.25




The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.



For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 100% commission from the distributor on all purchases of less than $3 million.



REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

YOUR ACCOUNT



PURCHASES OF LESS THAN $250,000:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------


                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             5.00
--------------------------------------------------------------------------------
Through second year                                            4.00
--------------------------------------------------------------------------------
Through third year                                             3.00
--------------------------------------------------------------------------------
Through fourth year                                            3.00
--------------------------------------------------------------------------------
Through fifth year                                             2.00
--------------------------------------------------------------------------------
Through sixth year                                             1.00
--------------------------------------------------------------------------------
Longer than six years                                          0.00
--------------------------------------------------------------------------------

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares is eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:



CLASS B SALES CHARGES
--------------------------------------------------------------------------------



                                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                 SHARES ARE SOLD
Through first year                                                 3.00
------------------------------------------------------------------------------
Through second year                                                2.00
------------------------------------------------------------------------------
Through third year                                                 1.00
------------------------------------------------------------------------------
Longer than three years                                            0.00
------------------------------------------------------------------------------




Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares is four years after purchase.

YOUR ACCOUNT



PURCHASES OF $500,000 TO LESS THAN $1 MILLION:



CLASS B SALES CHARGES
--------------------------------------------------------------------------------



                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
------------------------------------------------------------------------------
Through second year                                            2.00
------------------------------------------------------------------------------
Through third year                                             1.00
------------------------------------------------------------------------------


Commission to financial advisors is 1.75%.
Automatic conversion to Class A shares is three years after purchase.



If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of an applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.



CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.



CLASS C SALES CHARGES
--------------------------------------------------------------------------------



YEARS AFTER PURCHASE                           % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                          1.00
--------------------------------------------------------------------------------
Longer than one year                                        0.00

YOUR ACCOUNT




HOW TO EXCHANGE SHARES (SPECIAL FUND AND INCOME FUND)
--------------------------------------------------------------------------------


You may exchange your shares of the Special and Income Funds for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.




HOW TO EXCHANGE SHARES (EQUITY FUND)
--------------------------------------------------------------------------------



You may exchange your shares for shares of the Equity Fund of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement

YOUR ACCOUNT



plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Funds will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT




OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------



METHOD                INSTRUCTIONS
Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of the NYSE, usually 4:00 p.m. Eastern time.
                      --------------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from a Fund into the same share class of
                      another fund at no additional cost. To exchange by
                      telephone, call 1-800-422-3737.
                      --------------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                      Fund of an address change within the previous 30 days.
                      The dollar limit for telephone sales is $100,000 in a
                      30-day period.  You do not need to set up this feature in
                      advance of your call. Certain restrictions apply to
                      retirement accounts.  For details, call 1-800-345-6611.
                      --------------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction (LOI) or stock power form along with any share certificates to be sold to the address below.  In your LOI, note your fund's name,
                      share class, account number, and the dollar value or
                      number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by
                      either a bank, a member firm of a national stock exchange
                      or another eligible guarantor institution.  Additional
                      documentation is required for sales by corporations,
                      agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners.  For details, call
                      1-800-345-6611.

                      Mail your LOI to Liberty Funds Services, Inc., P.O. Box 1722,
                      Boston, MA 02105-1722.
--------------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be
                      wired to your bank. You must set up this feature prior to
                      your telephone request. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
--------------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if
                      your account balance is at least $5,000. This feature is
                      not available if you hold your shares in certificate form.
                      All dividend and capital gains distributions must be
                      reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to
                      complete the appropriate section of the account
                      application for this feature.




FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The Funds do not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Funds, the Funds reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. The fund into which you would like to exchange also may reject your request.



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

YOUR ACCOUNT




Each Fund has adopted a plan under Rule 12b-1 that permits it to pay the Funds' distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A shares, Class B shares and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

YOUR ACCOUNT




OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW A FUND'S SHARE PRICE IS DETERMINED The price of each class of a Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



Each Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of many share classes for each Fund in most major daily newspapers under the caption "Liberty". You can find daily prices for all share classes by visiting the Funds' web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT



UNDERSTANDING FUND DISTRIBUTIONS

Each Fund earns income from the securities it holds. Each Fund also may experience capital gains and losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.



DIVIDENDS, DISTRIBUTIONS, AND TAXES Each Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS


Dividend                    Represents interest and dividends earned from
                            securities held by the Funds, net of expenses
                            incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains               Represents net long-term capital gains on
                            sales of securities held for more than 12 months and
                            net short-term capital gains which are gains on
                            sales of securities held for a 12-month period or
                            less.




DISTRIBUTION OPTIONS The Special and Equity Funds distribute dividends any capital gains annually. The Income Fund distributes dividends monthly and any capital gains annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.



If you do not indicate on your application your preference for handling distributions, the Funds will automatically reinvest all distributions in additional shares of the Funds.



DISTRIBUTION OPTIONS


Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):



-     send the check to your address of record

-     send the check to a third party address

-     transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions which is exempt from state and local taxes. Your investment in a Fund may have additional

YOUR ACCOUNT




personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling and exchanging shares of a Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUNDS


INVESTMENT ADVISOR
--------------------------------------------------------------------------------


Crabbe Huson Group, Inc. (Crabbe Huson), located at 121 S. W. Morrison, Suite 1400, Portland, OR 97204, is the Funds' investment advisor. In its duties as investment advisor, Crabbe Huson runs the Funds' day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of January 31, 2001, Crabbe Huson managed over $1.8 billion in assets.



For the 2000 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Liberty Special Fund, Liberty Contrarian Equity Fund and Liberty
Contrarian Income Fund amounted to 0.66%, 0.79% and 0.00% of average daily net assets of each Fund, respectively.



PORTFOLIO MANAGERS
--------------------------------------------------------------------------------


Management of the SPECIAL FUND portfolio is handled on a day-to-day basis by a team consisting of John E. Maack, Jr. CFA, John W. Johnson CFA and Peter P. Belton CFA. Mr. Maack is coordinator of the team. Mr. Maack was employed as a portfolio manager and securities analyst from 1988 to July, 1999. After a brief sabbatical, he returned to employment with Crabbe Huson in December, 1999 as Director of Equities, Portfolio Manager and Analyst. Mr. Johnson, Portfolio Manager and Analyst, joined Crabbe Huson in May, 1995. Prior to joining Crabbe Huson, Mr. Johnson was a private investment banker from November, 1991 to May, 1995. Mr. Belton, Portfolio Manager and Analyst, joined Crabbe Huson in October, 1997. Prior to joining Crabbe Huson, Mr. Belton was a Vice President/Analyst at Capital Management Associates from February, 1994 to September, 1997.



Management of the EQUITY FUND portfolio is handled on a day-to-day basis by a team consisting of John E. Maack, Jr. CFA, Robert E. Anton and Jeffrey D. Huffman CFA. Mr. Maack is the coordinator of the team. Mr. Maack was employed as a portfolio and securities analyst by Crabbe Huson from 1988 to July, 1999. After a brief sabbatical, he returned to employment with Crabbe Huson in December, 1999 as Director of Equities, Portfolio Manager and Analyst. Mr. Anton, Portfolio Manager and Analyst, joined Crabbe Huson in June, 1995. Prior to joining Crabbe Huson, Mr. Anton served for 17 years as chief investment officer and as a portfolio manager at Financial Aims Corporation. Mr. Huffman, Portfolio Manager and Analyst, joined Crabbe Huson in April, 2000. Prior to joining Crabbe Huson, Mr. Huffman was a vice president and senior portfolio manager of WM Advisors, Inc. from January, 1995 to March, 2000.



Management of the INCOME FUND portfolio is handled on a day-to-day basis by a team consisting of Garth R. Nisbet CFA and Paul C. Rocheleau. Mr. Nisbet, chief investment officer, joined Crabbe Huson in April, 1995. Mr. Rocheleau, portfolio manager and analyst joined Crabbe Huson in December, 1992.

MANAGING THE FUNDS

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the fiscal years ended October 31, 2000 and 1999, has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Funds' annual report. The information for all periods through October 31, 1998, has been derived from the Funds' financial statements which have been audited by KPMG LLP, independent auditors, whose report expressed an unqualified opinion on those financial highlights. You can request a free annual report by calling 1-800-426-3750.


LIBERTY SPECIAL FUND


                                                                                Year ended October 31,
                                                             2000           1999           1998           1997          1996
                                                           Class A        Class A       Class A(b)      Class A        Class A
  Net asset value --
  Beginning of period ($)                                   6.970         8.100          16.800         13.710        13.800
----------------------------------------------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS ($)                    (0.065)        (0.069)          0.070          0.150          0.140
  Net investment income (loss) (a)
----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gains (loss)                  3.355         (1.061)         (6.920)         3.410          0.550
----------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                          3.290         (1.130)         (6.850)         3.560          0.690
----------------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                   --             --          (0.140)        (0.140)        (0.210)
----------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                            --             --          (0.020)            --             --
----------------------------------------------------------------------------------------------------------------------------------
  From capital gains                                           --             --          (1.690)        (0.330)        (0.570)
----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                 --             --          (1.850)        (0.470)        (0.780)
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value --
  End of period ($)                                        10.260          6.970           8.100         16.800        13.710
----------------------------------------------------------------------------------------------------------------------------------
  Total return (%) (c)(d)                                   47.20         (13.95)         (44.94)         26.62          5.03
----------------------------------------------------------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS (%):                          1.50(e)        1.50(e)         1.50(e)        1.50         1.37(f)
  Expenses
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                     (0.71)(e)      (0.85)(e)        0.40(e)        0.86         0.72(f)
----------------------------------------------------------------------------------------------------------------------------------
  FEES AND EXPENSES WAIVED OR
  BORNE BY THE ADVISOR                                       1.34(e)        0.75(e)         0.34(e)        0.08           ---
----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover (%)                                       33             11              22             33            33
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000) ($)                      43,952         47,472         104,504        396,335        481,039


(a) Per share data was calculated using average shares outstanding during the period.


(b) Effective October 19, 1998, the Primary shares were redesignated Class A shares.


(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.

FINANCIAL HIGHLIGHTS



LIBERTY CONTRARIAN EQUITY FUND

                                                                   Year ended October 31,
                                              2000                           1999                   1998        1997      1996

                                    Class A  Class B    Class C  Class A  Class B(b)  Class C(b)  Class A(c)  Class A   Class A
Net asset value --
Beginning of period ($)             16.780    16.660    16.670    16.600    16.440     16.440       23.320      19.500    18.170
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($)

Net investment income (loss) (a)     0.048    (0.089)   (0.089)    0.031    (0.076)    (0.076)       0.070       0.070     0.110
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss)                               3.960     3.907     3.907     0.550     0.296      0.306       (2.000)      5.360     2.330
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations     4.008     3.818     3.818     0.860     0.220      0.230       (1.930)      5.430     2.440
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):

From net investment income              --        --        --    (0.099)       --         --       (0.050)     (0.070)   (0.170)
-----------------------------------------------------------------------------------------------------------------------------------
From net realized gains             (0.518)  (0.518)    (0.518)   (0.581)       --         --       (4.740)     (1.540)   (0.940)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared
to Shareholders                        --         --        --    (0.680)       --         --       (4.790)     (1.610)   (1.110)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -
End of period ($)                   20.270    19.960    19.970    16.780    16.660     16.670       16.600      23.320    19.500
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (d)(e)              24.47     23.48     23.47      5.29      1.34(f)    1.40(f)    (10.08)      29.87     13.78
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
EXPENSES                              1.42(f)   2.17(f)   2.17(f)   1.42(f)   2.17(f)    2.17(f)      1.39(g)     1.42(g)   1.38(g)
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                 0.28(f)  (0.47)(f) (0.47)(f)  0.18(f)  (0.56)(f)  (0.56)(f)     0.38(g)     0.29(g)   0.56(g)
-----------------------------------------------------------------------------------------------------------------------------------
Fees and expenses waived or
borne by the Advisor                  0.23(f)   0.23(f)   0.23(f)   0.28(f)   0.28(f)    0.28(f)      0.03        0.02        --
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)            122       122       122       134       134        134            1         129       117
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)($)  81,748       628         6   102,428       466         6       226,628     380,047   436,578


(a) Per share data was calculated using average shares outstanding during the period.

(b) Class B and Class C shares were initially offered on January 27, 1999. Per share amounts reflect activity from that date.

(c) Effective October 19, 1998, the Primary and Institutional shares were redesignated Class A shares.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.

FINANCIAL HIGHLIGHTS


LIBERTY CONTRARIAN INCOME FUND

                                                                        Year ended October 31,
                                              2000                           1999                     1998        1997      1996

                                    Class A  Class B    Class C  Class A  Class B(b)  Class C(b)    Class A(c)  Class A   Class A
Net asset value --
Beginning of period ($)             10.110    10.130    10.150    10.880    10.170     10.170         10.580      10.200    10.260
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($)

Net investment income (a)            0.599     0.522     0.522     0.583     0.020      0.013          0.500       0.620     0.540
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss)                                0.058     0.099     0.085    (0.538)    0.002      0.037          0.590       0.380    (0.050)
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations     0.657     0.621     0.607     0.045     0.022      0.050          1.090       1.000     0.490
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
From net investment income          (0.563)   (0.437)   (0.463)   (0.620)   (0.062)    (0.070)        (0.790)     (0.620)   (0.550)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gains             (0.054)   (0.054)   (0.054)   (0.195)       --         --             --          --        --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared
to Shareholders                     (0.617)   (0.491)   (0.517)   (0.815)   (0.062)    (0.070)        (0.790)     (0.620)   (0.550)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -
End of period ($)                   10.150    10.260    10.240    10.110    10.130     10.150         10.880      10.580    10.200
------------------------------------------------------------------------------------------------------------------------------------
Total return (%) (d)(e)               6.75      6.32      6.18      0.42      0.22(f)    0.49(f)       11.21       10.25      4.94
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses (d)                          0.80(g)   1.55(g)   1.55(g)   0.80(g)   1.55(g)(h) 1.55(g)(h)     0.80(g)     0.80      0.80
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)             5.97(g)   5.22(g)   5.22(g)   5.57(g)   4.46(g)(h) 4.46(g)(h)     5.36(g)     5.96      5.31
------------------------------------------------------------------------------------------------------------------------------------
Fees and expenses waived or
borne by the Advisor (d)              1.56(g)   1.56(g)   1.56(g)   2.24(g)   5.84(g)(h) 5.84(g)(h)     1.56(g)     1.98      1.49
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)             34        34        34       196       196        196            158          56       469
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)($)   4,651       409       112     3,843        16          1          8,799       3,248     4,694


(a) Per share data was calculated using average shares outstanding during the period.

(b)   Class B and Class C shares were initially offered on September 15, 1999.

(c) Effective October 19, 1998, the Primary shares were redesignated Class A shares.


(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(e) Had the advisor not waived or reimbursed a portion of expenses, total return would have been reduced.



(f)   Not annualized.



(g) The benefits derived from custody credits and directed brokerage arrangement had no impact.



(h)   Annualized.

NOTES
--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Liberty Funds Trust III:  811-00881





-     Liberty Special Fund (formerly Crabbe Huson Special Fund)



-     Liberty Contrarian Equity Fund (formerly Crabbe Huson Equity Fund)






-     Liberty Contrarian Income Fund (formerly Crabbe Huson Contrarian Income
      Fund)



--------------------------------------------------------------------------------


                           [LIBERTY FUNDS LETTERHEAD]

LIBERTY CONTRARIAN BALANCED FUND                       PROSPECTUS, MARCH 1, 2001



CLASS I SHARES

Advised by Crabbe Huson Group, Inc.



Class I shares may be purchased only by pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations and high net worth individuals, or through certain broker-dealers, financial institutions and other financial intermediaries which have entered into agreements with the Fund and which invest a minimum of $1 million.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND
--------------------------------------------------------------------------------

Investment Goals............................................................

Principal Investment Strategies.............................................

Principal Investment Risks..................................................

Performance History.........................................................

Your Expenses...............................................................

YOUR ACCOUNT
--------------------------------------------------------------------------------

How to Buy Shares...........................................................

How to Exchange Shares......................................................

How to Sell Shares..........................................................

Fund Policy on Trading of Fund Shares.......................................

Other Information About Your Account........................................

MANAGING THE FUND
--------------------------------------------------------------------------------

Investment Advisor..........................................................

Portfolio Managers..........................................................

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


---------------------------
Not FDIC  May Lose Value
Insured   -----------------
          No Bank Guarantee
---------------------------

THE FUND                LIBERTY CONTRARIAN BALANCED FUND



UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks preservation of capital, capital appreciation and income.


PRINCIPAL INVESTMENT STRATEGIES

--------------------------------------------------------------------------------
The Fund invests in a combination of stocks, bonds and cash. The Fund's investment advisor will constantly adjust the Fund's allocation of stocks, bonds and cash to adapt to changing market and economic conditions. Under normal market conditions, the Fund expects to invest its assets as follows: 25% to 60% in stocks; 30% to 55% in bonds; and 5% to 30% in cash or cash equivalents. In managing the Fund, the advisor follows a basic value, contrarian approach in selecting securities for its portfolio.


The Fund's stock investments will consist primarily of U.S. stocks of companies with medium (from $1 billion to $3 billion) to large (in excess of $3 billion) market capitalizations. The Fund's bond investments will consist primarily of U.S. government securities and investment grade bonds. The U. S. government securities may consist of U.S. treasuries and mortgage-backed securities issued or guaranteed by the U.S. government, its agents or instrumentalities. The advisor may purchase bonds of any maturity.



At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.



In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

THE FUND

bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.



Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Interest rate risk is the risk of a change in the price of a bond when interest rates increase of decline. In general, if interest rates rise, bond prices fall, and if interest rates fall,


Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in the advisor's opinion. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.


Because the Fund may invest in debt securities issued by private entities, including certain types of mortgage-backed securities and corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

THE FUND



The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.



An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND

UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURN shows the Fund's Class I share performance for each complete calendar year since it commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows Class A share returns with sales charges.



The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks and the Lehman Brothers Government/Credit Bond Index (Lehman Index), an unmanaged index that tracks the performance of selection of U.S. government and investment grade U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class I shares. The performance table following the bar chart shows how the Fund's average annual returns for Class I shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS (1)

                                  [BAR CHART]

                            1991            22.01%
                            1992            12.20%
                            1993            18.20%
                            1994            -0.84%
                            1995            20.21%
                            1996             6.90%
                            1997            19.68%
                            1998             0.12%
                            1999             6.65%
                            2000            14.03%


For period shown in bar chart:
Best quarter: 1st quarter 1997, +11.85%
Worst quarter: 2nd quarter 1998, -10.21%


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000



                             INCEPTION
                               DATE          1 YEAR          5 YEARS       10 YEARS
Class I (%)                  10/28/96         14.03           9.27(1)      11.56(1)
-----------------------------------------------------------------------------------
S&P 500 Index(%)                N/A           -9.10          18.33         17.44
-----------------------------------------------------------------------------------
Lehman Index(%)                 N/A           11.85           6.24          8.00




(1) Class I shares is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on January 31, 1989, and Class I shares were initially offered on October 28, 1996.

THE FUND


UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Estimated Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same

- Assumes reinvestment of all dividends and distributions

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES (2) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)               0.00
--------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)         0.00
--------------------------------------------------------------
Redemption fee (%) (as a percentage of                  (3)
amount redeemed, if applicable)

ESTIMATED ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management fee (4) (%)                                1.05
--------------------------------------------------------------
Distribution and service (12b-1) fees (%)             0.00
--------------------------------------------------------------
Other expenses  (%)                                   0.23
--------------------------------------------------------------
Total annual fund operating expenses (4) (%)          1.28

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


       1 YEAR                3 YEARS              5 YEARS             10 YEARS
        $131                  $407                 $704                $1,548



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.


(3) There is a $7.50 charge for wiring sale proceeds to your bank.


(4) The Fund's advisor and administrator have voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) for Class I shares will not exceed 1.00%. As a result, the actual management and administration fees for Class I shares would be 0.77% and total annual fund operating expenses for Class I shares would be 1.00%. This arrangement may be modified or terminated by the advisor or administrator at any time.

                                  YOUR ACCOUNT


WHO IS ELIGIBLE TO BUY CLASS I SHARES?

Class I shares may be purchased only by pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations and high net worth individuals, or through certain broker-dealers, financial institutions and other financial intermediaries which have entered into agreements with the Fund and which invest a minimum of $1 million.

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                INSTRUCTIONS
Through your          Your financial advisor can help you establish your account and
financial advisor     buy Fund shares on your behalf.  Your financial advisor may charge you fees for executing the purchase for you.
--------------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check made
(new account)         payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class or
                      Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund.  To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------------
By                    wire You may purchase shares by wiring money from your
                      bank account to your fund account. To wire funds to your
                      fund account, call 1-800-422-3737 to obtain a control
                      number and the wiring instructions.
--------------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring money
transfer              from your bank account to your fund account by calling
                      1-800-422-3737. Electronic funds transfers may take up to
                      two business days to settle and be considered in "good
                      form." You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the application.
--------------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments automatically
investment plan       from your bank account to your fund account.  You can select a pre-authorized amount to be sent via electronic funds
                      transfer. Be sure to complete the appropriate section of
                      the application for this feature.
--------------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by one fund
diversification       into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in another fund, call
                      1-800-345-6611.

YOUR ACCOUNT


CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS I.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class I shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                INSTRUCTIONS
Through your          You may call your financial advisor to place your sell order.
financial advisor     To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of the NYSE, usually 4:00 p.m. Eastern time.
---------------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into Class I shares or Class A
                      shares of another fund at no additional cost. To exchange
                      by telephone, call 1-800-422-3737.
---------------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                      1-800-345-6611.
---------------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction to the address below.  In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call 1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 1722, Boston, MA 02105-1722.
---------------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be
                      wired to your bank. You must set up this feature prior to
                      your telephone request. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
---------------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if
                      your account balance is at least $5,000. All dividend and
                      capital gains distributions must be reinvested.
                      Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class I shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class I shares by dividing total net assets attributable to Class I shares by the number of outstanding Class I shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class I shares.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------
Dividend              Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------
Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

YOUR ACCOUNT


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Crabbe Huson Group, Inc. (Crabbe Huson), located at 121 S. W. Morrison, Suite 1400, Portland, Oregon 97204, is the Fund's investment advisor. In its duties as investment advisor, Crabbe Huson runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of January 31, 2001, Crabbe Huson managed over $1.8 billion in assets.



For the 2000 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Fund amounted to 0.77% of average daily net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Management of the Fund is handled on a day-to-day basis by a team consisting of John E. Maack, Jr. CFA, Robert E. Anton, Garth R. Nisbet CFA, Paul
C. Rocheleau and Jeffrey D. Huffman CFA. Mr. Maack is the coordinator of the team. Mr. Maack was employed as a portfolio and securities analyst by Crabbe Huson from 1988 to July, 1999. After being on sabbatical, he returned to employment with Crabbe Huson in December, 1999 as Director of Equities, Portfolio Manager and Analyst. Mr. Anton, Portfolio Manager and Analyst, joined Crabbe Huson in June, 1995. Prior to joining Crabbe Huson, Mr. Anton served for 17 years as chief investment officer and as a portfolio manager at Financial Aims Corporation. Mr. Nisbet, chief investment officer, joined Crabbe Huson in April, 1995. Mr. Rocheleau, Portfolio Manager and Analyst, joined Crabbe Huson in December, 1992. Mr. Huffman, Portfolio Manager and Analyst, joined Crabbe Huson in April, 2000. Prior to joining Crabbe Huson, Mr. Huffman was a vice president and senior portfolio manager of WM Advisors, Inc. from January, 1995 to March, 2000.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31, unless otherwise noted. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for the years ended October 31, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods through October 31, 1998, has been derived from the Fund's financial statements which have been audited by KPMG LLP, independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.


LIBERTY CONTRARIAN BALANCED FUND
--------------------------------------------------------------------------------


                                                                        Year ended October 31,
                                                      2000         1999         1998(b)       1997         1996(c)
                                                    Class I      Class I      Class I       Class I      Class I
Net asset value --

Beginning of period ($)                               12.770       12.810       14.940        13.390       13.380

INCOME FROM INVESTMENT OPERATIONS ($)

Net investment income(a)                               0.374        0.334        0.320         0.420        0.010
Net realized and unrealized gain (loss)                1.708        0.269       (0.370)        2.240        0.080
Total from Investment Operations                       2.082        0.603       (0.050)        2.660        0.090

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($)

From net investment income                            (0.437)      (0.367)      (0.270)       (0.370)      (0.080)

From net realized gains                               (0.865)      (0.276)      (1.810)       (0.740)        --
Total Distributions Declared to Shareholders          (1.302)      (0.643)      (2.080)       (1.110)      (0.080)
Net asset value - End of period ($)                   13.550       12.770       12.810        14.940       13.390
Total return (%) (d)(e)                                17.61         4.75        (0.44)        21.18         0.59(i)
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                1.00(f)      0.96(f)      1.01(g)       1.00(g)      1.00(g)(h)
Net investment income                                   2.92(f)      2.54(f)      2.58(g)       2.70(g)      2.87(g)(h)
Fees and expenses waived or borne by the
Advisor/Administrator                                   0.28(f)      0.33(f)      0.24          0.42         1.00(h)
Portfolio turnover                                        82           99          115           119          252
Net assets at end of period (000)($)                  15,512       21,188       33,723        28,598        2,526


(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective October 19, 1998, the institutional shares were redesignated Class I shares.

(c) Class I shares were initially offered on October 28, 1996. Per share amounts reflect activity from that date.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the advisor not waived or reimbursed a portion of the expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g) Includes expenses paid indirectly through directed brokerage and certain expenses offset arrangements.

(h) Annualized.

(i) Not annualized.

NOTES

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                                                                              15

NOTES

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                                                                              16

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust III:  811-881


- Liberty Contrarian Balanced Fund (formerly Crabbe Huson Managed Income & Equity Fund)


--------------------------------------------------------------------------------

                           [LIBERTY FUNDS LETTERHEAD]

LIBERTY CONTRARIAN BALANCED FUND
--------------------------------------------------------------------------------


PROSPECTUS, MARCH 1, 2001


CLASS A, B AND C SHARES

Advised by Crabbe Huson Group, Inc.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


----------------------------------
NOT FDIC        MAY LOSE VALUE
INSURED         ------------------
                NO BANK GUARANTEE
----------------------------------

TABLE OF CONTENTS


THE FUND
-------------------------------------------------------------------------------

Investment Goals............................................................

Principal Investment Strategies.............................................

Principal Investment Risks..................................................

Performance History.........................................................

Your Expenses...............................................................

YOUR ACCOUNT
-------------------------------------------------------------------------------

How to Buy Shares...........................................................

Sales Charges...............................................................

How to Exchange Shares......................................................

How to Sell Shares..........................................................

Fund Policy on Trading of Fund Shares.......................................

Distribution and Service Fees...............................................

Other Information About Your Account........................................

MANAGING THE FUND
-------------------------------------------------------------------------------

Investment Advisor..........................................................

Portfolio Manager...........................................................

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

THE FUND
--------------------------------------------------------------------------------

UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.

INVESTMENT GOALS
--------------------------------------------------------------------------------

The Fund seeks preservation of capital, capital appreciation and income.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests in a combination of stocks, bonds and cash. The Fund's investment advisor will constantly adjust the Fund's allocation of stocks, bonds and cash to adapt to changing market and economic conditions. Under normal market conditions, the Fund expects to invest its assets as follows: 25% to 60% in stocks; 30% to 55% in bonds; and 5% to 30% in cash or cash equivalents. In managing the Fund, the advisor follows a basic value, contrarian approach in selecting securities for its portfolio.


The Fund's stock investments will consist primarily of U.S. stocks of companies with medium (from $1 billion to $3 billion) to large (in excess of $3 billion) market capitalizations. The Fund's bond investments will consist primarily of U.S. government securities and investment grade bonds. The U. S. government securities may consist of U.S. treasuries and mortgage-backed securities issued or guaranteed by the U.S. government, its agents or instrumentalities. The advisor may purchase bonds of any maturity.


At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

THE FUND


income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.



Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Interest rate risk is the risk of a change in the price of a bond when interest rates increase of decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in the advisor's opinion. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

Because the Fund may invest in debt securities issued by private entities, including certain types of mortgage-backed securities and corporate bonds, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer's industry may impact the issuer's ability to make timely payment of interest or principal. This could result in decreases in the price of the security.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is present in the Fund because of its investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

THE FUND



The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.



An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND


UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since it commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows each class's returns with sales charges.


The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks and the Lehman Brothers Government /Credit Bond Index (Lehman Index), an unmanaged index that tracks the performance of selection of U.S. government and investment grade U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year the Fund's calendar year total returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.



CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  [BAR CHART]

Year
1991               21.22%
1992               12.20%
1993               18.20%
1994               -0.84%
1995               20.21%
1996                6.84%
1997               19.19%
1998               -0.18%
1999                6.16%
2000               13.56%

For periods shown in bar chart:

Best quarter: 1st quarter 1997, +11.85%
Worst quarter: 2nd quarter 1998, -10.21%


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000


                                    INCEPTION
                                      DATE
                                                     1 YEAR         5 YEARS       10 YEARS
Class A (%)                            1/31/89         8.16           7.86          10.83
--------------------------------------------------------------------------------------------
Class B (%)                            1/27/99         7.76          8.33(1)        11.22(1)
--------------------------------------------------------------------------------------------
Class C (%)                            1/27/99        11.76          8.60(1)        11.22(1)
--------------------------------------------------------------------------------------------
S&P 500 Index (%)                        N/A          -9.10          18.33          17.44
--------------------------------------------------------------------------------------------
Lehman Index                             N/A          11.85           6.24           8.00



(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on January 31, 1989 and Class B and C shares were initially offered on January 27, 1999.

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees,and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% total return for each year

-    Fund operating expenses remain the same

-    Assumes reinvestment of all dividends and distributions


-    Assumes Class B shares convert to Class A shares after eight years



YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SALES FEES (2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                     CLASS A       CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                4.75          0.00        0.00
--------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          1.00(3)       5.00        1.00
--------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                         (4)          (4)          (4)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                     CLASS A     CLASS B     CLASS C
Management and administration fees(5) (%)              1.05        1.05        1.05
-----------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.25        1.00        1.00
-----------------------------------------------------------------------------------
Other expenses (%)                                     0.38        0.38        0.38
-----------------------------------------------------------------------------------
Total annual fund operating expenses (5)(%)            1.68        2.43        2.43


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS
Class A                                    $638      $  979       $1,344     $2,368
------------------------------------------------------------------------------------
Class B:    did not sell your shares       $246      $  758       $1,296     $2,581

            sold all your shares at
            the end of the period          $746      $1,058       $1,496     $2,581
-----------------------------------------------------------------------------------
Class C:    did not sell your shares       $246      $  758       $1,296     $2,766
            Sold all your shares at
            the end of the period          $346      $  758       $1,296     $2,766


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.



(5) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, transfer agency fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.00%. As a result, the actual management and administration fees for each share class would be 0.77% and total annual fund operating expenses for Class A, B and C shares would be 1.40%, 2.15% and 2.15%, respectively. This arrangement may be terminated by the advisor or administrator at any time.

YOUR ACCOUNT
--------------------------------------------------------------------------------


INVESTMENT MINIMUMS



Initial Investment.............................................   $1,000
Subsequent Investments.........................................   $   50
Automatic Investment Plans*....................................   $   50
Retirement Plans*..............................................   $   25



*The initial investment minimum of $1,000 is waived on this plan.



The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------




METHOD                  INSTRUCTIONS
Through your            Your financial advisor can help you establish your
financial advisor       account and buy Fund shares on your behalf. Your
                        financial advisor may charge you fees for executing the
                        purchase for you.

By check                For new accounts, send a completed application and check
(new account)           made payable to the Fund to the transfer agent, Liberty
                        Funds Services, Inc., P.O. Box 1722, Boston, MA
                        02105-1722.

By check                For existing accounts, fill out and return the
(existing account)      additional investment stub included in your quarterly
                        statement, or send a letter of instruction including
                        your Fund name and account number with a check made
                        payable to the Fund to Liberty Funds Services, Inc.,
                        P.O. Box 1722, Boston, MA 02105-1722.

By exchange             You or your financial advisor may acquire shares by
                        exchanging shares you own in one fund for shares of the
                        same class of the Fund at no additional cost. There may
                        be an additional charge if exchanging from a money
                        market fund. To exchange by telephone, call
                        1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic funds     You may purchase shares by electronically transferring
transfer                money from your bank account to your fund account by
                        calling 1-800-422-3737. Electronic funds transfers may
                        take up to two business days to settle and be considered
                        in "good form." You must set up this feature prior to
                        your telephone request. Be sure to complete the
                        appropriate section of the application.

Automatic               You can make monthly or quarterly investments
investment plan         automatically from your bank account to your fund
                        account. You can select a pre-authorized amount to be
                        sent via electronic funds transfer. Be sure to complete
                        the appropriate section of the application for this
                        feature.

By dividend             You may automatically invest dividends distributed by
diversification         one fund into the same class of shares of the Fund at no
                        additional sales charge. To invest your dividends in
                        another fund, call 1-800-345-6611.



    >

YOUR ACCOUNT



CHOOSING A SHARE CLASS


The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.



SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES
--------------------------------------------------------------------------------


                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                               4.75           4.99          4.25
-------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          4.00
-------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          3.00
-------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
-------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
-------------------------------------------------------------------------------------
$1,000,000 or more                              0.00           0.00          0.00



Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:



PURCHASES OVER $1 MILLION


AMOUNT PURCHASED                                           COMMISSION %
First $3 million                                               1.00
-----------------------------------------------------------------------
Next $3 million to less than $5 million                        0.80
-----------------------------------------------------------------------
$5 million to less than $25 million                            0.50
-----------------------------------------------------------------------
$25 million or more                                            0.25

YOUR ACCOUNT



UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES


Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.



For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.



REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at the Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.


PURCHASES OF LESS THAN $250,000:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             5.00
--------------------------------------------------------------------------------
Through second year                                            4.00
--------------------------------------------------------------------------------
Through third year                                             3.00
--------------------------------------------------------------------------------
Through fourth year                                            3.00
--------------------------------------------------------------------------------
Through fifth year                                             2.00
--------------------------------------------------------------------------------
Through sixth year                                             1.00
--------------------------------------------------------------------------------
Longer than six years                                          0.00

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares is eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial

YOUR ACCOUNT



advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
--------------------------------------------------------------------------------
Through second year                                            2.00
--------------------------------------------------------------------------------
Through third year                                             1.00
--------------------------------------------------------------------------------
Longer than three years                                        0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares is four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
--------------------------------------------------------------------------------
Through second year                                            2.00
--------------------------------------------------------------------------------
Through third year                                             1.00


Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares is three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or

YOUR ACCOUNT


financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.



CLASS C SALES CHARGES
--------------------------------------------------------------------------------

HOLDING PERIOD AFTER PURCHASE                     % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                             1.00
--------------------------------------------------------------------------------
Longer than one year                                           0.00


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

YOUR ACCOUNT






HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------


METHOD                  INSTRUCTIONS
Through your            You may call your financial advisor to place your sell
financial advisor       order. To receive the current trading day's price, your
                        financial advisor firm must receive your request prior
                        to the close of the NYSE, usually 4:00 p.m. Eastern
                        time.

By exchange             You or your financial advisor may sell shares by
                        exchanging from the Fund into the same share class of
                        another fund at no additional cost. To exchange by
                        telephone, call 1-800-422-3737.

By telephone            You or your financial advisor may sell shares by
                        telephone and request that a check be sent to your
                        address of record by calling 1-800-422-3737, unless you
                        have notified the Fund of an address change within the
                        previous 30 days. The dollar limit for telephone sales
                        is $100,000 in a 30-day period. You do not need to set
                        up this feature in advance of your call. Certain
                        restrictions apply to retirement accounts. For details,
                        call 1-800-345-6611.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.
                        All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.
                        For details, call 1-800-345-6611.

                        Mail your letter of instruction to Liberty Funds
                        Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic           You may automatically sell a specified dollar amount or
withdrawal plan         percentage of your account on a monthly, quarterly or
                        semi-annual basis and have the proceeds sent to you if
                        your account balance is at least $5,000. This feature is
                        not available if you hold your shares in certificate
                        form. All dividend and capital gains distributions must
                        be reinvested. Be sure to complete the appropriate
                        section of the account application for this feature.

By electronic           You may sell shares and request that the proceeds be
funds transfer          electronically transferred to your bank. Proceeds may
                        take up to two business days to be received by your
                        bank. You must set up this feature prior to your
                        request. Be sure to complete the appropriate section of
                        the account application for this feature.




FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

YOUR ACCOUNT

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------


The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A shares, Class B shares and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividend Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.


Capital gains           Represents net long-term capital gains on sales of
                        securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.



If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.




DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------

Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------



Receive all distributions in cash (with one of the following options):



-    send the check to your address of record

-    send the check to a third party address

-    transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

YOUR ACCOUNT

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND


INVESTMENT ADVISOR
--------------------------------------------------------------------------------


Crabbe Huson Group, Inc. (Crabbe Huson), located at 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204, is the Fund's investment advisor. In its duties as investment advisor, Crabbe Huson runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of January 31, 2001, Crabbe Huson managed over $1.8 billion in assets.



For the 2000 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Fund amounted to 0.77% of average daily net assets of the Fund.



PORTFOLIO MANAGERS
--------------------------------------------------------------------------------


Management of the Fund is handled on a day-to-day basis by a team consisting of John E. Maack, Jr. CFA, Robert E. Anton, Garth R. Nisbet CFA, Paul
C. Rocheleau and Jeffrey D. Huffman CFA. Mr. Maack is the coordinator of the team. Mr. Maack was employed as a portfolio and securities analyst by Crabbe Huson from 1988 to July, 1999. After being on sabbatical, he returned to employment with Crabbe Huson in December, 1999 as Director of Equities, Portfolio Manager and Analyst. Mr. Anton, Portfolio Manager and Analyst, joined Crabbe Huson in June, 1995. Prior to joining Crabbe Huson, Mr. Anton served for 17 years as chief investment officer and as a portfolio manager at Financial Aims Corporation. Mr. Nisbet, chief investment officer, joined Crabbe Huson in April, 1995. Mr. Rocheleau, Portfolio Manager and Analyst, joined Crabbe Huson in December, 1992. Mr. Huffman, Portfolio Manager and Analyst, joined Crabbe Huson in April, 2000. Prior to joining Crabbe Huson, Mr. Huffman was a vice president and senior portfolio manager of WM Advisors, Inc. from January, 1995 to March, 2000.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information, for the fiscal years ended October 31, 2000 and 1999, has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report. The information for periods through October 31, 1998, has been derived from the Fund's financial statements which have been audited by KPMG LLP, independent auditors,whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.


THE FUND
--------------------------------------------------------------------------------



                                                                             YEARS ENDED OCTOBER 31,
                                                         2000                                        1999

                                              CLASS A         CLASS B     CLASS C    CLASS A     CLASS B(b)    CLASS C(b)
Net asset value --
Beginning of period ($)                         12.790         12.770      12.770     12.810       12.760        12.760

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (a)                        0.321          0.224       0.224      0.275        0.143         0.143
Net realized and unrealized gain (loss)          1.719          1.699       1.719      0.262        0.016         0.016
Total from Investment Operations                 2.040          1.923       1.943      0.537        0.159         0.159

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
From net investment income                      (0.375)        (0.278)     (0.278     (0.281)      (0.149)       (0.149)
From net realized gains                         (0.865)        (0.865)     (0.865     (0.276)        --            --
Total distributions declared to
shareholders                                    (1.240)        (1.143)     (1.143     (0.557)        --            --
Net asset value --
End of period ($)                               13.590         13.550      13.570     12.790       12.770        12.770
Total return (%) (d)(e)                          17.18          16.14       16.31       4.22         1.18(f)       1.18(f)

RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                          1.42(g)        2.17(g)     2.17(g)    1.42(g)      2.17(g)(i)    2.17(g)(i)
Net investment income                             2.50(g)        1.75(g)     1.75(g)    2.08(g)      1.40(g)(i)    1.40(g)(i)
Fees and expenses waived or
borne by the advisor                              0.26(g)        0.26(g)     0.26(g)    0.33(g)      0.40(g)(i)    0.40(g)(i)
Portfolio turnover (%)                              82             82          82         99           99            99
Net assets at end of period (000) ($)           25,540            129           4     37,791           29             3






                                                           YEARS ENDED OCTOBER 31,
                                                    1998              1997             1996

                                                  CLASS A(c)         CLASS A          CLASS A
Net asset value --
Beginning of period ($)                            14.940            13.390            13.640

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (a)                           0.290             0.320             0.300
Net realized and unrealized gain (loss)            (0.370)            2.290             0.880
Total from Investment Operations                   (0.080)            2.610             1.180

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
From net investment income                         (0.240)           (0.320)            0.300
From net realized gains                            (1.810)           (0.740)            1.130
Total distributions declared to
shareholders                                       (2.050)           (1.060)            1.430
Net asset value --
End of period ($)                                  12.810            14.940            13.390
Total return (%) (d)(e)                             (0.69)            20.60              8.96

RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                             1.32(h)           1.42(h)           1.47(h)
Net investment income                                2.27(h)           2.25(h)           2.22(h)
Fees and expenses waived or
borne by the advisor                                 0.16              0.13              --
Portfolio turnover (%)                                115               119               252
Net assets at end of period (000) ($)              67,681            95,960           125,018




(a) Per share data was calculated using average shares outstanding during the period.

(b) Class B and Class C shares were initially offered on January 27, 1999. Per share amounts reflect activity from that date.

(c) Effective October 19, 1998, the Primary shares were redesignated Class A shares.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the advisor or administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.

(i)  Annualized.

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:


Liberty Funds Trust III : 811-00881



- Liberty Contrarian Balanced Fund (formerly Crabbe Huson Managed Income and Equity Fund)



                              [LIBERTY FUNDS LOGO]

                    Liberty Funds Distributor, Inc (c)2000
                    One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
                    www.libertyfunds.com

LIBERTY CONTRARIAN FUND        PROSPECTUS, MARCH 1, 2001
-------------------------------------------------------------------------------


CLASS A, B AND C SHARES

Advised by Crabbe Huson Group, Inc.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



TABLE OF CONTENTS


THE FUND
-------------------------------------------------------------------------------
Investment Goal................................................................

Principal Investment Strategies................................................

Principal Investment Risks......................................................

Performance History............................................................

Your Expenses..................................................................


YOUR ACCOUNT
-------------------------------------------------------------------------------
How to Buy Shares..............................................................

Sales Charges..................................................................

How to Exchange Shares.........................................................

How to Sell Shares.............................................................

Fund Policy on Trading of Fund Shares..........................................

Distribution and Service Fees..................................................

Other Information About Your Account...........................................


MANAGING THE FUND
-------------------------------------------------------------------------------

Investment Advisor.............................................................

Portfolio Manager..............................................................


FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------



----------------------------
NOT FDIC   MAY LOSE VALUE
           -----------------
INSURED    NO BANK GUARANTEE
----------------------------

THE FUND


UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value, contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.


INVESTMENT GOAL
-------------------------------------------------------------------------------
The Fund seeks to provide long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------



Under normal market conditions, the Fund will seek to achieve its objective of long-term capital appreciation by investing primarily in common stocks. It generally will invest at least 60% of its assets in widely and actively traded stocks with medium (from $1 billion to $3 billion) and large (in excess of $3 billion) market capitalizations with the remainder of its assets in stocks with small (less than $1 billion) market capitalizations. In managing the Fund, the Fund's investment advisor follows a basic value contrarian approach in selecting stocks for its portfolio.



At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.



PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------



The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.



Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is



                                                                              --

THE FUND


no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.



Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in the advisor's opinion. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.


The Fund may invest in equity real estate investment trusts (REITs). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. REITs are subject to heavy cash flow dependency and default by borrowers. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, and changes in interest rates.


Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.



Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stocks and undervalued in the advisor's opinion.



The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


                                                                              --

THE FUND


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                                                              --

THE FUND

UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since it commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year and life of the Fund periods. They include the effects of Fund expenses. The table shows each class's returns with sales charges.



The Fund's return is compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.


PERFORMANCE HISTORY
-------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.



CALENDAR YEAR TOTAL RETURNS (CLASS A)
-------------------------------------------------------------------------------
[BAR CHART]


1999             15.03%
2000             22.22%



For period shown in bar chart:
Best quarter: 2nd quarter 1999, +17.22%
Worst quarter: 3rd quarter 1999, -11.20%


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------



                                          INCEPTION                 LIFE OF THE
                                            DATE        1 YEAR          FUND
Class A (%)                                12/1/98       15.19         15.46
-------------------------------------------------------------------------------
Class B (%)                                12/1/98       16.37         16.69
-------------------------------------------------------------------------------
Class C (%)                                12/1/98       20.28         17.86
-------------------------------------------------------------------------------
S&P 500 Index (%)                            N/A         -9.10         N/A(1)




(1) Performance information is from
    November 30, 1998.



                                                                              --

THE FUND

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees,and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-  $10,000 initial investment

-  5% total return for each year

-  Fund operating expenses remain the same

-  Assumes reinvestment of all dividends and distributions


-  Assumes Class B shares convert to Class A shares after eight years


YOUR EXPENSES
------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SALES FEES (2) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------

                                                   CLASS A    CLASS B   CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)              5.75       0.00      0.00
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)      1.00(3)      5.00      1.00
-------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                      (4)        (4)       (4)

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------


                                                  CLASS A    CLASS B    CLASS C
Management (5)(%)                                   0.85       0.85       0.85
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)           0.25       1.00       1.00
-------------------------------------------------------------------------------
Other expenses (5)(%)                               2.14       2.14       2.14
-------------------------------------------------------------------------------
Total annual fund operating expenses (5)(%)         3.24       3.99       3.99



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-------------------------------------------------------------------------------


CLASS                                   1 YEAR   3 YEARS     5 YEARS    10 YEARS
Class A                                  $883     $1,516      $2,172     $3,913
-------------------------------------------------------------------------------
Class B:   did not sell your shares      $401     $1,216      $2,047     $4,041

           sold all your shares at
           the end of the period         $901     $1,516      $2,247     $4,041
-------------------------------------------------------------------------------
Class C:   did not sell your shares      $401     $1,216      $2,047     $4,199

           Sold all your shares at
           the end of the period         $501     $1,216      $2,047     $4,199



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)      There is a $7.50 charge for wiring sale proceeds to your bank.



(5) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.35%. As a result, the actual management and administration fees for each share class would be 0.00%, other expenses for each share class would be 1.35% and total annual fund operating expenses for Class A, B and C shares would be 1.60%, 2.35% and 2.35%, respectively. This arrangement may be terminated by the advisor or administrator at any time.



                                                                              --

YOUR ACCOUNT



INVESTMENT MINIMUMS


Initial Investment...................................................    $1,000
Subsequent Investments...............................................       $50
Automatic Investment Plans*..........................................       $50
Retirement Plans*....................................................       $25


*The initial investment minimum of $1,000 is waived on this plan.



The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



HOW TO BUY SHARES
-------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
-------------------------------------------------------------------------------


METHOD                    INSTRUCTIONS
Through your              Your financial advisor can help you establish your account and
financial advisor         buy Fund shares on your behalf. Your financial advisor may charge you fees for executing the purchase for you.
------------------------------------------------------------------------------------------
By check                  For new accounts, send a completed application and check made
(new account)             payable to the Fund to the transfer agent, Liberty Funds
                          Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
------------------------------------------------------------------------------------------
By check                  For existing accounts, fill out and return the additional
(existing account)        investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                          Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
------------------------------------------------------------------------------------------
By exchange               You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the
                          Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by
                          telephone, call 1-800-422-3737.
------------------------------------------------------------------------------------------
By wire                   You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call
                          1-800-422-3737 to obtain a control number and the wiring
                          instructions.
------------------------------------------------------------------------------------------
By electronic funds       You may purchase shares by electronically transferring money
transfer                  from your bank account to your fund account by calling
                          1-800-422-3737. Electronic funds transfers may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
------------------------------------------------------------------------------------------
Automatic                 You can make monthly or quarterly investments automatically
investment plan           from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds
                          transfer. Be sure to complete the appropriate section of the application for this feature.
------------------------------------------------------------------------------------------
By dividend               You may automatically invest dividends distributed by one fund
diversification           into the same class of shares of the Fund at no additional sales charge. To invest your dividends in another fund, call
                          1-800-345-6611.








                                                                              --

YOUR ACCOUNT


CHOOSING A SHARE CLASS


The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.



SALES CHARGES
-------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES
-------------------------------------------------------------------------------


                                                                         % OF
                                                                       OFFERING
                                          AS A % OF                      PRICE
                                         THE PUBLIC       AS A %      RETAINED BY
                                          OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                          PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                           5.75           6.10          5.00
---------------------------------------------------------------------------------
$50,000 to less than $100,000               4.50           4.71          3.75
---------------------------------------------------------------------------------
$100,000 to less than $250,000              3.50           3.63          2.75
---------------------------------------------------------------------------------
$250,000 to less than $500,000              2.50           2.56          2.00
---------------------------------------------------------------------------------
$500,000 to less than $1,000,000            2.00           2.04          1.75
---------------------------------------------------------------------------------
$1,000,000 or more                          0.00           0.00          0.00



Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:



PURCHASES OVER $1 MILLION
-------------------------------------------------------------------------------


AMOUNT PURCHASED                                           COMMISSION %
First $3 million                                               1.00
-------------------------------------------------------------------------------
Next $3 million to less than $5 million                        0.80
-------------------------------------------------------------------------------
$5 million to less than $25 million                            0.50
-------------------------------------------------------------------------------
$25 million or more                                            0.25




                                                                              --

YOUR ACCOUNT







                                                                              --

YOUR ACCOUNT



UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES


Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.



For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 100% commission from the distributor on all purchases of less than $3 million.



REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at the Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.



PURCHASES OF LESS THAN $250,000:


CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             5.00
-------------------------------------------------------------------------------
Through second year                                            4.00
-------------------------------------------------------------------------------
Through third year                                             3.00
-------------------------------------------------------------------------------
Through fourth year                                            3.00
-------------------------------------------------------------------------------
Through fifth year                                             2.00
-------------------------------------------------------------------------------
Through sixth year                                             1.00
-------------------------------------------------------------------------------
Longer than six years                                          0.00


Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares is eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial

                                                                              --

YOUR ACCOUNT



advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:


CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
-------------------------------------------------------------------------------
Through second year                                            2.00
-------------------------------------------------------------------------------
Through third year                                             1.00
-------------------------------------------------------------------------------
Longer than three years                                        0.00


Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares is four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:


CLASS B SALES CHARGES
-------------------------------------------------------------------------------


                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
-------------------------------------------------------------------------------
Through second year                                            2.00
-------------------------------------------------------------------------------
Through third year                                             1.00



Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares is three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or

                                                                              --

YOUR ACCOUNT


financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.



CLASS C SALES CHARGES
-------------------------------------------------------------------------------

HOLDING PERIOD AFTER PURCHASE                    % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                            1.00
-------------------------------------------------------------------------------
Longer than one year                                          0.00


HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------


You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.







                                                                              --

YOUR ACCOUNT







HOW TO SELL SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.



                                                                              --

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
-------------------------------------------------------------------------------


METHOD                INSTRUCTIONS
Through your          You may call your financial advisor to place your sell order.
financial advisor     To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of
                      another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                      1-800-345-6611.
--------------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below.  In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call 1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be
                      wired to your bank. You must set up this feature prior to
                      your telephone request. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
--------------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if
                      your account balance is at least $5,000. All dividend and
                      capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account
                      application for this feature.
--------------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.



FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------------------------------------------------



The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.



                                                                              --

YOUR ACCOUNT


DISTRIBUTION AND SERVICE FEES
-------------------------------------------------------------------------------


The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A shares, Class B shares and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.








                                                                              --

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


TYPES OF DISTRIBUTIONS
-------------------------------------------------------------------------------


Dividend              Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
-------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.



DISTRIBUTION OPTIONS The Fund distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.



If you do not indicate on your application your preference for handling distributions, the Funds will automatically reinvest all distributions in additional shares of the Funds.


DISTRIBUTION OPTIONS
-------------------------------------------------------------------------------


Reinvest all distributions in additional shares of your current fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):



- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

YOUR ACCOUNT


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
-------------------------------------------------------------------------------


Crabbe Huson Group, Inc. (Crabbe Huson), located at 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204, is the Fund's investment advisor. In its duties as investment advisor, Crabbe Huson runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of January 31, 2001, Crabbe Huson managed over $1.8 billion in assets.



For the 2000 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Fund amounted to 0.00% of average daily net assets of the Fund.



PORTFOLIO MANAGER
-------------------------------------------------------------------------------



The Fund is managed by John E. Maack, Jr. CFA. Mr. Maack was employed as a portfolio manager and securities analyst by Crabbe Huson from 1988 to July, 1999. He resumed employment with Crabbe Huson in December, 1999, as Director of Equities, Portfolio Manager and Analyst after being on sabbatical.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report. You can request a free annual report by calling 1-800-426-3750.


THE FUND
-------------------------------------------------------------------------------

                                                                      Period ended October 31,
                                                           2000                                1999(b)
                                                           ----                                -------
                                              Class A     Class B    Class C     Class A      Class B     Class C
Net asset value --
Beginning of period ($)                       10.390      10.330      10.320     10.000       10.000      10.000
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income(loss)(a)                (0.008)     (0.104)     (0.104)    (0.015)      (0.091)     (0.089)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)        3.448       3.404       3.414      0.405        0.421       0.409
------------------------------------------------------------------------------------------------------------------
Total from Investment Operations               3.440       3.300       3.310      0.390        0.330       0.320
------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                             13.830      13.630      13.630     10.390       10.330      10.320
------------------------------------------------------------------------------------------------------------------
Total return (%) (c)(d)                       33.11       31.95       32.07       3.90(e)      3.30(e)     3.20(e)
------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS (%):

Expenses (f)                                   1.60        2.35        2.35       1.60(g)      2.35(g)     2.35(g)
------------------------------------------------------------------------------------------------------------------
Net investment income (f)                     (0.06)      (0.81)      (0.81)     (0.15)(g)    (0.90)(g)    0.90(g)
------------------------------------------------------------------------------------------------------------------
Fees and expenses waived or
borne by the advisor/administrator (f)         1.64        1.64        1.64       3.56(g)      3.56(g)     3.56(g)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                          130         130         130        105(e)       105(e)      105(e)
------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000) ($)         4,654       1,104          61      3,279          209           9


(a) Per share data was calculated using average shares outstanding during the period.

(b)  The Fund commenced investment operations on December 1, 1998.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the advisor or administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g)  Annualized.

FOR MORE INFORMATION
-------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:


Liberty Funds Trust III: 811-00881



-  Liberty Contrarian Fund (formerly Crabbe Huson Contrarian Fund)



                              [LIBERTY LETTERHEAD]

LIBERTY CONTRARIAN INCOME FUND                  PROSPECTUS MARCH 1, 2001
--------------------------------------------------------------------------------


CLASS Z SHARES

Advised by Crabbe Huson Group, Inc.



Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



TABLE OF CONTENTS


THE FUND
--------------------------------------------------------------------------------

Investment Goal............................................................

Principal Investment Strategies............................................

Principal Investment Risks.................................................

Performance History........................................................

Your Expenses..............................................................

YOUR ACCOUNT
--------------------------------------------------------------------------------

How to Buy Shares..........................................................

Eligible Investors.........................................................

Sales Charges..............................................................

How to Exchange Shares.....................................................

How to Sell Shares.........................................................

Fund Policy on Trading of Fund Shares......................................

Other Information About Your Account.......................................

MANAGING THE FUND
--------------------------------------------------------------------------------

Investment Advisor.........................................................

Portfolio Managers.........................................................

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


---------------------------
Not FDIC   May Lose Value
         ------------------
Insured   No Bank Guarantee
---------------------------

THE FUND
--------------------------------------------------------------------------------


UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value, contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks the highest level of current income that is consistent with preservation of capital.



PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market conditions, the Fund invests at least 65% of its total assets in a combination of (i) U.S. government debt securities (such as U.S. Treasury bonds and mortgage-backed securities), (ii) "investment grade" corporate bonds ranked in the four highest grades by Moody's Investor Service or Standard and Poor's Corporation, and (iii) cash and cash equivalents.

In managing the Fund, the Fund's investment advisor follows a basic value, contrarian approach in selecting securities for its portfolio. The advisor is not subject to any limitations on the average maturity of the Fund's holdings. The advisor may adjust the maturity from time to time in response to changes in interest rates.


At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in the prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.




PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------


The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.



Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.



Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall,

THE FUND




bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.



Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.



Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and may result in greater volatility.



An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND



UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.


AVERAGE ANNUAL TOTAL RETURNS ARE a measure of the Fund's Class Z share performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.


<
The Fund's returns are compared to the Lehman Brothers Government/Credit Bond Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government and investment grade U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.


CALENDAR YEAR TOTAL RETURNS (CLASS Z) (1)
--------------------------------------------------------------------------------

[BAR CHART]

YEAR
1991      16.96%
1992       6.25%
1993       6.27%
1994      -3.60%
1995      16.98%
1996       1.99%
1997      11.58%
1998       9.75%
1999      -0.53%
2000      11.28%

For period shown in bar chart:
Best quarter:  4th  quarter 1991, +6.09%
Worst quarter:  1st  quarter 1996, -2.73%


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------


                                           1 YEAR        5 YEARS       10 YEARS
Class Z (%)                                11.28          6.69(1)        7.49(1)
Lehman Index (%)                           11.85          6.24           8.00






(1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. Class A share returns are not restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be higher, since Class Z shares are not subject to sales charges or service fees. Class A shares were initially offered on January 31, 1989. Class Z shares were initially offered on September 15, 1999.

THE FUND



UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% total return for each year

-    Fund operating expenses remain the same

-    Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                                 CLASS Z
Maximum sales charge (load) on purchases(%)
(as a percentage of the offering price)                            None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions(%) (as a percentage of the
offering price)                                                    None
--------------------------------------------------------------------------------
Redemption fee(%) (as a percentage of amount
redeemed, if applicable)                                           (3)



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                                 CLASS Z
Management fees(4)(%)                                              0.80
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(%)                           0.00
--------------------------------------------------------------------------------
Other expenses(5)(%)                                               1.34
--------------------------------------------------------------------------------
Total annual fund operating expenses(4)(%)                         2.14
--------------------------------------------------------------------------------



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

                                 1 YEAR     3 YEARS     5 YEARS      10 YEARS
                                  $217        $670       $1,149       $2,472




(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(3)  There is a $7.50 charge for wiring sale proceeds to your bank.



(4) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees for Class Z shares and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, transfer agency fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) will not exceed 0.55%. As a result, the actual management and administrative fees for Class Z shares would be 0.00%, other expenses for Class Z shares would be 0.52% and total annual fund operating expenses for Class Z shares would be 0.52% This arrangement may be terminated by the advisor or administrator at any time.

YOUR ACCOUNT





HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                      INSTRUCTIONS
Through your                Your financial advisor can help you establish your
financial advisor           account and buy Fund shares on your behalf. Your
                            financial advisor may charge you fees for executing
                            the purchase for you.
--------------------------------------------------------------------------------
By check                    For new accounts, send a completed application and
(new account)               check made payable to the Fund to the transfer
                            agent, Liberty Funds Services, Inc., P.O. Box 1722,
                            Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By check                    For existing accounts, fill out and return the
(existing account)          additional investment stub included in your
                            quarterly statement, or send a letter of instruction
                            including your Fund name and account number with a
                            check made payable to the Fund to Liberty Funds
                            Services, Inc., P.O. Box 1722, Boston, MA
                            02105-1722.
--------------------------------------------------------------------------------
By exchange                 You or your financial advisor may acquire shares by
                            exchanging shares you own in one fund for shares of
                            the same class or Class A of the Fund at no
                            additional cost. There may be an additional charge
                            if exchanging from a money market fund. To exchange
                            by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire                     You may purchase shares by wiring money from your
                            bank account to your fund account. To wire funds to
                            your fund account, call 1-800-422-3737 to obtain a
                            control number and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds         You may purchase shares by electronically
transfer                    transferring money from your bank account to your
                            fund account by calling 1-800-422-3737. Electronic
                            funds transfers may take up to two business days to
                            settle and be considered in "good form". You must
                            set up this feature prior to your telephone request.
                            Be sure to complete the appropriate section of the
                            application.
--------------------------------------------------------------------------------
Automatic                   You can make monthly or quarterly investments
investment plan             automatically from your bank account to your fund
                            account. You can select a pre-authorized amount to
                            be sent via electronic funds transfer. Be sure to
                            complete the appropriate section of the application
                            for this feature.
--------------------------------------------------------------------------------
By dividend                 You may automatically invest dividends distributed
diversification             by one fund into the same class of shares of the
                            Fund at no additional sales charge. To invest your
                            dividends in another fund, call 1-800-345-6611.

YOUR ACCOUNT




ELIGIBLE INVESTORS
--------------------------------------------------------------------------------


Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:



$1,000 minimum initial investment



- any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc., the Fund's distributor;



- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P. or a member of the family of such trustee or employee; and



- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any fund distributed by Liberty Funds Distributor, Inc.



$100,000 minimum initial investment



- clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;



- any insurance company, trust company or bank purchasing shares for its own account;



-        any endowment, investment company or foundation; and



- clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.



No minimum initial investment



- a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer; and



- any person investing all or part of the proceeds of a distribution, roll over or transfer of assets into a Liberty IRA from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or roll over.



The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the

YOUR ACCOUNT



CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers four additional classes of shares -- Class A, B, C and I shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.


In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.




automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



SALES CHARGES
--------------------------------------------------------------------------------

Your purchases of Class Z shares are at net asset value, which is the value of a Fund share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.



HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                     INSTRUCTIONS
Through your               You may call your financial advisor to place your
financial advisor          sell order. To receive the current trading day's
                           price, your financial advisor firm must receive your
                           request prior to the close of the NYSE, usually 4:00
                           p.m. Eastern time.
--------------------------------------------------------------------------------
By exchange                You or your financial advisor may sell shares by
                           exchanging from the Fund into Class Z shares or Class
                           A shares of another fund at no additional cost. To
                           exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone               You or your financial advisor may sell shares by
                           telephone and request that a check be sent to your
                           address of record by calling 1-800-422-3737, unless
                           you have notified the Fund of an address change
                           within the previous 30 days. The dollar limit for
                           telephone sales is $100,000 in a 30-day period. You
                           do not need to set up this feature in advance of your
                           call. Certain restrictions apply to retirement
                           accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail                    You may send a signed letter of instruction to the
                           address below. In your letter of instruction, note
                           your Fund's name, share class, account number, and
                           the dollar value or number of shares you wish to
                           sell. All account owners must sign the letter, and
                           signatures must be guaranteed by either a bank, a
                           member firm of a national stock exchange or another
                           eligible guarantor institution. Additional
                           documentation is required for sales by corporations,
                           agents, fiduciaries, surviving joint owners and
                           individual retirement account owners. For details,
                           call 1-800-345-6611.

                           Mail your letter of instruction to Liberty Funds
                           Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire                    You may sell shares and request that the proceeds be
                           wired to your bank. You must set up this feature
                           prior to your telephone request. Be sure to complete
                           the appropriate section of the account application
                           for this feature.
--------------------------------------------------------------------------------
By systematic              You may automatically sell a specified dollar amount
Withdrawal plan            or percentage of your account on a monthly, quarterly
                           or semi-annual basis and have the proceeds sent to
                           you if your account balance is at least $5,000. All
                           dividend and capital gains
                           distributions must be reinvested. Be sure to complete
                           the appropriate section of the account application
                           for this feature.
--------------------------------------------------------------------------------
By electronic              You may sell shares and request that the proceeds be
funds transfer             electronically transferred to your bank. Proceeds may
                           take up to two business days to be received by your
                           bank. You must set up this feature prior to your
                           request. Be sure to complete the appropriate section
                           of the account application for this feature.

YOUR ACCOUNT




FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------


The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its net asset value for its Class Z shares by dividing its total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

YOUR ACCOUNT



UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividend              Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital               gains Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.



DISTRIBUTION OPTIONS The Fund distributes dividends monthly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.



If you do not indicate on your application your preference for handling distributions, the Funds will automatically reinvest all distributions in additional shares of the Funds.


DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer



Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional

YOUR ACCOUNT



personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Crabbe Huson Group, Inc. (Crabbe Huson), located at 121 S. W. Morrison, Suite 1400, Portland, OR 97204, is the Fund's investment advisor. In its duties as investment advisor, Crabbe Huson runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of January 31, 2001, Crabbe Huson managed over $1.8 billion in assets.



For the 2000 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Fund amounted to 0.00% of average daily net assets of the Fund.



PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Management of the Fund is handled on a day-to-day basis by a team consisting of Garth R. Nisbet and Paul C. Rocheleau. Mr. Nisbet, chief investment officer and CFA, joined Crabbe Huson in April, 1995. Mr. Rocheleau, portfolio manager and analyst, joined Crabbe Huson in December, 1992 and also manages other Crabbe Huson fixed-income mutual funds.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal periods since inception, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.



THE FUND
--------------------------------------------------------------------------------

                                                      Period ended October 31,
                                                        2000           1999
                                                      Class Z       CLASS Z(b)
Net asset value --
Beginning of period($)                                10.110         10.170
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):                 0.624          0.007
Net investment income(a)
--------------------------------------------------------------------------------
Net realized and unrealized gain                       0.045          0.046
--------------------------------------------------------------------------------
Total from Investment Operations                       0.669          0.053
--------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
From net investment income                            (0.605)        (0.113)
--------------------------------------------------------------------------------
From net realized gains                               (0.054)          ---
--------------------------------------------------------------------------------
Total Distributions Declared to Shareholders          (0.659)        (0.113)
--------------------------------------------------------------------------------
Net asset value --
End of period ($)                                     10.120         10.110(e)
--------------------------------------------------------------------------------
Total return(%)(c)(d)                                  6.90           0.53
--------------------------------------------------------------------------------

RATIOS TO NET ASSETS(%):
Expenses(f)                                            0.55           0.55(g)
--------------------------------------------------------------------------------
Net investment income(f)                               6.22           5.46(g)
--------------------------------------------------------------------------------
Fees and expenses waived or borne
by the advisor/administrator(f)                        1.56           5.84(g)
--------------------------------------------------------------------------------
Portfolio turnover(%)                                    34            196
--------------------------------------------------------------------------------
Net assets at end of period (in millions/000)($)      3,693          4,246


(a) Per share data was calculated using average shares outstanding during the period.

(b)  Class Z shares were initially offered on September 15, 1999.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangement had no impact.

(g)  Annualized.

NOTES

NOTES

NOTES

NOTES

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:


Liberty Funds Trust III: 811-881



- Liberty Contrarian Income Fund (formerly Crabbe Huson Contrarian Income Fund)




                              [LIBERTY FUNDS LOGO]

        ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

           Liberty Funds Distributor, Inc. (c)2000
           One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
           www.libertyfunds.com

LIBERTY SPECIAL FUND

PROSPECTUS, MARCH 1, 2001

CLASS Z SHARES

Advised by Crabbe Huson Group, Inc.

Only eligible investors may purchase Class Z shares. See "Your Account- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS


THE FUND
----------------------------------------------

Investment Goal..........................

Principal Investment Strategies..........

Principal Investment Risks...............

Performance History......................

Your Expenses............................

YOUR ACCOUNT
----------------------------------------------

How to Buy Shares........................

Eligible Investors.......................

Sales Charges............................

How to Exchange Shares...................

How to Sell Shares.......................

Fund Policy on Trading of Fund Shares....

Other Information About Your Account.....

MANAGING THE FUND
----------------------------------------------

Investment Advisor.......................

Portfolio Managers.......................

FINANCIAL HIGHLIGHTS
----------------------------------------------


 ------------------------------
| Not FDIC |  May Lose Value   |
|          |-------------------|
| Insured  | No Bank Guarantee |
 ------------------------------

THE FUND


UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks significant long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market conditions, the Fund invests at least 75% of its assets in securities of companies that have small (under $1 billion) to medium (from $1 billion to $3 billion) market capitalizations. In managing the Fund, the advisor follows a basic value contrarian approach in selecting stocks for its portfolio.


In selecting investments for the Fund, the advisor purchases primarily U.S. stocks that represent more aggressive investments than the U.S. equity market as a whole. The Fund may sell securities short when the advisor believes that the price of a particular security that the Fund does not own will decline in price.



At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.


In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.



Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.



                                                                             ---

THE FUND




Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in the advisor's opinion. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.


Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stocks.


The Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.




                                                                             ---

THE FUND



UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since it commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class A share performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows Class A returns with sales charges. The table shows Class A returns with sales charges.



The Fund's returns are compared to the Russell 2000 Index (Russell Index), an unmanaged index that tracks the performance of small capitalization stocks traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.


CALENDAR YEAR TOTAL RETURNS (CLASS A) (1)

                                  [BAR CHART]

                           YEAR         TOTAL RETURNS
                           ----         -------------
                           1991            17.08%
                           1992            33.38%
                           1993            34.54%
                           1994            11.72%
                           1995            10.79%
                           1996             5.92%
                           1997            11.28%
                           1998           -42.85%
                           1999             8.14%
                           2000            16.67%



For period shown in bar chart:
Best quarter: 2nd quarter 1999, +29.61%
Worst quarter: 3rd quarter 1998, -33.61%



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000(1)


                         INCEPTION
                            DATE          1 YEAR         5 YEARS        10 YEARS

Class A(%)                4/09/87           9.96           -4.34           7.61
--------------------------------------------------------------------------------
Russell Index(%)            N/A            -3.02           10.31          15.53
--------------------------------------------------------------------------------




(1) Because the Class Z shares have not completed a full calendar year the bar chart and average annual total returns shown are for Class A shares, the oldest existing class. Class A shares are not offered in this prospectus. Class Z shares would have substantially similar annual returns because they are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses.


                                                                             ---

THE FUND



UNDERSTANDING EXPENSES


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% total return for each year

-    Fund operating expenses remain the same

-    Assumes reinvestment of all dividends and distributions



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

Maximum sales charge (load) on purchases(%)
(as a percentage of the offering price)                0.00
-------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions(%) (as a percentage of the
lesser of purchase price or redemption price)          0.00
-------------------------------------------------------------
Redemption fee(%) (as a percentage of
amount redeemed, if applicable)                          (3)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management fee(4)(%)                                 1.05
---------------------------------------------------------
Distribution and service (12b-1) fees(%)             0.00
---------------------------------------------------------
Other expenses(%)                                    0.53
---------------------------------------------------------
Total annual fund operating expenses(4)(%)           1.58



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

          1 YEAR              3 YEARS              5 YEARS             10 YEARS
           $161                 $499                $860                $1,878


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.


(3)  There is a $7.50 charge for wiring sale proceeds to your bank.




(4) The Fund's advisor and administrator have voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.01%. As a result, the actual management and administration fees for Class Z shares would be 0.66% and total annual fund operating expenses for Class Z shares would be 1.19%. This arrangement may be modified or terminated by the advisor or administrator at any time.



                                                                             ---

YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                      INSTRUCTIONS
Through your                Your financial advisor can help you establish your
financial advisor           account and buy Fund shares on your behalf. Your
                            financial advisor may charge you fees for executing
                            the purchase for you.
--------------------------------------------------------------------------------
By check                    For new accounts, send a completed application and
(new account)               check made payable to the Fund to the transfer
                            agent, Liberty Funds Services, Inc., P.O. Box 1722,
                            Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By check                    For existing accounts, fill out and return the
(existing account)          additional investment stub included in your
                            quarterly statement, or send a letter of instruction
                            including your Fund name and account number with a
                            check made payable to the Fund to Liberty Funds
                            Services, Inc., P.O. Box 1722, Boston, MA
                            02105-1722.
--------------------------------------------------------------------------------
By exchange                 You or your financial advisor may acquire shares by
                            exchanging shares you own in one fund for shares of
                            the same class or Class A of the Fund at no
                            additional cost. There may be an additional charge
                            if exchanging from a money market fund. To exchange
                            by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire                     You may purchase shares by wiring money from your
                            bank account to your fund account. To wire funds to
                            your fund account, call 1-800-422-3737 to obtain a
                            control number and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds         You may purchase shares by electronically
transfer                    transferring money from your bank account to your
                            fund account by calling 1-800-422-3737. Electronic
                            funds transfers may take up to two business days to
                            settle and be considered in "good form." You must
                            set up this feature prior to your telephone request.
                            Be sure to complete the appropriate section of the
                            application.
--------------------------------------------------------------------------------
Automatic                   You can make monthly or quarterly investments
investment plan             automatically from your bank account to your fund
                            account. You can select a pre-authorized amount to
                            be sent via electronic funds transfer. Be sure to
                            complete the appropriate section of the application
                            for this feature.
--------------------------------------------------------------------------------
By dividend                 You may automatically invest dividends distributed
diversification             by one fund into the same class of shares of the
                            Fund at no additional sales charge. To invest your
                            dividends in another fund, call 1-800-345-6611.


                                                                             ---

YOUR ACCOUNT



ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc., the Fund's distributor;

- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P. or a member of the family of such trustee or employee; and

- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any fund distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

- clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;

- any insurance company, trust company or bank purchasing shares for its own account;

-    any endowment, investment company or foundation; and

- clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

No minimum initial investment

- a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer; and

- any person investing all or part of the proceeds of a distribution, roll over or transfer of assets into a Liberty IRA from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or roll over.


                                                                             ---

YOUR ACCOUNT



CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers four additional classes of shares -- Class A, B, C and I shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Fund share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.



                                                                             ---

YOUR ACCOUNT



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                      INSTRUCTIONS
Through your                You may call your financial advisor to place your
financial advisor           sell order. To receive the current trading day's
                            price, your financial advisor firm must receive your
                            request prior to the close of the NYSE, usually 4:00
                            p.m. Eastern time.
--------------------------------------------------------------------------------
By exchange                 You or your financial advisor may sell shares by
                            exchanging from the Fund into Class Z shares or
                            Class A shares of another fund at no additional
                            cost. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone                You or your financial advisor may sell shares by
                            telephone and request that a check be sent to your
                            address of record by calling 1-800-422-3737, unless
                            you have notified the Fund of an address change
                            within the previous 30 days. The dollar limit for
                            telephone sales is $100,000 in a 30-day period. You
                            do not need to set up this feature in advance of
                            your call. Certain restrictions apply to retirement
                            accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail                     You may send a signed letter of instruction to
                            the address below. In your letter of instruction,
                            note the Fund's name, share class, account number,
                            and the dollar value or number of shares you wish to
                            sell. All account owners must sign the letter, and
                            signatures must be guaranteed by either a bank, a
                            member firm of a national stock exchange or another
                            eligible guarantor institution. Additional
                            documentation is required for sales by corporations,
                            agents, fiduciaries, surviving joint owners and
                            individual retirement account owners. For details,
                            call 1-800-345-6611.
                            Mail your letter of instruction to Liberty Funds
                            Services, Inc., P.O. Box 1722, Boston, MA
                            02105-1722.
--------------------------------------------------------------------------------
By wire                     You may sell shares and request that the proceeds be
                            wired to your bank. You must set up this feature
                            prior to your telephone request. Be sure to complete
                            the appropriate section of the account application
                            for this feature.
--------------------------------------------------------------------------------
By systematic               You may automatically sell a specified dollar amount
withdrawal plan             or percentage of your account on a monthly,
                            quarterly or semi-annual basis and have the proceeds
                            sent to you if your account balance is at least
                            $5,000. All dividends and
                            capital gains distributions must be reinvested. Be
                            sure to complete the appropriate section of the
                            account application for this feature.
--------------------------------------------------------------------------------
By electronic               You may sell shares and request that the proceeds be
funds transfer              electronically transferred to your bank. Proceeds
                            may take up to two business days to be received by
                            your bank. You must set up this feature prior to
                            your request. Be sure to complete the appropriate
                            section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.



                                                                             ---

YOUR ACCOUNT



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of Class Z shares outstanding. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.



                                                                             ---

YOUR ACCOUNT



UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividend              Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------
Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

-    send the check to your address of record

-    send the check to a third party address

-    transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.



                                                                             ---

YOUR ACCOUNT



TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.




                                                                             ---

MANAGING THE FUND



INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Crabbe Huson Group, Inc. (Crabbe Huson), located at 121 S. W. Morrison, Suite 1400, Portland, Oregon 97204, is the Fund's investment advisor. In its duties as investment advisor, Crabbe Huson runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of January 31, 2001, Crabbe Huson managed $1.8 billion in assets.



For the 2000 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Fund amounted to 0.66% of average daily net assets of the Fund.



PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Management of the Fund is handled on a day-to-day basis by a team consisting of John E. Maack, Jr. CFA, John W. Johnson CFA and Peter P. Belton CFA. Mr. Maack is coordinator of the team. Mr. Maack was employed as a portfolio manager and securities analyst from 1988 to July, 1999. After a brief sabbatical, he returned to employment with Crabbe Huson in December, 1999 as Director of Equities, Portfolio Manager and Analyst. Mr. Johnson, Portfolio Manager and Analyst, joined Crabbe Huson in May, 1995. Prior to joining Crabbe Huson, Mr. Johnson was a private investment banker from November, 1991 to May, 1995. Mr. Belton, Portfolio Manager and Analyst, joined Crabbe Huson in October, 1997. Prior to joining Crabbe Huson, Mr. Belton was a Vice President/Analyst at Capital Management Associates from February, 1994 to September, 1997.





                                                                             ---

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five years, which run from November 1 to October 31, unless other indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information, for the years ended October 31, 2000 and 1999, has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods through October 31, 1998, has been derived form the Fund's financial statements which have been audited by KPMG LLP, independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750. Since Class Z shares did not commence investment operations until January 1, 2001, the information shown is for the Fund's Class A shares. Class A shares are not available in this prospectus.



THE FUND


                                                                           Year ended October 31
                                                      2000          1999             1998          1997           1996
                                                     Class A       Class A        Class A(b)      Class A        Class A
Net asset value --
Beginning of period($)                                6.970          8.100          16.800         13.710         13.800

INCOME FROM INVESTMENT OPERATIONS($):
Net investment income(a) (loss)                      (0.065)        (0.069)          0.70           0.150          0.140
Net realized and unrealized gain (loss)               3.355         (1.061)         (6.920)         3.410          0.550
Total from Investment Operations                      3.290         (1.130)         (6.850)         3.560          0.690

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS($):
From net investment income                              --             --           (0.140)        (0.140)        (0.210)
Return of capital                                       --             --           (0.020)           --             --
From capital gains                                      --             --           (1.690)        (0.330)        (0.570)
Total Distributions Declared to Shareholders            --             --           (1.850)        (0.470)        (0.780)
Net asset value --
End of period($)                                     10.260          6.970           8.100         16.800         13.710
Total return(c)(d)(%)                                47.20         (13.95)         (44.94)         26.62           5.03

RATIOS TO AVERAGE NET ASSETS(%):
Expenses                                              1.50(e)        1.50(e)         1.50(e)        1.50           1.37(f)
Net investment income                                (0.71)(e)      (0.85)(e)        0.40(e)        0.86           0.72(f)
Fees and expenses waived
or borne by the advisor/administrator                 1.34(e)        0.75(e)         0.34(e)        0.08             --
Portfolio turnover(%)                                   33             11              22             33             33
Net assets at end of period(000)($)                 43,952         47,472         104,504        396,335        481,039


(a) Per share data were calculated using the average shares outstanding during the period.

(b) Effective October 19, 1998, the Primary shares were redesignated Class A shares.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the advisor not waived or reimbursed a portion of the expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.


                                                                             ---

NOTES


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust III: 811-881


-    Liberty Special Fund (formerly Crabbe Huson Special Fund)



--------------------------------------------------------------------------------
                              [LIBERTY FUNDS LOGO]

                      Liberty Funds Distributor, Inc. (C) 2001
                      One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com

LIBERTY CONTRARIAN FUNDS  PROSPECTUS, MARCH 1, 2001
---------------------------------------------------



- LIBERTY SPECIAL FUND



- LIBERTY CONTRARIAN EQUITY FUND



- LIBERTY CONTRARIAN INCOME FUND


CLASS I SHARES


Advised by Crabbe Huson Group, Inc.



Class I shares may be purchased only by pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations and high net worth individuals, or through certain broker-dealers, financial institutions and other financial intermediaries which have entered into agreements with a Fund and which invest a minimum of $1 million.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



NOT FDIC        MAY LOSE VALUE
INSURED         NO BANK GUARANTEE


TABLE OF CONTENTS


THE FUNDS
--------------------------------------------------------------
Each of these sections discusses the following topics: Investment Goal, Principal Investment
Strategies, Principal Investment Risks,
Performance History and Your Expenses.



Liberty Special Fund ..............................

Liberty Contrarian Equity Fund ....................

Liberty Contrarian Income Fund ....................


YOUR ACCOUNT ......................................
--------------------------------------------------------------

How to Buy Shares .................................

How to Exchange Shares ............................

How to Sell Shares ................................

Fund Policy on Trading of Fund Shares .............

Other Information About Your Account ..............


MANAGING THE FUNDS ................................
--------------------------------------------------------------

Investment Advisor ................................

Portfolio Managers ................................


FINANCIAL HIGHLIGHTS ..............................
--------------------------------------------------------------

Liberty Special Fund ..............................

Liberty Contrarian Equity Fund ....................

Liberty Contrarian Income Fund ....................

THE FUNDS       LIBERTY SPECIAL FUND


UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.


INVESTMENT GOAL
--------------------------------------------------------------------------------


The Fund seeks significant long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


Under normal market conditions, the Fund invests at least 75% of its assets in securities of companies that have small (under $1 billion) to medium (from $1 billion to $3 billion) market capitalizations. In managing the Fund, the advisor follows a basic value contrarian approach in selecting stocks for its portfolio.


In selecting investments for the Fund, the advisor purchases primarily U.S. stocks that represent more aggressive investments than the U.S. equity market as a whole. The Fund may sell securities short when the advisor believes that the price of a particular security that the Fund does not own will decline in price.


At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.



PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------


The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.



Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.



Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in the advisor's opinion. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stocks.


The Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.



An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND        LIBERTY SPECIAL FUND
--------------------------------------------------------------------------------


UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class A share performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows Class A share returns with sales charges.



The Fund's returns are compared to the Russell 2000 Index (Russell Index), an unmanaged index that tracks the performance of small capitalization stocks traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.





PERFORMANCE HISTORY
--------------------------------------------------------------------------------




The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.



CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)
--------------------------------------------------------------------------------


                                  [PLOTPOINTS]

1991        1992        1993        1994        1995        1996       1997       1998      1999       2000
 17.08%      33.38%      34.54%      11.72%      10.79%      5.92%      11.28%     -42.85%   8.14%      16.67%

For period shown in bar chart:
Best quarter: 2nd quarter 1999, 29.61%
Worst quarter: 3rd quarter 1998, -33.61%



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000(1)
--------------------------------------------------------------------------------



                           Inception
                           ---------
                            Date            1 Year        5 Years       10 Years
                            ----            ------        -------       --------
Class A (%)                 4/09/87           9.96         -4.34           7.61
--------------------------------------------------------------------------------
Russell Index (%)           N/A              -3.02         10.31          15.53



(1) Because the Class I shares have not completed a full calendar year the bar chart and average annual total returns shown are for Class A shares, the oldest existing fund class. Class A shares are not offered in this prospectus. Class I shares would have substantially similar annual returns because they are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses.

THE FUND        LIBERTY SPECIAL FUND



UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Estimated Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% total return for each year

-    Fund operating expenses remain the same

-    Assumes reinvestment of all dividends and distributions



YOUR EXPENSES
--------------------------------------------------------------------------------



Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



SHAREHOLDER FEES (2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------



Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)              0.00
-----------------------------------------------------------

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)        0.00
-----------------------------------------------------------

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                      (3)



ESTIMATED ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------



Management fee(4)(%)                               1.05
-----------------------------------------------------------
Distribution and service (12b-1) fees (%)          0.00
-----------------------------------------------------------
Other expenses (%)                                 0.34
-----------------------------------------------------------
Total annual fund operating expenses(4) (%)        1.39
------------------------------------    ---        ----



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------



        1 YEAR          3 YEARS         5 YEARS         10 YEARS
        ------          -------         -------         --------
          $142            $441             $762           $1,671
          ----            ----             ----           ------



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(3)  There is a $7.50 charge for wiring sale proceeds to your bank.



(4) The Fund's advisor and administrator have voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, transfer agency fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) for Class I shares will not exceed 1.00%. As a result, the actual management and administration fees for Class I shares would be 0.66% and total annual fund operating expenses for Class I shares would be 1.00%. This arrangement may be modified or terminated by the advisor or administrator at any time.

THE FUNDS       LIBERTY CONTRARIAN EQUITY FUND
--------------------------------------------------------------------------------


UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.


INVESTMENT GOAL
--------------------------------------------------------------------------------

The Fund seeks long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------



Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In selecting investments for the Fund, the advisor purchases primarily U.S. stocks of companies with medium (from $1 billion to $3 billion) and large (in excess of $3 billion) market capitalizations. In managing the Fund, the Fund's investment advisor follows a basic value contrarian approach in selecting stocks for its portfolio.



At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.




PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------



The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. You may lose money by investing in the Fund.



Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.

THE FUNDS       LIBERTY CONTRARIAN EQUITY FUND



Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in the advisor's opinion. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.



The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.



An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS       LIBERTY CONTRARIAN EQUITY FUND



UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURN shows the Fund's Class I share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.


AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.


The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar year returns for its Class I shares. The performance table following the bar chart shows how the Fund's Class I average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.




CALENDAR YEAR TOTAL RETURNS (CLASS I)(5)
--------------------------------------------------------------------------------


                                  [BAR CHART]


 1991       1992       1993        1994         1995        1996         1997        1998        1999        2000
 ----       ----       ----        ----         ----        ----         ----        ----        ----        ----
35.79%     16.40%     25.97%       1.60%       23.80%      11.83%       26.27%      -8.49%      10.95%      16.05%




For period shown in bar chart:
Best quarter:  1st quarter 1991, +19.62%
Worst quarter:  3rd quarter 1998, -19.84%




AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------



                                    1 YEAR             5 YEARS        10 YEARS
Class I (%)                         16.05               10.72(5)       15.34(5)
--------------------------------------------------------------------------------
S&P 500 Index (%)                   -9.10               18.33          17.44
--------------------------------------------------------------------------------
Lipper Average (%)                  -7.67               16.48          16.37



(5) Class I is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. Class A share returns are not restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be higher, since Class I shares are not subject to sales charges or service fees. Class A shares were initially offered on January 31, 1989, and Class I shares were initially offered on October 3, 1996.

THE FUNDS       LIBERTY CONTRARIAN EQUITY FUND



UNDERSTANDING EXPENSES





ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% total return for each year

-    Fund operating expenses remain the same

-    Assumes reinvestment of all dividends and distribution


YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(6) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                                                      Class I

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                                 0.00
------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of purchase price or redemption
price)                                                                                  0.00
------------------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if applicable)                       (7)

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------



                                                               Class I

Management fee(8)(%)                                           1.01
-----------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                      0.00
-----------------------------------------------------------------------
Other expenses (%)                                             0.21
-----------------------------------------------------------------------
Total annual fund operating expenses(8) (%)                    1.22


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------



1 Year       3 Years     5 Years    10 Years
  $125          $388        $672      $1,480



(6) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(7)  There is a $7.50 charge for wiring sale proceeds to your bank.




(8) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, transfer agency fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.00%. As a result, the actual management and administration fees for Class I shares would be 0.79% and total annual fund operating expenses for Class I shares would be 1.00%. This arrangement may be terminated by the advisor or administrator at any time.

THE FUNDS

THE FUNDS

THE FUNDS

THE FUNDS       LIBERTY CONTRARIAN INCOME FUND
--------------------------------------------------------------------------------

UNDERSTANDING CONTRARIAN INVESTING

The contrarian approach puts primary emphasis on security price, balance sheet and the relationship between the market price of a security and its estimated intrinsic value as a share of an ongoing business. The basic value contrarian approach is based on the advisor's belief that the securities of many companies often sell at a discount from the securities' estimated intrinsic value. The Fund attempts to identify and invest in such undervalued securities in the hope that their market price will rise to their estimated intrinsic value.


INVESTMENT GOAL
--------------------------------------------------------------------------------

The Fund seeks the highest level of current income that is consistent with preservation of capital.



PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


Under normal market conditions, the Fund invests at least 65% of its total assets in a combination of (i) U.S. government debt securities (such as U.S. Treasury bonds and mortgage-backed securities), (ii) "investment grade" corporate bonds ranked in the four highest grades by Moody's or Standard and Poor's, and (iii) cash and cash equivalents.

In managing the Fund, the Fund's investment advisor follows a basic value, contrarian approach in selecting securities for the Fund's portfolio. The advisor is not subject to any limitations on the average maturity of the Fund's holdings. The advisor may adjust the maturity from time to time in response to changes in interest rates.


At times the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.




PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------



The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.



Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.



Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of

LIBERTY CONTRARIAN INCOME FUND



income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.



Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.



An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

LIBERTY CONTRARIAN INCOME FUND



UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURN shows the Fund's Class I share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses. The table shows Class A returns with sales charges.


AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.




The Fund's return is compared to the Lehman Government/Credit Bond Index
(Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government and investment grade U.S. Corporate bonds. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar year returns for its Class I shares. The performance table following the bar chart shows how the Fund's average annual returns for Class I shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.



CALENDAR YEAR TOTAL RETURNS (CLASS I)(9)
--------------------------------------------------------------------------------


                                     [LINE GRAPH]

 1991     1992     1993     1994     1995     1996     1997     1998     1999     2000
16.96%    6.25%    6.27%   -3.60%   16.98%    1.99%   11.58%    9.97%   -0.20%    11.76%


For period shown in bar chart:
Best quarter:  4th quarter 1991, +6.09%
Worst quarter:  1st quarter 1996, -2.73%



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------



                                1 Year               5 Years       10 Years

Class I (%)                      11.76                6.90(9)      7.59(11)
--------------------------------------------------------------------------------
Lehman Index (%)                 11.85                6.24          8.00




(9) Class I is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. Class A share returns are not restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be higher, since Class I shares are not subject to sales charges or service fees. Class A shares were initially offered on January 31, 1989, and Class I shares were initially offered on October 19, 1998.

LIBERTY CONTRARIAN INCOME FUND



UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.



ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% total return for each year

-    Fund operating expenses remain the same

-    Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(10) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                                                       CLASS I

Maximum sales charge (load) on purchases (%) (as a percentage of the offering
price)                                                                                  0.00
-----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%) (as a percentage of
the lesser of purchase price or redemption price price)                                 0.00
-----------------------------------------------------------------------------------------------
Redemption fee (%)  (as a percentage of amount redeemed, if applicable)                 (11)



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM THE FUND)
--------------------------------------------------------------------------------



                                                              Class I

Management fees(12)(%)                                           0.80
----------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.00
----------------------------------------------------------------------
Other expenses (12) (%)                                          1.20
----------------------------------------------------------------------
Total annual fund operating expenses(12) (%)                     2.00



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------



1 Year       3 Years     5 Years    10 Years
  $203          $628      $1,079      $2,330



(10) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.



(11) There is a $7.50 charge for wiring sale proceeds to your bank.




(12) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, transfer agency fees brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.38%. As a result, the actual management and administration fees for Class I shares would be 0.00%, other expenses for Class I shares would be 0.38% and total annual fund operating expenses for Class I shares would be 0.38%. This arrangement may be terminated by the advisor or administrator at any time.

                                  YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------
WHO IS ELIGIBLE TO BUY CLASS I SHARES?



Class I shares may be purchased only by pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations and high net worth individuals, or through certain broker-dealers, financial institutions and other financial intermediaries which have entered into agreements with the Fund and which invest a minimum of $1 million.

--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.(17)



OUTLINED BELOW ARE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------



METHOD                INSTRUCTIONS

Through your          Your financial advisor can help you establish your account
financial advisor     and buy Fund shares on your behalf. Your financial advisor may charge you fees for executing the purchase for you.
--------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
--------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including your Fund name and
                      account number with a check made payable to the Fund to
                      Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares by
                      exchanging shares you own in one fund for shares of the
                      same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market
                      fund. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank
                      account to your fund account. To wire funds to your fund
                      account, call 1-800-422-3737 to obtain a control number
                      and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring
transfer              money from your bank account to your fund account by
                      calling 1-800-422-3737. Electronic funds transfers may
                      take up to two business days to settle and be considered
                      in "good form". You must set up this feature prior to your telephone request. Be sure to complete the appropriate
                      section of the application.
--------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your fund account.
                      You can select a pre-authorized amount to be sent via
                      electronic funds transfer. Be sure to complete the
                      appropriate section of the application for this feature.
--------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by one
diversification       fund into the same class of shares the Fund at no
                      additional sales charge. To invest your dividends in
                      another fund, call 1-800-345-6611.

YOUR ACCOUNT


CHOOSING A SHARE CLASS




The Funds offer one class of shares in this prospectus --Class I.



The Funds also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class I shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.




The Special and Income Funds offer an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.


--------------------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more

YOUR ACCOUNT



information see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------


METHOD               INSTRUCTIONS
Through your         You may call your financial advisor to place your sell
financial advisor    order. To receive the current trading day's price, your
                     financial advisor firm must receive your request prior to
                     the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
By exchange          You or your financial advisor may sell shares by exchanging from a Fund into Class I shares or Class A shares of
                     another fund at no additional cost. To exchange by
                     telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                     Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                     period. You do not need to set up this feature in advance
                     of your call. Certain restrictions apply to retirement
                     accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail              You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction,
                     note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All
                     account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national
                     stock exchange or another eligible guarantor institution.
                     Additional documentation is required for sales by
                     corporations, agents, fiduciaries, surviving joint owners
                     and individual retirement account owners. For details, call
                     1-800-345-6611.

                     Mail your letter of instruction to Liberty Funds Services,
                     Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                     telephone request. Be sure to complete the appropriate
                     section of the account application for this feature.
--------------------------------------------------------------------------------
By systematic        You may automatically sell a specified dollar amount or
withdrawal plan      percentage of your account on a monthly, quarterly or semi-
                     annual basis and have the proceeds sent to you if your
                     account balance is at least $5,000. This feature is not
                     available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account
                     application for this feature.
--------------------------------------------------------------------------------
By electronic        You may sell shares and request that the proceeds be
funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                     must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

YOUR ACCOUNT



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The Funds do not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase drive Fund expenses. In order to promote the best interests of the Funds, the Funds reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. The fund into which you would like to exchange also may reject your request.



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW A FUND'S SHARE PRICE IS DETERMINED The price of a Fund's Class I shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



Each Fund determines its NAV for its Class I shares by dividing total net assets attributable to Class I shares by the number of Class I shares outstanding shares. In determining the net asset value, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for each Fund in most major daily newspapers under the caption "Liberty". You can find daily prices for all share classes by visiting the Funds' web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class I shares.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

Each Fund earns income from the securities it holds. Each Fund also may realize capital gains and losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Funds have the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividend             Represents interest and dividends earned from securities
                     held by the Funds, net of expenses incurred by the Funds.
--------------------------------------------------------------------------------
Capital gains        Represents net long-term capital gains on sales of
                     securities held for more than 12 months and net short-term capital gains which are gains on sales of securities held
                     for a 12-month period or less.



DISTRIBUTION OPTIONS The Special and Equity Funds distribute dividends and any capital gains (including short-term capital gains) at least annually. The Income Fund distributes dividends monthly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options (listed in the table below) for these distributions when you open your account. To change your distribution option call 1-800-345-6611.



If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

-    send the check to your address of record

-    send the check to a third party address

-    transfer the money to your bank via electronic funds transfer



Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

YOUR ACCOUNT


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------


Crabbe Huson Group, Inc. (Crabbe Huson), located at 121 S. W. Morrison, Suite 1400, Portland, OR 97204, is the Funds' investment advisor. In its duties as investment advisor, Crabbe Huson runs the Funds' day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Crabbe Huson has been an investment advisor since 1980. As of January 31, 2001, Crabbe Huson managed over $1.8 billion in assets.



For the 2000 fiscal year, aggregate advisory fees paid to Crabbe Huson by the Special Fund, Equity Fund and Income Fund amounted to 0.66%, 0.79% and 0.00% of average daily net assets of each Fund, respectively.



PORTFOLIO MANAGERS
--------------------------------------------------------------------------------


Management of the SPECIAL FUND is handled on a day-to-day basis by a team consisting of John E. Maack, Jr. CFA, John W. Johnson CFA and Peter P. Belton CFA. Mr. Maack is coordinator of the team. Mr. Maack was employed as a portfolio manager and securities analyst from 1988 to July, 1999. After a brief sabbatical, he returned to employment with Crabbe Huson in December, 1999 as Director of Equities, Portfolio Manager and Analyst. Mr. Johnson, Portfolio Manager and Analyst, joined Crabbe Huson in May, 1995. Prior to joining Crabbe Huson, Mr. Johnson was a private investment banker from November, 1991 to May, 1995. Mr. Belton, Portfolio Manager and Analyst, joined Crabbe Huson in October, 1997. Prior to joining Crabbe Huson, Mr. Belton was a Vice President/Analyst at Capital Management Associates from February, 1994 to September, 1997.



Management of the EQUITY FUND is handled on a day-to-day basis by a team consisting of John E. Maack, Jr. CFA, Robert E. Anton and Jeffrey D. Huffman CFA. Mr. Maack is the coordinator of the team. Mr. Maack was employed as a portfolio and securities analyst by Crabbe Huson from 1988 to July, 1999. After being on sabbatical, he returned to employment with Crabbe Huson in December, 1999 as Director of Equities, Portfolio Manager and Analyst. Mr. Anton, Portfolio Manager and Analyst, joined Crabbe Huson in June, 1995. Prior to joining Crabbe Huson, Mr. Anton served for 17 years as chief investment officer and as a portfolio manager at Financial Aims Corporation. Mr. Huffman, Portfolio Manager and Analyst, joined Crabbe Huson in April, 2000. Prior to joining Crabbe Huson, Mr. Huffman was a vice president and senior portfolio manager of WM Advisors, Inc. from January, 1995 to March, 2000.



Management of the INCOME FUND is handled on a day-to-day basis by a team consisting of Messrs. Nisbet and Rocheleau. Mr. Nisbet, chief investment officer, joined Crabbe Huson in April, 1995. Mr. Rocheleau, Portfolio Manager and Analyst joined Crabbe Huson in December, 1992.

OTHER INVESTMENT STRATEGIES AND RISKS

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Funds' financial performance. Information is shown for the Funds' last four fiscal years, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the years ended October 31, 2000 and 1999, has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Funds' annual report. The information for all periods through October 31, 1998, has been derived from the Funds' financial statements which have been audited by KPMG LLP, independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750. Since Class I shares for the Liberty Special Fund did not commence investment operations until November 1, 2000, the information shown for the Fund is that of its Class A shares. Class A shares are not available in this prospectus.



LIBERTY SPECIAL FUND
--------------------------------------------------------------------------------

                                                                                 Year ended October 31,
                                                           2000            1999           1998           1997           1996
                                                           Class A         Class A        Class A(b)     Class A        Class A
Net asset value  --
Beginning of period ($)                                     6.970           8.100         16.800         13.710         13.800
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($)

Net investment income (loss) (a)                          (0.065)          (0.069)         0.070          0.150          0.140
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains (loss)                   3.355           (1.061)        (6.920)         3.410          0.550
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           3.290           (1.130)        (6.850)         3.560          0.690
=================================================================================================================================
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):

From net investment income                                     -                -         (0.140)        (0.140)        (0.210)
---------------------------------------------------------------------------------------------------------------------------------
Return of capital                                              -                -         (0.020)             -              -
---------------------------------------------------------------------------------------------------------------------------------
From capital gains                                             -                -         (1.690)        (0.330)        (0.570)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                   -                -         (1.850)        (0.470)        (0.780)
=================================================================================================================================
Net asset value  --
End of period ($)                                         10.260            6.970          8.100         16.800         13.710
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (c)(d)                                    47.20           (13.95)        (44.94)         26.62           5.03
=================================================================================================================================
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                    1.50(e)          1.50(e)        1.50(e)        1.50           1.37(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      (0.71)(e)        (0.85)(e)       0.40(e)        0.86           0.72(f)
---------------------------------------------------------------------------------------------------------------------------------
Fees and expenses waived or
borne by the Advisor                                        1.34(e)          0.75(e)        0.34(e)        0.08              -
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                        33               11             22             33             33
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ($)                       43,952           47,472        104,504        396,335        481,039



(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective October 19, 1998, the Primary shares were redesignated Class A shares.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.

FINANCIAL HIGHLIGHTS


LIBERTY CONTRARIAN EQUITY FUND


                                                                         Year ended October 31,
                                                       2000         1999         1998(b)        1997        1996(c)
                                                     Class I      Class I      Class I        Class I     Class I
Net asset value --
Beginning of period ($)                               16.820       16.650        23.400        19.510       19.820

INCOME FROM INVESTMENT OPERATIONS ($)

Net investment income(a)                               0.126        0.115(a)      0.170         0.210        0.000

Net realized and unrealized gain (loss)                3.992        0.818        (2.030)        5.310       (0.310)

Total from Investment Operations                       4.118        0.933        (1.860)        5.520       (0.310)

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($)

From net investment income                               ---       (0.182)       (0.150)       (0.090)       0.000

From net realized gains                               (0.518)      (0.581)       (0.474)       (1.540)       0.000

Total Distributions Declared to Shareholders                       (0.763)       (4.890)       (1.630)       0.000

Net asset value - End of period ($)                   20.420       16.820        16.650        23.400       19.510

Total return (%) (d)(e)                                25.08         5.75         (9.72)        30.35        (1.56)(f)

RATIOS TO AVERAGE NET ASSETS (%):

Expenses                                                1.00(g)      0.93(g)       1.01(h)       1.00(h)      1.00(h)(i)

Net investment income                                   0.70(g)      0.67(g)       0.76(h)       0.71(h)      0.15(h)(i)

Fees and expenses waived or borne by the
Advisor/Administrator                                   0.27(g)      0.28(g)       0.12          0.23         0.58(i)

Portfolio turnover                                       122          134             1           129          117

Net assets at end of period (000)($)                   9,993       14,190        27,672        24,084        4,415


(a) Per share data was calculated using average shares outstanding during the period.


(b) Effective October 19, 1998, the Institutional shares were redesignated Class I shares.



(c) Class I shares were initially offered on October 3, 1996. Per share amounts reflect activity from that date.





(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact

(h) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.

(i)  Annualized.

FINANCIAL HIGHLIGHTS


LIBERTY CONTRARIAN INCOME FUND
--------------------------------------------------------------------------------

                                                                Year ended October 31,
                                                         2000           1999             1998(b)
                                                       Class I        Class I          Class I
Net asset value --
Beginning of period ($)                                 10.100         10.900            10.990

INCOME FROM INVESTMENT OPERATIONS ($):

Net investment income(a)                                 0.641          0.607(a)          0.020

Net realized and unrealized loss                         0.045         (0.512)           (0.070)

Total from Investment Operations                         0.686         (0.095)           (0.050)

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):

From net investment income                              (0.632)        (0.700)           (0.040)

From net realized gains                                 (0.054)        (0.195)              --

Total Distributions Declared to Shareholders            (0.686)        (0.895)           (0.040)

Net asset value - End of period ($)                     10.100         10.100            10.900

Total return (%) (c)(d)                                   7.11           0.90             (0.45)(e)

RATIOS TO AVERAGE NET ASSETS (%):

Expenses (f)                                              0.38           0.38              0.38(g)

Net investment income (f)                                 6.39           5.99              5.88(g)

Fees and expenses waived or borne by the
Advisor/Administrator(f)                                  1.60           2.36              4.62(g)

Portfolio turnover (%)                                      34            196               158

Net assets at end of period (000)($)                       108            101               100

(a) Per share data was calculated using average shares outstanding during the period.

(b) Class I shares were initially offered on October 19, 1998. Per share amounts reflect activity from that date.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g)  Annualized.

                                     NOTES
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                                                                              33

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

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                                                                              34

FOR MORE INFORMATION
--------------------------------------------------------------------------------


You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102


Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Liberty Funds Trust III: 811-881



-    Liberty Special Fund (formerly Crabbe Huson Special Fund)



-    Liberty Contrarian Equity Fund (formerly Crabbe Huson Equity Fund)



-    Liberty Contrarian Income Fund (formerly Crabbe Huson Contrarian Income
     Fund)



                           [LIBERTY FUNDS LETTERHEAD]

LIBERTY NEWPORT INTERNATIONAL EQUITY FUND           PROSPECTUS, MARCH 1, 2001
--------------------------------------------------------------------------------



CLASS A, B AND C SHARES


Advised by Colonial Management Associates, Inc.





Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


--------------------------
Not FDIC   May Lose Value
         -----------------
Insured  No Bank Guarantee
--------------------------


TABLE OF CONTENTS


THE FUND                                                                       2
--------------------------------------------------------------------------------

Investment Goals .......................................................       2
Principal Investment Strategies ........................................       2
Principal Investment Risks .............................................       2
Performance History ....................................................       4
Your Expenses ..........................................................       5

YOUR ACCOUNT                                                                   6
--------------------------------------------------------------------------------

How to Buy Shares ......................................................       6
Sales Charges ..........................................................       7
How to Exchange Shares .................................................      10
How to Sell Shares .....................................................      10
Fund Policy on Trading of Fund Shares ..................................      10
Distribution and Service Fees ..........................................      11
Other Information About Your Account ...................................      12

MANAGING THE FUND                                                             14
--------------------------------------------------------------------------------

Investment Advisor .....................................................      14
Portfolio Managers .....................................................      14

FINANCIAL HIGHLIGHTS                                                          15
--------------------------------------------------------------------------------

THE FUND
--------------------------------------------------------------------------------







inflation sensitive companies

In selecting stocks for the Fund, the advisor will choose companies in industries and markets which the advisor believes will react favorably to inflation in the U.S. economy. Inflation sensitive companies in which the Fund may invest include companies engaged in the development and processing of natural resources and companies engaged in consumer-oriented business.



INVESTMENT GOAL
--------------------------------------------------------------------------------



The Fund seeks preservation of capital purchasing power and long-term growth.




PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------



Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of inflation sensitive companies located outside of the United States. The Fund's foreign investments may include securities of companies located in emerging markets countries.
The Fund is a non-diversified mutual fund and, although it generally will not, it may invest more than 5% of its total assets in the securities of a single issuer.



At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.



In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's goals or investment strategies.




PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------



The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goals. You may lose money by investing in the Fund.



Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with competing funds.



Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock

THE FUND




market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.





Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets.
For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability.
These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND




UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and the life of the Fund periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.



The Fund's return is compared to the Morgan Stanley Capital International EAFE
(GDP) Index (Morgan Stanley Index), an unmanaged index that tracks the performance of international stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar year returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance.



CALENDAR YEAR TOTAL RETURNS (CLASS A)
--------------------------------------------------------------------------------

[BAR CHART]

YEAR
1991
1992
1993      33.76%
1994      -0.93%
1995      13.06%
1996      20.63%
1997       5.95%
1998      10.56%
1999      29.21%
2000     -21.70%


For period shown in bar chart:
Best quarter: 3rd quarter 1999, +22.22%
Worst quarter: 3rd quarter 1998, -17.00%



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------



                                       1 YEAR     5 YEARS      LIFE OF THE FUND
Class A (%)                            -26.20       6.14            7.90
--------------------------------------------------------------------------------
Class B (%)                            -25.84       6.40            7.88
--------------------------------------------------------------------------------
Class C (%)                            -22.82       6.74(1)         7.91(1)
--------------------------------------------------------------------------------
Morgan Stanley Index (%)               -15.53       9.80           10.86(2)
--------------------------------------------------------------------------------




(1) Class C is the newer class of shares. Its performance information includes returns of the Fund's Class B shares (the oldest existing fund class with a similar expense structure) for periods prior to the inception of the newer class of shares. Class A and B shares were initially offered on June 8, 1992, and Class C shares were initially offered on August 1, 1997.



(2) Performance information is from June 30, 1992.

THE FUND



UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same

- Assumes reinvestment of all dividends and distributions


- Assumes Class B shares convert to Class A shares after eight years




YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                  CLASS A    CLASS B    CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)            5.75        0.00       0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)      1.00(4)     5.00       1.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                             (5)        (5)        (5)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                 CLASS A     CLASS B    CLASS C
Management fees (%)                                0.75        0.75       0.75
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)          0.25        1.00       1.00
--------------------------------------------------------------------------------
Other expenses (%)                                 0.59        0.59       0.59
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)           1.59        2.34       2.34



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

CLASS                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class A                               $  727     $1,048     $1,391     $2,356
--------------------------------------------------------------------------------

Class B: did not sell your shares     $  237     $  730     $1,250     $2,489

sold all your shares at
the end of the period                 $  737     $1,030     $1,450     $2,489
--------------------------------------------------------------------------------

Class C: did not sell your shares     $  237     $  730     $1,250     $2,676

sold all your shares at
the end of the period                 $  337     $  730     $1,250     $2,676



(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(5) There is a $7.50 charge for wiring sale proceeds to your bank.

YOUR ACCOUNT
--------------------------------------------------------------------------------




INVESTMENT MINIMUMS



Initial Investment..........   $1,000
Subsequent Investments......     $250
Automatic Investment Plan *.      $50
Retirement Plans*...........      $25



* The initial investment minimum of $1,000 is waived on this plan.



The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.




HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
Through your          Your financial advisor can help you establish your account
financial advisor     and buy Fund shares on your behalf.  Your financial
                      advisor may charge you fees for executing the purchase for you.
--------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
--------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including your Fund name and
                      account number with a check made payable to the Fund to
                      Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares by
                      exchanging shares you own in one fund for shares of the
                      same class of another Fund at no additional cost. There
                      may be an additional charge if exchanging from a money
                      market fund. To exchange by telephone, call
                      1-800-422-3737.
--------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank
                      account to your fund account. To wire funds to your fund
                      account, call 1-800-422-3737 to obtain a control number
                      and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring
transfer              money from your bank account to your fund account by
                      calling 1-800-422-3737. Electronic funds transfers may
                      take up to two business days to settle and be considered
                      in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate
                      section of the application.
--------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your fund account.
                      You can select a pre-authorized amount to be sent via
                      electronic funds transfer. Be sure to complete the
                      appropriate section of the application for this feature.
--------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by one
diversification       fund into the same class of shares of the Fund at no
                      additional sales charge. To invest your dividends in
                      another fund, call 1-800-345-6611.

YOUR ACCOUNT



CHOOSING A SHARE CLASS


The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.



The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.




SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                        % OF
                                                                      OFFERING
                                        AS A % OF                       PRICE
                                       THE PUBLIC       AS A %       RETAINED BY
                                        OFFERING       OF YOUR        FINANCIAL
AMOUNT OF PURCHASE                       PRICE        INVESTMENT    ADVISOR FIRM
Less than $50,000                         5.75           6.10           5.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000             4.50           4.71           3.75
--------------------------------------------------------------------------------
$100,000 to less than $250,000            3.50           3.63           2.75
--------------------------------------------------------------------------------
$250,000 to less than $500,000            2.50           2.56           2.00
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000          2.00           2.04           1.75
--------------------------------------------------------------------------------
$1,000,000 or more                        0.00           0.00           0.00



Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee based program.



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

YOUR ACCOUNT



PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                           COMMISSION %
First $3 million                                               1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                             0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                            0.50
--------------------------------------------------------------------------------
$25 million or more                                            0.25

YOUR ACCOUNT




UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES


Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.




The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.



For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.



REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.


PURCHASES OF LESS THAN $250,000:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

HOLDING PERIOD AFTER PURCHASE                             % DEDUCTED WHEN
                                                          SHARES ARE SOLD
Through first year                                             5.00
Through second year                                            4.00
Through third year                                             3.00
Through fourth year                                            3.00
Through fifth year                                             2.00
Through sixth year                                             1.00
Longer than six years                                          0.00

Commission to financial advisors is 5.00%.
Automatic conversion to Class A shares is eight years after purchase.

YOUR ACCOUNT



You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
Through second year                                            2.00
Through third year                                             1.00
Longer than three years                                        0.00

Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares is four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
Through second year                                            2.00
Through third year                                             1.00

Commission to financial advisors is 1.75%.
Automatic conversion to Class A shares is three years after purchase.


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-

YOUR ACCOUNT




existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.



CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.



CLASS C SALES CHARGES
--------------------------------------------------------------------------------

YEARS AFTER PURCHASE                             % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                            1.00
--------------------------------------------------------------------------------
Longer than one year                                          0.00


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements, please call 1-800-799-7526 for more information.

YOUR ACCOUNT




The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of
                      another fund at no additional cost. To exchange by
                      telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                      Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                      period. You do not need to set up this feature in advance
                      of your call. Certain restrictions apply to retirement
                      accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's
                      name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by
                      either a bank, a member firm of a national stock exchange
                      or another eligible guarantor institution. Additional
                      documentation is required for sales by corporations,
                      agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the account application for this feature.
--------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if
                      your account balance is at least $5,000. This feature is
                      not available if you hold your shares in certificate form.
                      All dividend and capital gains distributions must be
                      reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                      must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                      application for this feature.

YOUR ACCOUNT



FUND POLICY ON TRADING OF FUND SHARES

--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A shares, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

YOUR ACCOUNT



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT



UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.



DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividend              Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.




DISTRIBUTION OPTIONS The Fund distributes dividends semi-annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.



If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):


- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer



Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

YOUR ACCOUNT



TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------







Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111-2621, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities.
Colonial has been an investment advisor since 1931. As of January 31, 2000, Colonial managed over $15 billion in assets.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of
 Liberty Financial Companies, Inc.

For the 1999 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.75% of average daily net assets of the Fund.












PORTFOLIO MANAGERS
--------------------------------------------------------------------------------



CHARLES R. ROBERTS is a managing director of international equities and Newport Pacific Management, Inc. (Newport Pacific), Newport Fund Management Inc.'s immediate parent. Mr. Roberts has been employed with Newport and Newport Pacific since November, 1998. Prior to joining Newport and Newport Pacific, he managed the European component of institutional international equity accounts at Progress Investment Management (Progress) since 1997.
Prior to joining Progress in 1997, he managed the European component of institutional international equity accounts and was a member of the investment policy committee at Sit/Kim International since 1994.

MANAGING THE FUND




MICHAEL ELLIS is a Senior Vice President of Newport and Newport Pacific. Prior to joining Newport and Newport Pacific in December, 1996, he was a Vice President at Matthews International Capital Management since September, 1991.



DEBORAH F. SNEE is a Vice President and European analyst at Newport. Prior to working at Newport, Ms. Snee spent five years at Sit/Kim as an emerging markets analyst.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.



THE FUND
--------------------------------------------------------------------------------

                                                                             Year ended October 31,
                                                       2000                          1999                           1998
                                           Class A    Class B   Class C   Class A   Class B   Class C   Class A    Class B   Class C
Net asset value --
Beginning of period ($)                    13.380     13.190    13.300    12.260    12.140    12.240    15.260     15.070    15.220
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):

Net investment income (loss)(a)             0.080     (0.024)   (0.026)    0.027    (0.067)   (0.068)     0.032    (0.062)   (0.061)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)    (0.891)    (0.834)   (0.842)    2.041     2.015     2.036     (0.222)   (0.208)   (0.181)
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations           (0.811)    (0.858)   (0.868)    2.068     1.948     1.968     (0.190)   (0.270)   (0.242)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS($):

Net investment income                      (0.078)    (0.051)   (0.051)     ---       ---       ---      (0.074)     ---     (0.039)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income           ---        ---       ---       ---       ---       ---      (0.076)     ---     (0.039)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gains                    (0.001)    (0.001)   (0.001)   (0.948)   (0.898)   (0.908)    (2.660)   (2.660)   (2.660)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared
to Shareholders                            (0.079)    (0.052)   (0.052)   (0.948)   (0.898)   (0.908)    (2.810)   (2.660)   (2.738)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                          12.490     12.280    12.380    13.380    13.190    13.300     12.260    12.140    12.240
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(b)                        (6.15)     (6.57)    (6.59)    17.77     16.85     16.90      (1.14)    (1.76)    (1.53)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):

Expenses(c)                                 1.59       2.34      2.34      1.64      2.39      2.39       1.68      2.43      2.43
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(c)             0.56      (0.19)    (0.19)     0.21     (0.54)    (0.54)      0.24     (0.51)    (0.51)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                        56         56        56        43        43        43        100       100       100
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000)($)      50,939     41,664     1,235    57,814     51,930    1,299     58,213    57,809     1,171







(a) Per share data was calculated using the average shares outstanding during the period.






(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.






(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS



THE FUND
--------------------------------------------------------------------------------

                                                                      Year ended October 31,
                                                                1997                               1996

                                                 Class A       Class B     Class C(a)      Class A       Class B
Net asset value --
Beginning of period ($)                           14.320       14.230        15.910        12.430        12.380
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):

Net investment income (loss)(b)                    0.098       (0.011)       (0.017)        0.075        (0.026)
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain(loss)             2.296        2.275        (0.673)(c)     2.525         2.506
-----------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   2.394        2.264        (0.690)        2.600         2.480
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS($):

Net investment income                             (0.030)        ---           ---         (0.080)         ---
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
From net realized gains                           (1.424)      (1.424)         ---         (0.630)       (0.630)
-----------------------------------------------------------------------------------------------------------------
Total Distributions Declared
to Shareholders                                   (1.454)      (1.424)         ---          (0.710)      (0.630)
-----------------------------------------------------------------------------------------------------------------
Net asset value--
End of period ($)                                 15.260       15.070        15.220         14.320       14.230
-----------------------------------------------------------------------------------------------------------------
Total return (%)(d)                               17.87         16.98        (4.34)(e)      21.69        20.70
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):

Expenses(f)                                        1.62         2.37          2.39(g)        1.61         2.36
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)                    0.67        (0.08)        (0.42)(g)       0.56        (0.19)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                               67           67            67             84           84
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000)($)             34,645       26,817           103         36,655       25,482



(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.



(b) Per share data was calculated using the average shares outstanding during the period.



(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.



(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(e) Not annualized.



(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.



(g) Annualized.

NOTES
--------------------------------------------------------------------------------

NOTES

NOTES

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust III (formerly Colonial Trust III): 811-881


- Liberty Newport International Equity Fund
  (formerly Colonial International Horizons Fund)




                           [LIBERTY FUNDS LETTERHEAD]

LIBERTY NEWPORT INTERNATIONAL EQUITY FUND             PROSPECTUS, MARCH 1, 2001,
--------------------------------------------------------------------------------



CLASS Z SHARES


Advised by Colonial Management Associates, Inc.



Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS


THE FUND                                                                       2
--------------------------------------------------------------------------------

Investment Goals ...........................................................   2

Principal Investment Strategies. ...........................................   2

Principal Investment Risks .................................................   2

Performance History ........................................................   4

Your Expenses ..............................................................   5

YOUR ACCOUNT                                                                   6
--------------------------------------------------------------------------------

How to Buy Shares ..........................................................   6

Eligible Investors .........................................................   7

Sales Charges ..............................................................   7

How to Exchange Shares .....................................................   7

How to Sell Shares .........................................................   7

Fund Policy on Trading of Fund Shares ......................................   9

Other Information About Your Account .......................................   9


MANAGING THE FUND                                                             11
--------------------------------------------------------------------------------

Investment Advisor..........................................................  11

Portfolio Managers..........................................................  11

FINANCIAL HIGHLIGHTS                                                          12
--------------------------------------------------------------------------------


----------------------------
Not FDIC   May Lose Value
          ------------------
Insured    No Bank Guarantee
----------------------------

THE FUND
--------------------------------------------------------------------------------






inflation sensitive companies



In selecting stocks for the Fund, the advisor will choose companies in industries and markets which the advisor believes will react favorably to inflation in the U.S. economy. Inflation sensitive companies in which the Fund may invest include companies engaged in the development and processing of natural resources and companies engaged






INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks preservation of capital purchasing power and long-term growth.



PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of inflation sensitive companies located outside of the United States. The Fund's foreign investments may include securities of companies located in emerging markets countries.
The Fund is a non-diversified mutual fund and, although it generally will not, it may invest more than 5% of its total assets in the securities of a single issuer



At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.



In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's goals or investment strategies.



PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may to lose money by investing in the Fund.



Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with competing funds.

THE FUND



Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.





Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets.
For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability.
These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND



UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.



AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and the life of Fund periods. It includes the effects of Fund expenses.



The Fund's return is compared to the Morgan Stanley Capital International EAFE
(GDP) Index (Morgan Stanley Index), an unmanaged index that tracks the performance of international stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices


PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's total calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance.


CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)
--------------------------------------------------------------------------------

[BAR CHART]

1991
1992
1993       33.76%
1994       -0.93%
1995       13.06%
1996       20.63%
1997        5.95%
1998       10.56%
1999       28.91%
2000      -21.29%

For period shown in bar chart:


Best quarter: 4th quarter 1999, +22.26%


Worst quarter: 3rd quarter 1998, -17.00%



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------



                                     INCEPTION                       LIFE OF THE
                                       DATE      1 YEAR   5 YEARS       FUND
--------------------------------------------------------------------------------
Class Z(1) (%)                        2/16/99    -21.29     6.14        7.90
--------------------------------------------------------------------------------
Morgan Stanley Index (%)                  N/A     15.53     9.80       10.86(2)
--------------------------------------------------------------------------------







(1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. The Class A share returns are not restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be higher, since Class Z shares are not subject to sales charges or service fees. Class A shares were initially offered on June 8, 1992, and Class Z shares were initially offered on February 16, 1999.



(2)   Performance information is from June 30, 1992.

THE FUND



UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same

- Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(4) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                                         CLASS Z
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                    0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser
of purchase price or redemption price)                                     0.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                                                     (5)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                                         CLASS Z
Management fee (%)                                                         0.75
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                  0.00
--------------------------------------------------------------------------------
Other expenses (%)                                                         0.59
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                   1.34


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------


                                1 YEAR       3 YEARS       5 YEARS      10 YEARS
                                 $136          $425         $734         $1,613


(4) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(5)   There is a $7.50 charge for wiring sale proceeds to your bank.

YOUR ACCOUNT
--------------------------------------------------------------------------------






HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------


METHOD                  INSTRUCTIONS
Through your            Your financial advisor can help you establish your
financial advisor       account and buy Fund shares on your behalf. Your
                        financial advisor may charge you fees for executing
                        the purchase for you.
--------------------------------------------------------------------------------
By check                For new accounts, send a completed application and check
(new account)           made payable to the Fund to the transfer agent, Liberty
                        Funds Services, Inc., P.O. Box 1722, Boston, MA
                        02105-1722.
--------------------------------------------------------------------------------
By check                For existing accounts, fill out and return the
(existing account)      additional investment stub included in your quarterly
                        statement, or send a letter of instruction including
                        your Fund name and account number with a check made
                        payable to the Fund to Liberty Funds Services, Inc.,
                        P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By exchange             You or your financial advisor may acquire shares by
                        exchanging shares you own in one fund for shares of the
                        same class or Class A of the Fund at no additional cost.
                        There may be an additional charge if exchanging from a
                        money market fund. To exchange by telephone, call
                        1-800-422-3737.
--------------------------------------------------------------------------------
By wire                 You may purchase shares by wiring money from your bank
                        account to your fund account. To wire funds to your fund
                        account, call 1-800-422-3737 to obtain a control number
                        and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds     You may purchase shares by electronically transferring
transfer                money from your bank account to your fund account by
                        calling 1-800-422-3737. Electronic funds transfers may
                        take up to two business days to settle and be considered
                        in "good form." You must set up this feature prior to
                        your telephone request. Be sure to complete the
                        appropriate section of the application.
--------------------------------------------------------------------------------
Automatic               You can make monthly or quarterly investments
investment plan         automatically from your bank account to your fund
                        account. You can select a pre-authorized amount to be
                        sent via electronic funds transfer. Be sure to complete
                        the appropriate section of the application for this
                        feature.
--------------------------------------------------------------------------------
By dividend             You may automatically invest dividends distributed by
diversification         one fund into the same class of shares of the Fund at no
                        additional sales charge. To invest your dividends in
                        another fund, call 1-800-345-6611.

YOUR ACCOUNT



ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:



$1,000 minimum initial investment



- any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc., the Fund's distributor;



- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and



- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any fund distributed by Liberty Funds Distributor, Inc.



$100,000 minimum initial investment



- clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;



- any insurance company, trust company or bank purchasing shares for its own account;



-       any endowment, investment company or foundation; and



- clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.



No minimum initial investment



- a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer; and



- any person investing all or part of the proceeds of a distribution, roll over or transfer of assets into a Liberty IRA, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or roll over.

YOUR ACCOUNT



The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT



CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------


METHOD                  INSTRUCTIONS
Through your            You may call your financial advisor to place your sell
financial advisor       order. To receive the current trading day's advisor
                        price, your financial advisor firm must receive your
                        request prior to the close of the NYSE, usually 4:00
                        p.m. Eastern time.
--------------------------------------------------------------------------------
By exchange             You or your financial advisor may sell shares by
                        exchanging from the Fund into Class Z shares or Class A
                        shares of another fund at no additional cost. To
                        exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone            You or your financial advisor may sell shares by
                        telephone and request that a check be sent to your
                        address of record by calling 1-800-422-3737, unless you
                        have notified the Fund of an address change within the
                        previous 30 days. The dollar limit for telephone sales
                        is $100,000 in a 30-day period. You do not need to set
                        up this feature in advance of your call. Certain
                        restrictions apply to retirement accounts. For details,
                        call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail                 You may send a signed letter of instruction to the
                        address below.  In your letter of instruction, note the
                        Fund's name, share class, account number, and the dollar
                        value or number of shares you wish to sell. All account
                        owners must sign the letter, and signatures must be
                        guaranteed by either a bank, a member firm of a national
                        stock exchange or another eligible guarantor
                        institution. Additional documentation is required for
                        sales by corporations, agents, fiduciaries, surviving
                        joint owners and individual retirement account owners.
                        For details, call 1-800-345-6611. Mail your letter of
                        instruction to Liberty Funds Services, Inc., P.O. Box
                        1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire                 You may sell shares and request that the proceeds be
                        wired to your bank. You must set up this feature prior
                        to your telephone request. Be sure to complete the
                        appropriate section of the account application for this
                        feature.
--------------------------------------------------------------------------------
By systematic           You may automatically sell a specified dollar amount or
withdrawal plan         percentage of your account on a monthly, quarterly or
                        semi-annual basis and have the proceeds sent to you if
                        your account balance is at least $5,000. All dividend
                        and capital gains distributions must be reinvested. Be
                        sure to complete the appropriate section of the account
                        application for this feature.
--------------------------------------------------------------------------------
By electronic           You may sell shares and request that the proceeds be
funds transfer          electronically transferred to your bank. Proceeds may
                        take up to two business days to be received by your
                        bank. You must set up this feature prior to your
                        request. Be sure to complete the appropriate section of
                        the account application for this feature.

YOUR ACCOUNT



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

YOUR ACCOUNT



UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------


Dividend         Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains    Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains which are gains on sales of securities held for a 12-month period or less.



DISTRIBUTION OPTIONS The Fund distributes dividends semi-annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.



If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest  all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):


- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

YOUR ACCOUNT



TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------






Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111-2621, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of January 31, 2000, Colonial managed over $15 billion in assets.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG).
The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.

For the 1999 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.75% of average daily net assets of the Fund.






PORTFOLIO MANAGERS
--------------------------------------------------------------------------------


CHARLES R. ROBERTS is a managing director of international equities and Newport Pacific Management, Inc. (Newport Pacific), Newport Fund Management Inc.'s immediate parent. Mr. Roberts has been employed with Newport and Newport Pacific since November, 1998. Prior to joining Newport and Newport Pacific, he managed the European component of institutional international equity accounts at Progress Investment Management (Progress) since 1997.
Prior to joining Progress in 1997, he managed the European component of institutional international equity accounts and was a member of the investment policy committee at Sit/Kim International since 1994.

MANAGING THE FUND



MICHAEL ELLIS is a Senior Vice President of Newport and Newport Pacific. Prior to joining Newport and Newport Pacific in December, 1996, he was a Vice President at Matthews International Capital Management since September, 1991.



DEBORAH F. SNEE is a Vice President and European analyst at Newport. Prior to working at Newport, Ms. Snee spent five years at Sit/Kim as an emerging markets analyst.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


THE FUND
--------------------------------------------------------------------------------


                                                        Year ended October 31,
                                                         2000           1999
                                                       Class Z        Class Z(a)
Net asset value --
Beginning of period ($)                                13.400          11.950
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS ($):

Net investment income (loss) (b)                        0.114           0.076
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (0.865)          1.374
--------------------------------------------------------------------------------
Total from Investment Operations                       (0.751)          1.450
--------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):

Net Investment Income

                                                       (0.088)

From net realized gains                                (0.001)             --
--------------------------------------------------------------------------------
Total distributions Declared
to Shareholders                                        (0.089)            ___
--------------------------------------------------------------------------------
Net asset value --
End of period ($)                                      12.560          13.400
--------------------------------------------------------------------------------
Total return (%) (c)                                    (5.71)          12.13(d)
--------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS (%):

Expenses (e)                                             1.34            1.37(f)
--------------------------------------------------------------------------------
Net investment income (loss) (e)                         0.81            0.85(f)
--------------------------------------------------------------------------------
Portfolio turnover (%)                                     56              43
--------------------------------------------------------------------------------
Net assets at end of period (000) ($)                   6,092           5,429


(a) Class Z shares were initially offered on February 16, 1999. Per share amounts reflect activity from that date.

(b) Per share data was calculated using the average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f) Annualized.

NOTES
--------------------------------------------------------------------------------

NOTES

                           [LIBERTY FUNDS LETTERHEAD]


782-01/224E-1200



NOTES

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:


Liberty Funds Trust III: 811-881
- Liberty Newport International Equity Fund
  (formerly Colonial International Horizons Fund)




                           [LIBERTY FUNDS LETTERHEAD]



782-01/224E-1200

LIBERTY NEWPORT GLOBAL EQUITY FUND  PROSPECTUS, MARCH 1, 2001



CLASS A, B AND C SHARES


Advised by Stein Roe & Farnham, Inc.



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



TABLE OF CONTENTS


THE FUND                                                                       2
-------------------------------------------------------------------------------

Investment Goal.............................................................   2

Principal Investment Strategies.............................................   2

Principal Investment Risks..................................................   2

Performance History.........................................................   4

Your Expenses...............................................................   5

YOUR ACCOUNT                                                                   6
-------------------------------------------------------------------------------

How to Buy Shares...........................................................   6

Sales Charges...............................................................   7

How to Exchange Shares......................................................  11

How to Sell Shares..........................................................  11

Fund Policy on Trading of Fund Shares.......................................  11

Distribution and Service Fees...............................................  12

Other Information About Your Account........................................  13

MANAGING THE FUND                                                             15
-------------------------------------------------------------------------------

Investment Advisor..........................................................  15

Portfolio Managers..........................................................  15

FINANCIAL HIGHLIGHTS                                                          16
-------------------------------------------------------------------------------



------------------------------
NOT FDIC    MAY LOSE VALUE
------------------------------
INSURED     NO BANK GUARANTEE
------------------------------

THE FUND


UTILITY COMPANIES

Utility companies in which the Fund may invest include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, water or other sanitary services. They also include companies engaged in telecommunications, such as telephone, satellite, microwave and other communications media. The Fund may invest in companies engaged in the manufacture and production of equipment utilized in the energy and telecommunications industries.



INVESTMENT GOAL
-------------------------------------------------------------------------------



The Fund seeks long-term growth of capital and income and current income.



PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------



Under normal market conditions, the Fund invests at least 65% of its total assets in U.S. and foreign securities of utility companies. The Fund's investment advisor intends to diversify the Fund's investments among a number of developed countries and market sectors and will have exposure to at least three countries, including the U.S. In selecting investments for the Fund, the advisor looks primarily for stocks of larger utility companies with established records. Up to 35% of the Fund's total assets may be invested in equity securities and investment-grade debt securities that are not issued by utility companies.



At times, the Fund's advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.



PRINCIPAL INVESTMENT RISKS



The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. You may lose money by investing in the Fund.



Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that



                                                                              --

THE FUND


the Fund will achieve its investment goal or perform favorably compared with similar funds.


Utility company securities are subject to special risks. These securities are especially affected by changes in interest rates, as well as by general competitive and market forces in the industry. As interest rates increase, the value of securities of utility companies tends to decrease, and vice versa. In addition, utility companies are affected by changes in government regulation. In particular, the profitability of utilities may in the future be adversely affected by increased competition resulting from deregulation.


Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.



An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                                                              --

THE FUND

UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance since it commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and the life of the Fund periods. They include the effects of Fund expenses. The table shows each class's returns with sales charges.


The Fund's return is compared to the Morgan Stanley Capital International World Index ND (MSCI Index), an unmanaged index that tracks the performance of global stocks. The Fund's return is also compared to the Standard & Poor's Utilities Index (S&P Index), an unmanaged index that tracks the performance of domestic utility stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

PERFORMANCE HISTORY
-------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance does not predict the Fund's future performance.


CALENDAR YEAR TOTAL RETURNS (CLASS A)
-------------------------------------------------------------------------------

[BAR CHART]


1992                                                                    10.36%
1993                                                                    15.04%
1994                                                                    -6.85%
1995                                                                    18.05%
1996                                                                    12.69%
1997                                                                    22.46%
1998                                                                    17.44%
1999                                                                    26.87%
2000                                                                   -13.02%


For the period shown in the bar chart:

Best quarter: 4th quarter 1999, +25.44%


Worst quarter:  4th quarter 2000, -8.45%



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------



                                  1 YEAR          5 YEARS      LIFE OF THE FUND
Class A (%)                       -18.02            11.01           10.32
-------------------------------------------------------------------------------
Class B (%)                       -17.49            11.19           10.49(1)
-------------------------------------------------------------------------------
Class C (%)                       -14.45            11.47(1)        10.50(1)
-------------------------------------------------------------------------------
MSCI Index (%)                    -13.18            12.12           11.33(2)
-------------------------------------------------------------------------------
S&P Index (%)                      59.67            16.51           15.24(2)



(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on October 15, 1991, Class B shares were initially offered on March 27, 1995 and Class C shares were initially offered on March 27, 1995.


(2)      Performance information is from October 31, 1991.


                                                                              --

THE FUND


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, 12b-1 fees, and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same

- Assumes reinvestment of all dividends and distributions


- Assumes Class B shares convert to Class A shares after eight years


YOUR EXPENSES
-------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------

                                                  CLASS A     CLASS B    CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)             5.75        0.00       0.00
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)       1.00(4)     5.00       1.00
-------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                            (5)         (5)        (5)

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------


                                                 CLASS A     CLASS B     CLASS C
Management fee (%)(6)                              0.65        0.65        0.65
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)          0.25        1.00        1.00
-------------------------------------------------------------------------------
Other expenses (%)                                 0.42        0.42        0.42
-------------------------------------------------------------------------------
Total annual fund operating expenses (%)           1.32        2.07        2.07


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-------------------------------------------------------------------------------

CLASS                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A                                    $702      $969     $1,257    $2,074
-------------------------------------------------------------------------------
Class B:     did not sell your shares      $210      $649     $1,114    $2,208

             sold all your shares at
             the end of the period         $710      $949     $1,314    $2,208
-------------------------------------------------------------------------------
Class C:     did not sell your shares      $210      $649     $1,114    $2,400

             sold all your shares at
             the end of the period         $310      $649     $1,114    $2,400


(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(5) There is a $7.50 charge for wiring sale proceeds to your bank. The Fund pays a management fee of 0.40% and an administration fee of 0.25%.







                                                                              --

YOUR ACCOUNT


INVESTMENT MINIMUMS



Initial Investment..................................................    $1,000
Subsequent Investments..............................................       $50
Automatic Investment Plan*..........................................       $50
Retirement Plans*...................................................       $25


* The initial investment minimum of $1,000 is waived on this plan.


The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
-------------------------------------------------------------------------------


METHOD                     INSTRUCTIONS
Through your               Your financial advisor can help you establish your
financial advisor          account and buy Fund shares on your behalf. Your
                           financial advisor may charge you fees for executing
                           the purchase for you.
-------------------------------------------------------------------------------
By check                   For new accounts, send a completed application and
(new account)              check made payable to the Fund to the transfer agent,
                           Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                           MA 02105-1722.
-------------------------------------------------------------------------------
By check                   For existing accounts, fill out and return the
(existing account)         additional investment stub included in your quarterly
                           statement, or send a letter of instruction including
                           your Fund name and account number with a check made
                           payable to the Fund to Liberty Funds Services, Inc.,
                           P.O. Box 1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------
By exchange                You or your financial advisor may acquire shares by
                           exchanging shares you own in one fund for shares of
                           the same class of the Fund at no additional cost.
                           There may be an additional charge if exchanging from
                           a money market fund. To exchange by telephone, call
                           1-800-422-3737.
-------------------------------------------------------------------------------
By wire                    You may purchase shares by wiring money from your
                           bank account to your fund account. To wire funds to
                           your fund account, call 1-800-422-3737 to obtain a
                           control number and the wiring instructions.
-------------------------------------------------------------------------------
By electronic funds        You may purchase shares by electronically
transfer                   transferring money from your bank account to your
                           fund account by calling 1-800-422-3737. Electronic
                           funds transfers may take up to two business days to
                           settle and be considered in "good form." You must set
                           up this feature prior to your telephone request. Be
                           sure to complete the appropriate section of the
                           application.
-------------------------------------------------------------------------------
Automatic                  You can make monthly or quarterly investments
investment plan            automatically from your bank account to your fund
                           account. You can select a pre-authorized amount to be
                           sent via electronic funds transfer. Be sure to
                           complete the appropriate section of the application
                           for this feature.
-------------------------------------------------------------------------------
By dividend                You may automatically invest dividends distributed by
diversification            one fund into the same class of shares of the Fund at
                           no additional sales charge. To invest your dividends
                           in another fund, call 1-800-345-6611.







                                                                              --

YOUR ACCOUNT

CHOOSING A SHARE CLASS


The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.


SALES CHARGES
-------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES
-------------------------------------------------------------------------------

                                                                       % OF
                                                                     OFFERING
                                        AS A % OF                      PRICE
                                       THE PUBLIC       AS A %      RETAINED BY
                                        OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                        PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                         5.75           6.10          5.00
-------------------------------------------------------------------------------
$50,000 to less than $100,000             4.50           4.71          3.75
-------------------------------------------------------------------------------
$100,000 to less than $250,000            3.50           3.63          2.75
-------------------------------------------------------------------------------
$250,000 to less than $500,000            2.50           2.56          2.00
-------------------------------------------------------------------------------
$500,000 to less than $1,000,000          2.00           2.04          1.75
-------------------------------------------------------------------------------
$1,000,000 or more                        0.00           0.00          0.00


Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.








                                                                              --

YOUR ACCOUNT


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES


Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


PURCHASES OVER $1 MILLION
-------------------------------------------------------------------------------


AMOUNT PURCHASED                                           COMMISSION %
First $3 million                                               1.00
-------------------------------------------------------------------------------
$3 million to less than $5 million                             0.80
-------------------------------------------------------------------------------
$5 million to less than $25 million                            0.50
-------------------------------------------------------------------------------
$25 million or more                                            0.25



The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.



For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.



REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.






                                                                              --

YOUR ACCOUNT

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             5.00
-------------------------------------------------------------------------------
Through second year                                            4.00
-------------------------------------------------------------------------------
Through third year                                             3.00
-------------------------------------------------------------------------------
Through fourth year                                            3.00
-------------------------------------------------------------------------------
Through fifth year                                             2.00
-------------------------------------------------------------------------------
Through sixth year                                             1.00
-------------------------------------------------------------------------------
Longer than six years                                          0.00


Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares is eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms Rights of Accumulation apply, so that if the combined value of the Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
-------------------------------------------------------------------------------
Through second year                                            2.00
-------------------------------------------------------------------------------
Through third year                                             1.00
-------------------------------------------------------------------------------
Longer than three years                                        0.00


Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares is four years after purchase.


                                                                              --

YOUR ACCOUNT

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
-------------------------------------------------------------------------------
Through second year                                            2.00
-------------------------------------------------------------------------------
Through third year                                             1.00



Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares is three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into the fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.


CLASS C SALES CHARGES
-------------------------------------------------------------------------------

YEARS AFTER PURCHASE                              % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                             1.00
-------------------------------------------------------------------------------
Longer than one year                                           0.00


                                                                              --

YOUR ACCOUNT

HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------


You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Shareholders of Liberty Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.






HOW TO SELL SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


                                                                              --

YOUR ACCOUNT



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


                                                                              --

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
-------------------------------------------------------------------------------


METHOD                     INSTRUCTIONS
Through your               You may call your financial advisor to place your
financial advisor          sell order. To receive the current trading day's
                           price, your financial advisor firm must receive your
                           request prior to the close of the NYSE, usually 4:00
                           p.m. Eastern time.
-------------------------------------------------------------------------------
By exchange                You or your financial advisor may sell shares by
                           exchanging from the Fund into the same share class of
                           another fund at no additional cost. To exchange by
                           telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By telephone               You or your financial advisor may sell shares by
                           telephone and request that a check be sent to your
                           address of record by calling 1-800-422-3737, unless
                           you have notified the Fund of an address change
                           within the previous 30 days. The dollar limit for
                           telephone sales is $100,000 in a 30-day period. You
                           do not need to set up this feature in advance of your
                           call. Certain restrictions apply to retirement
                           accounts. For details, call 1-800-345-6611.
-------------------------------------------------------------------------------
By mail                    You may send a signed letter of instruction or stock
                           power form along with any certificates to be sold to
                           the address below. In your letter of instruction,
                           note the Fund's name, share class, account number,
                           and the dollar value or number of shares you wish to
                           sell. All account owners must sign the letter, and
                           signatures must be guaranteed by either a bank, a
                           member firm of a national stock exchange or another
                           eligible guarantor institution. Additional
                           documentation is required for sales by corporations,
                           agents, fiduciaries, surviving joint owners and
                           individual retirement account owners. For details,
                           call 1-800-345-6611.

                           Mail your letter of instruction to Liberty Funds
                           Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------
By wire                    You may sell shares and request that the proceeds be
                           wired to your bank. You must set up this feature
                           prior to your telephone request. Be sure to complete
                           the appropriate section of the account application
                           for this feature.
-------------------------------------------------------------------------------
By systematic              You may automatically sell a specified dollar amount or
withdrawal plan            percentage of your account on a monthly, quarterly or
                           semi-annual basis and have the proceeds sent to
                           you if your account balance is at least $5,000.
                           This feature is not available if you hold your
                           shares in certificate form. All dividend and
                           capital gains distributions must be reinvested. Be
                           sure to complete the appropriate section of the
                           account application for this feature.
-------------------------------------------------------------------------------
By electronic              You may sell shares and request that the proceeds be
funds transfer             electronically transferred to your bank. Proceeds may
                           take up to two business days to be received by your
                           bank. You must set up this feature prior to your
                           request. Be sure to complete the appropriate section
                           of the account application for this feature.


                                                                              --

YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------------------------------------------------



The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.












DISTRIBUTION AND SERVICE FEES
-------------------------------------------------------------------------------



The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A shares, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.







                                                                              --

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

                                                                              --

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS
-------------------------------------------------------------------------------


Dividend Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

-------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.



If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS
-------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-------------------------------------------------------------------------------


Receive dividends in cash (see options below) and reinvest capital gains
-------------------------------------------------------------------------------



Receive all distributions in cash (with one of the following options):


- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.










                                                                              --

YOUR ACCOUNT


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income taxes.


                                                                              --

MANAGING THE FUND



INVESTMENT ADVISOR
-------------------------------------------------------------------------------










Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Stein Roe is a successor to an investment advisory business that was founded in 1932. As of January 31, 2000, Stein Roe managed over $24 billion in assets.

Stein Roe's mutual funds and institutional investment advisory business are part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.



For the 2000 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.40% of average daily net assets of the Fund.



PORTFOLIO MANAGERS
-------------------------------------------------------------------------------



CHARLES R. ROBERTS is a managing director of international equities and Newport Pacific Management, Inc. (Newport Pacific), Newport Management Inc.'s immediate parent. Mr. Roberts has been employed with Newport and Newport
Pacific since November, 1998. Prior to joining Newport and Newport Pacific, he managed the European component of institutional international equity accounts at Progress Investment Management (Progress) since 1997. Prior to joining Progress in 1997, he managed the European component of institutional international equity accounts and was a member of the investment policy committee at Sit/Kim International since 1994.


                                                                              --

YOUR ACCOUNT



ERIK P. GUSTAFSON is a senior vice president of Stein Roe, an affiliate of Newport, co-manages the Fund. He joined Stein Roe in 1992. He manages Stein Roe's institutional equity accounts and is a portfolio manager of Liberty Growth Stock Fund, Liberty Global Young Investor Fund, Stein Roe Young Investor Fund and Liberty Growth Investor Fund. Mr. Gustafson earned a B.A. degree from the University of Virginia and M.B.A. and J.D. degrees from Florida State University.










                                                                              --

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


THE FUND
-------------------------------------------------------------------------------


                                                                           Year ended October 31,
                                                2000                              1999                            1998
                                   Class A    Class B    Class C    Class A    Class B    Class C    Class A    Class B    Class C
Net asset value --
Beginning of period ($)             16.850     16.840     16.840      14.920     14.910     14.920    13.720      13.720     13.720
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS($):
Net investment income (loss)(a)      0.043    (0.089)     (0.090)    0.195(e)   0.075(e)   0.075(e)   0.234(e)   0.123(e)   0.123(e)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain     1.337     1.324       1.335      2.470      2.479      2.469      2.134      2.124      2.134
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations     1.380     1.235       1.245      2.665      2.554      2.544      2.368      2.247      2.257
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):

From net investment income          (0.012)   (0.007)     (0.007)    (0.155)    (0.044)    (0.044)    (0.248)    (0.137)    (0.137)
-----------------------------------------------------------------------------------------------------------------------------------
From net realized gains             (1.708)   (1.678)     (1.678)    (0.580)    (0.580)    (0.580)    (0.920)    (0.920)    (0.920)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders                        (1.720)   (1.685)     (1.685)    (0.735)    (0.624)    (0.624)    (1.168)    (1.057)    (1.057)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                   16.510     16.390     16.400      16.850     16.840     16.840    14.920      14.910     14.920
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (b)                 7.89       6.97       7.03       18.31      17.50      17.42      18.09      17.12      17.20
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
   ASSETS(%):

Expenses (c)                        1.23(d)   1.98(d)     1.98(d)    1.33(e)    2.08(e)    2.08(e)    1.30(e)    2.05(e)    2.05(e)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)           0.20(d)   (0.55)(d)  (0.55)(d)   1.21(e)    0.46(e)    0.46(e)    1.58(e)    0.83(e)    0.83(e)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover  %                 63         63         63          43         43         43       48(f)      48(f)      48(f)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
   (000)($)                         169,701    15,405      1,030     174,521     7,594      1,191     165,566     4,957       970







(a) Per share data was calculated using the average shares outstanding during the period.


(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(d) During the year ended October 31, 2000, the Fund experienced a one-time reduction in its expenses of 0.04% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the year without reduction.


(e) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of LFC Utilities Trust prior to the termination of its master/feeder fund structure on February 26, 1999.



(f)      Portfolio turnover disclosed is for LFC Utilities Trust.



                                                                              --

FINANCIAL HIGHLIGHTS


THE FUND
-------------------------------------------------------------------------------


                                                                                Year ended October 31,
                                                                     1997                                 1996
                                                       Class A    Class B     Class C(a)    Class A     Class B      Class C
Net asset value --
Beginning of period ($)                                12.000      12.010       12.000       11.080     11.080       11.080
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS ($):

Net investment income (b)(c)                            0.328      0.225         0.225       0.427       0.340        0.340
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                        1.740      1.732         1.742       0.878       0.889        0.879
----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                        2.068      1.957         1.967       1.305       1.229        1.219
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):

From net investment income                             (0.348)    (0.247)       (0.247)     (0.385)     (0.299)      (0.299)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders           (0.348)    (0.247)       (0.247)     (0.385)     (0.299)      (0.299)
----------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                      13.720      13.720       13.720       12.000     12.010       12.000
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (d)                                    17.40      16.43         16.53       11.99       11.25        11.16
----------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS (%):

Expenses (c) (e)                                        1.31        2.06         2.06         1.38       2.13         2.13
----------------------------------------------------------------------------------------------------------------------------
Net investment income (c)(e)                            2.46        1.71         1.71         3.70       2.95         2.95
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%) (f)                               48          48           48           34         34           34
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000) ($)                  162,267     3,243          818       169,840      1,538         584
----------------------------------------------------------------------------------------------------------------------------



(a) Effective July 1, 1997, Class D shares were redesignated Class C shares.



(b) Per share data was calculated using the average shares outstanding during the period.











(c) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of LFC Utilities Trust.



(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.











(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.







(f)      Portfolio turnover disclosed is for LFC Utilities Trust.


                                                                              --

NOTES


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                                                                              --

NOTES


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                                                                              --

FOR MORE INFORMATION
-------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-Mail address publicinfo@sec.gov or, by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:


Liberty Funds Trust III 811-881



- Liberty Newport Global Equity Fund



(formerly Liberty Newport Global Utilities Fund)


[LIBERTY FUNDS LETTERHEAD]

LIBERTY SELECT VALUE FUND                              PROSPECTUS, MARCH 1, 2001
--------------------------------------------------------------------------------



CLASS A, B AND C SHARES

Advised by Colonial Management Associates, Inc.



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                                       2
--------------------------------------------------------------------------------

Investment Goal.............................................................   2

Principal Investment Strategies.............................................   2

Principal Investment Risks..................................................   2

Performance History.........................................................   3

Your Expenses...............................................................   4

YOUR ACCOUNT                                                                   5
--------------------------------------------------------------------------------

How to Buy Shares...........................................................   5

Sales Charges...............................................................   6

How to Exchange Shares......................................................   9

How to Sell Shares..........................................................   9

Fund Policy on Trading of Fund Shares.......................................  xx

Distribution and Service Fees...............................................  10

Other Information About Your Account........................................  11

MANAGING THE FUND                                                             13
--------------------------------------------------------------------------------

Investment Advisor..........................................................  13

Portfolio Managers..........................................................  13

FINANCIAL HIGHLIGHTS                                                          14
--------------------------------------------------------------------------------



---------------------------
Not FDIC  May Lose Value
Insured   -----------------
          No Bank Guarantee
---------------------------

THE FUND
--------------------------------------------------------------------------------

UNDERSTANDING VALUE INVESTING

In managing the Fund, the advisor uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The advisor buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. The advisor's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analyses.


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.



PRINCIPAL INVESTMENT STRATEGIES

--------------------------------------------------------------------------------
The Fund invests, under normal market conditions, primarily in middle capitalization stocks. Middle capitalization stocks are stocks with market capitalizations between $400 million and the largest stock in the Russell Mid Cap Index at the time of purchase. In addition, any stock that is a member of the S&P MidCap 400 Index is considered a middle capitalization stock.


At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE FUND


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.



Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.



Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in the advisor's opinion. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

THE FUND



Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stocks.



An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND


UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows each class's returns with sales charges.



The Fund's returns are compared to the Standard & Poor's Midcap 400 Index (S&P 400 Index), an unmanaged index that tracks the performance of middle-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.


CALENDAR YEAR TOTAL RETURNS (CLASS A)
--------------------------------------------------------------------------------

                                  [BAR CHART]

                          Year
                          1991                 34.09%
                          1992                 11.00%
                          1993                  9.99%
                          1994                 -2.66%
                          1995                 38.00%
                          1996                 20.47%
                          1997                 33.20%
                          1998                 14.36%
                          1999                  9.11%
                          2000                 15.47%


For period in bar chart:
Best quarter: 1st quarter 1991, +20.19%
Worst quarter: 3rd quarter 1998, -15.64%


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------


                                     1 YEAR        5 YEARS      10 YEARS
Class A (%)                            8.83         16.86        16.96
--------------------------------------------------------------------------
Class B (%)                            9.82         17.16        16.91(1)
--------------------------------------------------------------------------
Class C (%)                          13.720         17.69(1)     17.38(1)
--------------------------------------------------------------------------
S&P 400 Index (%)                     17.50         20.41        19.86




(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on July 21, 1949, Class B shares were initially offered on June 8, 1992, and Class C shares were initially offered on August 1, 1997.

THE FUND


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same




- Assumes reinvestment of all dividends and distributions


- Assumes Class B shares convert to Class A shares after eight years


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                    CLASS A  CLASS B   CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)              5.75      0.00     0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)       1.00(3)    5.00     1.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of                (4)      (4)       (4)
amount redeemed, if applicable)

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                     CLASS A  CLASS B   CLASS C
Management fee (%)                                    0.70      0.70     0.70
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (5) (%)         0.24      0.99     0.99
--------------------------------------------------------------------------------
Other expenses (%)                                    0.33      0.33     0.33
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)              1.27      2.02     2.02


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

CLASS                                   1 YEAR     3 YEARS    5 YEARS    10 YEARS
Class A                                  $697        $954      $1,231     $2,018
------------------------------------------------------------------------------------
Class B: did not sell your shares        $205        $633      $1,087     $2,153

         sold all your shares at
         the end of the period           $705        $933      $1,287     $2,153
------------------------------------------------------------------------------------
Class C: did not sell your shares        $205        $633      $1,087     $2,346

         sold all your shares at
         the end of the period           $305        $633      $1,087     $2,346


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4) There is a $7.50 charge for wiring sale proceeds to your bank.


(5) The annual service fee portion of the 12b-1 fee may equal up to 0.15% on net assets attributable to shares issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee that is a blend between the 0.15% and 0.25% rates.

YOUR ACCOUNT
--------------------------------------------------------------------------------


INVESTMENT MINIMUMS



Initial Investment......................................................  $1,000
Subsequent Investments..................................................     $50
Automatic Investment Plan*..............................................     $50
Retirement Plans*.......................................................     $25



* The initial investment minimum of $1,000 is waived on this plan.



The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
Through your          Your financial advisor can help you establish your account and
financial advisor     buy Fund shares on your behalf.  Your financial advisor may charge you fees for executing the purchase for you.
---------------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check made
(new account)         payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
---------------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
---------------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares
                      by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market
                      fund. To exchange by telephone, call 1-800-422-3737.
---------------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your
                      bank account to your fund account. To wire funds to your
                      fund account, call 1-800-422-3737 to obtain a control
                      number and the wiring instructions.
---------------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring money
transfer              from your bank account to your fund account by calling
                      1-800-422-3737. Electronic funds transfers may take up to
                      two business days to settle and be considered in "good
                      form." You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the application.
---------------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments automatically
investment plan       from your bank account to your fund account.  You can select a pre-authorized amount to be sent via electronic funds
                      transfer. Be sure to complete the appropriate section of
                      the application for this feature.
---------------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by one fund
diversification       into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in another fund, call
                      1-800-345-6611.

YOUR ACCOUNT


CHOOSING A SHARE CLASS


The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.


The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.


CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                          % OF
                                                                        OFFERING
                                             AS A % OF                    PRICE
                                            THE PUBLIC      AS A %     RETAINED BY
                                             OFFERING      OF YOUR      FINANCIAL
AMOUNT OF PURCHASE                             PRICE      INVESTMENT  ADVISOR FIRM
Less than $50,000                              5.75          6.10         5.00
----------------------------------------------------------------------------------
$50,000 to less than $100,000                  4.50          4.71         3.75
----------------------------------------------------------------------------------
$100,000 to less than $250,000                 3.50          3.63         2.75
----------------------------------------------------------------------------------
$250,000 to less than $500,000                 2.50          2.56         2.00
----------------------------------------------------------------------------------
$500,000 to less than $1,000,000               2.00          2.04         1.75
----------------------------------------------------------------------------------
$1,000,000 or more                             0.00          0.00         0.00


Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.

YOUR ACCOUNT



UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES


Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                       COMMISSION %
First $3 million                                          1.00
----------------------------------------------------------------------------
$3 million to less than $5 million                        0.80
----------------------------------------------------------------------------
$5 million to less than $25 million                       0.50
----------------------------------------------------------------------------
$25 million or more                                       0.25



The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.



For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.



REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

YOUR ACCOUNT


PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES
--------------------------------------------------------------------------------

HOLDING PERIOD AFTER PURCHASE                         % DEDUCTED WHEN
                                                      SHARES ARE SOLD
Through first year                                         5.00
--------------------------------------------------------------------------------
Through second year                                        4.00
--------------------------------------------------------------------------------
Through third year                                         3.00
--------------------------------------------------------------------------------
Through fourth year                                        3.00
--------------------------------------------------------------------------------
Through fifth year                                         2.00
--------------------------------------------------------------------------------
Through sixth year                                         1.00
--------------------------------------------------------------------------------
Longer than six years                                      0.00

Commission to financial advisors is 5.00%.
Automatic conversion to Class A shares is eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                        % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                           SHARES ARE SOLD
Through first year                                           3.00
--------------------------------------------------------------------------------
Through second year                                          2.00
--------------------------------------------------------------------------------
Through third year                                           1.00
--------------------------------------------------------------------------------
Longer than three years                                      0.00

Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares is four years after purchase.

YOUR ACCOUNT


PURCHASES OF $500,000 TO LESS THAN $1 MILLION:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                        % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                           SHARES ARE SOLD
Through first year                                           3.00
--------------------------------------------------------------------------------
Through second year                                          2.00
--------------------------------------------------------------------------------
Through third year                                           1.00

Commission to financial advisors is 1.75%.
Automatic conversion to Class A shares is three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B share will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.


CLASS C SALES CHARGES
--------------------------------------------------------------------------------

YEARS AFTER PURCHASE                            % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                           1.00
--------------------------------------------------------------------------------
Longer than one year                                         0.00

YOUR ACCOUNT



HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
-------------------------------------------------------------------------------


METHOD                INSTRUCTIONS
Through your          You may call your financial advisor to place your sell order.
financial advisor     To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of the NYSE, usually 4:00 p.m. Eastern time.
--------------------- -----------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of
                      another fund at no additional cost. To exchange by
                      telephone, call 1-800-422-3737.
--------------------- -----------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details call
                      1-800-345-6611.
--------------------- -----------------------------------------------------------------
By mail               You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below.  In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call 1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------- -----------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be
                      wired to your bank. You must set up this feature prior to
                      your telephone request. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
--------------------- -----------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if
                      your account balance is at least $5,000. This feature is
                      not available if you hold your shares in certificate form.
                      All dividend and capital gains distributions must be
                      reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------- -----------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this
                      feature.

YOUR ACCOUNT



FUND POLICY ON TRADING OF FUND SHARES


--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee is calculated by adding (i) 0.15% on net assets attributable to shares issued prior to April 1, 1989 and (ii) 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fees payable by the Fund that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended October 31, 2000, the service fee was 0.24% of the Fund's average net assets. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------


Dividend Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

--------------------------------------------------------------------------------

Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends semi-annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.



If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):


- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

YOUR ACCOUNT


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111-2621, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of January 31, 2001, Colonial managed over $14 billion in assets.


Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory business of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC
(LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.


For the 2000 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.70% of average daily net assets of the Fund.


Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

DANIEL K. CANTOR, a senior vice president of Colonial and Stein Roe, has co-managed the Fund since August, 2000. He joined Stein Roe in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995.



JEFFREY KINZEL, a senior vice president of Colonial and Stein Roe, has co-managed the Fund since August, 2000. He joined Stein Roe in 1991 and has served as a senior equity analyst and core portfolio team member in addition to his portfolio management responsibilities.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


THE FUND
--------------------------------------------------------------------------------


                                                                             Year ended October 31,
                                                        2000                         1999                          1998
                                            Class A   Class B   Class C   Class A   Class B   Class C   Class A   Class B   Class C
 Net asset value --
 Beginning of period ($)                     21.930    21.100    21.590    20.170    19.570    20.000    20.430    20.020    20.410
------------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income (loss) (a)             0.028    (0.131)   (0.137)   (0.031)   (0.187)   (0.191)   (0.047)   (0.199)   (0.201)
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)      4.833     4.622     4.728     2.511     2.437     2.501     1.637     1.599     1.641
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations             4.861     4.491     4.591     2.480     2.250     2.310     1.590     1.400     1.440
------------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):
 From net realized gains                     (2.271)   (2.271)   (2.271)   (0.720)   (0.720)   (0.720)   (1.850)   (1.850)   (1.850)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value --                          24.520    23.320    23.910    21.930    21.100    21.590    20.170    19.570    20.000
 End of period ($)
------------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (b)                         24.15     23.26     23.20     12.48     11.66     11.71     7.95      7.10      7.17
------------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses (c)                                  1.27      2.02      2.02      1.32      2.07      2.07      1.32      2.07      2.07
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss) (c)              0.13     (0.62)    (0.62)    (0.14)    (0.89)    (0.89)    (0.23)    (0.98)    (0.98)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover (%)                          58        58        58        67        67        67        32        32        32
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)      425,993   309,665    26,909   398,255   313,791    21,533   373,092   295,025    12,519






(a) Per share data was calculated using average shares outstanding during the period.






(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.






(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


THE FUND
--------------------------------------------------------------------------------

                                                                                    Year ended October 31,
                                                                               1997                               1996
                                                                 Class A      Class B     Class C(a)      Class A      Class B
 Net asset value --
 Beginning of period ($)                                         18.040       17.840       19.860          16.140       16.040
------------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income (loss) (b)                                (0.002)      (0.135)      (0.053)          0.043       (0.081)
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain                                 4.575        4.498       0.603(c)         3.162        3.129
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                 4.573        4.363        0.550           3.205        3.048
------------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):
 From net investment income                                        ----         ----         ----          (0.042)      (0.005)
------------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment income                                ----         ----         ----          (0.023)      (0.003)
------------------------------------------------------------------------------------------------------------------------------------
 From net realized gains                                         (2.183)      (2.183)        ----          (1.240)      (1.240)
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to
 Shareholders                                                    (2.183)      (2.183)       -----          (1.305)      (1.248)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                               20.430       20.020       20.410          18.040       17.840
------------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (d)                                             28.29        27.33         2.77(f)        21.28        20.31
------------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses (e)                                                      1.03         1.78         1.81(g)         1.17         1.92
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss) (e)                                 (0.01)       (0.76)       (1.05)(g)        0.25        (0.50)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover (%)                                              63           63           63             100          100
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)                          340,479      192,161          558         255,911      128,283
------------------------------------------------------------------------------------------------------------------------------------


(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.



(b) Per share data was calculated using average shares outstanding during the period.



(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.



(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.



(f) Not annualized.



(g) Annualized.

NOTES
-------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust III (formerly Colonial Trust III): 811-881


- Liberty Select Value Fund (formerly Colonial Select Value Fund)



--------------------------------------------------------------------------------

                              [LIBERTY FUNDS LETTERHEAD]

LIBERTY SELECT VALUE FUND  PROSPECTUS, MARCH 1, 2001
--------------------------------------------------------------------------------



CLASS Z SHARES


Advised by Colonial Management Associates, Inc.


Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS


THE FUND                                                                      2
-------------------------------------------------------------------------------

Investment Goal ............................................................  2

Principal Investment Strategies.............................................  2

Principal Investment Risks..................................................  2

Performance History.........................................................  3

Your Expenses...............................................................  4

YOUR ACCOUNT                                                                  5
-------------------------------------------------------------------------------

How to Buy Shares...........................................................  5

Eligible Investors.......................................................... xx

Sales Charges...............................................................  6

How to Exchange Shares......................................................  6

How to Sell Shares..........................................................  6

Fund Policy on Trading of Fund Shares....................................... xx

Other Information About Your Account........................................  8

MANAGING THE FUND                                                            10
-------------------------------------------------------------------------------

Investment Advisor.......................................................... 10

Portfolio Managers.......................................................... 10

FINANCIAL HIGHLIGHTS                                                         11
-------------------------------------------------------------------------------




----------------------------
NOT FDIC   MAY LOSE VALUE
           -----------------
INSURED    NO BANK GUARANTEE
----------------------------

THE FUND
-------------------------------------------------------------------------------
UNDERSTANDING VALUE INVESTING

In managing the Fund, the advisor uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The advisor buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. The advisor's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analyses.


INVESTMENT GOAL
-------------------------------------------------------------------------------
The Fund seeks long-term growth.


PRINCIPAL INVESTMENT STRATEGIES

-------------------------------------------------------------------------------
The Fund invests, under normal market conditions, primarily in middle capitalization stocks. Middle capitalization stocks are stocks with market capitalizations between $400 million and the largest stock in the Russell Mid Cap Index at the time of purchase. In addition, any stock that is a member of the S&P Midcap 400 Index is considered a middle capitalization stock.



At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE FUND



PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------



The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.



Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.



Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in the advisor's opinion. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

THE FUND


Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stocks.



An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND


UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since it commenced operations. They include the effects of Fund expenses.



AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.



The Fund's returns are compared to the Standard & Poor's Midcap 400 Index (S&P 400 Index), an unmanaged index that tracks the performance of middle-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.



PERFORMANCE HISTORY
-------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.



CALENDAR YEAR TOTAL RETURNS (CLASS Z) (1)
-------------------------------------------------------------------------------


[BAR CHART]


1991                                                                    34.09%
1992                                                                    11.00%
1993                                                                     9.99%
1994                                                                    -2.66%
1995                                                                    38.00%
1996                                                                    20.47%
1997                                                                    33.20%
1998                                                                    14.36%
1999                                                                     9.29%
2000                                                                    15.81%


For period in bar chart:

Best quarter: 1st quarter 1991, +20.19%


Worst quarter: 3rd quarter 1998, -15.64%



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------



                                        1 YEAR         5 YEARS       10 YEARS
-------------------------------------------------------------------------------
Class Z (%)                              15.81        18.36(1)       17.71(1)
-------------------------------------------------------------------------------
S&P 400 Index (%)                        17.50          20.41          19.86
-------------------------------------------------------------------------------







(1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. Class A share returns are not restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be higher, since Class Z shares are not subject to sales charges or service fees. Class A shares were initially offered on July 21, 1949, and Class Z shares were initially offered on January 11, 1999.

THE FUND


UNDERSTANDING EXPENSES





ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:


- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same





- Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
-------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------


                                                                         CLASS Z
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                   0.00
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)                             0.00
-------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                                            (4)



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------


                                                                         CLASS Z
Management fee (%)                                                        0.70
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                 0.00
-------------------------------------------------------------------------------
Other expenses (%)                                                        0.33
-------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                  1.03



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-------------------------------------------------------------------------------


        1 YEAR                3 YEARS              5 Years             10 Years
         $105                  $327                 $567                $1,257



(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4)      There is a $7.50 charge for wiring sale proceeds to your bank.

YOUR ACCOUNT
-------------------------------------------------------------------------------





HOW TO BUY SHARES
-------------------------------------------------------------------------------


Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
-------------------------------------------------------------------------------


METHOD                    INSTRUCTIONS
Through your              Your financial advisor can help you establish your
financial advisor         account and buy Fund shares on your behalf. Your
                          financial advisor may charge you fees for executing
                          the purchase for you.
-------------------------------------------------------------------------------
By check                  For new accounts, send a completed application and
(new account)             check made payable to the Fund to the transfer agent,
                          Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                          MA 02105-1722.
-------------------------------------------------------------------------------
By check                  For existing accounts, fill out and return the
(existing account)        additional investment stub included in your quarterly
                          statement, or send a letter of instruction including
                          your Fund name and account number with a check made
                          payable to the Fund to Liberty Funds Services, Inc.,
                          P.O. Box 1722, Boston, MA 02105-1722.
 -------------------------------------------------------------------------------
By exchange               You or your financial advisor may acquire shares by
                          exchanging shares you own in one fund for shares of
                          the same class or Class A of the Fund at no
                          additional cost. There may be an additional charge if
                          exchanging from a money market fund. To exchange by
                          telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By wire                   You may purchase shares by wiring money from your
                          bank account to your fund account. To wire funds to
                          your fund account, call 1-800-422-3737 to obtain a
                          control number and the wiring instructions.
-------------------------------------------------------------------------------
By electronic funds       You may purchase shares by electronically
transfer                  transferring money from your bank account to your
                          fund account by calling 1-800-422-3737. Electronic
                          funds transfers may take up to two business days to
                          settle and be considered in "good form." You must set
                          up this feature prior to your telephone request. Be
                          sure to complete the appropriate section of the
                          application.
-------------------------------------------------------------------------------
Automatic                 You may make monthly or quarterly investments
investment plan           automatically from your bank account to your fund
                          account. You can select a pre-authorized amount to be
                          sent via electronic funds transfer. Be sure to
                          complete the appropriate section of the application
                          for this feature.
-------------------------------------------------------------------------------
By dividend               You may automatically invest dividends distributed by
diversification           one fund into the same class of shares of the Fund at
                          no additional sales charge. To invest your dividends
                          in another fund, call 1-800-345-6611.


YOUR ACCOUNT



ELIGIBLE INVESTORS
-------------------------------------------------------------------------------



Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:



$1,000 minimum initial investment



- any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc., the Fund's distributor;



- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and



- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any fund distributed by Liberty Funds Distributor, Inc.



$100,000 minimum initial investment



- clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;



- any insurance company, trust company or bank purchasing shares for its own account;



-        any endowment, investment company or foundation; and



- clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.



No minimum initial investment



- a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer;



- any person investing all or part of the proceeds of a distribution, roll over or transfer of assets into a Liberty IRA, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or roll over.

YOUR ACCOUNT



The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT


CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


SALES CHARGES
-------------------------------------------------------------------------------


Your purchases of Class Z shares are at net asset value, which is the value of a Fund share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.


HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------


You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
-------------------------------------------------------------------------------


METHOD                    INSTRUCTIONS
Through your              You may call your financial advisor to place your
financial advisor         sell order. To receive the current trading day's
                          price, your financial advisor firm must receive your
                          request prior to the close of the NYSE, usually 4:00
                          p.m. Eastern time.

By exchange               You or your financial advisor may sell shares by
                          exchanging from the Fund into Class Z shares or Class
                          A shares of another fund at no additional cost. To
                          exchange by telephone, call 1-800-422-3737.

By telephone              You or your financial advisor may sell shares by
                          telephone and request that a check be sent to your
                          address of record by calling 1-800-422-3737, unless
                          you have notified the Fund of an address change
                          within the previous 30 days. The dollar limit for
                          telephone sales is $100,000 in a 30-day period. You
                          do not need to set up this feature in advance of your
                          call. Certain restrictions apply to retirement
                          accounts. For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.
                          All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                          Mail your letter of instruction to Liberty Funds Services,
                          Inc., P.O. Box 1722, Boston, MA 02105-1722.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic             You may automatically sell a specified dollar amount
withdrawal plan           or percentage of your account on a monthly, quarterly
                          or semi-annual basis and have the proceeds sent to
                          you if your account balance is at least $5,000. All
                          dividend and capital gains distributions must be
                          reinvested. Be sure to complete the appropriate
                          section of the account application for this feature.

By electronic             You may sell shares and request that the proceeds be
funds transfer            electronically transferred to your bank. Proceeds may
                          take up to two business days to be received by your
                          bank. You must set up this feature prior to your
                          request. Be sure to complete the appropriate section
                          of the account application for this feature.

YOUR ACCOUNT



FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------------------------------------------------



The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.



OTHER INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

YOUR ACCOUNT


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.



TYPES OF DISTRIBUTIONS
-------------------------------------------------------------------------------


Dividend              Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
-------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.



DISTRIBUTION OPTIONS The Fund distributes dividends semi-annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.



If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS
-------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-------------------------------------------------------------------------------

Receive dividends in cash (see options below) and reinvest capital gains
-------------------------------------------------------------------------------



Receive all distributions in cash (with one of the following options):



- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer



Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

YOUR ACCOUNT


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND


INVESTMENT ADVISOR
-------------------------------------------------------------------------------


Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111-2621, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of January 31, 2001, Colonial managed over $14 billion in assets.



Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.



For the 2000 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.70% of average daily net assets of the Fund.


Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGERS
-------------------------------------------------------------------------------


DANIEL K. CANTOR, a senior vice president of Colonial and Stein Roe, has co-managed the Fund since August, 2000. He joined Stein Roe in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995.



JEFFREY KINZEL, a senior vice president of Colonial and Stein Roe, has co-managed the Fund since August, 2000. He joined Stein Roe in 1991 and has served as a senior equity analyst and core portfolio team member in addition to his portfolio management responsibilities.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.



THE FUND
-------------------------------------------------------------------------------


                                                 Year ended       Period ended
                                                 October 31,      October 31,
                                                     2000             1999

                                                   Class Z         Class Z (a)
Net asset value --
Beginning of period ($)                            21.960            21.970
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss) (b)                    0.083             0.017
-------------------------------------------------------------------------------
Net realized and unrealized gain (loss)             4.858            (0.027)(c)
-------------------------------------------------------------------------------
Total from Investment Operations                    4.941            (0.010)
-------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):

From net realized gains                            (2.271)               --
-------------------------------------------------------------------------------
Net asset value --
End of period ($)                                  24.630            21.960
-------------------------------------------------------------------------------
Total return (%) (d)                                24.51             (0.05)(e)
-------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS (%):

Expenses (f)                                         1.03              1.00(g)
-------------------------------------------------------------------------------
Net investment income (loss) (f)                     0.37              0.10(g)
-------------------------------------------------------------------------------
Portfolio turnover (%)                                 58                67
-------------------------------------------------------------------------------
Net assets at end of period (000) ($)               1,248               674




(a) Class Z shares were initially offered on January 11, 1999. Per share data reflects activity from that date.



(b) Per share data was calculated using average shares outstanding during the period.


(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)      Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g)      Annualized.

NOTES
--------------------------------------------------------------------------------

FOR MORE INFORMATION
-------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust III (formerly Colonial Trust III): 811-881


- Liberty Select Value Fund (formerly Colonial Select Value Fund)



[LIBERTY FUNDS LETTERHEAD]


[Job Code]

LIBERTY
SELECT VALUE FUND

                                      Class S Shares



                                      photo of abacus


================================================================================
       LIBERTY SELECT VALUE FUND
================================================================================

PROSPECTUS
March 1, 2001

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

logo: Liberty Funds

 1     THE FUND

 9     FINANCIAL HIGHLIGHTS

11     YOUR ACCOUNT
             Purchasing Shares
             Opening an Account
             Determining Share Price
             Selling Shares
             Exchanging Shares
             Fund Policy on Trading of Fund Shares
             Reporting to Shareholders
             Dividends and Distributions

26     THE FUND'S MANAGEMENT
             Investment Advisor
             Portfolio Managers



              Please keep this prospectus as your reference manual.

THE FUND
Investment Goal  The Fund seeks long-term growth.


Principal Investment Strategies The Fund invests, under normal market conditions, primarily in middle capitalization stocks. Middle capitalization stocks are stocks with market capitalizations between $400 million and the largest stock in the Russell Mid Cap Index at the time of purchase. In addition, any stock that is a member of the S&P Midcap 400 Index is considered a middle capitalization stock.


                  At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

The Fund

sidebar text:
================================================================================


UNDERSTANDING VALUE INVESTING
  In managing the Fund, the advisor uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The advisor buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospectus. The advisor's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analyses.




                  In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

                                    The Fund



Principal Investment Risks The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


                  Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk

                                    The Fund



                  means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.


                  Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks

                                    The Fund



                  to be out of favor and undervalued in the advisor's opinion. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.


                  Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stocks.

                  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                  Who Should Invest in the Fund?
                  You may want to invest in the Fund if you:

                  o  want a fund that emphasizes midcap companies

                  o want a fund that typically invests in companies with value characteristics

                  o are a long term investor

                  The Fund is not appropriate for investors who:

                  o want to avoid the risk and volatility associated with stock market investing

                  o  are saving for a short-term investment

                  o  need regular current income

       The Fund


Fund Performance The following charts show the performance of the
                  Fund's Class A shares, the oldest existing fund class, for the past 10 calendar years, excluding sales charges, through Dec. 31, 2000. The returns include the effect of Fund expenses and reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.


                  Year-by-Year Total Returns
                  Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.


================================================================================
                                    YEAR-BY-YEAR TOTAL RETURNS(a)
                  Select Value Fund


                  year                   return in %


                  1991                   34.09
                  1992                   11.00
                  1993                   9.93
                  1994                   -2.66
                  1995                   38.00
                  1996                   20.47
                  1997                   33.20
                  1998                   14.36
                  1999                   9.11
                  2000                   15.47

For period shown on the chart above:
Best quarter: 1st quarter 1991, +20.19%

Worst quarter: 3rd quarter 1998, -15.64%

The Fund
                  Average Annual Total Returns
                  Average annual total returns are a measure the Fund's performance over time. The average annual total returns show how the Fund's Class A shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. We compare the Fund's returns with returns for the Standard & Poor's Midcap 400 Index (S&P 400 Index).

                  We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.


================================================================================
                  AVERAGE ANNUAL TOTAL RETURNS(a)
                                             Periods ending Dec. 31, 2000
--------------------------------------------------------------------------------

                                               1 yr      5 yr   10 yr
--------------------------------------------------------------------------------


 Class A Shares                                8.83%   16.86%    16.96%
 S&P 400 Index (b)                            17.50%   20.41%    19.86%


(a) Because Class S shares have not completed a full calendar year, the bar chart and average annual total returns shown are for Class A shares, the oldest existing fund class. Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower.

(b) The S&P 400 Index is an unmanaged index that tracks the performance of middle-capitalization U.S. stocks. It is not available for direct investment.


Your Expenses This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(b) However, you pay various other indirect expenses because the Fund

The Fund
pays fees and other expenses that reduce your
                  investment return.


================================================================================
 ESTIMATED ANNUAL FUND OPERATING EXPENSES(b)
(expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------

 Management fees                                                  0.70%

 Distribution (12b-1) fees                                        None

 Other expenses (c)                                               0.33%

 Total annual fund operating expenses                             1.03%



(b) There is a $7.00 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

(c) "Other expenses" are estimated based on the annual operating expenses of the Fund's Class A shares.


Expense Example This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:


                  o  $10,000 initial investment

                  o  5% total return each year

                  o the Fund's operating expenses remain constant as a percent of net assets


                  o  reinvestment of all dividends and distributions

                  Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:


================================================================================
                  EXPENSE EXAMPLE

                              1 yr       3 yrs       5 yrs     10 yrs
--------------------------------------------------------------------------------



                              $105        $327        $567     $1,257

FINANCIAL HIGHLIGHTS

                  The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the last five fiscal years. The Fund's fiscal year runs from November 1 to October 31. The total returns in the tables represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the tables has been derived from the Fund's financial statements and reflects the financial results for a single Fund share. PricewaterhouseCoopers LLP, independent accountants, audits this information and issues a report that appears in the Fund's annual report along with the financial statements. Because Class S shares were not available until February 12, 2001, information is shown for the Fund's Class A shares, the Fund's oldest existing share class, and reflects Class A share expenses. To request the annual report, please call 800-338-2550.

                              FINANCIAL HIGHLIGHTS
The Fund


================================================================================
 PER SHARE DATA



                                      For years ending October 31,
--------------------------------------------------------------------------------
                                      2000     1999     1998     1997    1996
                                    Class A  Class A  Class A  Class A Class A
--------------------------------------------------------------------------------

 Net asset value,
 beginning of period                $21.930  $20.170  $20.430  $18.040  $16.140

 Income from investment
 operations
 Net investment income(loss)(a)       0.028   (0.031) (0.047)  (0.002)    0.043
 Net realized and unrealized
 gain (loss) on investments
 and futures transactions             4.833    2.511   1.637    4.575     3.162
 Total income from
 investment operations                4.861    2.480   1.590    4.573     3.205

 Less Distributions
 Declared to Shareholders
 Net investment income                 --      --       --      --       (0.042)
 In excess of net
 investment income                     --      --       --      --       (0.023)
 From net realized gains             (2.271)  (0.720) (1.850)   (2.183)  (1.240)
 Total Distributions
 declared to Shareholders            (2.271)  (0.720) (1.850)   (2.183)  (1.305)
 Net asset value,
 end of period                      $24.520  $21.930 $20.170   $20.430  $18.040

--------------------------------------------------------------------------------
 Total return(c)                      24.15%   12.48%   7.95%    28.29%   21.28%
================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period
 (000's)                           $425,993 $398,255 $373,092 $340,479 $255,911
 Ratio of net expenses to average
 net assets(b)                         1.27%    1.32%   1.32%     1.03%    1.17%
 Ratio of net investment income
 (loss) to average net assets(b)       0.13%  (0.14)% (0.23)%   (0.01)%    0.25%
 Portfolio turnover rate                 58%      67%     32%       63%     100%



(a) Per share data was calculated using the average shares outstanding during the period.

(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(c) Total return at net asset value assuming all distributions reinvested and no initials sales charge or contingent deferred sales charge.

YOUR ACCOUNT

Purchasing Shares You will not pay a sales charge when you purchase Class
                  S shares. Your purchases are made at the net asset value next determined after the Fund receives your check, wire transfer or electronic transfer. If a Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange (NYSE)--usually 4 p.m. Eastern time--your purchase is effective on the next business day.


                  Class S shares of Liberty Select Value Fund are not available for purchase by new investors except for purchases by eligible investors as described below. Class S shares are no-load shares carrying no sales charge or 12b-1 fee. If you own Class S shares of the Fund, you may continue to purchase additional Class S shares for your account or you may open another Class S share account with the Fund. In addition, you may open a new Class S shares account if:


                  o as of February 12, 2001, you are a shareholder of any other Stein Roe Fund, having purchased shares directly from Stein Roe, and you are opening a new account by exchange or by dividend reinvestment;

                  o  you are a client of Stein Roe;

YOUR ACCOUNT

                  o you purchase shares (i) under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company or other intermediary or (ii) from certain financial advisors who charge a fee for services and who, as of the Acquisition Date of Stein Roe Disciplined Stock Fund, held shares of the Fund for its clients; or

                  o you purchase shares for an employee benefit plan whose records are maintained by a trust company or plan administrator under an investment program as of February 12, 2001.

                  If you have questions about your eligibility to purchase shares of the Fund, please call 800-338-2550.





                  page 12.

YOUR ACCOUNT
                  Purchases through Third Parties
                  If you purchase Fund shares through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no charges or limitations if you purchase shares directly from the Fund, except those fees described in this prospectus.


                  If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

YOUR ACCOUNT

                  Conditions of Purchase
                  An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors. The Fund may waive or lower its investment minimums for any reason. If you participate in the Stein Roe CounselorSM program, the minimum initial investment is determined by this program.

YOUR ACCOUNT

================================================================================
                  ACCOUNT MINIMUMS

                                     Minimum To     Minimum     Minimum
 Type of Account                Open an Account    Addition     Balance
--------------------------------------------------------------------------------



 Regular                                 $2,500        $100      $1,000

 Custodial (UGMA/UTMA)                   $1,000        $100      $1,000

 Automatic Investment Plan               $1,000         $50          --

 Roth and Traditional IRA                  $500         $50        $500

 Educational IRA                           $500         $50*       $500


*Maximum $500 contribution per calendar year per child.

YOUR ACCOUNT
OPENING AN ACCOUNT




================================================================================
                  OPENING OR ADDING TO AN ACCOUNT

                                                                                BY ELECTRONIC
                  BY MAIL                   BY WIRE                             FUNDS TRANSFER              BY EXCHANGE
------------------------------------------------------------------------------------------------------------------------------------



OPENING           Complete the application. Mail your application to the        You cannot open a new       By mail, phone, or
AN ACCOUNT        Make check payable to     address listed on the left, then    account via electronic      automatically be sure
                  the Fund.                 call 800-338-2550 to obtain an      transfer.                   to elect the Automatic
                                            account number. Include your                                    Exchange Privilege on
                  Mail application and      Social Security Number. To wire                                 your application).
                   check to:                funds, use the instructions
                   Liberty Funds            below.
                   Services Inc.
                   P.O. Box 8900
                   Boston, MA 02205

ADDING TO         Make check payable to     Wire funds to:                      Call 800-338-2550 to make   By mail, phone, or
AN ACCOUNT        the Fund. Be sure to                                          your purchase. To set up    automatically (be sure
                  write your account        o BankBoston                        prescheduled purchases, be  to elect the Automatic
                  number on the check.        ABA: 011000390                    sure to elect the Automatic Exchange Privilege on
                                              Attn: LFS,                        Investment Plan (Stein Roe  your application).
                  Fill out investment slip    Account No. 98227776              Asset(SM) Builder) option
                  (stub from your statement   Fund No. 329;                     on your application.
                  or confirmation) or         Liberty Select Value Fund
                  include a note
                  indicating the amount of  o Your name (exactly as in
                  your purchase, your         the registration).
                  account number, and the
                  name in which your.       o Fund account number.
                  account is registered.

                  Mail check with investment
                  slip or note to the
                  address above



                  THROUGH AN INTERMEDIARY
--------------------------------------------------------------------------------



OPENING           Contact your financial professional.
AN ACCOUNT

ADDING TO         Contact your financial professional.
AN ACCOUNT


All checks must be made payable in U.S. dollars and drawn on U.S. banks. Money orders and third-party checks will not be accepted.




pages 16 & 17

YOUR ACCOUNT
Determining Share Price The Fund's Class S share price is its net asset value next determined. Net asset value is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the NYSE--normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.


                  The Fund determines its net asset value for its Class S shares by dividing total net assets attributable to Class S shares by the number of Class S shares outstanding. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day.


                  We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

YOUR ACCOUNT
Selling Shares You may sell your shares any day the Fund is open for business. Please follow the instructions below.


================================================================================
                  SELLING SHARES

BY MAIL: Send a letter of instruction, in English, including your account number and the dollar value or number of shares you wish to sell. Sign the request exactly as the account is registered. Be sure to include a signature guarantee. All supporting legal documents as required from executors, trustees, administrators, or others acting on accounts not registered in their names, must accompany the request. We will mail the check to your registered address.

BY PHONE:  You may sell your shares by telephone and request that a check be sent to your address of record by calling 800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone redemptions is $100,000 in a 30-day period. This feature is automatically added to your account unless you decline it on your application.

BY WIRE: Fill out the appropriate areas of the account application for this feature. Proceeds of $1,000 or more ($100,000 maximum) may be wired to your predesignated bank account. Call 800-338-2550 to give instructions to Stein Roe. There is a $7 charge for wiring redemption proceeds to your bank.

BY         Fill out the appropriate areas of the account application
ELECTRONIC for this feature. To request an electronic transfer (not less than
TRANSFER:  $50; not more than $100,000), call 800-338-2550. We will transfer your sale proceeds electronically to your bank. The bank must be a member of the Automated Clearing House.

BY         Call 800-338-2550 to exchange any portion of your Fund
EXCHANGE:  shares for other Class S shares or shares in any other Stein Roe no-load fund.



By         Fill out the appropriate areas of the account application
Automatic  for this feature. Redeem a fixed amount on a regular basis (not less
Exchange:  than $50 per month; not more than $100,000) from the Fund for investment in other Class S shares or in another Stein Roe no-load fund.

YOUR ACCOUNT
                  What You Need to Know When Selling Shares Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 800-338-2550 before submitting your order.


                  The Fund redeems shares at the net asset value next determined after an order has been accepted. We mail proceeds within seven days after the sale. The Fund normally pays wire redemption or electronic transfer proceeds on the next business day.


                  We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.


                  We use procedures reasonably designed to confirm that telephone instructions are genuine. These may include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt

YOUR ACCOUNT

                  written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.


                  If the amount you redeem is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund's assets, the Fund may pay the redemption "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.


                  Involuntary Redemption
                  If your account value falls below $1,000, the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens. If your account falls below $10, the Fund may redeem your shares without notice to you.


                  Low Balance Fee
                  Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2) Stein Roe IRAs; (3) other Stein page 21.

YOUR ACCOUNT

                  Roe prototype retirement plans; (4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. The Fund can waive the fee, at its discretion, in the event of significant market corrections.


Exchanging Shares  You may exchange Fund shares for shares of
                  Class S shares or other Stein Roe no-load funds. Call 800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.


                  The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.


                  An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.


                  We may change, suspend or eliminate the exchange service after notification to you.


                  Generally, we limit you to four telephone exchange "roundtrips" per year. A roundtrip is an exchange out of a

YOUR ACCOUNT

                  Fund into other Class S shares or another Stein Roe no-load fund and then back to that Fund.

Fund Policy on Trading of Fund Shares The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


Reporting to Shareholders To reduce the volume of mail you receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.


Dividends and Distributions The Fund declares dividends semiannually and any capital gains (including short- term capital gains) at least annually.




page 23.

YOUR ACCOUNT

                  A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.


                  A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.


                  When the Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of that Fund unless you elect on the account application to have distributions paid by check.


                  If you elect to receive distributions by check and a distribution check is returned to a Fund as undeliverable, or if you do not present a distribution check for payment within six months, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of that Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.





                  sidebar text:

================================================================================

OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION PROCEEDS:

o by check

o by electronic transfer into your bank account

o a purchase of shares of another Stein Roe fund

o a purchase of shares in a Stein Roe fund account of another person

YOUR ACCOUNT

                  Tax Consequences
                  You are subject to federal income tax on both dividends and capital gains distributions whether you elect to receive them in cash or reinvest them in additional Fund shares. If a Fund declares a distribution in December, but does not pay it until after December 31, you will be taxed as if the distribution were paid in December. Stein Roe will process your distributions and send you a statement for tax purposes each year showing the source of distributions for the preceding year.


================================================================================
  TRANSACTION                           TAX STATUS

  Income dividend                       Ordinary income

  Short-term capital gain distribution  Ordinary income

  Long-term capital gain distribution   Capital gain

  Sale of shares owned one year         Gain is ordinary income; loss is
  or less                               subject to special rules

  Sale of shares owned more than        Capital gain or loss
  one year
 ===============================================================================



                  In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging Fund shares. Such transactions may be subject to federal income tax.


                  This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in the Fund.

THE FUND'S MANAGEMENT

Investment Advisor Colonial Management Associates, Inc. (Colonial), One
                  Financial Center, Boston, Massachusetts 02111-2621, manages the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of January 31, 2001, Colonial managed over $14 billion in assets. For the 2000 fiscal year, the Fund paid aggregate fees of 0.70% of average net assets to Colonial.


                  Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory business of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.

THE FUND'S MANAGEMENT



Portfolio Managers Daniel K. Cantor, a senior vice president of Colonial and Stein Roe, has co-managed the Fund since August, 2000. He joined Stein Roe in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995.


                  Jeffery Kinzel, senior vice president of Colonial and Stein Roe, has co-managed the Fund since August, 2000. He joined Stein Roe in 1991 and has served as a senior equity analyst and core portfolio team member in addition to his portfolio management responsibilities.

Notes

Notes

FOR MORE INFORMATION

                  You can obtain more information about the Fund's investments in their semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.


                  You may wish to read the Fund's SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.



================================================================================
                             LIBERTY SELECT VALUE FUND

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One South Wacker Drive
Suite 3200
Chicago, IL 60606
800-338-2550

www.steinroe.com


Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington, DC 20549-6009.

Investment Company Act file number:
Liberty Funds Trust III: 811-881
o Liberty Select Value Fund



LIBERTY FUNDS DISTRIBUTOR, INC.
719-01/073F-0201

THE LIBERTY FUND
--------------------------------------------------------------------------------

PROSPECTUS, MARCH 1, 2001



CLASS A, B AND C SHARES

Advised by Colonial Management Associates, Inc.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

THE FUND                                                                      2
-------------------------------------------------------------------------------
Investment Goals...........................................................   2
Principal Investment Strategies...........................................    2
Principal Investment Risks................................................    2
Performance History.......................................................    4
Your Expenses.............................................................    5


YOUR ACCOUNT .............................................................    6
-------------------------------------------------------------------------------
How to Buy Shares.........................................................    6
Sales Charges.............................................................    7
How to Exchange Shares....................................................   10
How to Sell Shares........................................................   10
Fund Policy on Trading of Fund Shares.....................................   11
Distribution and Service Fees.............................................   11
Other Information About Your Account......................................   12

MANAGING THE FUND                                                            14
-------------------------------------------------------------------------------

Investment Advisor........................................................   14
Portfolio Managers........................................................   14

OTHER INVESTMENT STRATEGIES AND RISKS                                        15
-------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS                                                         16
-------------------------------------------------------------------------------



-----------------------------
Not FDIC    May Lose Value
            -----------------
Insured     No Bank Guarantee
-----------------------------

THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks primarily income and capital growth and, secondarily, capital preservation.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The Fund invests in both stocks and bonds. The Fund's investment advisor adjusts the Fund's allocation of stocks and bonds based on the advisor's assessment of the relative risk and expected performance of the stock and bond markets. Under normal market conditions, at least 25% of the Fund's assets will be invested in bonds or other fixed income securities.

Stocks
In selecting stocks for the Fund, the advisor uses an investment strategy that focuses on buying stocks with attractive values relative to other stocks within their industries. This relative values approach allows the Fund to remain diversified across a variety of industries. The advisor's strategy uses fact-based quantitative analysis supported by fundamental research.

Bonds
In selecting bonds for the Fund, the advisor invests primarily in U.S. government securities and investment grade securities. The U.S. government securities may consist of U.S. Treasuries and mortgage-backed securities issued or guaranteed by the U.S. government, its agents or instrumentalities. The Fund's investment grade securities may consist of mortgage- or asset-backed securities issued by a private entity or corporate bonds.

THE FUND



Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."




PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

THE FUND



The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.





Management risk means that the investment advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.


Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.



Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.



Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in the advisor's opinion. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

THE FUND



An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND

UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



AVERAGE ANNUAL TOTAL RETURNS ARE a measure of the Fund's performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows each class's returns with sales charges.



The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks. Previously the Fund's returns were compared to the Russell 1000 Index (Russell Index), an unmanaged index that tracks the performance of large capitalization stocks traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. The Fund's advisor believes that the S&P 500 Index is more representative of the Fund's investment philosophy and should create more meaningful performance comparisons. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's returns are also compared to the average return of the Lehman Brothers Aggregate Bond Index (Lehman Index). The Lehman Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.



CALENDAR YEAR TOTAL RETURNS (CLASS A)
--------------------------------------------------------------------------------

[BAR CHART]

Year
1991               26.13%
1992               12.96%
1993               14.46%
1994               -2.10%
1995               28.60%
1996               16.77%
1997               26.05%
1998               13.13%
1999                8.70%
2000               -1.11%

For period shown in bar chart:

Best quarter: 2nd quarter 1997, +15.60%


Worst quarter: 3rd quarter 1998, -7.52%





AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------


                                            1 YEAR         5 YEARS         10 YEARS
Class A (%)                                 -6.80          11.02            13.22
------------------------------------------------------------------------------------
Class B (%)                                 -6.21          11.25            13.13(1)
------------------------------------------------------------------------------------
Class C (%)                                 -2.84          11.76(1)         13.60(1)
------------------------------------------------------------------------------------
S&P 500 Index (%)                           -9.10          18.33(1)         17.44(1)
------------------------------------------------------------------------------------
Russell Index (%)                           -7.79          18.16(1)         17.67(1)
------------------------------------------------------------------------------------
Lehman Index (%)                            11.63           6.46(1)          7.96(1)
------------------------------------------------------------------------------------

THE FUND

 (1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on April 30, 1982, Class B shares were initially offered on May 5, 1992, and Class C shares were initially offered on August 1, 1997.

THE FUND

UNDERSTANDING EXPENSES


SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

-        $10,000 initial investment

-        5% total return for each year

-        Fund operating expenses remain the same

-        Assumes reinvestment of all dividends and distributions


-        Assumes Class B shares convert to Class A shares after eight years.


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(2)(PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                        CLASS A   CLASS B    CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                  5.75       0.00       0.00
------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)           1.00(3)     5.00       1.00
------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                           (4)       (4)        (4)



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                     CLASS A     CLASS B     CLASS C
Management fee (%)                                     0.53        0.53        0.53
------------------------------------------------------------------------------------
Distribution and service (12b-1) fees(5)(%)            0.24        0.99        0.99
------------------------------------------------------------------------------------
Other expenses (%)                                     0.29        0.29        0.29
------------------------------------------------------------------------------------
Total annual fund operating expenses (%)               1.06        1.81        1.81



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------


CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS
Class A                                    $677        $893       $1,126     $1,795
------------------------------------------------------------------------------------
Class B: did not sell your shares          $184        $570        $980      $1,930

         sold all your shares at
         the end of the period             $684        $870       $1,180     $1,930
------------------------------------------------------------------------------------
Class C: did not sell your shares          $184        $570        $980      $2,127

         sold all your shares at
         the end of the period             $284        $570        $980      $2,127



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.


(4)  There is a $7.50 charge for wiring sale proceeds to your bank.



(5) The annual service fee portion of the 12b-1 fee may equal up to 0.15% on net assets attributable to shares issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee that is a blend between the 0.15% and 0.25% rates.

                                  YOUR ACCOUNT
--------------------------------------------------------------------------------


INVESTMENT MINIMUMS



Initial Investment................  $1,000
Subsequent Investments............  $   50
Automatic Investment Plan*........  $   50
Retirement Plans*.................  $   25



*    The initial investment minimum of $1,000 is waived on this plan.



The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.




HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


  OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------


METHOD                INSTRUCTIONS

Through your          Your financial advisor can help you establish your account and
financial advisor     buy Fund shares on your behalf.  Your financial advisor may charge you fees for executing the purchase for you.
------------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check made
(new account)         payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
------------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
------------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares
                      by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market
                      fund. To exchange by telephone, call 1-800-422-3737.
------------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your
                      bank account to your fund account. To wire funds to your
                      fund account, call 1-800-422-3737 to obtain a control
                      number and the wiring instructions.
------------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring money
transfer              from your bank account to your fund account by calling
                      1-800-422-3737. Electronic funds transfers may take up to
                      two business days to settle and be considered in "good
                      form." You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the application.
------------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments automatically
investment plan       from your bank account to your fund account.  You can select a pre-authorized amount to be sent via electronic funds
                      transfer. Be sure to complete the appropriate section of
                      the application for this feature.
------------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by one fund
diversification       into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in another fund, call
                      1-800-345-6611.

YOUR ACCOUNT


CHOOSING A SHARE CLASS


The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.


The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.




SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                               5.75           6.10          5.00
-------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
-------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
-------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
-------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
-------------------------------------------------------------------------------------
$1,000,000 or more                              0.00           0.00          0.00



Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:



PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                           COMMISSION %
First $3 million                                               1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                             0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                            0.50
--------------------------------------------------------------------------------
$25 million or more                                            0.25

YOUR ACCOUNT



The commission to financial advisors for Class A share purchases of $25 million on more is paid over 12 months but only to the extent the shares remain outstanding.

YOUR ACCOUNT




UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES


Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.



REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.


PURCHASES OF LESS THAN $250,000:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD

Through first year                                             5.00
-------------------------------------------------------------------------
Through second year                                            4.00
-------------------------------------------------------------------------
Through third year                                             3.00
-------------------------------------------------------------------------
Through fourth year                                            3.00
-------------------------------------------------------------------------
Through fifth year                                             2.00
-------------------------------------------------------------------------
Through sixth year                                             1.00
-------------------------------------------------------------------------
Longer than six years                                          0.00

Commission to financial advisors is 5.00%.
Automatic conversion to Class A shares is eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction

YOUR ACCOUNT



processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
-------------------------------------------------------------------------
Through second year                                            2.00
-------------------------------------------------------------------------
Through third year                                             1.00
-------------------------------------------------------------------------
Longer than three years                                        0.00

Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares is four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
-------------------------------------------------------------------------
Through second year                                            2.00
-------------------------------------------------------------------------
Through third year                                             1.00

Commission to financial advisors is 1.75%.
Automatic conversion to Class A shares is three years after purchase.


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with

YOUR ACCOUNT



the higher CDSC and longer holding period of the non-participating fund or financial advisor.


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.



CLASS C SALES CHARGES
--------------------------------------------------------------------------------

YEARS AFTER PURCHASE                              % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                             1.00
---------------------------------------------------------------------------------
Longer than one year                                           0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

YOUR ACCOUNT



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


  OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS

Through your          You may call your financial advisor to place your sell order.
financial advisor     To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of
                      another fund at no additional cost.
                      To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                      1-800-345-6611.
--------------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below.  In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call 1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be
                      wired to your bank. You must set up this feature prior to
                      your telephone request. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
--------------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if
                      your account balance is at least $5,000. This feature is
                      not available if you hold your shares in certificate form.
                      All dividend and capital gains distributions must be
                      reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

YOUR ACCOUNT




FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------



The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee is calculated by adding (1) 0.15% on net assets attributable to shares issued prior to April 1, 1989 and (2) 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fees payable by the Fund that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended October 31, 2000, the service fee was 0.24% of the Fund's average net assets. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four, or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

YOUR ACCOUNT




The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.




DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividend              Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.



If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------

Receive dividends in cash (see options below) and reinvest capital gains

--------------------------------------------------------------------------------

Receive all distributions in cash (with one of the following options):


-        send the check to your address of record

-        send the check to a third party address

-        transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

YOUR ACCOUNT


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

                               MANAGING THE FUND


--------------------------------------------------------------------------------
INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111-2621, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of January 31, 2001, Colonial managed over $14 billion in assets.


Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.


For the 2000 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.53% of average daily net assets of the Fund.


Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

MANAGING THE FUND


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

HARVEY B. HIRSCHHORN, CFA, a senior vice president of Colonial, is the lead portfolio manager of the Fund and has managed the Fund since August, 2000. Mr. Hirschhorn is an executive vice president and chief economist and investment strategist of Stein Roe & Farnham Incorporated (Stein Roe), an affiliate of Colonial, and has been affiliated with and has managed various other funds for Stein Roe since 1973.


The portfolio managers of the Fund's equity investments are as follows:


SCOTT SCHERMERHORN, a senior vice president of Colonial, has co-managed the Fund since August, 2000. Mr. Schermerhorn has managed various other funds at Colonial since October, 1998. Prior to joining Colonial, Mr. Schermerhorn was the head of the value team at Federated Investors from May, 1996 to October, 1998 where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond Fund as well as other institutional accounts. Prior to 1996, Mr. Schermerhorn was a member of the growth and income team at J&W Seligman.



RICHARD C. PETRINO, CFA, an assistant vice president of Colonial, has co-managed the Fund since August, 2000. Mr. Petrino has been a research associate, research analyst and an associate manager for other Colonial funds since 1994.








The portfolio managers of the Fund's fixed income investments are as follows:


MICHAEL T. KENNEDY, CFA, a senior vice president of Colonial, has co-managed the Fund since January, 2001. Mr. Kennedy is a senior vice president of Stein Roe and has been affiliated with and has managed various other funds for Stein Roe since 1987.



LAURA A. OSTRANDER, a senior vice president of Colonial, has co-managed the Fund since January, 2001 and has co-managed various other Colonial funds since December, 1996. Prior to joining Colonial, Ms. Ostrander was a portfolio manager with American Express Financial Advisers from July, 1994 to November, 1996.



SCOTT B. RICHARDS, CFA, a senior vice president of Colonial, has co-managed the Fund since January, 2001 and has been the lead manager of another Colonial fund since May, 1999. Prior to joining Colonial, Mr. Richards was employed with State Street Research & Management Company as a vice president and portfolio manager since 1994.

MANAGING THE FUND

                     OTHER INVESTMENT STRATEGIES AND RISKS
-------------------------------------------------------------------------------


UNDERSTANDING THE FUND'S
OTHER INVESTMENTS AND RISKS


The Fund's principal investment strategies and risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain investment techniques. These securities and investment techniques offer opportunities and carry various risks.



The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals.


Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.




The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or investment strategies.



DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.



WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS
AND DOLLAR ROLLS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, the Fund sells a security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods through October 31, 1998, has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report expressed an unqualified opinion on those financial highlights. You can request a free annual report by calling 1-800-426-3750.


The Fund
--------------------------------------------------------------------------------


                                                                         Year ended October 31,
                                                  2000                            1999                            1998
                                     Class A   Class B    Class C    Class A    Class B    Class C    Class A   Class B   Class C
 Net asset value --
 Beginning of period ($)              10.810    10.790     10.780     10.380     10.360     10.350    11.160    11.140     11.150
------------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS ($):
 Net investment income (a)             0.192     0.115      0.115      0.214      0.134      0.135      0.235     0.156     0.157
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain (loss)                0.627     0.624      0.624      0.884      0.883      0.884      0.685     0.682     0.676
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment
 Operations                            0.819     0.739      0.739      1.098      1.017      1.019      0.920     0.838     0.833
------------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS
 DECLARED TO SHAREHOLDERS ($):
 From net investment
 income                               (0.194)   (0.114)    (0.114)    (0.230)    (0.149)    (0.151)    (0.250)   (0.168)   (0.183)
------------------------------------------------------------------------------------------------------------------------------------
 From net realized gains              (1.195)   (1.195)    (1.195)    (0.438)    (0.438)    (0.438)    (1.450)   (1.450)   (1.450)
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions
 Declared to Shareholders             (1.389)   (1.309)    (1.309)    (0.668)    (0.587)    (0.589)    (1.700)   (1.618)   (1.633)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value--
 End of period ($)                    10.240    10.220     10.210     10.810     10.790     10.780    10.380    10.360     10.350
------------------------------------------------------------------------------------------------------------------------------------
 Total return (b)(%)                    8.16      7.33       7.34      10.94      10.11      10.15      9.08      8.27       8.21
------------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE
 NET ASSETS (%):
 Expenses (c)                           1.06      1.81       1.81       1.12       1.88       1.88      1.12      1.87       1.87
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income (c)              1.88      1.13       1.13       2.02       1.26       1.26      2.22      1.47       1.47
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover (%)                   78        78         78         74         74         74        69        69         69
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period
 (000) ($)                           874,225   604,975     6,519     936,331    706,366     9,074     936,639   653,476    5,501






(a) Per share data was calculated using average shares outstanding during the period.






(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.






(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


The Fund
--------------------------------------------------------------------------------


                                                                Year ended October 31,
                                                         1997                               1996
                                             Class A    Class B     Class C(a)      Class A     Class B
 Net asset value --
 Beginning of period ($)                      9.490      9.480        11.320         8.940       8.930
--------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT
 OPERATIONS ($):
 Net investment income (b)                    0.160      0.081        0.199          0.165       0.097
--------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain (loss)                       2.225      2.217       (0.345)(c)      1.183       1.182
--------------------------------------------------------------------------------------------------------
 Total from Investment
 Operations                                   2.385      2.298       (0.146)         1.348       1.279
--------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS
 DECLARED TO SHAREHOLDERS ($):
 From net investment
 income                                      (0.147)    (0.070)      (0.024)        (0.162)     (0.093)
--------------------------------------------------------------------------------------------------------
 From net realized gains                     (0.568)    (0.568)          --         (0.636)     (0.636)
--------------------------------------------------------------------------------------------------------
 Total Distributions
 Declared to Shareholders                    (0.715)    (0.638)      (0.024)        (0.798)     (0.729)
--------------------------------------------------------------------------------------------------------
 Net asset value--
 End of period ($)                           11.160      11.140      11.150          9.490       9.480
--------------------------------------------------------------------------------------------------------
 Total return (d) (%)                         26.83       25.81       (1.30)(e)      16.11       15.27
--------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE
 NET ASSETS (%):
 Expenses (f)                                  1.14        1.89        1.86(g)        1.15        1.90
--------------------------------------------------------------------------------------------------------
 Net investment income (f)                     1.56        0.81        1.01(g)        1.82        1.07
--------------------------------------------------------------------------------------------------------
 Portfolio turnover (%)                          71          71          71             38          38
--------------------------------------------------------------------------------------------------------
 Net assets at end of
 period (000) ($)                           913,956     577,539         676        759,409     453,468



(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.



(b) Per share data was calculated using average shares outstanding during the period.



(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.



(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(e)  Not annualized.



(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received if any.



(g) Annualized.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust III: 811-881
- The Liberty Fund (formerly The Colonial Fund)


                       [LIBERTY FUNDS LOGO]

                       Liberty Funds Distributor, Inc. (C)2001
                       One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com


[Job Code]

THE LIBERTY FUND  PROSPECTUS, MARCH 1, 2001
--------------------------------------------------------------------------------



CLASS Z SHARES


Advised by Colonial Management Associates, Inc.


Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for information.



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



TABLE OF CONTENTS


THE FUND                                                                       2
--------------------------------------------------------------------------------
Investment Goals ..........................................................    2
Principal Investment Strategies ...........................................    2
Principal Investment Risks ................................................    3
Performance History .......................................................    4
Your Expenses .............................................................    5

YOUR ACCOUNT                                                                   6
--------------------------------------------------------------------------------

How to Buy Shares .........................................................    6
Eligible Investors ........................................................    7
Sales Charges .............................................................    8
How to Exchange Shares ....................................................    8
How to Sell Shares ........................................................    8
Fund Policy on Trading of Fund Shares .....................................    9
Other Information About Your Account ......................................    9


MANAGING THE FUND                                                             11
--------------------------------------------------------------------------------

Investment Advisor ........................................................   11
Portfolio Managers ........................................................   11

OTHER INVESTMENT STRATEGIES AND RISKS                                         12
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                          13
--------------------------------------------------------------------------------



----------------------------------------
Not FDIC | May Lose Value
         |
         |
         |
Insured  | No Bank Guarantee
----------------------------------------

                                    THE FUND
--------------------------------------------------------------------------------


INVESTMENT GOALS
--------------------------------------------------------------------------------

The Fund seeks primarily income and capital growth and, secondarily, capital preservation.


PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

The Fund invests in both stocks and bonds. The Fund's investment advisor adjusts the Fund's allocation of stocks and bonds based on the advisor's assessment of the relative risk and expected performance of the stock and bond markets. Under normal market conditions, at least 25% of the Fund's assets will be invested in bonds or other fixed income securities.

Stocks
In selecting stocks for the Fund, the advisor uses an investment strategy that focuses on buying stocks with attractive values relative to other stocks within their industries. This relative values approach allows the Fund to remain diversified across a variety of industries. The advisor's strategy uses fact-based quantitative analysis supported by fundamental research.

Bonds
In selecting bonds for the Fund, the advisor invests primarily in U.S. government securities and investment grade securities. The U.S. government securities may consist of U.S. Treasuries and mortgage-backed securities issued or guaranteed by the U.S. government, its agents or instrumentalities. The Fund's investment grade securities may consist of mortgage- or asset-backed securities issued by a private entity or corporate bonds.

THE FUND



Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."



PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

THE FUND


The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.



Management risk means that the investment advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.


Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decline. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Because the Fund may invest in debt securities issued by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.



Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.



Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in the advisor's opinion. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

THE FUND


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since it commenced operations. They include the effects of Fund expenses.



AVERAGE ANNUAL TOTAL RETURNS ARE a measure of the Fund's performance over the past one year, five year and ten-year periods. They include the effects of Fund expenses.



The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks. Previously the Fund's returns were compared to the Russell 1000 Index (Russell Index), an unmanaged index that tracks performance of large capitalization stocks traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. The Fund's advisor believes that the S&P 500 Index is more representative of the Fund's investment philosophy and should create more meaningful performance comparisons. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's returns are also compared to the average return of the Lehman Brothers Aggregate Bond Index (Lehman Index). The Lehman Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity.




PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.



CALENDAR YEAR TOTAL RETURNS (CLASS Z)
--------------------------------------------------------------------------------


[BAR CHART]


YEAR
1991               26.13%
1992               12.96%
1993               14.46%
1994               -2.10%
1995               29.02%
1996               17.16%
1997               26.32%
1998               13.28%
1999               13.72%
2000               -0.88%



For period shown in bar chart:



Best quarter: 2nd quarter 1997, +15.78%



Worst quarter: 3rd quarter 1998, -7.46%



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------



                                            1 Year        5 Years       10 Years
Class Z (%)                                 -0.88        13.57(1)       14.53(1)
--------------------------------------------------------------------------------
S&P 500 Index (%)                           -9.10        18.33          17.44
--------------------------------------------------------------------------------
Russell Index (%)                           -7.79        18.16          17.67
--------------------------------------------------------------------------------
Lehman Index (%)                            11.63         6.46           7.96
--------------------------------------------------------------------------------



(1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. Class A share returns are not restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be higher, since Class Z shares are not subject to sales charges or service fees. Class A shares were initially offered on April 30, 1982, and Class Z shares were initially offered on July 31, 1995.

THE FUND

UNDERSTANDING EXPENSES






ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees and administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same

- Assumes reinvestment of all dividends and distributions




YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                     0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)                               0.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                                                     (3)



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Management fee (%)                                     0.53
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.00
--------------------------------------------------------------------------------
Other expenses (%)                                     0.29
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)               0.82
--------------------------------------------------------------------------------



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------


     1 Year       3 Years     5 Years      10 Years
      $84           $262        $455        $1,014






(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3)      There is a $7.50 charge for wiring sale proceeds to your bank.

                                  YOUR ACCOUNT
--------------------------------------------------------------------------------



HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------


Method               Instructions

Through your         Your financial advisor can help you establish your account
financial advisor    and buy Fund shares on your behalf. Your financial advisor may charge you fees for executing the purchase for you.
--------------------------------------------------------------------------------
By check             For new accounts, send a completed application and check made
(new account)        payable to the Fund to the transfer agent, Liberty Funds
                     Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By check             For existing accounts, fill out and return the additional
(existing account)   investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                     Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

--------------------------------------------------------------------------------
By exchange          You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class or
                     Class A of the Fund at no additional cost.  There may be an additional charge if exchanging from a money market fund.  To exchange by telephone, call 1-800-422-3737.

--------------------------------------------------------------------------------
By wire              You may purchase shares by wiring money from your
                     bank account to your fund account. To wire funds to your
                     fund account, call 1-800-422-3737 to obtain a control
                     number and the wiring instructions.

--------------------------------------------------------------------------------
By electronic        You may purchase shares by electronically transferring money
funds transfer       from your bank account to your fund account by calling
                     1-800-422-3737. Electronic funds transfers may take up to
                     two business days to settle and be considered in "good
                     form". You must set up this feature prior to your
                     telephone request. Be sure to complete the appropriate
                     section of the application.

--------------------------------------------------------------------------------
Automatic            You can make monthly or quarterly investments automatically
investment plan      from your bank account to your fund account.  You can select a pre-authorized amount to be sent via electronic funds
                     transfer. Be sure to complete the appropriate section of
                     the application for this feature.

--------------------------------------------------------------------------------
By dividend          You may automatically invest dividends distributed by one fund
diversification      into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in another fund, call
                     1-800-345-6611.

YOUR ACCOUNT


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------



Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:



$1,000 minimum initial investment




- any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc., the Fund's distributor;



- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and



- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any fund distributed by Liberty Funds Distributor, Inc.



$100,000 minimum initial investment



- clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;



- any insurance company, trust company or bank purchasing shares for its own account;



-        any endowment, investment company or foundation; and



- clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.



No minimum initial investment



- a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer;



- any person investing all or part of the proceeds of a distribution, roll over or transfer of assets into a Liberty IRA, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or roll over.

YOUR ACCOUNT


CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus - CLASS Z.


The Fund also offers three additional classes of shares - Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.



The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------

Your purchases of Class Z shares are at net asset value, which is the value of a Fund share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------
METHOD                INSTRUCTIONS

Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into Class Z shares or Class A
                      shares of another fund at no additional cost. To exchange
                      by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                      Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                      period. You do not need to set up this feature in advance
                      of your call. Certain restrictions apply to retirement
                      accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be
                      wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------

By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

--------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

YOUR ACCOUNT




FUND POLICY ON TRADING OF FUND SHARES

--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

YOUR ACCOUNT



UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividend Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.



DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.



If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------
Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------

Receive dividends in cash (see options below) and reinvest capital gains

--------------------------------------------------------------------------------

Receive all distributions in cash (with one of the following options):


- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

YOUR ACCOUNT



TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------
INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Colonial Management Associates, Inc. (Colonial), located at One Financial Center, Boston, Massachusetts 02111-2621, is the Fund's investment advisor. In its duties as investment advisor, Colonial runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Colonial has been an investment advisor since 1931. As of January 31, 2001, Colonial managed over $14 billion in assets.


Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory businesses of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC (LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.


For the 2000 fiscal year, aggregate advisory fees paid to Colonial by the Fund amounted to 0.53% of average daily net assets of the Fund.


Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

MANAGING THE FUND



PORTFOLIO MANAGERS
--------------------------------------------------------------------------------


HARVEY B. HIRSCHHORN, CFA, a senior vice president of Colonial, is the lead portfolio manager of the Fund and has managed the Fund since August, 2000. Mr. Hirschhorn is an executive vice president and chief economist and investment strategist of Stein Roe & Farnham Incorporated (Stein Roe), an affiliate of Colonial, and has been affiliated with and has managed various other funds for Stein Roe since 1973.


The portfolio managers of the Fund's equity investments are as follows:


SCOTT SCHERMERHORN, a senior vice president of Colonial, has co-managed the Fund since August, 2000. Mr. Schermerhorn has managed various other funds at Colonial since October, 1998. Prior to joining Colonial, Mr. Schermerhorn was the head of the value team at Federated Investors from May, 1996 to October, 1998 where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond Fund as well as other institutional accounts. Prior to 1996, Mr. Schermerhorn was a member of the growth and income team at J&W Seligman.



RICHARD C. PETRINO, CFA, an assistant vice president of Colonial, has co-managed the Fund since August, 2000. Mr. Petrino has been a research associate, research analyst and an associate manager for other Colonial funds since 1994.












The portfolio managers of the Fund's fixed income investments are as follows:


MICHAEL T. KENNEDY, CFA, a senior vice president of Colonial, has co-managed the Fund since January, 2001. Mr. Kennedy is a senior vice president of Stein Roe and has been affiliated with and has managed various other funds for Stein Roe since 1987.



LAURA A. OSTRANDER, a senior vice president of Colonial, has co-managed the Fund since January, 2001 and has co-managed various other Colonial funds since December, 1996. Prior to joining Colonial, Ms. Ostrander was a portfolio manager with American Express Financial Advisers from July, 1994 to November, 1996.



SCOTT B. RICHARDS, CFA, a senior vice president of Colonial, has co-managed the Fund since January, 2001 and has been the lead manager of another Colonial fund since May, 1999. Prior to joining Colonial, Mr. Richards was employed with State Street Research & Management Company as a vice president and portfolio manager since 1994.

MANAGING THE FUND

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------



UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS



The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.



The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals.


Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.



The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or investment strategies.



DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.



WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms. In a dollar roll, the Fund sells a security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods through to October 31, 1998, has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report expressed an unqualified opinion on those financial highlights. You can request a free annual report by calling 1-800-426-3750.


THE FUND
--------------------------------------------------------------------------------


                                                                               Year ended October 31,
                                                     2000             1999              1998             1997            1996

                                                    Class Z          Class Z           Class Z          Class Z         Class Z
                                                    -------          -------           -------          -------         -------
 Net asset value --
 Beginning of period ($)                            11.280           10.390            11.170            9.500           8.940
------------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):

 Net investment income (a)                           0.217            0.240             0.261            0.184           0.186
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain                                     0.668            1.343             0.685            2.225           1.192
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                    0.885            1.583             0.946            2.409           1.378
------------------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS
 DECLARED TO SHAREHOLDERS ($):

 From net investment income                         (0.220)          (0.255)           (0.276)          (0.171)         (0.182)
------------------------------------------------------------------------------------------------------------------------------------
 From net realized gains                            (1.195)          (0.438)           (1.450)          (0.568)         (0.636)
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to
 Shareholders                                       (1.415)          (0.693)           (1.726)          (0.739)         (0.818)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value--
 End of period ($)                                  10.750           11.280            10.390           11.170          9.500
------------------------------------------------------------------------------------------------------------------------------------
 Total return (b) (%)                                 8.44            15.92              9.35            27.10           16.50
------------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):

 Expenses (c)                                         0.82             0.88              0.88             0.90            0.91
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income (c)                            2.12             2.26              2.46             1.80            2.06
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover (%)                                 78               74                69               71              38
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)                   3                3            22,235           16,158          13,555






(a) Per share data was calculated using average shares outstanding during the period.



(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.





(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust III (formerly Colonial Trust III): 811-881

- The Liberty Fund (formerly The Colonial Fund)



--------------------------------------------------------------------------------
                              [Liberty Funds Logo]

             Liberty Funds Distributor, Inc. (C) 2001
             One Financial Center Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com


[Job Code]

                             LIBERTY SPECIAL FUND
                         LIBERTY CONTRARIAN EQUITY FUND
                         LIBERTY CONTRARIAN INCOME FUND
                            (COLLECTIVELY, THE FUNDS)
                       EACH A SERIES OF LIBERTY FUNDS TRUST III
                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2001

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of the Funds. This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectuses of the Funds dated March 1, 2001 and the Funds' most recent Annual Report dated October 31, 2000. This SAI should be read together with the Prospectuses. Investors may obtain a free copy of a Prospectus and Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The financial statements and
Report of Independent Auditors appearing in the Funds' October 31, 2000 Annual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS

        PART 1                                                             PAGE

        Definitions
        Organization and History
        Investment Objective and Policies
        Fundamental Investment Policies
        Other Investment Policies
        Portfolio Turnover
        Fund Charges and Expenses
        Investment Performance
        Custodian of the Funds
        Independent Auditors of the Funds

        PART 2

        Miscellaneous Investment Practices
        Taxes
        Management of the Funds
        Determination of Net Asset Value
        How to Buy Shares
        Special Purchase Programs/Investor Services
        Programs for Reducing or Eliminating Sales Charges
        How to Sell Shares
        Distributions
        How to Exchange Shares
        Suspension of Redemptions
        Shareholder Liability
        Shareholder Meetings
        Performance Measures
        Appendix I
        Appendix II



                                       a

                                     PART 1
                              LIBERTY SPECIAL FUND
                               LIBERTY EQUITY FUND
                         LIBERTY CONTRARIAN INCOME FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2001

DEFINITIONS

        "Trust"                 Liberty Funds Trust III
        "Special Fund"          Liberty Special Fund
        "Equity Fund"           Liberty Contrarian Equity Fund
        "Income Fund"           Liberty Contrarian Income Fund
        "Advisor"               Crabbe Huson Group, Inc., the Funds' investment advisor
        "Administrator"         Colonial Management Associates, Inc., the Funds' administrator
        "LFD"                   Liberty Funds Distributor, Inc., the Funds' distributor
        "LFS"                   Liberty Funds Services, Inc., the Funds' shareholder services and transfer agent



ORGANIZATION AND HISTORY
The Trust is a Massachusetts business trust organized in 1986. Each Fund, a diversified series of the Trust, represents the entire interest in a separate series of the Trust. The Special und commenced investment operations on February 20, 1996; the Equity Fund commenced investment operations on October 3, 1996; and the Income Fund commenced investment operations on January 31, 1989.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Funds and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

On November 1, 2000, Liberty Financial Companies, Inc. (Liberty Financial), an intermediate parent of the advisor, announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial. Effective April 1, 1999, the Trust changed its name from Colonial Trust III to its current name. Effective October 19, 1998, Crabbe Huson Income Fund's name was changed to Crabbe Huson Contrarian Income Fund. Effective July 14, 2000, Crabbe Huson Contrarian Income Fund changed its name to Liberty Contrarian Income Fund; Crabbe Huson Special Fund changed its name to Liberty Special Fund; and Crabbe Huson Equity Fund changed its name to Liberty Contrarian Equity Fund.


Each Fund, other than the Special Fund, is the successor to the corresponding series of the former Crabbe Huson Funds, a Delaware business trust organized in 1995. The Special Fund is a successor series to an Oregon corporation organized in 1987. On September 30, 1998, the shareholders of each Fund's predecessor series, other than the Special Fund's predecessor whose shareholders met on December 21, 1998, approved an Agreement and Plan of Reorganization pursuant to which such predecessor series was reorganized as a separate series of the Trust. At the closing of each reorganization, shareholders of the corresponding predecessor series received Class A shares for their shares or those designated as "Primary Class," or Class I



                                       b
shares for those designated as "Institutional Class," of the successor series equal in net asset value to the shares of the predecessor series they held. See
Part 2 of this SAI for more information.

INVESTMENT OBJECTIVE AND POLICIES


The Funds' Prospectuses describe their investment goals and investment policies.
Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that are utilized by the Funds:



       Foreign Securities                          Money Market Instruments
       Repurchase Agreements                       Securities Loans
       Participation Interests                     Forward Commitments
       Futures Contracts and Related Options       Options on Securities
       Small Companies                             Rule 144A Securities
       Lower Rated Debt Securities                 Foreign Currency Transactions
       Mortgage-Backed Securities



Except as indicated under "Fundamental Investment Policies," the Funds' investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may:

1. Borrow from banks, other affiliated funds and other persons to the extent permitted by applicable law, provided that a Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options as long as the total initial margin and premiums do not exceed 5% of total assets;

4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the Act;

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements; and

7. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of the Fund's assets , purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States or any agency or instrumentality thereof) if, as a result of such purchase, more than 5% of the Fund's total assets would be invested in the securities of such issuer.

NOTWITHSTANDING THE INVESTMENT POLICIES AND RESTRICTIONS OF THE FUNDS, EACH FUND MAY INVEST ALL OR A PORTION OF ITS INVESTABLE ASSETS IN AN OPEN-END MANAGEMENT INVESTMENT COMPANY WITH SUBSTANTIALLY THE SAME INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS AS SUCH FUND.


                                       c

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, each Fund may not:

1. Have a short sales position (except for the Special Fund), unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of securities; and

2.       Invest more than 15% of its net assets in illiquid securities.




                                       d

PORTFOLIO TURNOVER

Portfolio turnover is included in the Prospectuses under "Financial Highlights." High portfolio turnover may cause a Fund to realize capital gains which, if realized and distributed by a Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund.

FUND CHARGES AND EXPENSES

Under the Funds' management agreements, each Fund pays the Advisor a fee for its services that accrues daily and is payable monthly. Fees are based on a percentage of the average daily net assets of each Fund, as set forth below (subject to reductions that the Advisor may agree to periodically):



                                    Special Fund
                                    and Equity Fund           Income Fund
Net Asset Value                     Annual Rate               Annual Rate
---------------                     ------------              -----------
First $100 million                  1.05%                     0.80%
Next $400 million                   0.90%                     0.65%
Amounts over $500 million           0.65%                     0.55%

The Funds each pay the Administrator a monthly pricing and bookkeeping fee of $2,250 per Fund plus the following percentages of each Fund's average daily net assets over $50 million (subject to reductions that the Administrator may agree to periodically):

       0.035% annually on the next $950 million
       0.025% annually on the next $1 billion
       0.015% annually on the next $1 billion
       0.001% annually on the excess over $3 billion

Under the Funds' shareholders' servicing and transfer agency agreement, each Fund pays LFS a monthly fee at the annual rate of 0.07% of average daily closing value of each Fund's respective total net assets for such month.
In addition to this compensation, each Fund pays LFS the following fees:

1. A transaction fee of $1.18 per transaction occurring in Fund accounts during any month; PLUS

2. An account fee for open accounts of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS

3. An account fee for closed accounts of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS

4. The Funds' allocated share of LFS reimbursement for out-of-pocket expenses

Each Fund which offers Class I shares pays LFS a monthly fee at the annual rate of 0.0025% of the average daily net assets attributable to such Fund's Class I shares, plus certain out-of-pocket expenses.


                                       e

RECENT FEES PAID TO THE ADVISOR, LFD AND LFS. (dollars in thousands)


Special Fund

                                                         Year ended October 31
                                                     2000         1999         1998
                                                   -------       -------       -------
Management fee                                     $   468       $   766       $ 2,241
Fees and expenses waived or borne by the              (625)         (576)         (834)
Advisor/Administrator
Bookkeeping fee                                         27            36            40
Administration fee                                      24            38           114
Shareholder servicing and transfer agent fee:
  Class A, B, C (a)                                    157           278           593
  Class I (c)                                            0            --            --
  Class Z (d)                                            0            --            --
12b-1 fees - Service Fee Class A                       116           192           608



                                       f

Equity Fund


                                                            Year ended October 31
                                                         2000        1999       1998
                                                   -------       -------       -------
Management fee                                     $ 1,029       $ 1,621       $ 3,301
Fees and expenses waived or borne by the              (214)         (478)         (136)
Advisor/Administrator
Bookkeeping fee                                         46            70            41
Administration fee                                      52            87           172
Shareholder servicing and transfer agent fee:
  Class A, B, C (a)                                    168           462           357
  Class I                                              (b)           (b)            19
12b-1 fees:
  Service Fee Class A                                  229           378           849
  Service Fee Class B                                    1           (b)
  Service Fee Class C                                  (b)           (b)
  Distribution Fee Class B                                           (b)
  Distribution Fee Class C                                           (b)



                                       g

Income Fund


                                                       Year ended October 31
                                                    2000        1999        1998
                                                   -----       -----       -----
Management fee                                     $  61       $  44       $  41
Fees and expenses waived or borne by the            (125)       (150)        (86)
Advisor/Administrator
Bookkeeping fee                                       27          27           3
Administration fee                                     4           3           2
Shareholder servicing and transfer agent fee:
  Class A, B, C (a)                                   13          14          22
  Class I                                            (b)         (b)         (a)
12b-1 fees:
  Service Fee Class A                                  9          13          13
  Service Fee Class B                                (b)         (b)
  Service Fee Class C                                (b)         (b)
  Distribution Fee Class B                             1         (b)
  Distribution Fee Class C                           (b)         (b)

(a)      Class B and Class C shares were initially offered on January 27, 1999.

(b)      Rounds to less than $1.

(c)      Class I shares were initially offered on November 1, 2000.

(d)      Class Z shares were initially offered on January 1, 2001.


Additionally, the Advisor received a fee for certain shareholder liaison services it provided to the Funds, including responding to shareholder inquiries, providing information on shareholder investments and performing certain clerical tasks. In each of the last three years, for such services, the Advisor has been paid by the Funds an aggregate of $100,000 per year. The Funds paid their pro rata share of such fee based upon their net asset value.

BROKERAGE COMMISSIONS


In addition to placing the Funds' brokerage business with firms that provide research and market and statistical services to the Advisor, the Funds' brokerage business may also be placed with firms that agree to pay a portion of certain Fund expenses, consistent with achieving the best price and execution. On November 29, 1995, the Special and the Equity Funds entered into an arrangement with State Street Brokerage Services, Inc. (SSBSI), in which these Funds will receive credits to offset transfer agency, administration and accounting fees by using SSBSI to execute their portfolio transactions. For the fiscal year ending October 31, 1998, the Equity Fund received total credits of $31,664.

For the fiscal year ended October 31, 1998, the Special Fund paid $486,983 the Equity Fund paid $2,293,918 in brokerage commissions. The Income Fund did not pay any brokerage commissions during the fiscal year ended October 31, 1998. The Equity Fund paid $51,138 in commissions to brokers that provided both research and execution services or third party research products.

For the fiscal year ended October 31, 1999, The Special Fund paid $323,932 and the Equity Fund paid $1,122,487 in brokerage commissions. The Income Fund did not pay any brokerage commissions during the fiscal year ended October 31, 1999. The Equity Fund paid $37,156 in commissions to brokers that provided both research and execution services as third party research products.



                                       h

Brokerage commissions for the fiscal year ended October 31, 2000 were (dollars in thousands):

                                          Special      Equity Fund     Income
                                           Fund                           Fund

Total commissions                          $176             $480            0
Directed transactions(c)                      0                0            0
Commissions on directed transactions          0                0            0

(c) See "Management of the Funds - Portfolio Transactions -Brokerage and Research Services" in Part 2 of this SAI.

TRUSTEES AND TRUSTEES' FEES

For the fiscal year ended October 31, 2000 and the calendar year ended December 31, 2000, the Trustees received the following compensation for serving as Trustees(d):

                                   Aggregate              Aggregate
                                 Compensation           Compensation                                     Total Compensation
                              From the the Equity      from the Income     Aggregate Compensation           From The Fund
                                    Fund for              Fund for           from the Special          Complex Paid To The
                                the Fiscal Year        the Fiscal Year            Fund for                 Trustees For The
                                     Ended                  Ended          the Fiscal Year Ended         Calendar Year Ended
Trustee                        October 31, 2000       October 31, 2000        October 31, 2000          December 31, 2000 (e)
-------                       -------------------     ----------------     ----------------------       ---------------------
Robert J. Birnbaum(f)                 $76                    $44                    $57                          $0
Tom Bleasdale(g)                    923(h)                 544(i)                  697(j)                   $106,000 (k)


                                       j

John E. Carberry(l)                   N/A                    N/A                    N/A                          N/A
Lora S. Collins(g)                    829                    488                    625                        96,000
James E. Grinnell(g)                  880                    518                    664                        102,000
Douglas A. Hacker(m)                   0                      0                      0                            0
Janet Langford Kelly(m)                0                      0                      0                            0
Richard W. Lowry                      855                    504                    644                        99,000
Salvatore Macera                      846                    498                    638                        98,000
William E. Mayer                      863                    509                    651                        100,000
James L. Moody, Jr.(g)              915(n)                 539(o)                  690(p)                    105,000 (q)
Charles R. Nelson(m)                   0                      0                      0                            0
John J. Neuhauser                     875                    516                    660                        210,000
Joseph R. Palombo(r)                  N/A                    N/A                    N/A                          N/A
Thomas E. Stitzel                     838                    493                    632                        97,000
Robert L. Sullivan(s)                 396                    236                    301                        34,033
Thomas C. Theobald(m)                  0                      0                      0                            0
Anne-Lee Verville                   828(t)                 487(u)                  624(v)                    94,667 (w)

(d) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(e) At December 31, 2000, the complex consisted of 49 open-end and 9 closed-end management investment portfolios in the Liberty Funds Group
         - Boston (Liberty Funds) and 17 open-end management investment portfolios in the Liberty Variable Investment Trust (LVIT) (together, the Liberty Fund Complex).

(f) Retired as Trustee of the Trust and the Liberty Fund Complex on December 31, 1999.

(g) Resigned as Trustee of the Trust and the Liberty Fund Complex on December 27, 2000.

(h) For the fiscal year ended October 31, 2000, compensation includes $449 payable in later years as deferred compensation.

(i) For the fiscal year ended October 31, 2000, compensation includes $265 payable in later years as deferred compensation.

(j) For the fiscal year ended October 31, 2000, compensation includes $339 payable in later years as deferred compensation.

(k) For the calendar year ended December 31, 2000, compensation includes $52,000 payable in later years as deferred compensation.

(l) Resigned as Trustee of the Trust and the Liberty Fund Complex on August 4, 2000. Mr. Carberry did not receive compensation because he was an affiliated Trustee and employee of Liberty Financial.

(m)      Elected by the shareholders of the Funds on December 27, 2000.

(n) Total compensation of $915 for the fiscal year ended October 31, 2000, was paid on January 31, 2001.

(o) Total compensation of $539 for the fiscal year ended October 31, 2000, was paid on January 31, 2001.

(p) Total compensation of $690 for the fiscal year ended October 31, 2000, was paid on January 31, 2001.

(q) Total compensation of $105,000 for the calendar year ended December 31, 2000, was paid on January 31, 2001.

(r) Elected by the Trustees of the Liberty Fund Complex on August 23, 2000. Elected by the shareholders of the Funds on December 27, 2000. Mr. Palombo does not receive compensation because he is an affiliated Trustee and employee of the Administrator.

(s) Retired as Trustee of the Trust and the Liberty Fund Complex on April 20, 2000.

(t) Total compensation of $828 for the fiscal year ended October 31, 2000, will be payable in later years as deferred compensation.

(u) Total compensation of $487 for the fiscal year ended October 31, 2000, will be payable in later years as deferred compensation.

(v) Total compensation of $624 for the fiscal year ended October 31, 2000, will be payable in later years as deferred compensation.

(w) Total compensation of $94,667 for the calendar year ended December 31, 2000, will be payable in later years as deferred compensation.


                                       k

The following table sets forth the compensation paid to Ms. Kelly and Messrs. Hacker, Nelson and Theobald in their capacities as Trustees of the Stein Roe Fund Complex (x):

                                   Total Compensation from the Stein Roe
                                   Fund Complex Paid to the Trustees for
  Trustee                          the Calendar Year Ended December 31, 2000

  Douglas A. Hacker                               $98,100
  Janet Langford Kelly                             93,600
  Charles R. Nelson                                98,100
  Thomas C. Theobald                               98,100

(x) As of December 31, 2000, the Stein Roe Fund Complex consisted of the Liberty Floating Rate Fund, the Stein Roe Floating Rate Limited Liability Company, Liberty-Stein Roe Institutional Floating Rate Income Fund, and the following open-end mutual funds: 4 series of Liberty-Stein Roe Funds Income Trust, 4 series of Liberty-Stein Roe Funds Municipal Trust, 12 series of Liberty-Stein Roe Funds Investment Trust, 4 series of Liberty-Stein Roe Advisor Trust, 1 series of Stein Roe Trust, 12 portfolios of SR&F Base Trust, and 5 series of SteinRoe Variable Investment Trust.

As of the shareholder meeting on December 27, 2000, the Liberty Fund Complex and the Stein Roe Fund Complex were merged into one Fund Complex. Effective on December 27, 2000, the Trustees serve as Trustees for all the Funds in both the Liberty Fund Complex and the Stein Roe Fund Complex.

For the calendar year ended December 31, 2000, some of the Trustees received the following compensation in their capacities as trustees or directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc.
and Liberty Funds Trust IX (together, Liberty All-Star Funds):

                                Total Compensation from Liberty
                                All-Star Funds for the Calendar
TRUSTEE                         Year Ended December 31, 2000(y)

Robert J. Birnbaum                         $25,000
John V. Carberry (z)                           N/A
James E. Grinnell                           25,000
Richard W. Lowry                            25,000
William E. Mayer                            25,000
John J. Neuhauser                           25,000
Joseph R. Palombo (aa)                         N/A

(y) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).

(z) Resigned as Trustee and Director of the Liberty All-Star Funds on August 4, 2000. Mr. Carberry did not receive compensation because he was an affiliated Trustee and Director and employee of Liberty Financial.

(aa) Elected by the Trustees and Directors of the Liberty All-Star Funds on October 25, 2000. Mr. Palombo does not receive compensation because he is an affiliated Trustee and Director and employee of the Administrator.


                                       l
                                       m

OWNERSHIP OF THE FUNDS



The following information is as of January 31, 2001 and reflects the ownership of 5% or more of one or more classes of the Funds' outstanding shares:

SPECIAL FUND, CLASS A:

FTC & CO, Attn: Datalynx #300, P.O. Box 173736, Denver, CO 80217-3736 - 558,241.5320 shares, 12.15%

Charles Schwab & Co. Inc., Attn Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4133 - 1,031,584.7270 shares, 22.45%

EQUITY FUND, CLASS A:

Charles Schwab & Co Inc., Attn Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122 - 1,375,644.9340, 31.10%

EQUITY FUND, CLASS B:

Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303-2052, 1,686.5310, 5.36%

Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303-2052, 3,915.2480, 12.44%

Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303-2052, 1,622.5350, 5.28%

Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303-2052, 1,588.2770, 5.05%

Investors Bank & Trust Rollover IRA, Morris E. Kinghorn, P.O. Box 83, Pocatello, ID83204-0083, 1,673.0390, 5.32%

Investors Bank & Trust Co Trustee Arms Inc., 401(K) Plan, A/C Patrick J. Hanigan, 2447 E. Sunshine Drive, Boise, ID 83712-7548, 1,827.4390, 5.81%


EQUITY FUND, CLASS C:

Colonial Management Associates, Inc., Attn: Finance Dept. One Financial Center, Boston, MA 02111-2621 - 70.8990 shares, 8.61%

Don A. McKee & Molly McKee JTWROS, 3917 Oakwood Drive N, Pearland, TX 77581 -
101.7750 shares, 12.36%

Investors Bank & Trust Co. Trustee, MorganFranklin Corporation, 401K Retirement Plan, A/C Robert Franklin, 47042 Dixon Court, Lexington Park, MD 20653-2611
- 145.6390 shares, 17.69%

Investors Bank & Trust Co. Trustee, MorganFranklin Corporation, 401K Retirement Plan, A/C Angela Dawn Foret, 45803 Spruce Drive, Lexington Park, MD 20653-6304
- 47.3830 shares, 5.76%

Michael Irving Cons, Estate of Stanley Rugh, P.O. Box 1640, Shady Cove, OR 97539-1640, 383.5070 shares, 46.58%

EQUITY FUND, CLASS I:

Northwestern Trust Company, Custodian FBO IBEW Local 76 Supplemental Income Fund, 1201 3rd Avenue, Ste. 2010, Seattle, WA 98101 - 561,229.5990 shares,
96.94%



                                       n

INCOME FUND, CLASS A:

Merrill Lynch Pierce Fenner & Smith for the sole benefit of its customers, 4800 Deer Lake Drive, Jacksonville, FL 32246-6484, 164,073.0680, 30.79%

Charles Schwab & Co. Inc., Special Custody A/C for benefit cust., 101 Montogomery Street, San Francisco, CA 94104-4122, 144,424.2080 shares, 27.11%

INCOME FUND, CLASS B:

Janney Montgomery Scott LLC, A/C 1819-8302, Dan Brown, 1801 Market Street, Philadelphia, PA 19103-1628, 38,145.0240, 20.28%

Merrill Lynch Pierce Fenner & Smith for the benefit of its customers, 4800 Deer Lake Drive, Jacksonville, FL 32246-6484, 20,562.6370, 10.93%

INCOME FUND, CLASS C:

Merrill Lynch Pierce Fenner & Smith for the benefits of its customers, 4800 Deer Lake Drive, Jacksonville, FL 32246-6484, 19,361.7470, 25.38%

INCOME FUND, CLASS I:

Colonial Management Associates, Attn: Philip Iudice/Controller, One Financial Center, Boston, MA 02111-2621 - 10,825.0380 shares, 100%

INCOME FUND, CLASS Z:

Colonial Management Associates, Attn: Philip Iudice/Controller, One Financial Center, Boston, MA 02111-2621 - 10.7770, 9.07%

Colonial Management Associates, Attn: Philip Iudice/Controller, One Financial Center, Boston, MA 02111-2621 - 108.0650, 90.93%



The trustees and officers of each of the other Funds owned in the aggregate less than 1% of such Fund's outstanding shares on January 31, 2001. Certain officers and directors of the Administrator also serve as officers of the Trust.


                                       o

On January 31, 2001, there were the following number of shareholders of record:


                            Class A   Class B   Class C    Class I     Class Z
                            -------   -------   -------    -------     -------

    Special Fund             474         0         0          0           0
    Equity Fund            3,038        99        11          6           0
    Income Fund              222       441       110          1           3


12b-1 Plan, CDSC and Conversion of Shares

The Funds offer multiple classes of shares, including Class A, Class B, Class C and Class I, and for the Small-Cap Fund and the Income Fund, Class Z. The Funds may in the future offer other classes of shares. The Trustees have approved 12b-1 plans (Plans) pursuant to Rule 12b-1 under the Act for each of the Class A, Class B and Class C shares of the Funds. Under the Plans, each Fund pays LFD monthly a service fee at an annual rate of 0.25% of net assets attributed to the Class A, Class B and Class C shares and a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees.


The Plans authorize any other payments by a Fund to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plans could be a significant factor in the growth and retention of assets, resulting in a more advantageous expense ratio and increased investment flexibility which could benefit shareholders of each class of the Funds. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.


Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class I and Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.


No CDSC will be imposed on distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending upon the program under which the shares are purchased, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


During the fiscal year ended October 31, 2000, the Funds paid the following amounts under the Funds' Plans to LFD:



                                                        CLASS A SHARES
                                                                           Equity                                     Income
                                               Special                      Fund                                       Fund
                                                $16                         $227                                       $11
Cost of sales material

   Relating to the Fund
   (including printing and

   mailing expenses)                            31                           35                                         8
Allocated travel,

   Entertainment and other
   Promotional expenses

   (including advertising)                      34                           38                                         11




                                                                                CLASS B SHARES

                                                Special Fund                 Equity Fund                          Income Fund
                                                 -----------                 -----------                          ------------
Fees to FSFs                                   $0                            $17                                        $11
Cost of sales material
   Relating to the Fund
   (including printing and
   mailing expenses)                            0                              1                                           2
Allocated travel,
   Entertainment and other
   Promotional expenses
   (including advertising)                      0                              1                                           2


                                                        CLASS C SHARES

                                            Special                         Equity                                     Income
                                              Fund                           Fund                                      Fund
Fees to FSFs                                   $0                           $ (bb)                                      $0
Cost of sales material
   Relating to the Fund
   (including printing and
   mailing expenses)                            0                             (bb)                                       1
Allocated travel,
   Entertainment and other
   Promotional expenses
   (including advertising)                       0                            (bb)                                       1

(bb)   Less than one.


Investment Performance
Class A shares were formerly designated as the "Primary Class" and Class I shares were formerly designated as the "Institutional Class."


The average annual total returns for the Funds' shares for the year ending October 31, 2000 are presented below. Performance results reflect any voluntary fee waiver or expense reimbursement by the Advisor or its affiliates of Fund expenses. Absent these waivers and/or reimbursements, performance results would have been lower:

Income Fund's yields for the month ended October 31, 2000 were:



                           Class A Shares     Class B Shares      Class C Shares      Class I Shares     Class Z Shares
                           --------------     --------------      --------------      --------------     --------------

Income Fund                     5.77%              5.30%               5.44%              6.32%               6.32%






                                                                         Class A Shares
                                                                           Special Fund

                                                                                                10 years
                                                       1 year             5 years         (or since inception)
                                                       ------             -------         --------------------
With sales charge of 5.75%                             38.74%             (2.68)%                9.54%
Without sales charge                                   47.20%             (1.52)%                10.19%




                                                                           Equity Fund

                                                                                                10 years
                                                      1 year             5 years        (or since inception)(cc)
                                                      ------             -------        ------------------------
With sales charge of 5.75%                            17.31%              10.42%                 16.16%
Without sales charge                                  24.47%              11.73%                 16.85%




                                                                           Income Fund
                                                                                               10 years
                                                      1 year             5 years       (or since inception)(cc)
                                                      ------             -------       ------------------------
With sales charge of 4.75%                             1.68%              5.61%                  6.74%
Without sales charge                                   6.75%              6.64%                  7.26%






                                                                    Class B Shares (cc)(nn)
                                                                        Special Fund
                                                  1 year       5 years                   10 years
                                                  ------       -------
                                                                                   (or since inception)
                                                                                   --------------------
With CDSC                                         42.20%       -1.83%              10.19%
Without CDSC                                      47.20%       -1.52%              10.19%





                                                                       Equity Fund (dd)
                                                  1 year     5 years(nn)               10 years(nn)
                                                  ------     -----------

                                                                                   (or since inception)
                                                                                   --------------------
With CDSC                                         18.48%        11.13%                    16.67%
Without CDSC                                      22.48%        11.40%                    16.67%




                                                                        Income Fund(ee)
                                                                                         10 years
                                                  1 year     5 years(nn)         (or since inception)(nn)
                                                  ------     -----------         ------------------------
With CDSC                                         1.32%         6.20%                     7.20%
Without CDSC                                      6.32%         6.52%                     7.20%



(cc)   Class B shares were initially offered on February 16, 2001.
(dd)   Class B shares were initially offered on January 27, 1999.
(ee)   Class B shares were initially offered on September 15, 1999.



                                                                    Class C Shares (ff)(nn)
                                                                          Special Fund
                                                  1 year        5 years                   10 years
                                                  ------        -------                   --------
With sales charge of 5.75%                        22.47%        11.41%                     16.68%
Without sales charge                              23.47%        11.41%                     16.68%



                                                                      Class C Shares (gg)
                                                                          Equity Fund

                                                                                          10 years

                                                  1 year      5 years(nn)      (or since Fund inception)(nn)
                                                  ------      -----------      -----------------------------
With sales charge of 5.75%                        22.47%        11.41%                     16.68%
Without sales charge                              23.47%        11.41%                     16.68%





                                                                        Income Fund(hh)
                                                                                         10 years
                                                  1 year     5 years(nn)      (or since Fund inception)(nn)
                                                  ------     -----------      -----------------------------
With sales charge of 4.75%                        5.18%         6.55%                     7.21%
Without sales charge                              6.18%         6.55%                     7.21%



(ff)      Class C shares were initially offered on February 16, 2001.
(gg)     Class C shares were initially offered on January 27, 1999.
(hh)     Class C shares were initially offered on September 15, 1999.



                                                                     Class I Shares
                                                                           Special
                                                                           Fund(ii)(nn)
                                                     1 year            5 years             10 Years
                                                     ------            -------             --------
                                                     47.20%            (1.52%)             10.19%



                                                                                  Equity Fund(jj)
                                                     1 year            5 years(nn)         10 Years(nn)
                                                     ------            -----------         ------------
                                                     25.08%            12.12%(ff)          %17.05(ff)(ii)



                                                                            Income Fund(kk)
                                                              1 year          5 years(nn)              10 Years(nn)
                                                              ------          -----------              ------------
                                                            7.11%             6.86%*                    7.37%(gg)



(ii)   Class I shares were initially offered on November 1, 2000.
(jj)   Class I shares were initially offered on October 3, 1996.
(kk)   Class I shares were initially offered on October 19, 1998.



                                                                                       Class Z Shares
                                                                                     Special Fund(ll)(nn)
                                                                                                         10 years
                                                              1 year            5 years           (Since Fund inception)
                                                              ------            -------           ----------------------
                                                              47.20%            (1.52)%                   10.19%




                                                                                    Income Fund(mm)

                                                                                                         10 years

                                                              1 year          5 years(nn)       (Since Fund inception)(nn)
                                                              ------          -----------       --------------------------
                                                               6.90%             6.70%                     7.36%




(ll)  Class Z shares were initially offered on January 1, 2001.
(mm)     Class Z were initially offered on September 15, 1999.
(nn) Classes B, C, I, and Z (newer classes of shares) performance includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of Class B and Class C shares would be lower and for Class I and Class Z shares would be higher, since Class I and Class Z shares are not subject to sales charges or service fees.



See Part 2 of this SAI, "Performance Measures," for how calculations are made.


CUSTODIAN OF THE FUINDS

The Chase Manhattan Bank, located at 270 Park Avenue, New York, New York 10017-2070, is the Fund's custodian. The custodian is responsible for safeguarding and controlling the Funds' cash and securities, receiving and delivering securities and collecting the each Fund's interest and dividends.


INDEPENDENT AUDITORS OF THE FUNDS
Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116-5072, are the Funds' independent auditors, providing audit and tax return preparation services, other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. KPMG LLP, located at 99 High Street, Boston, MA 02110, were the Funds' independent auditors for the fiscal periods prior to the year ended October 31, 1999. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of Ernst & Young LLP, for the years ended October 31, 2000 and 1999, and KPMG LLP, for the periods prior to the year ended October 31, 1999, given on the authority of said firms as experts in accounting and auditing.

STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2


The following information applies generally to the funds advised by the Advisor or the Administrator. "Fund" or "funds" include Liberty Contrarian Small-Cap Fund, Liberty Contrarian Equity Fund, Liberty Contrarian Balanced Fund, Liberty Contrarian Income Fund and Liberty Contrarian Fund, each a series of Colonial Trust III and may include other funds advised by the Administrator. In certain cases, the discussion applies to some but not all of the funds, and you should refer to your Fund's Prospectus and to Part 1 of this SAI to determine whether the matter is applicable to your Fund. You may also be referred to Part 1 for certain data applicable to your Fund.


MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the fund's investment objective, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.

Short Sales


A fund's short sales are subject to special risks. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the fund borrows the security from a third party. The fund is then obligated to return the security to the third party, so the fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.



LOWER RATED DEBT SECURITIES

Lower rated debt securities are those rated lower than Baa by Moody's, BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,


1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;



2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;



3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the fund's achievement of its investment objective and



4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.


In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

FOREIGN SECURITIES

The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxation" below.

OTHER INVESTMENT COMPANIES

The fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

ZERO COUPON SECURITIES (ZEROS)

The fund may invest in zero coupon securities which are securities issued at a significant discount from face value and pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to additional volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements.

CERTIFICATES OF DEPOSITS are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER IS promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

SECURITIES LOANS

The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the fund from the transaction.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the Fund may incur a loss.

REPURCHASE AGREEMENTS


The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS


Upon entering into futures contracts, in compliance with the Securities and Exchange Commission's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The fund may enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC.


Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

OPTIONS ON FUTURES CONTRACTS. The fund will enter into written options on futures contracts only when, in compliance with the Securities and Exchange Commission's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to the Advisor`s ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.


In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

FOREIGN CURRENCY TRANSACTIONS

The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency.

Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.


CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.


A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

PARTICIPATION INTERESTS

The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the fund purchases municipal obligations it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities.) The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES


The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933 (1933 Act). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


TAXES


In this section, all discussions of taxation at the shareholder and fund levels relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.


FEDERAL TAXES. The Fund (even if it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has elected (or in the case of a new Fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the Fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions would generally be taxable as ordinary dividend income to the shareholders.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.

FUND DISTRIBUTIONS. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.

Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a fund's net asset value also reflects unrealized losses.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from Federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 20% tax rate for shareholders who are individuals) regardless of the length of time fund shares are held.

A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993 with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

SALES OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

EXCISE TAX. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.


TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities) and (c) distribute at least 90% of both its ordinary income (inclusive of net short-term capital gains) and its tax-exempt interest income earned each year.



HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund and its shareholders.



SECURITIES ISSUED AT A DISCOUNT. The fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.


FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code (including a holding period requirement imposed pursuant to the 1997 Act), as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.

MANAGEMENT OF THE FUNDS
The Advisor is the investment advisor to each of Liberty Contrarian Small-Cap Fund, Liberty Contrarian Equity Fund, Liberty Contrarian Balanced Fund, Liberty Contrarian Income Fund and Liberty Contrarian Fund. The Advisor is a subsidiary of Liberty Funds Group LLC (LFG), One Financial Center, Boston, MA 02111. LFG is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct majority-owned subsidiary of LFC Management Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Corporate Holdings, Inc., which in turn is a direct wholly-owned subsidiary of LFC Holding, Inc., which in turn is a direct wholly-owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the United States. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.



TRUSTEES AND OFFICERS
Name and Address                Age       Position with Fund   Principal Occupation During Past Five Years
----------------                ---       ------------------   -------------------------------------------

Douglas A. Hacker               44        Trustee              Executive Vice President and Chief Financial Officer of
P.O. Box 66100                                                 UAL, Inc. (airline) since July, 1999; Senior Vice
Chicago, IL 60666                                              President and Chief Financial Officer of UAL, Inc. prior
                                                               thereto.

Janet Langford Kelly            42        Trustee              Executive Vice President-Corporate Development, General
One Kellogg Square                                             Counsel, and Secretary, Kellogg Company (food, beverage
Battle Creek, MI 49016                                         and tobacco manufacturer), since September, 1999; Senior
                                                               Vice President, Secretary and General Counsel, Sara Lee
                                                               Corporation (branded, packaged, consumer-products
                                                               manufacturer) prior thereto.

Richard W. Lowry                64        Trustee              Private Investor since August, 1987 (formerly Chairman
10701 Charleston Drive                                         and Chief Executive Officer, U.S. Plywood Corporation
Vero Beach, FL 32963                                           (building products manufacturer)).

Salvatore Macera                69        Trustee              Private Investor since 1981 (formerly Executive Vice
26 Little Neck Lane                                            President and Director of Itek Corporation (electronics)
New Seabury, MA  02649                                         from 1975 to 1981).

William E. Mayer*               60        Trustee              Managing Partner, Park Avenue Equity Partners
                                                               (venture 500 Park Avenue, 5th Floor capital) since
                                                               1998 (formerly Founding Partner, New York, NY 10022
                                                               Development Capital LLC from 1996 to 1998; Dean and
                                                               Professor, College of Business and Management,
                                                               University of Maryland from October, 1992 to
                                                               November, 1996); Director, Johns Manville (building
                                                               products manufacturer), Lee Enterprises (print and
                                                               on-line media), WR Hambrecht + Co. (financial service
                                                               provider), Systech Retail Systems (retail industry
                                                               technology provider)).

Charles R. Nelson               57        Trustee              Van Voorhis Professor, Department of Economics,
Department of Economics                                        University of Washington; consultant on economic and
University of Washington                                       statistical matters.
Seattle, WA 98195

John J. Neuhauser               57        Trustee              Academic Vice President and Dean of Faculties since
84 College Road                                                August, 1999, Boston College (formerly Dean, Boston
Chestnut Hill, MA 02467-3838                                   College School of Management from September, 1977 to
                                                               September, 1999).

Joseph R. Palombo*              47        Trustee and          Chief Operations Officer of Mutual Funds, Liberty
One Financial Center                      Chairman of the      Financial since August, 2000; Executive Vice President
Boston, MA 02111                          Board                and Director of the Advisor since April, 1999; Executive
                                                               Vice President and Chief Administrative Officer of
                                                               LFG since April, 1999; Director of Stein Roe &
                                                               Farnham Incorporated (Stein Roe) since September 1,
                                                               2000; Trustee and Chairman of the Board of the Stein
                                                               Roe Mutual Funds since October, 2000; Manager of
                                                               Stein Roe Floating Rate Limited Liability Company
                                                               since October, 2000 (formerly Vice President of the
                                                               Funds from April, 1999 to August, 2000 and Chief
                                                               Operating Officer, Putnam Mutual Funds from 1994 to
                                                               1998).

Thomas E. Stitzel               64        Trustee              Business Consultant since 1999 (formerly Professor of
2208 Tawny Woods Place                                         Finance from 1975 to 1999 and Dean from 1977 to 1991,
Boise, ID  83706                                               College of Business, Boise State University); Chartered
                                                               Financial Analyst.

Thomas C. Theobald              62        Trustee              Managing Director, William Blair Capital Partners
Suite 1300                                                     (private equity investing) since 1994; (formerly Chief
222 West Adams Street                                          Executive Officer and Chairman of the Board of Directors,
Chicago, IL 60606                                              Continental Bank Corporation); Director of Xerox
                                                               Corporation (business products and services), Anixter
                                                               International (network support equipment
                                                               distributor), Jones Lang LaSalle (real estate
                                                               management services) and MONY Group (life insurance).

Anne-Lee Verville               55        Trustee              Consultant since 1997 (formerly General Manager, Global
359 Stickney Hill Road                                         Education Industry from 1994 to 1997, and President,
Hopkinton, NH  03229                                           Applications Solutions Division from 1991 to 1994, IBM
                                                               Corporation (global education and global applications)).

J. Kevin Connaughton            36        Treasurer            Treasurer of the Liberty Funds and of the Liberty
One Financial Center                                           All-Star Funds since December, 2000 (formerly Controller
Boston, MA 02111                                               of the Liberty Funds and of the Liberty All-Star Funds
                                                               from February, 1998 to October, 2000); Treasurer of
                                                               the Stein Roe Funds since February 2001 (formerly
                                                               Controller from May, 2000 to February, 2001) Vice
                                                               President of Colonial since February, 1998 (formerly
                                                               Senior Tax Manager, Coopers & Lybrand, LLP from
                                                               April, 1996 to January, 1998; Vice President, 440
                                                               Financial Group/First Data Investor Services Group
                                                               from March, 1994 to April, 1996).

Michael G. Clarke               31        Controller           Controller of the Liberty Funds and of the Liberty
One Financial Center                                           All-Star Funds since December, 2000; Assistant Treasurer
Boston, MA 02111                                               of the Stein Roe Funds since February, 2001; Assistant
                                                               Vice President of Colonial since August, 1999;
                                                               Assistant Vice President of LFG since April, 2000
                                                               (formerly Audit Manager from May, 1997 to August,
                                                               1999, Audit Senior Accountant from September, 1995 to
                                                               May, 1997.

Stephen E. Gibson               47        President            President of the Liberty Funds since June, 1998;
One Financial Center                                           President of Stein Roe Mutual Funds since November, 1999;
Boston, MA 02111                                               Chairman of the Board since July, 1998, Chief Executive
                                                               Officer and President since December, 1996 and
                                                               Director, since July, 1996 of the Advisor (formerly
                                                               Executive Vice President from July, 1996 to December,
                                                               1996); Director, Chief Executive Officer and
                                                               President of LFG since December, 1998 (formerly
                                                               Director, Chief Executive Officer and President of
                                                               The Colonial Group, Inc. (TCG) from December, 1996 to
                                                               December, 1998); Director since September 1, 2000,
                                                               President and Vice Chairman of Stein Roe since
                                                               January, 2000 (formerly Assistant Chairman from
                                                               August, 1998 to January, 2000) (formerly Managing
                                                               Director of Marketing of Putnam Investments from
                                                               June, 1992 to July, 1996).

William J. Ballou               35        Secretary            Secretary of the Liberty Funds and of the Liberty
One Financial Center                                           All-Star Funds since October, 2000 (formerly Assistant
Boston, MA 02111                                               Secretary from October, 1997 to October, 2000); Secretary
                                                               of the Stein Roe Funds since February, 2001 (formerly
                                                               Assistant Secretary from May, 2000 to February,
                                                               2001); Vice President, Assistant Secretary and
                                                               Counsel of Colonial since October, 1997; Vice
                                                               President and Counsel since April, 2000, and
                                                               Assistant Secretary since December, 1998 of LFG
                                                               (formerly Associate Counsel, Massachusetts Financial
                                                               Services Company from May, 1995 to September, 1997).

Kevin M. Carome                 44        Executive Vice       Executive Vice President of Liberty Funds and of the
600 Atlantic Avenue                       President            Liberty All-Star Funds since October, 2000; Executive
Boston, MA 02210                                               Vice President of the Stein Roe Mutual Funds since May,
                                                               1999 (formerly Vice President from April, 1998 to
                                                               May, 1999, Assistant Secretary from April, 1998 to
                                                               February, 2000 and Secretary from February, 2000 to
                                                               May, 2000); Chief Legal Officer of Liberty Financial
                                                               since August, 2000; Senior Vice President, Legal
                                                               since January, 1999 of LFG; Executive Vice President
                                                               and Assistant Secretary of Stein Roe since January,
                                                               2001 (formerly General Counsel and Secretary of Stein
                                                               Roe from January, 1998 to December, 1999); (formerly
                                                               Vice President and Associate General Counsel of
                                                               Liberty Financial from August, 1993 to December,
                                                               1998).


* A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the fund or the Advisor.

The business address of the officers of each fund is One Financial Center, Boston, MA 02111.


The Trustees serve as trustees of all funds for which each Trustee (except Mr. Palombo) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000 and Committee Chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the funds based on each fund's relative net assets and one-third of the fees are divided equally among the funds.



The Advisor has rendered investment advisory services to investment company, institutional or other clients since 1980. The Advisor currently serves as investment advisor for 5 open-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Administrator or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the funds into a master fund/feeder fund structure. Under this structure, a fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

THE MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Administrator pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor or the Administrator including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.

The Advisor may delegate certain or its administrative duties to the Administrator.

THE PRICING AND BOOKKEEPING AGREEMENT
The Administrator provides pricing and bookkeeping services to each fund pursuant to a Pricing and Bookkeeping Agreement. The Administrator paid monthly a fee of $2,250 by each fund, plus a monthly percentage fee based on net assets of the fund equal to the following:

                      1/12 of 0.000% of the first $50 million;
                      1/12 of 0.035% of the next $950 million;
                      1/12 of 0.025% of the next $1 billion; 1/12
                      of 0.015% of the next $1 billion; and 1/12 of 0.001% on the excess over $3 billion

PORTFOLIO TRANSACTIONS


INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the funds and to other institutional, corporate, fiduciary and individual clients. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor or the Administrator. The funds and clients advised by the Advisor or the funds administered by the Administrator sometimes invest in securities in which a Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If a Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as a Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.


BROKERAGE AND RESEARCH SERVICES. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.

The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.

PRINCIPAL UNDERWRITER
LFD is the principal underwriter of the Trust's shares. LFD has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT
LFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFS is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY LFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to LFS or generally by 6 months' notice by LFS to the Fund. The agreement limits the liability of LFS to the Fund for loss or damage incurred by the Fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

CODE OF ETHICS


The fund, the Advisor, the Administrator and LFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the funds.


DETERMINATION OF NET ASSET VALUE


Each fund determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time, 3:00 p.m. Central time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following observed holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities. The net asset value of the Municipal Money Market Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Municipal Money Market Portfolio's Board of Trustees, the net asset value of the Municipal Money Market Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.


Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.


Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, I, S, T or Z shares. The Liberty money market funds will not issue certificates. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.


LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's SAI) to FSF's that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.


From time to time, LFD or its affiliates may elect to make payments to broker-dealers in addition to the commissions described in the funds' SAIs. LFD will reallow to participating broker-dealers the entire sales charge for all sales of Class A shares for orders placed for Individual Retirement Accounts (IRAs) from January 2, 2001 through April 16, 2001 on certain funds. LFD has elected to pay participating dealers an amount equal to 0.50% of the net asset value of certain fund's Class B shares sold to IRA's from January 2, 2001 through April 16, 2001.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.


AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most funds advised by Colonial, The Crabbe Huson Group, Inc., Newport Fund Management, Inc. and Stein Roe & Farnham Incorporated may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.


AUTOMATED DOLLAR COST AVERAGING (Classes A, B and C). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, The Crabbe Huson Group, Inc., Newport Fund Management, Inc. and Stein Roe & Farnham Incorporated in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program.

Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges . These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

TAX-SHELTERED RETIREMENT PLANS. LFD offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank and Trust Company is the Trustee of LFD prototype plans and charges a $10 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFS for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES


RIGHT OF ACCUMULATION AND STATEMENT OF INTENT (Class A and Class T shares only) (Class T shares can only be purchased by the shareholders of Liberty Newport Tiger Fund who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase with prior purchases of Class A, B, C, I, T and Z shares of the funds advised by Colonial Management Associates, Inc., Crabbe Huson Group, Inc., Newport Fund Management, Inc. and Stein Roe & Farnham Incorporated. The applicable sales charge is based on the combined total of:


1.            the current purchase; and
2. the value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund and Class B, C, I, T and Z shares).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. A fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A and Class T shares only).


Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, I, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.


REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B, C , I or T shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any fund at the NAV next determined after LFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.


PRIVILEGES OF EMPLOYEES OR FINANCIAL SERVICE FIRMS. Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor or the Administrator; directors, officers and employees of the Advisor, Administrator, LFD and other companies affiliated with the Advisor and the Administrator; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.


PRIVILEGES OF LIBERTY ACORN FUNDS SHAREHOLDERS. Any shareholder who owned shares of any fund of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by LFD, may purchase Class A shares of any fund distributed by LFD at NAV in those cases where a Liberty Fund Class Z share is not available. Qualifying shareholders will not be subject to Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.



EXCHANGES FOR AFFILIATES OF INVESTMENT ADVISOR. Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual 12b-1 distribution and service fee.


SPONSORED ARRANGEMENTS. Class A and Class T shares (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares) of certain funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and Class T shares (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which the funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.
2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); Otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."
3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.
4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.
5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.
6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LSI for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN
If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

TELEPHONE REDEMPTIONS. All fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.


CHECKWRITING (Available only on the Class A shares of certain funds)


Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. LFS will provide checks to be drawn on Boston Safe Deposit and Trust Company (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.


Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The Bank may charge customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.


NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same Class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.


Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Liberty Money Market Fund and Liberty Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.


HOW TO EXCHANGE SHARES
Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other funds. The prospectus of each fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
A fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History", the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
TOTAL RETURN
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e., cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.


APPENDED RETURN. The total return for Class B, C, I and Z shares (newer class) includes (a) the performance of the newer class of shares since inception and
(b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares. However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class). Performance results reflect any voluntary waivers or reimbursements of fund expenses by the Advisor, Administrator or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.


YIELD
MONEY MARKET. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

NON-MONEY MARKET. The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and, in some cases, state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by the Advisor or its affiliates have been added back to actual expenses.

DISTRIBUTION RATE. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

GENERAL. From time to time, the Fund may discuss, or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such persons' views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund, including the New Value(TM) investment strategy that expands upon the principles of traditional value investing; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar costs averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, the Fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I

                           DESCRIPTION OF BOND RATINGS

                     STANDARD & POOR'S RATINGS SERVICE (S&P)


The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.


The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:
MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                            FITCH INVESTORS SERVICES

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.


                         DUFF & PHELPS CREDIT RATING CO.

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A - Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.

BBB+, BBB, BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                   APPENDIX II



                                DECEMBER 31, 2000



Source                                           Category                           Return (%)
Credit Suisse First Boston:

                                   First Boston High Yield Index- Global             -5.21

Lipper Inc.
                                   AMEX Composite Index P                             2.37
                                   AMEX Computer Tech IX P                          -35.12
                                   AMEX Institutional IX P                          -18.11
                                   AMEX Major Market IX P                            -7.58
                                   Bse Sensex Index                                 -20.65
                                   CAC 40: FFR IX P                                  -0.54
                                   CD Rate 1 Month Index Tr                           6.54
                                   CD Rate 3 Month Index Tr                           6.65
                                   CD Rate 6 Month Index Tr                           6.79
                                   Consumer Price Index                                N/A
                                   COPNHGN SE:DKR IX P                               18.08
                                   DAX:DM IX TR                                      -7.54
                                   Domini 400 Social Index                          -14.38
                                   Dow Jones 65 Comp Av P                             3.21
                                   Dow Jones Ind Average P                           -6.18
                                   Dow Jones Ind Dly Reinv                           -4.85
                                   Dow Jones Ind Mth Reinv                           -4.69
                                   Dow Jones Trans Av P                              -1.03
                                   Dow Jones Trans Av Tr                              0.40
                                   Dow Jones Util Av P                               45.45
                                   Dow Jones Util Av Tr                              50.76
                                   Ft/S&P Act Wld Ex US IX                          -15.18
                                   Ft/S&P Actuaries Wld IX                          -12.23
                                   FT-SE 100:Pd IX P                                -10.21
                                   FT-SE Gold Mines IX                              -26.36
                                   HANG SENG:HNG KNG $ IX P                         -11.00
                                   Jakarta Composite Index                          -38.50
                                   Jasdaq Index:Yen P                               -44.28
                                   Klse Composite Index                             -16.33
                                   Kospi Index                                      -50.92
                                   Lehman 1-3 Govt/Cred Tr                            8.08
                                   Lehman 1-3 Govt/Credit P                           1.48
                                   Lehman Aggregate Bd P                              4.21
                                   Lehman Aggregate Bd Tr                            11.63
                                   Lehman Cr Bd Int P                                 2.02
                                   Lehman Cr Bd Int Tr                                9.46
                                   Lehman Govt Bd Int P                               3.79
                                   Lehman Govt Bd Int Tr                             10.47
                                   Lehman Govt Bd Long P                             12.60
                                   Lehman Govt Bd Long Tr                            20.29
                                   Lehman Govt Bd P                                   6.30
                                   Lehman Govt Bd Tr                                 13.24
                                   Lehman Govt/Cr Bd P                                4.63
                                   Lehman Govt/Cr Bd Tr                              11.85
                                   Lehman Govt/Cr Int P                               3.16
                                   Lehman Govt/Cr Int Tr                             10.12
                                   Lehman High Yield P                              -14.41
                                   Lehman High Yield Tr                              -5.86
                                   Lehman Muni 10 Yr IX P                             4.73
                                   Lehman Muni 10 Yr IX Tr                           10.76

                                   Lehman Muni 3 Yr IX P                              0.77
                                   Lehman Muni 3 Yr IX Tr                             6.23
                                   Lehman Muni 5 Yr IX Tr                             7.72
                                   Lehman Muni Bond IX P                              5.82
                                   Lehman Muni Bond IX Tr                            11.68
                                   MADRID SE:PST IX P                               -12.68
                                   MDAX GERMAN MC IX TR                              13.93
                                   Merrill All CV EX ID IX                            3.50
                                   Merrill Aus Govt IX TR                            13.28
                                   MERRILL BRADY BD IX LA                            14.55
                                   MERRILL EM BRADY BD IX                            25.84
                                   MERRILL JAPAN GOVT IX TR                           2.29
                                   Merrill Pan-Euro Govt IX                           0.56
                                   ML 10+ Yr Treasury IX Tr                          20.19
                                   ML 1-10 YR CORP BD IX P                            1.93
                                   ML 1-10 YR CORP BD IX TR                           9.34
                                   ML 1-3 Yr Muni IX P                                0.23
                                   ML 1-3 Yr Muni IX Tr                               5.68
                                   ML 1-3 Yr Treasury IX P                            1.53
                                   ML 1-3 Yr Treasury IX Tr                           7.99
                                   ML 1-5 Yr Gv/Cp Bd IX P                            2.16
                                   ML 1-5 Yr Gv/Cp Bd IX Tr                           8.88
                                   ML 15 Yr Mortgage IX P                             3.26
                                   ML 15 Yr Mortgage IX Tr                           10.41
                                   ML 1-5 Yr Treasury IX P                            2.28
                                   ML 1-5 Yr Treasury IX Tr                           8.87
                                   ML 3 MO T-Bill IX Tr                               6.18
                                   ML 3-5 Yr Govt IX P                                3.99
                                   ML 3-5 Yr Govt IX Tr                              10.76
                                   ML 3-7 Yr Muni IX Tr                               8.24
                                   ML Corp Master Index P                             1.47
                                   ML Corp Master Index Tr                            9.13
                                   ML CV BD SPEC QUAL IX P                          -21.96
                                   ML CV BD SPEC QUAL IX TR                         -18.86
                                   ML EMG MKT ASIA P IX                              -7.85
                                   ML EMG MKT ASIA TR IX                              1.84
                                   ML EMG MKT EU ME AFR P                            10.46
                                   ML EMG MKT EU ME AFR TR                           21.28
                                   ML EMG MKT LATIN AM P IX                           0.57
                                   ML EMG MKT LATIN AM TR                            10.61
                                   ML Glbl Govt Bond Inx P                           -2.43
                                   ML Glbl Govt Bond Inx Tr                           2.79
                                   ML Glbl Gv Bond IX II P                           -2.96
                                   ML Glbl Gv Bond IX II Tr                           2.37
                                   ML Global Bond Index P                            -1.06
                                   ML Global Bond Index Tr                            5.00
                                   ML Gov/ Corp Master IX T                          11.95
                                   ML Govt Master Index P                             6.12
                                   ML Govt Master Index Tr                           13.11
                                   ML Govt/Corp Master IX P                           4.74
                                   ML HIGH YLD MASTER 2  P                          -13.50
                                   ML HIGH YLD MASTER 2  TR                          -5.12
                                   ML High Yld Master IX P                          -13.35
                                   ML High Yld Master IX Tr                          -3.79
                                   ML Master Muni IX Tr                              17.15
                                   ML Mortgage Master IX P                            3.63
                                   ML Mortgage Master IX Tr                          11.28
                                   ML Treasury Master IX P                            6.34
                                   ML Treasury Master IX Tr                          13.37
                                   ML US CP/GV 10+ YR IX P                            8.57

                                   ML US CP/GV 10+ YR IX TR                          16.54
                                   ML US DOM MASTER  IX P                             4.38
                                   ML US DOM MASTER  IX TR                           11.73
                                   MSCI AC Americas Free GD                         -11.90
                                   MSCI AC Americas Free ID                         -12.95
                                   MSCI AC Asia Fr-Ja IX GD                         -35.22
                                   MSCI AC Asia Fr-Ja IX ID                         -36.30
                                   MSCI AC Asia Pac - Ja GD                         -28.39
                                   MSCI AC Asia Pac - Ja ID                         -29.75
                                   MSCI AC Asia Pac Fr-J GD                         -29.97
                                   MSCI AC Asia Pac Fr-J ID                         -31.40
                                   MSCI AC Asia Pac IX GD                           -28.15
                                   MSCI AC Asia Pac IX ID                           -28.91
                                   MSCI AC Europe IX GD                              -8.87
                                   MSCI AC Europe IX ID                             -10.37
                                   MSCI AC Fe - Ja IX GD                            -33.98
                                   MSCI AC Fe - Ja IX ID                            -34.99
                                   MSCI AC Fe Free IX GD                            -29.96
                                   MSCI AC Fe Free IX ID                            -30.58
                                   MSCI AC Fe Fr-Ja IX GD                           -36.80
                                   MSCI AC Fe Fr-Ja IX ID                           -37.88
                                   MSCI AC Pac Fr-Jpn IX GD                         -30.73
                                   MSCI AC Pac Fr-Jpn IX ID                         -32.19
                                   MSCI AC Pacific IX ID                            -29.07
                                   MSCI AC World Free IX GD                         -13.94
                                   MSCI AC World Fr-USA GD                          -15.09
                                   MSCI AC World Fr-USA ID                          -16.34
                                   MSCI AC World IX GD                              -13.92
                                   MSCI AC World IX ID                              -15.06
                                   MSCI AC World-USA IX GD                          -15.03
                                   MSCI AC Wrld Fr-Ja IX GD                         -11.93
                                   MSCI AC Wrld Fr-Ja IX ID                         -13.18
                                   MSCI AC Wrld-Ja IX GD                            -11.93
                                   MSCI AC Wrld-Ja IX ID                            -13.18
                                   MSCI Argentina IX GD                             -25.07
                                   MSCI Argentina IX ID                             -26.08
                                   MSCI Australia IX GD                              -9.09
                                   MSCI Australia IX ID                             -11.95
                                   MSCI Australia IX ND                              -9.95
                                   MSCI Austria IX GD                               -11.46
                                   MSCI Austria IX ID                               -13.43
                                   MSCI Austria IX ND                               -11.96
                                   MSCI Belgium IX GD                               -16.25
                                   MSCI Belgium IX ID                               -18.60
                                   MSCI Belgium IX ND                               -16.85
                                   MSCI BRAZIL FREE IX GD                           -11.37
                                   MSCI BRAZIL FREE IX ID                           -14.20
                                   MSCI BRAZIL IX GD                                 -5.68
                                   MSCI BRAZIL IX P                                  -8.65
                                   MSCI Canada IX GD                                  5.64
                                   MSCI Canada IX ID                                  4.42
                                   MSCI Canada IX ND                                  5.34
                                   MSCI Chile IX GD                                 -15.14
                                   MSCI Chile IX ID                                 -16.98
                                   MSCI China Free IX ID                            -32.19
                                   MSCI Colombia IX GD                              -38.85
                                   MSCI Colombia IX ID                              -41.19
                                   MSCI Czech Rep IX GD                               1.62
                                   MSCI Czech Rep IX ID                               0.71
                                   MSCI Denmark IX GD                                 3.71


                                   MSCI Denmark IX ID                                 2.66
                                   MSCI Denmark IX ND                                 3.44
                                   MSCI EAFE - JAPAN IX ND                           -8.94
                                   MSCI EAFE - UK IX GD                             -14.81
                                   MSCI EAFE - UK IX ID                             -15.88
                                   MSCI EAFE - UK IX ND                             -15.07
                                   MSCI EAFE + Canada IX GD                         -13.16
                                   MSCI EAFE + Canada IX ID                         -14.40
                                   MSCI EAFE + Canada IX ND                         -13.37
                                   MSCI EAFE + Em IX GD                             -15.81
                                   MSCI EAFE + EM IX ID                             -17.06
                                   MSCI EAFE + EMF IX GD                            -15.88
                                   MSCI EAFE + EMF IX ID                            -17.13
                                   MSCI EAFE Fr IX ID                               -15.21
                                   MSCI EAFE G IX ID                                -25.19
                                   MSCI EAFE GDP Wt IX GD                           -15.30
                                   MSCI EAFE GDP Wt IX ID                           -16.45
                                   MSCI EAFE GDP Wt IX ND                           -15.53
                                   MSCI EAFE GROWTH IX GD                           -24.40
                                   MSCI EAFE IX GD                                  -13.96
                                   MSCI EAFE IX ID                                  -15.21
                                   MSCI EAFE IX ND                                  -14.17
                                   MSCI EAFE V IX ID                                 -4.63
                                   MSCI EAFE VALUE IX GD                             -2.82
                                   MSCI EASEA IX GD                                  -8.68
                                   MSCI EASEA IX ID                                 -10.26
                                   MSCI EASEA IX ND                                  -8.94
                                   MSCI Em Asia IX GD                               -38.60
                                   MSCI Em Asia IX ID                               -39.32
                                   MSCI Em Eur/Mid East GD                          -22.30
                                   MSCI Em Eur/Mid East ID                          -23.38
                                   MSCI Em Europe IX GD                             -34.64
                                   MSCI Em Europe IX ID                             -35.31
                                   MSCI Em Far East IX GD                           -41.08
                                   MSCI Em Far East IX ID                           -41.76
                                   MSCI Em IX GD                                    -28.84
                                   MSCI Em IX ID                                    -30.00
                                   MSCI Em Latin Am IX GD                           -14.00
                                   MSCI Em Latin Am IX ID                           -15.92
                                   MSCI EMF Asia IX GD                              -41.79
                                   MSCI EMF Asia IX ID                              -42.55
                                   MSCI EMF Far East IX GD                          -45.12
                                   MSCI EMF Far East IX ID                          -45.84
                                   MSCI EMF IX GD                                   -30.61
                                   MSCI EMF IX ID                                   -31.80
                                   MSCI EMF Latin Am IX GD                          -16.57
                                   MSCI EMF Latin Am IX ID                          -18.38
                                   MSCI Europe - UK IX GD                            -7.12
                                   MSCI Europe - UK IX ID                            -8.43
                                   MSCI Europe - UK IX ND                            -7.47
                                   MSCI Europe GDP Wt IX ID                         -19.97
                                   MSCI Europe IX GD                                 -8.14
                                   MSCI Europe IX ID                                  2.36
                                   MSCI Europe IX ND                                 -8.39
                                   MSCI EUROPEAN GR IX GD                           -16.51
                                   MSCI European Union GD                            -9.96
                                   MSCI European Union ID                           -11.48
                                   MSCI EUROPEAN VL IX GD                             0.06
                                   MSCI Far East Free IX ID                         -27.60
                                   MSCI Far East IX GD                              -27.00

                                   MSCI Far East IX ID                              -27.60
                                   MSCI Far East IX ND                              -27.09
                                   MSCI Finland IX GD                               -14.01
                                   MSCI Finland IX ID                               -14.71
                                   MSCI Finland IX ND                               -14.21
                                   MSCI France IX GD                                 -4.06
                                   MSCI France IX ID                                 -5.05
                                   MSCI France IX ND                                 -4.31
                                   MSCI Germany IX GD                               -15.27
                                   MSCI Germany IX ID                               -16.48
                                   MSCI Germany IX ND                               -15.59
                                   MSCI Greece IX GD                                -41.63
                                   MSCI Greece IX ID                                -42.52
                                   MSCI Hong Kong IX GD                             -14.74
                                   MSCI Hong Kong IX ID                             -16.98
                                   MSCI Hongkong IX ND                              -14.74
                                   MSCI Hungary IX GD                               -26.80
                                   MSCI Hungary IX ID                               -27.66
                                   MSCI India IX GD                                 -21.74
                                   MSCI India IX ID                                 -22.82
                                   MSCI Indonesia IX GD                             -61.90
                                   MSCI Indonesia IX ID                             -63.04
                                   MSCI Ireland IX ID                               -14.32
                                   MSCI Israel Dom IX ID                             13.79
                                   MSCI Israel IX ID                                 24.75
                                   MSCI Israel Non Dom Ixid                          46.48
                                   MSCI Italy IX GD                                  -0.82
                                   MSCI Italy IX ID                                  -2.70
                                   MSCI Italy IX ND                                  -1.33
                                   MSCI JAPAN GROWTH IX GD                          -42.98
                                   MSCI Japan IX GD                                 -28.07
                                   MSCI Japan IX ID                                 -28.54
                                   MSCI Japan IX ND                                 -28.16
                                   MSCI JAPAN VALUE IX GD                           -11.01
                                   MSCI Jordan IX GD                                -23.18
                                   MSCI Jordan IX ID                                -24.65
                                   MSCI Kokusai IX GD                               -10.62
                                   MSCI Kokusai IX ID                               -11.86
                                   MSCI Kokusai IX ND                               -10.91
                                   MSCI Korea IX GD                                 -49.62
                                   MSCI Korea IX ID                                 -50.35
                                   MSCI Luxembourg IX ID                              2.20
                                   MSCI Malaysia IX GD                              -15.30
                                   MSCI Malaysia IX ID                              -16.60
                                   MSCI Mexico Free IX GD                           -20.49
                                   MSCI Mexico Free IX ID                           -21.51
                                   MSCI Mexico IX GD                                -20.49
                                   MSCI Mexico IX ID                                -21.51
                                   MSCI N American G IX ID                          -27.09
                                   MSCI N American Vl IX ID                           1.93
                                   MSCI Netherland IX GD                             -3.64
                                   MSCI Netherland IX ID                             -5.41
                                   MSCI Netherland IX ND                             -4.09
                                   MSCI New Zealand IX GD                           -33.05
                                   MSCI New Zealand IX ID                           -36.30
                                   MSCI New Zealand IX ND                           -33.55
                                   MSCI Nordic IX GD                                -14.69
                                   MSCI Nordic IX ID                                -15.58
                                   MSCI Nordic IX ND                                -14.94
                                   MSCI Norway IX GD                                 -0.38

                                   MSCI Norway IX ID                                 -2.40
                                   MSCI Norway IX ND                                 -0.89
                                   MSCI Nth Amer IX GD                              -11.76
                                   MSCI Nth Amer IX ID                              -12.79
                                   MSCI Nth Amer IX ND                              -12.06
                                   MSCI Pac - Japan IX GD                           -15.19
                                   MSCI Pac - Japan IX ID                           -17.48
                                   MSCI Pac - Japan IX ND                           -15.56
                                   MSCI PAC FREE GR IX GD                           -39.87
                                   MSCI PAC FREE VL IX GD                            -9.01
                                   MSCI PAC FR-JPN GR IX GD                         -28.38
                                   MSCI PAC FR-JPN VL IX GD                           2.64
                                   MSCI Pacific Free IX ID                          -26.41
                                   MSCI Pacific Fr-Jpn ID                           -17.48
                                   MSCI Pacific IX GD                               -25.64
                                   MSCI Pacific IX ID                               -26.41
                                   MSCI Pacific IX ND                               -25.78
                                   MSCI Pakistan IX GD                              -11.87
                                   MSCI Pakistan IX ID                              -13.78
                                   MSCI Peru IX GD                                  -23.82
                                   MSCI Peru IX ID                                  -26.72
                                   MSCI Philippines Fr Ixgd                         -45.01
                                   MSCI Philippines Fr Ixid                         -45.29
                                   MSCI Philippines IX GD                           -42.06
                                   MSCI Philippines IX ID                           -42.46
                                   MSCI Portugal IX GD                               -9.90
                                   MSCI Portugal IX ID                              -12.17
                                   MSCI Russia IX GD                                -30.03
                                   MSCI Russia IX ID                                -30.39
                                   MSCI Sing/Mlysia IX GD                           -27.72
                                   MSCI Sing/Mlysia IX ID                           -28.65
                                   MSCI Sing/Mlysia IX ND                           -27.72
                                   MSCI Singapore Fr IX GD                          -27.72
                                   MSCI Singapore Fr IX ID                          -28.65
                                   MSCI South Africa IX GD                          -17.19
                                   MSCI South Africa IX ID                          -19.60
                                   MSCI Spain IX GD                                 -15.54
                                   MSCI Spain IX ID                                 -16.83
                                   MSCI Spain IX ND                                 -15.86
                                   MSCI Sri Lanka IX GD                             -40.73
                                   MSCI Sri Lanka IX ID                             -43.91
                                   MSCI Sweden IX GD                                -21.01
                                   MSCI Sweden IX ID                                -21.94
                                   MSCI Sweden IX ND                                -21.29
                                   MSCI Swtzrlnd IX GD                                6.38
                                   MSCI Swtzrlnd IX ID                                4.88
                                   MSCI Swtzrlnd IX ND                                5.85
                                   MSCI Taiwan IX GD                                -44.90
                                   MSCI Taiwan IX ID                                -45.35
                                   MSCI Thailand IX GD                              -52.60
                                   MSCI Thailand IX ID                              -53.21
                                   MSCI Turkey IX GD                                -45.65
                                   MSCI Turkey IX ID                                -46.16
                                   MSCI UK IX GD                                    -11.53
                                   MSCI UK IX ID                                    -13.55
                                   MSCI UK IX ND                                    -11.53
                                   MSCI USA IX GD                                   -12.54
                                   MSCI USA IX ID                                   -13.56
                                   MSCI USA IX ND                                   -12.84
                                   MSCI Venezuela IX GD                               4.47

                                   MSCI Venezuela IX ID                               0.78
                                   MSCI World - UK IX GD                            -13.11
                                   MSCI World - UK IX ID                            -14.16
                                   MSCI World - UK IX ND                            -13.40
                                   MSCI World - USA IX GD                           -13.16
                                   MSCI World - USA IX ID                           -14.40
                                   MSCI World - USA IX ND                           -13.37
                                   MSCI World Free IX ND                            -13.18
                                   MSCI World GDP Wt IX ID                          -14.90
                                   MSCI WORLD GROWTH IX ID                          -26.12
                                   MSCI World IX Free ID                            -14.05
                                   MSCI World IX GD                                 -12.92
                                   MSCI World IX ID                                 -14.05
                                   MSCI World IX ND                                 -13.18
                                   MSCI WORLD VALUE IX ID                            -1.30
                                   MSCI WORLD-USA GR IX GD                          -24.09
                                   MSCI World-USA VL IX GD                           -1.59
                                   MSCI Wrld - Austrl IX GD                         -12.97
                                   MSCI Wrld - Austrl IX ID                         -14.08
                                   MSCI Wrld - Austrl IX ND                         -13.22
                                   MSCI WRLD EX USA SC ID                            -8.84
                                   MSCI WRLD FINANCIALS GD                           10.62
                                   MSCI WRLD FINANCIALS ID                            8.48
                                   MSCI WRLD HEALTHCARE GD                           26.96
                                   MSCI WRLD HEALTHCARE ID                           25.54
                                   MSCI WRLD INFO TECH GD                           -41.69
                                   MSCI WRLD INFO TECH ID                           -41.80
                                   MSCI WRLD TECH HDWR GD                           -34.84
                                   MSCI WRLD TECH HDWR ID                           -34.98
                                   MSCI WRLD TELECOM GD                             -42.49
                                   MSCI WRLD TELECOM ID                             -41.72
                                   NASDAQ 100 IX P                                  -36.84
                                   NASDAQ Bank IX P                                  14.67
                                   NASDAQ Composite IX P                            -39.29
                                   NASDAQ Industrial IX P                           -33.76
                                   NASDAQ Insurance IX P                             15.67
                                   NASDAQ Natl Mkt Cmp IX                           -39.27
                                   NASDAQ Natl Mkt Ind IX                           -33.73
                                   NASDAQ Transport IX P                             16.14
                                   Nikkei 225 Avg:Yen P                             -27.19
                                   NYSE Composite P                                   1.01
                                   NYSE Finance IX P                                 25.23
                                   NYSE Industrials IX P                             -3.01
                                   NYSE Transportation IX                            -0.84
                                   NYSE Utilities IX P                              -13.81
                                   OSLO SE TOT:FMK IX P                              -1.68
                                   Philippines Composite IX                         -30.26
                                   PSE Technology IX P                              -16.22
                                   Russell 1000 Grow IX Tr                          -22.42
                                   Russell 1000 IX P                                 -8.84
                                   Russell 1000 IX Tr                                -7.79
                                   Russell 1000 Value IX Tr                           7.01
                                   Russell 2000 Grow IX Tr                          -22.43
                                   Russell 2000 IX P                                 -4.20
                                   Russell 2000 IX Tr                                -3.02
                                   Russell 2000 Value IX Tr                          22.83
                                   Russell 3000 IX P                                 -8.52
                                   Russell 3000 IX Tr                                -7.46
                                   Russell Midcap G IX TR                           -11.75
                                   Russell Midcap IX Tr                               8.25

                                   Russell Midcap V  IX TR                           19.18
                                   S & P 100 Index P                                -13.42
                                   S & P 500 Daily Reinv                             -9.10
                                   S & P 500 Index P                                -10.14
                                   S & P 500 Mnthly Reinv                            -9.10
                                   S & P 600 Index P                                 11.02
                                   S & P 600 Index Tr                                11.80
                                   S & P Financial IX P                              23.83
                                   S & P Financial IX Tr                             26.08
                                   S & P Industrial IX Tr                           -16.25
                                   S & P Industrials P                              -17.05
                                   S & P Midcap 400 IX P                             16.21
                                   S & P Midcap 400 IX Tr                            17.50
                                   S & P Transport Index P                           16.88
                                   S & P Transport IX Tr                             18.52
                                   S & P Utility Index P                             54.30
                                   S & P Utility Index Tr                            59.67
                                   S & P/Barra Growth IX Tr                         -22.08
                                   S & P/BARRA MC G IX TR                             9.16
                                   S & P/BARRA MC V IX TR                            27.84
                                   S & P/BARRA SC G IX TR                             0.57
                                   S & P/BARRA SC V IX TR                            20.86
                                   S & P/Barra Value IX Tr                            6.08
                                   SB Cr-Hdg Nn-US Wd IX Tr                           9.64
                                   SB Cr-Hdg Wd Gv Bd IX Tr                          10.67
                                   SB Non-US Wd Gv Bd IX Tr                          -2.63
                                   SB Wd Gv Bd:Austrl IX Tr                          -3.71
                                   SB Wd Gv Bd:Germny IX Tr                           0.51
                                   SB Wd Gv Bd:Japan IX Tr                           -8.47
                                   SB Wd Gv Bd:UK IX Tr                               1.02
                                   SB Wd Gv Bd:US IX Tr                              13.48
                                   SB World Govt Bond IX Tr                           1.59
                                   SB World Money Mkt IX Tr                          -2.74
                                   Straits Times Index                              -22.08
                                   SWISS PERF:SFR IX TR                              11.91
                                   TAIWAN SE:T$ IX P                                -46.04
                                   T-Bill 1 Year Index Tr                             5.96
                                   T-Bill 3 Month Index Tr                            5.99
                                   T-Bill 6 Month Index Tr                            6.08
                                   Thailand Set Index                               -44.14
                                   TOKYO 2ND SCT:YEN IX P                           -25.80
                                   TOKYO SE(TOPIX):YEN IX P                         -25.46
                                   TORONTO 300:C$ IX P                                6.18
                                   TORONTO SE 35:C$ IX P                             17.62
                                   Value Line Cmp IX-Arth                             9.65
                                   Value Line Cmp IX-Geom                            -8.72
                                   Value Line Industrl IX                            -9.41
                                   Value Line Railroad IX                             9.65
                                   Value Line Utilties IX                            10.30


The National Association
of Real Estate
Investment Trust:

                                   Real Estate Investment Trust Index                26.36



Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.



*in U.S. currency

Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

*in U.S. currency

                             LIBERTY CONTRARIAN FUND
                       A SERIES OF LIBERTY FUNDS TRUST III
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2001



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of the Fund. This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 1, 2001. This SAI should be read together with the Prospectus and the Fund's most recent annual report dated October 31, 2000. Investors may obtain a free copy of the Prospectus and the annual report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Auditors appearing in the Fund's October 31, 2000 annual report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS


        PART 1                                                              PAGE

        Definitions
        Organization and History
        Investment Objective and Policies
        Fundamental Investment Policies
        Other Investment Policies
        Portfolio Turnover
        Fund Charges and Expenses
        Investment Performance
        Custodian of the Fund
        Independent Auditors of the Fund



        PART 2

        Miscellaneous Investment Practices
        Taxes
        Management of the Funds
        Determination of Net Asset Value
        How to Buy Shares
        Special Purchase Programs/Investor Services
        Programs for Reducing or Eliminating Sales Charges
        How to Sell Shares
        Distributions
        How to Exchange Shares
        Suspension of Redemptions
        Shareholder Liability
        Shareholder Meetings
        Performance Measures
        Appendix I
        Appendix II

                                     PART 1
                             LIBERTY CONTRARIAN FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2001

DEFINITIONS

        "Trust"              Liberty Funds Trust III
        "Fund"               Liberty Contrarian Fund
        "Advisor"            Crabbe Huson Group, Inc., the Fund's investment advisor
        "Administrator"      Colonial Management Associates, Inc., the Fund's administrator
        "LFD"                Liberty Funds Distributor, Inc., the Fund's distributor
        "LFS"                Liberty Funds Services, Inc., the Fund's shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1986. The Fund, a diversified series of the Trust, represents the entire interest in a separate series of the Trust. The Fund commenced investment operations on December 1, 1998.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

On November 1, 2000, Liberty Financial Companies, Inc. (Liberty Financial), an intermediate parent of the advisor, announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial. Effective April 1, 1999, the Trust changed its name from Colonial Trust III to its current name. Effective July 14, 2000, the Fund changed its name from Crabbe Huson Contrarian Fund to its current name.


INVESTMENT OBJECTIVE AND POLICIES

The Fund's Prospectus describes its investment goal and investment policies.
Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are utilized by the Fund:



        Foreign Securities                                Securities Loans
        Repurchase Agreements                             Forward Commitments
        Rule 144A Securities                              Options on Securities
        Futures Contracts and Related Options             Small Companies
        Mortgage-Backed Securities



Except as indicated under "Fundamental Investment Policies," the Fund's investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

The Fund may:

1. Borrow from banks, other affiliated funds and other persons to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options as long as the total initial margin and premiums do not exceed 5% of total assets;

                                       b

4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the 1940 Act;

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements; and

7. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of the Fund's assets, purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States or any agency or instrumentality thereof) if, as a result of such purchase, more than 5% of the Fund's total assets would be invested in the securities of such issuer.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Have a short sales position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of securities; and

2.       Invest more than 15% of its net assets in illiquid assets.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

PORTFOLIO TURNOVER

Portfolio turnover is included in the Prospectuses under "Financial Highlights." High portfolio turnover may cause a Fund to realize capital gains which, if realized and distributed by a Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund.


FUND CHARGES AND EXPENSES

Under the Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.85% (subject to reductions that the Advisor may agree to periodically).

The Fund pays the Administrator a monthly pricing and bookkeeping fee of $2,250 plus the following percentages of the Fund's average daily net assets over $50 million (subject to reductions that the Administrator may agree to periodically):


       0.035% annually on the next $950 million
       0.025% annually on the next $1 billion
       0.015% annually on the next $1 billion
       0.001% annually on the excess over $3 billion

Under the Fund's shareholders' servicing and transfer agency agreement, the Fund pays LFS a monthly fee at the annual rate of 0.07% of the average daily closing value of the total net assets of the Fund for such month. In addition, total compensation, the Fund pays LFS the following fees:

1. A transaction fee of $1.18 per transaction occurring in Fund accounts during any month; PLUS

2. An account fee for open accounts of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS

3. An account fee for closed accounts of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS

4. The Fund's allocated share of LFS reimbursement for out-of-pocket expenses.



                                       c

RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, LFD AND LFS (for fiscal year ended October 31) (dollars in thousands)


                                                       2000         1999 (a)
                                                       ----         --------
Management fee                                          $37            $26
Administration fee                                        2              2
Bookkeeping fee                                           5             25
Shareholder service and transfer agent fee                7              8
12b-1 fees:
  Service fee (Classes A, B and C)                       10              8
  Distribution fee (Class B)                              1            (b)
  Distribution fee (Class C)                            (b)            (b)
  Fees and expenses waived or borne by the Advisor      (76)          (113)


(a)      The Fund commenced investment operations on December 1, 1998.

(b)      Rounds to less than one.

BROKERAGE COMMISSIONS (for the fiscal year ended October 31 (dollars in thousands)


                                         2000                  1999 (c)
                                         ----                  --------
Total commissions                        $20                     $18
Directed transactions(d)                   0                       8
Commissions on directed transactions       0                     (e)
Commissions paid to Alpha Trade Inc.(f)    9                       0

(c)      The Fund commenced investment operations on December 1, 1998

(d) See "Management of the Funds - Portfolio Transactions - Brokerage and Research Services" in Part 2 of this SAI.

(e)      Rounds to less than one.

(f) Registered broker-dealer used for buying or selling equity securities for the Fund. See "How the Fund is Managed" in the Prospectus for more information.


TRUSTEES AND TRUSTEES' FEES

For the fiscal year ended October 31, 2000 and calendar year ended December 31, 2000, the Trustees received the following compensation for serving as Trustees(g):

                                                                              Total Compensation from the Fund
                                Aggregate Compensation From the Fund for    Complex Paid to the Trustees for the
                                         the Fiscal Year ended                       Calendar Year ended
Trustee                                     October 31, 2000                        December 31, 2000(h)
-------                                     ----------------                        --------------------
Robert J. Birnbaum (i)                            $43                                          $0
Tom Bleasdale(j)                                  531(k)                                  106,000(k)
John V. Carberry (l)                              N/A                                        N/A
Lora S. Collins(j)                                476                                      96,000
James E. Grinnell(j)                              506                                     102,000
Douglas A. Hacker (m)                               0                                           0
Janet Langford Kelly (m)                            0                                           0
Richard W. Lowry                                  491                                      99,000
Salvatore Macera                                  486                                      98,000
William E. Mayer                                  496                                     100,000
James L. Moody, Jr.(j)                            526(n)                                  105,000(n)
Charles R. Nelson (m)                               0                                           0
John J. Neuhauser                                 511                                     210,000
Joseph R. Palombo (o)                             N/A                                         N/A
Thomas Stitzel                                    481                                      97,000
Robert L. Sullivan (p)                            230                                      34,033


                                       d

Thomas C. Theobald (l)                              0                                           0
Anne-Lee Verville                                 475(p)                                   94,667(q)



(g) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(h) At December 31, 2000, the complex consisted of 49 open-end and 9 closed-end management investment portfolios in the Liberty Funds Group
         - Boston (Liberty Funds) and 17 open-end management investment portfolios in the Liberty Variable Investment Trust (LVIT) (together, the Liberty Fund Complex).

(i) Retired as Trustee of the Trust and the Liberty Fund Complex on December 31, 1999.

(j) Resigned as Trustee of the Trust and the Liberty Fund Complex on December 27, 2000.

(k) For the fiscal year ended October 31, 2000, compensation includes $3,218 payable in later years as deferred compensation. For the calendar year ended December 31, 2000, compensation includes $52,000 payable in later years as deferred compensation.

(l) Resigned as Trustee of the Trust and the Liberty Fund Complex on August 4, 2000. Mr. Carberry did not receive compensation because he was an affiliated Trustee and employee of Liberty Financial.

(m)      Elected by the shareholders of the Fund on December 27, 2000.

(n) Total compensation of $6,562 for the fiscal year ended October 31, 2000, was paid on January 31, 2001. Total compensation of $105,000 for the calendar year ended December 31, 2000, was paid on January 31, 2001.

(o) Elected by the Trustees of the Liberty Fund Complex on August 23, 2000. Elected by the shareholders of the Fund on December 27, 2000. Mr. Palombo does not receive compensation because he is an affiliated Trustee and employee of the Administrator.

(p) Retired as Trustee of the Trust and the Liberty Fund Complex on April 20, 2000.

(q) Total compensation of $5,928 for the fiscal year ended October 31, 2000, will be payable in later years as deferred compensation. Total compensation of $94,667 for the calendar year ended December 31, 2000, will be payable in later years as deferred compensation.


The following table sets forth the compensation paid to Ms. Kelly and Messrs. Hacker, Nelson and Theobald in their capacities as trustees of the Stein Roe Fund Complex (q):


                                   Total Compensation from the Stein Roe
                                   Fund Complex Paid to the Trustees for
  Trustee                          the Calendar Year Ended December 31,
                                                   2000


                                        e

  Douglas A. Hacker                               $97,500
  Janet Langford Kelly                             93,000
  Charles R. Nelson                                97,500
  Thomas C. Theobald                               97,500

(q) As of December 31, 2000, the Stein Roe Fund Complex consisted of the Liberty Floating Rate Fund, the Stein Roe Floating Rate Limited Liability Company, Liberty-Stein Roe Institutional Floating Rate Income Fund, and the following open-end mutual funds: 4 series of Liberty-Stein Roe Funds Income Trust, 4 series of Liberty-Stein Roe Funds Municipal Trust, 12 series of Liberty-Stein Roe Funds Investment Trust, 4 series of Liberty-Stein Roe Advisor Trust, 1 series of Stein Roe Trust, 12 portfolios of SR&F Base Trust, and 5 series of SteinRoe Variable Investment Trust.

As of the shareholder meeting on December 27, 2000, the Liberty Fund Complex and the Stein Roe Fund Complex were merged into one Fund Complex. Effective on December 27, 2000, the Trustees serve as Trustees for all the Funds in both the Liberty Fund Complex and the Stein Roe Fund Complex.

For the calendar year ended December 31, 2000, some of the Trustees received the following compensation in their capacities as trustees or directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc.
and Liberty Funds Trust IX (together, Liberty All-Star Funds):

                                Total Compensation from Liberty
                                All-Star Funds for the Calendar
TRUSTEE                         Year Ended December 31, 2000(r)

Robert J. Birnbaum                         $25,000
John V. Carberry (s)                           N/A
James E. Grinnell                           25,000
Richard W. Lowry                            25,000
William E. Mayer                            25,000
John J. Neuhauser                           25,000
Joseph R. Palombo (t)                          N/A

(r) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).

(s) Resigned as Trustee and Director of the Liberty All-Star Funds on August 4, 2000. Mr. Carberry did not receive compensation because he was an affiliated Trustee and Director and employee of Liberty Financial.

(t) Elected by the Trustees and Directors of the Liberty All-Star Funds on October 25, 2000. Mr. Palombo does not receive compensation because he is an affiliated Trustee and Director and employee of the Administrator.



                                       f

OWNERSHIP OF THE FUND


As of January 31, 2001, the officers and trustees of the Trust as a group owned of record less than 1% of the then outstanding shares of the Fund.

As of January 31, 2001, James Crabbe, President of the Advisor, owned % of the outstanding shares of the Fund and Richard Huson & Yvonne M. Huson TTees of The Richard S. Huson Trust owned % of the outstanding shares of the Fund and, therefore, may be deemed to "control" the Fund.

As of record on January 31, 2001, the following shareholders of record owned 5% or more of one or more of each Class of the Fund's outstanding shares:

Class A
Charles Schwab & Co Inc. Special Custody A/C for benefit cust., 101 Montgomery Street, San Francisco, CA 94104-4122, 1,031,584.7270 shares, 22.45%

Yvonne M. Huson & Richard S. Huson Marital Trust, 2480 NW Tower Rock Road, Bend, OR 97701-5609, 110,429.3830 shares, 55.92%

Union Bank of California, IRA of John E. Maack, Jr. Rollover, 2112 Goodall CT Lake Oswego, OR 97034-1564, 29, 005.4720 shares, 14.69%

Class B

Advest Bank TTEE, Jacob Levinson Marital Trust, 90 State House Square, Hartford, CT 06103-3708, 9,166.5780 shares, 7.27%

Prudential Securities Inc. FBO Mr. J. Jimenez, Jr. J. Torres & Mrs. C. Marty Co TTEES, San Juan, PR 00902, 16,886.6340 shares, 13.40%

Mary E. Angulo, 1753 Sunny Crest Lane, Bonita, CA 91902-4056, 7,472.9140 shares, 5.93%

Class C

Colonial Management Associates, Attn: Finance Department, One Financial Center, Boston, MA 02111 (shares, %)

LPL Financial Services, 9785 Towne Centre Drive, San Diego, Alberta 92121-1968-
305.5290 shares, 5.38%

Orville B. Lamb & Edna M. Lamb Orville Paul Lamb JTWROS, 101 Honeysuckle, Casper, WY 82604-4043, 303.2520 shares, 5.34%

Donald Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303-2052, 451.8000 shares, 7.96%

Donald Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303-2052, 362.0630 shares, 6.38%

Investors Bank & Trust Rollover IRA, Thomas Connolly, 14 Chaucer Drive, Huntington, CT 06484-1704, 317.4880 shares, 5.59%

NFSC FEBO #BQ7-364851, Bonnie Rae Cantwell, 3827 Greendale Drive, Fort Wayne, IN 46815-4824, 328.0900 shares, 5.78%

NFSC FEBO #BQ7-356182, Bonnie R. Cantwell TTEE, Richard W. Cantwell Family Trust, 3847 Greendale Drive, Fort Wayne, IN 46815-4824, 575.4890 shares, 10.13%

NFSC FEBO #BQ7-356182, Bonnie M. Farella, 1265 Biscayne, Elk Grove VLG, IL 60007-3470, 1,108.0410 shares, 19.51%

NFSC FEBO #BQ7-988251, FBO Carolyn A. Shimer, 12421 Glen Lake Drive, Fort Wayne, IN 46814-9505, 312.6600 shares, 5.51%





At January 31, 2001, there were 63 Class A, 132 Class B and 25 Class C shareholders.

SALES CHARGES (for period ended October 31) (dollars in thousands)

                                                                  Class A Shares
                                                                     2000
Aggregate initial sales charges on Fund share sales                $2,368
Initial sales charges retained by LFD                                 338
Aggregate contingent deferred sales charges (CDSC)
  on Fund redemptions retained by LFD                               1,290

                                                                  Class B Shares
                                                                     2000


Aggregate CDSC on Fund redemptions retained by LFD                     $0


                                                                  Class C Shares
                                                                     2000
Aggregate CDSC on Fund redemptions retained by LFD                     $0




                                       h

12B-1 PLAN, CDSC AND CONVERSION OF SHARES

The Fund offers three classes of shares, including Class A, Class B and Class C. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) pursuant to Rule 12b-1 under the Act for each of the Class A, Class B and Class C shares of the Fund. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.25% of net assets attributed to the Class A, Class B and Class C shares and a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees.

The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit shareholders of each class of the Fund. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a contingent deferred sales charge (CDSC). Class B shares are offered at net asset value subject to a CDSC if redeemed withina certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee. See the prospectus for a description of the different programs.

SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Fund were:



                                                               Fiscal year ended October 31, 2000 (v)
                                                               --------------------------------------
                                                             Class A Shares   Class B Shares   Class C Shares
                                                             --------------   --------------   --------------
Fees to FSFs                                                      $10               $32              (w)
Cost of sales material relating to the Fund (including
printing                                                            2
   and mailing expenses)                                                             5               (w)
Allocated travel, entertainment and other promotional
   expenses  (including advertising)                                1                3               (w)


(v)      The Fund commenced investment operations on December 1, 1998.

(w)      Rounds to less than one.

INVESTMENT PERFORMANCE


The Fund's average annual total returns at October 31, 2000 were (x)(y):

                                                  Class A Shares
                                              Period December 1, 1998
                                        (commencement of investment operations)
                                1 Year             through October 31, 2000
                                ------         ------------------------

With sales charge of 5.75%        25.46%              14.84%
Without sales charge              33.11%              18.45%

                                                    Class B Shares
                                                Period December 1, 1998
                                        (commencement of investment operations)
                                1 Year         through October 31, 2000
                                ------          ------------------------

With applicable CDSC             26.95%              15.74%
Without CDSC                     31.95%              17.55%

                                                      Class C Shares
                                                 Period December 1, 1998
                                         (commencement of investment operations)
                               1 Year              through October 31, 2000
                               ------              ------------------------

With applicable CDSC            31.07%                17.55%
Without CDSC                    32.07%                17.55%




(x) Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. See the prospectus for details.

(y)      The Fund's shares were initially offered on December 1, 1998.


CUSTODIAN OF THE FUND

The Chase Manhattan Bank, located at 270 Park Avenue, New York, New York 10017-2070, is the Fund's custodian. The custodian is responsible for safeguarding and controlling the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.


INDEPENDENT AUDITORS OF THE FUND

Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116-5072, are the Fund's independent auditors providing audit and tax return preparation services and assistance and consultation in connection with the review of various SEC filings. The Financial Statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of Ernst & Young LLP given on the authority of said firm as experts in accounting and auditing. Prior to September 30, 1999, KPMG LLP was the Fund's independent auditor.



                                       j

                        LIBERTY CONTRARIAN BALANCED FUND


                       A SERIES OF LIBERTY FUNDS TRUST III
                       STATEMENT OF ADDITIONAL INFORMATION


                                  MARCH 1, 2001



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of the Fund. This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 1, 2001 and the Funds' most recent Annual Report dated October 31, 2000. This SAI should be read together with the Prospectus. Investors may obtain a free copy of a Prospectus and Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The financial statements and
Report of Independent Auditors appearing in the Fund's October 31, 2000 Annual Report are incorporated in this SAI by reference.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS


     PART 1                                                              PAGE
     Definitions
     Organization and History
     Investment Objective and Policies
     Fundamental Investment Policies
     Other Investment Policies
     Portfolio Turnover
     Fund Charges and Expenses
     Investment Performance
     Custodian of the Fund
     Independent Auditors of the Fund

     PART 2

     Miscellaneous Investment Practices
     Taxes
     Management of the Funds
     Determination of Net Asset Value
     How to Buy Shares
     Special Purchase Programs/Investor Services
     Programs for Reducing or Eliminating Sales Charges
     How to Sell Shares
     Distributions
     How to Exchange Shares
     Suspension of Redemptions
     Shareholder Liability
     Shareholder Meetings
     Performance Measures
     Appendix I
     Appendix II



CHF-



                                       a

                                     PART 1


                        LIBERTY CONTRARIAN BALANCED FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                                  MARCH 1, 2001



DEFINITIONS


      "Trust"           Liberty Funds Trust III
      "Balanced Fund"   Liberty Contrarian Balanced Fund
      "Advisor"         Crabbe Huson Group, Inc., the Funds' investment advisor
      "Administrator"   Colonial Management Associates, Inc., the Funds'
                        administrator
      "LFD"             Liberty Funds Distributor, Inc., the Funds' distributor
      "LFS"             Liberty Funds Services, Inc., the Funds' shareholder
                        services and transfer agent


ORGANIZATION AND HISTORY


The Trust is a Massachusetts business trust organized in 1986. The Fund, a diversified series of the Trust, represents the entire interest in a separate series of the Trust. The Fund commenced investment operations on January 31, 1989.



The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.



On November 1, 2000, Liberty Financial Companies, Inc. (Liberty Financial), an intermedite parent of the advisor, announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial. Effective July 14, 2000, the Balanced Fund changed its name from Crabbe Huson Contrarian Managed to its current name.



The Fund is the successor to the corresponding series of the former Crabbe Huson Funds, a Delaware business trust organized in 1995. On September 30, 1998, the shareholders of the Fund's predecessor series, approved an Agreement and Plan of Reorganization pursuant to which such predecessor series was reorganized as a separate series of the Trust. At the closing of each reorganization, shareholders of the corresponding predecessor series received Class A shares for their shares or those designated as "Primary Class", or Class I


                                       b
shares for those designated as "Institutional Class," of the successor series equal in net asset value to the shares of the predecessor series they held. See
Part 2 of this SAI for more information.

INVESTMENT OBJECTIVE AND POLICIES


The Fund's Prospectus describes its investment goals and investment policies.
Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are utilized by the Fund:



     Foreign Securities                         Money Market Instruments
     Repurchase Agreements                      Securities Loans
     Participation Interests                    Forward Commitments
     Futures Contracts and Related Options      Options on Securities
     Small Companies                            Rule 144A Securities
     Lower Rated Debt Securities                Foreign Currency Transactions
     Mortgage-Backed Securities


Except as indicated under "Fundamental Investment Policies," the Fund" investment policies are not fundamental and the Trustees may change the policies without shareholder approval.


FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.



The Fund may:


1. Borrow from banks, other affiliated funds and other persons to the extent permitted by applicable law, provided that a Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;
2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;
3. Purchase and sell futures contracts and related options as long as the total initial margin and premiums do not exceed 5% of total assets;
4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the Act;
5. Underwrite securities issued by others only when disposing of portfolio securities;
6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements; and
7. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of the Fund's assets , purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States or any agency or instrumentality thereof) if, as a result of such purchase, more than 5% of the Fund's total assets would be invested in the securities of such issuer.


NOTWITHSTANDING THE INVESTMENT POLICIES AND RESTRICTIONS OF THE FUND, THE FUND MAY INVEST ALL OR A PORTION OF ITS INVESTABLE ASSETS IN AN OPEN-END MANAGEMENT INVESTMENT COMPANY WITH SUBSTANTIALLY THE SAME INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS AS THE FUND.


                                       c

OTHER INVESTMENT POLICIES


As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:
1. Have a short sales position , unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of securities; and


2.   Invest more than 15% of its net assets in illiquid securities.





                                       d

PORTFOLIO TURNOVER


Portfolio turnover is included in the Prospectus under "Financial Highlights." High portfolio turnover may cause the Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commission and other transaction costs, which will be borne directly by the Fund.


FUND CHARGES AND EXPENSES


Under the Fund's management agreement, the Fund pays the Advisor a fee for its services that accrues daily and is payable monthly. Fees are based on a percentage of the average daily net assets of the Fund, as set forth below (subject to reductions that the Advisor may agree to periodically):



Net Asset Value                  Annual Rate
---------------                  -----------
First $100 million                  1.05%
Next $400 million                   0.90%
Amounts over $500 million           0.65%



The Fund pays the Administrator a monthly pricing and bookkeeping fee of $2,250 plus the following percentages of the Fund's average daily net assets over $50 million (subject to reductions that the Administrator may agree to periodically):



     0.035% annually on the next $950 million
     0.025% annually on the next $1 billion
     0.015% annually on the next $1 billion
     0.001% annually on the excess over $3 billion



Under the Fund's shareholder servicing and transfer agency agreement, the Fund pays LFS a monthly fee at the annual rate of 0.07% of average daily closing value of the Fund's respective total net assets for such month. In addition to this compensation, the Fund pays LFS the following fees:



1. A transaction fee of $1.18 per transaction occurring in Fund accounts during any month; PLUS
2. An account fee for open accounts of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS
3. An account fee for closed accounts of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS
4.   The Fund's allocated share of LFS reimbursement for out-of-pocket expenses






                                       e

RECENT FEES PAID TO THE ADVISOR, LFD AND LFS. (dollars in thousands)





                                       f

                                                   Year ended October 31
                                               2000        1999         1998
                                               ----        ----         ----
Management fee                                $ 454       $ 775       $ 1,185
Fees and expenses waived or borne by the        (76)       (258)         (224)
Advisor/Administrator
Bookkeeping fee                                  27          37            16
Administration fee                               23          38            61
Shareholder servicing and transfer
  agent fee - Class A, B, C (a)                  56                        81
Class I                                         (b)         (b)            21
12b-1 fees:
  Service Fee Class A                            74         127           176
  Service Fee Class B                           (b)         (b)
  Service Fee Class C                           (b)         (b)
  Distribution Fee Class B                      (b)         (b)
  Distribution Fee Class C                      (b)         (b)






                                       g

(a)  Class B and Class C shares were initially offered on January 27, 1999.
(b)  Rounds to less than $1.


Additionally, the Advisor received a fee for certain shareholder liaison services it provided to the Fund, including responding to shareholder inquiries, providing information on shareholder investments and performing certain clerical tasks. In each of the last three years, for such services, the Advisor has been paid by the Fund an aggregate of $100,000 per year. The Fund paid its pro rata share of such fee based upon their net asset value.


BROKERAGE COMMISSIONS


In addition to placing the Fund's brokerage business with firms that provide research and market and statistical services to the Advisor, the Fund's brokerage business may also be placed with firms that agree to pay a portion of certain Fund expenses, consistent with achieving the best price and execution. On November 29, 1995, the Fund entered into an arrangement with State Street Brokerage Services, Inc. (SSBSI), in which the Fund will receive credits to offset transfer agency, administration and accounting fees by using SSBSI to execute their portfolio transactions. For the fiscal year ending October 31, 1998, the Fund received total credits of $31,664.







For the fiscal year ended October 31, 1998, the Fund paid $447,992 in brokerage commissions. Of the commissions paid during the fiscal year ended October 31, 1998, the Fund paid $3,906 in commissions to brokers that provided both research and execution services or third party research products.



For the fiscal year ended October 31, 1999, the Fund paid $301,407 in brokerage commissions.


                                       h

Brokerage Commissions for the fiscal year ended October 31, 2000 were:



Total commissions                                    $133,336
Directed transactions(c)                                    0
Commissions on directed transactions                        0



(c) See "Management of the Funds - Portfolio Transactions -Brokerage and Research Services" in Part 2 of this SAI.



TRUSTEES AND TRUSTEES' FEES


For the fiscal year ended October 31, 2000 and the calendar year ended December 31, 2000, the Trustees received the following compensation for serving as Trustees(d):







                                                         Total Compensation
                           Aggregate Compensation       From The Fund Complex
                             from the Fund for      Paid To The Trustees For The
                           the Fiscal Year Ended         Calendar Year Ended
Trustee                      October 31, 2000             December 31, 2000
-------                      ----------------           ---------------------
Robert J. Birnbaum(f)               $ 59                      $      0
Tom Bleasdale(g)                     697(h)                   $106,000(h)
John V. Carberry(i)                  N/A                           N/A
Lora S. Collins(g)                   626                        96,000
James E. Grinnell(g)                 664                       102,000
Douglas A. Hacker(j)                   0                             0
Janet Langford Kelly(j)                0                             0
Richard W. Lowry                     645                        99,000
Salvatore Macera                     638                        98,000
William E. Mayer                     651                        100,00
James L. Moody, Jr.(g)               691(k)                    105,000(k)
Charles R. Nelson(j)                   0                             0

John J. Neuhauser                    661                       210,000
Joseph R. Palombo(l)                 N/A                           N/A
Thomas E. Stitzel                    632                        97,000
Robert L. Sullivan(m)                307                        34,033
Thomas C. Theobald(j)                  0                             0
Anne-Lee Verville                    625(n)                     94,667(n)



(d) The Fund does not currently provide pension or retirement plan benefits to the Trustees.
(e) At December 31, 2000, the complex consisted of 49 open-end and 9 closed-end management investment portfolios in the Liberty Funds Group - Boston (Liberty Funds) and 17 open-end management investment portfolios in the Liberty Variable Investment Trust (LVIT) (together, the Liberty Fund Complex).
(f) Retired as Trustee of the Trust and the Liberty Fund Complex on December 31, 1999.
(g) Resigned as Trustee of the Trust and the Liberty Fund Complex on December 27, 2000.
(h) For the fiscal year ended October 31, 2000, compensation includes $339 payable in later years as deferred compensation. For the calendar year ended December 31, 2000, compensation includes $52,000 payable in later years as deferred compensation.
(i) Resigned as Trustee of the Trust and the Liberty Fund Complex on August 4, 2000. Mr. Carberry did not receive compensation because he was an affiliated Trustee and employee of Liberty Financial.
(j)  Elected by the shareholders of the Fund on December 27, 2000.
(k) Total compensation of $691 or the fiscal year ended October 31, 2000, was paid on January 31, 2001. Total compensation of $105,000 for the calendar year ended December 31, 2000, was paid on January 31, 2001.
(l) Elected by the Trustees of the Liberty Fund Complex on August 23, 2000. Elected by the shareholders of the Fund on December 27, 2000. Mr. Palombo does not receive compensation because he is an affiliated Trustee and employee of the Administrator.
(m) Retired as Trustee of the Trust and the Liberty Fund Complex on April 20, 2000.
(n) Total compensation of $625 for the fiscal year ended October 31, 2000, will be payable in later years as deferred compensation. Total compensation of $94,667 for the calendar year ended December 31, 2000, will be payable in later years as deferred compensation.


                                       j

The following table sets forth the compensation paid to Ms. Kelly and Messrs. Hacker, Nelson and Theobald in their capacities as Trustees of the Stein Roe Fund Complex (o):



                            Total Compensation from
                          the Stein Roe Fund Complex
                           Paid to the Trustees for
                            the Calendar Year Ended
Trustee                        December 31, 2000
-------                        -----------------
Douglas A. Hacker                  $98,100
Janet Langford Kelly                93,600
Charles R. Nelson                   98,100
Thomas C. Theobald                  98,100



(o) As of December 31, 2000, the Stein Roe Fund Complex consisted of the Liberty Floating Rate Fund, the Stein Roe Floating Rate Limited Liability Company, Liberty-Stein Roe Institutional Floating Rate Income Fund, and the following open-end mutual funds: 4 series of Liberty-Stein Roe Funds Income Trust, 4 series of Liberty-Stein Roe Funds Municipal Trust, 12 series of Liberty-Stein Roe Funds Investment Trust, 4 series of Liberty-Stein Roe Advisor Trust, 1 series of Stein Roe Trust, 12 portfolios of SR&F Base Trust, and 5 series of SteinRoe Variable Investment Trust.



As of the shareholder meeting on December 27, 2000, the Liberty Fund Complex and the Stein Roe Fund Complex were merged into one Fund Complex. Effective on December 27, 2000, the Trustees serve as Trustees for all the Funds in both the Liberty Fund Complex and the Stein Roe Fund Complex.



For the calendar year ended December 31, 2000, some of the Trustees received the following compensation in their capacities as trustees or directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, Liberty All-Star Funds):



                           Total Compensation
                              from Liberty
                         All-Star Funds for the
                          Calendar Year Ended
TRUSTEE                   December 31, 2000(p)
-------                   --------------------
Robert J. Birnbaum              $25,000
John V. Carberry (q)                N/A
James E. Grinnell                25,000
Richard W. Lowry                 25,000
William E. Mayer                 25,000
John J. Neuhauser                25,000
Joseph R. Palombo (r)               N/A



(p) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).
(q) Resigned as Trustee and Director of the Liberty All-Star Funds on August 4, 2000. Mr. Carberry did not receive compensation because he was an affiliated Trustee and Director and employee of Liberty Financial.
(r) Elected by the Trustees and Directors of the Liberty All-Star Funds on October 25, 2000. Mr. Palombo does not receive compensation because he is an affiliated Trustee and Director and employee of the Administrator.






                                       k
                                       l

OWNERSHIP OF THE FUND


The following information is as of January 31, 2001 and reflects the ownership of 5% or more of one or more classes of the Fund's outstanding shares:






                                       m

CLASS B:

Thomas J. Barton, 4099 Ridge Chapel Rd., Marion, NY 14505 - shares (%)

Mac E. McDonald Hurtz TOD Jill Munson, Subject to Sta Tod Rules, 1206 N. Fairview St., Burbank, CA 91505 - shares (%)

Investors Bank & Trust Rollover IRA, Patrica Lyons, 34 Lakeview Terrace, Columbus, NJ 08022-1035, 403.7270 shares, 16.77%

Thomas J. Barton, 4099 Ridge Chapel Road, Marion, NY 14505-9364, 396.5880 shares, 16.47%

Investors Bank & Trust Co Trustee Arms Inc., 401(k), A/C Gilbert K. Hough, 661 E. Linkershim Drive, Meridian, ID 83642-6636, 460.5950, 19.13%

Investors Bank & Trust Co Trustee Salmon River States Inc., A/C Glen Craig Smith, 155 E. 2069 S, Oakley, ID 83346, 171.0510 shares, 7.10%

Investors Bank & Trust co Eagle Construction Northwest Inc., Clifton E; Peterson, 2008 160th Street NW, GIG Harbor, VA 98332, 123.3920%

CLASS C:

Investors Bank & Trust Co., Custodian Leslie J. Littleton Rollover IRA, 1550 Yellowstone Ave. #116, Pocatello, ID 83201 - 166.7450 shares, 49.40%


CLASS I:

Union Bank TR Nominee FBO TOC-Burgermeister 610001272-08, P.O. Box 85484, San Diego, CA 92186 - 94,235.7110 shares, 7.95%

Norma F. Cole, 2590 Birch Lane, Eugene, OR 97403-2135 - 87,544.7670 shares,
7.39%

Mary H. Stevenson, P.O. Box 375, White Salmon, WA 98672-0375 - 78,659.3900 shares, 6.64%

Investors Bank & Trust Co. Custodian Joanne Panian Rollover IRA, 16112 NW Claremont Dr., Portland, OR 97229-7836 - 75,381.6210 shares, 6.36%

Northwestern Trust Company Cust FBO IBEW Local 76 Supplemental Income Fund, 1201 3rd Avenue, Ste 2010, Seattle, WA 98101 - 733,329.0210, 61.88%

Enele Co. FBO Wealthtrack Operations, Attn: Rosemary Adkins, 1211 SW Fifth Ave., Suite 1900, Portland, OR 97204-3719 - 64,948.3890, 5.48%



                                       n

The trustees and officers of the Fund owned in the aggregate less than 1% of such Fund's outstanding shares on January 31, 2001. Certain officers and directors of the Administrator also serve as officers of the Trust.



As of January 31, 2001, there were 697 Class A, 18 Class B, 3 Class C and 11 Class I shareholders of the Fund.



SALES CHARGES (dollars in thousands)



                                      Class A Shares
                                   Year ended October 31
                                           2000
                                           ----
Aggregate initial sales charges
 on Fund share sales                        $6
Initial sales charges retained
 by LFD                                     (s)

Aggregate contingent deferred
 sales charges (CDSC) on Fund
 rdemptions retained by LFD                 0



                                      Class B Shares
                                   Year ended October 31
                                           2000
                                           ----
Aggregate CDSC on Fund
 redemptions retained by LFD                $1



                                      Class C Shares
                                   Year ended October 31
                                           2000
                                           ----
Aggregate CDSC on Fund
 redemptions retained by LFD                $0



(s) Rounds to less than one.


12B-1 PLAN, CDSC AND CONVERSION OF SHARES


The Fund offers multiple classes of shares, including Class A, Class B, Class C, and Class I. The Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 plans (Plans) pursuant to Rule 12b-1 under the Act for each of the Class A, Class B and Class C shares of the Fund. Under the Plans, the Fund pays LFD monthly a service fee at an annual rate of 0.25% of net assets attributed to the Class A, Class B and Class C shares and a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees.



The Plans authorize any other payments by a Fund to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.


                                       o

The Trustees believe the Plans could be a significant factor in the growth and retention of assets, resulting in a more advantageous expense ratio and increased investment flexibility which could benefit shareholders of each class of the Funds. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class I and Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending upon the program under which the shares are purchased, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


During the fiscal year ended October 31, 2000, the Fund paid the following amounts under the Fund's Plans to LFD:



                                 CLASS A SHARES
Fees to FSFs                                                 $73
Cost of sales material
   Relating to the Fund
   (including printing and
   mailing expenses)                                          10
Allocated travel,
   Entertainment and other
   Promotional expenses
   (including advertising)                                    10



                                 CLASS B SHARES
Fees to FSFs                                                 $(3)
Cost of sales material
   Relating to the Fund
   (including printing and
   mailing expenses)                                          (t)
Allocated travel,
   Entertainment and other
   Promotional expenses
   (including advertising)                                    (t)


                                       p

                                 CLASS C SHARES
Fees to FSFs                                                  (t)
Cost of sales material
   Relating to the Fund
   (including printing and
   mailing expenses)                                          (t)
Allocated travel,
   entertainment and other
   promotional expenses
   (including advertising)                                    (t)



(t)  Less than one.


INVESTMENT PERFORMANCE

Class A shares were formerly designated as the "Primary Class" and Class I shares were formerly designated as the "Institutional Class."






The average annual total returns for the Fund's shares for the year ending October 31, 2000 are presented below. Performance results reflect any voluntary fee waiver or expense reimbursement by the Advisor or its affiliates of Fund expenses. Absent these waivers and/or reimbursements, performance results would have been lower:







                                                Class A Shares
                                                --------------

                                1 year      5 years          10 years
                                ------      -------      -----------------------
With sales charge of 4.75%      11.61%       8.71%               11.50%
Without sales charge            17.81%       9.77%               12.05%






                                       q

                                               Class B Shares(u)
                                               -----------------
                                                               10 years
                                1 year      5 years(w)  (or since inception)(w)
                                ------      -------      --------------------
With sales charge of 4.75%      11.14%       9.17%              11.81%
Without sales charge            16.14%       9.45%              11.81%








                                       r

                                               Class C Shares(u)
                                               -----------------
                                                               10 years
                                1 year      5 years(w) (or since inception)(w)
                                ------      -------    -------------------------
With sales charge of 4.75%      15.31%       9.48%              11.82%
Without sales charge            16.31%       9.48%              11.82%











                                               Class I Shares(v)
                                                            10 Years
                                1 year      5 years     (or since inception)(w)
                                ------      -------      --------------------
                                17.61%      10.11%        10.25%



(u)  Classes B and C were initially offered on January 27, 1999.
(v)  Class I shares were initially offered on October 19, 1998.

(y) Classes B, C, and I (newer classes of shares) performance includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of Class B and Class C shares would be lower and for Class I shares would be higher, since Class I shares are not subject to sales charges or service fees.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.


CUSTODIAN OF THE FUND


The Chase Manhattan Bank, located at 270 Park Avenue, New York, New York 10017-2070, is the Fund's custodian. The custodian is responsible for safeguarding and controlling the Funds' cash and securities, receiving and delivering securities and collecting the each Fund's interest and dividends.


INDEPENDENT AUDITORS OF THE FUND



Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116-5072, are the Funds' independent auditors, providing audit and tax return preparation services and assistance, other tax consulting services and consultation in connection with the review of various Securities and Exchange Commission filings. KPMG LLP, located at 99 High Street, Boston, MA 02110, were the Funds' independent auditors for the fiscal periods prior to the year ended October 31, 1999. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of Ernst & Young LLP, for the years ended October 31, 2000 and 1999, and KPMG LLP, for the periods prior to the year ended October 31, 1999, given on the authority of said firms as experts in accounting and auditing.


                                       t

                    LIBERTY NEWPORT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                       A SERIES OF LIBERTY FUNDS TRUST III
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2001



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Liberty Newport International Equity Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated March 1, 2001. This SAI should be read together with a Prospectus and the Fund's most recent Annual Report dated October 31,2000. Investors may obtain a free copy of a Prospectus and the Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Accountants appearing in the October 31, 2000 Annual Report are incorporated in this SAI by reference.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectuses.


TABLE OF CONTENTS
PART 1                                                                                                      PAGE
Definitions                                                                                                   b
Organization and History                                                                                      b
Investment Objective and Policies                                                                             b
Fundamental Investment Policies                                                                               b
Other Investment Policies                                                                                     c
Fund Charges and Expenses                                                                                     c
Investment Performance                                                                                        g
Custodian                                                                                                     h
Independent Accountants                                                                                       h

PART 2
Miscellaneous Investment Practices                                                                            1
Taxes                                                                                                         11
Management of the Funds                                                                                       14
Determination of Net Asset Value                                                                              19
How to Buy Shares                                                                                             20
Special Purchase Programs/Investor Services                                                                   21
Programs for Reducing or Eliminating Sales Charges                                                            22
How to Sell Shares                                                                                            24
Distributions                                                                                                 26
How to Exchange Shares                                                                                        26
Suspension of Redemptions                                                                                     27
Shareholder Liability                                                                                         27
Shareholder Meetings                                                                                          27
Performance Measures                                                                                          27
Appendix I                                                                                                    29
Appendix II                                                                                                   35



782-16/225E-1200

                                     PART 1
                    LIBERTY NEWPORT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                                 MARCH 1, 2001


DEFINITIONS


         "Trust"              Liberty Funds Trust III
         "Fund"               Liberty Newport International Equity Fund
         "Advisor"            Colonial Management Associates, Inc., the Fund's investment advisor
         "LFD"                Liberty Funds Distributor, Inc., the Fund's distributor
         "LFS"                Liberty Funds Services, Inc., the Fund's shareholder services and transfer agent


ORGANIZATION AND HISTORY
The Trust is a Massachusetts business trust organized in 1986. The Fund, a non-diversified series of the Trust, represents the entire interest in a separate series of the Trust. The Fund commenced investment operations on June 8, 1992.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.


On November 1, 2000, Liberty Financial Companies, Inc. (Liberty Financial), the ultimate parent of the Advisor, announced that it had retained CS First Boston to help to explore strategic alternatives, including the possible sale of Liberty Financial. Effective February 28, 1997, the Fund changed its name from "Colonial Global Natural Resources Fund" to Colonial International
Horizons Fund. Effective April 1, 1999, the Trust changed its name from "Colonial Trust III" to its current name.
On July 24, 1998, Colonial International Fund for Growth was merged into the Fund. Effective July 14, 2000, the Fund changed its name from "Colonial International Horizons Fund" to "Liberty Newport International Equity Fund" .


INVESTMENT OBJECTIVE AND POLICIES
The Fund's Prospectuses describe its investment objective and policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:

         Foreign Securities
         Foreign Currency Transactions
         Currency Forward and Futures Contracts
         Repurchase Agreements
         Futures Contracts and Related Options
         Options
         Money Market Instruments

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.


As fundamental investment policies the Fund may:


1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities; and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts does not exceed 5% of its total assets;

4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the Act;

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and

7.       Not concentrate more than 25% of its total assets in any one industry.




OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.       Invest more than 15% of its net assets in illiquid securities.


Notwithstanding the investment policies of the Fund, the Fund may invest substantially all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund.



Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act, diversification requirement, an issuer is the entity whose revenues support the security.



FUND CHARGES AND EXPENSES
Under the Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.75%.



Under the Fund's pricing and bookkeeping agreement, the Fund pays the Advisor a monthly fee of $2,250 plus the following percentages of the Fund's average daily net assets over $50 million:


                  0.035% annually on the next $950 million
                  0.025% annually on the next $1 billion
                  0.015% annually on the next $1 billion
                  0.001% annually on the excess over $3 billion




Under the Fund's shareholders' servicing and transfer agency agreement, the Fund pays LFS a monthly fee at the annual rate of 0.07% of average daily closing value of the total net assets of the Fund for such month. In addition to this compensation, the Fund pays LFS the following fees:



1. A transaction fee of $1.18 per transaction occurring in Fund accounts during any month; PLUS
2. An account fee for open accounts of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS
3. An account fee for closed accounts of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS
4.       The Fund's allocated share of LFS reimbursement out-of-pocket expenses.


                                       b

RECENT FEES PAID TO THE ADVISOR, LFD AND LFS (dollars in thousands)


                                                         Years ended October 31
                                                         ----------------------
                                                 2000             1999              1998
                                                 ----             ----              ----
Management fee                                    $872              $861             $557
Bookkeeping fee                                    50                50               35
Shareholder service and transfer agent fee        417               395              245
12b-1 fees:
  Service fee (Class A, B and C)                  271               281              183
  Distribution fee (Class B)                      386               411              257
  Distribution fee (Class C)(a)                    10                 9                4


(a) Class C shares were initially offered on August 1, 1997.




BROKERAGE COMMISSIONS (dollars in thousands)


                                                          Years ended October 31
                                                          ----------------------
                                                 2000             1999              1998
                                                 ----             ----              ----
Total commissions                                 $199              $161             $187
Directed transactions(c)                            0                 0                0
Commissions on directed transactions                0                 0                0



(c) See "Management of the Funds - Portfolio Transactions - Brokerage and Research Services" in Part 2 of this SAI.

TRUSTEES AND TRUSTEES' FEES


For fiscal year ended October 31, 2000 and the calendar year ended December 31, 2000, the Trustees received the following compensation for serving as Trustees(d):



                              Aggregate Compensation From     Total Compensation From The Fund Complex Paid
                              the Fund For The Fiscal Year    To The Trustees For The Calendar Year Ended
Trustee                          Ended October 31, 2000                   December 31, 2000(e)
-------                          ----------------------                   --------------------
Robert J. Birnbaum (f)                      $ 74                                        $0
Tom Bleasdale(g)                             969(h)                                106,000(h)
John V. Carberry (i)                         N/A                                       N/A
Lora S. Collins(g)                           869                                    96,000
James E. Grinnell(g)                         922                                   102,000
Douglas A. Hacker(j)                           0                                         0
Janet Langford Kelly(j)                        0                                         0
Richard W. Lowry                             896                                    99,000
Salvatore Macera                             886                                    98,000
William E. Mayer                             905                                   100,000
James L. Moody, Jr.(g)                       960(k)                                105,000(k)
Charles R. Nelson(j)                           0                                         0
John J. Neuhauser                            917                                   101,210
Joseph R. Palombo (l)                        N/A                                       N/A
Thomas E. Stitzel                            878                                    97,000
Robert L. Sullivan (m)                       410                                    33,683
Thomas C. Theobald(j)                          0                                         0
Anne-Lee Verville                            867(n)                                 94,667(n)


                                       c

(d) The Fund does not currently provide pension or retirement plan benefits to the Trustees.
(e) At December 31, 2000, the complex consisted of 49 open-end and 9 closed-end management investment portfolios in the Liberty Funds Group
         - Boston (Liberty Funds) and 17 open-end management investment portfolios in the Liberty Variable Investment Trust (LVIT) (together, the Liberty Fund Complex).
(f) Retired as Trustee of the Trust and the Liberty Fund Complex on December 31, 1999.
(g) Resigned as Trustee of the Trust and the Liberty Fund Complex on December 27, 2000.
(h) For the fiscal year ended October 31, 2000, compensation includes $471 payable in later years as deferred compensation. For the calendar year ended December 31, 2000, compensation includes $52,000 payable in later years as deferred compensation.
(i) Resigned as Trustee of the Trust and the Liberty Fund Complex on August 4, 2000. Mr. Carberry did not receive compensation because he was an affiliated Trustee and employee of Liberty Financial.
(j)      Elected by the shareholders of the Fund on December 27, 2000.
(k) Total compensation of $960 for the fiscal year ended October 31, 2000, was paid on January 31, 2001. Total compensation of $105,000 for the calendar year ended December 31, 2000, was paid on January 31, 2001.
(l) Elected by the Trustees of the Liberty Fund Complex on August 23, 2000. Elected by the shareholders of the Fund on December 27, 2000. Mr. Palombo does not receive compensation because he is an affiliated Trustee and employee of the Administrator.
(m) Retired as Trustee of the Trust and the Liberty Fund Complex on April 20, 2000.
(n) Total compensation of $867 for the fiscal year ended October 31, 2000, will be payable in later years as deferred compensation. Total compensation of $94,667 for the calendar year ended December 31, 2000, will be payable in later years as deferred compensation.


                                       d

The following table sets forth the compensation paid to Ms. Kelly and Messrs. Hacker, Nelson and Theobald in their capacities as Trustees of the Stein Roe Fund Complex (o):



                                   Total Compensation from the Stein Roe
                                   Fund Complex Paid to the Trustees for
  Trustee                          the Calendar Year Ended December 31, 2000
  -------                          -----------------------------------------

  Douglas A. Hacker                               $98,100
  Janet Langford Kelly                             93,600
  Charles R. Nelson                                98,100
  Thomas C. Theobald                               98,100



(o) As of December 31, 2000, the Stein Roe Fund Complex consisted of the Liberty Floating Rate Fund, the Stein Roe Floating Rate Limited Liability Company, Liberty-Stein Roe Institutional Floating Rate Income Fund, and the following open-end mutual funds: 4 series of Liberty-Stein Roe Funds Income Trust, 4 series of Liberty-Stein Roe Funds Municipal Trust, 12 series of Liberty-Stein Roe Funds Investment Trust, 4 series of Liberty-Stein Roe Advisor Trust, 1 series of Stein Roe Trust, 12 portfolios of SR&F Base Trust, and 5 series of SteinRoe Variable Investment Trust.



As of the shareholder meeting on December 27, 2000, the Liberty Fund Complex and the Stein Roe Fund Complex were merged into one Fund Complex. Effective on December 27, 2000, the Trustees serve as Trustees for all the Funds in both the Liberty Fund Complex and the Stein Roe Fund Complex.



For the calendar year ended December 31, 2000, some of the Trustees received the following compensation in their capacities as trustees or directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, Liberty All-Star Funds):



                                Total Compensation from Liberty
                                All-Star Funds for the Calendar
Trustee                         Year Ended December 31, 2000(p)
-------                         -------------------------------
Robert J. Birnbaum                         $25,000
John V. Carberry (q)                           N/A
James E. Grinnell                           25,000
Richard W. Lowry                            25,000
William E. Mayer                            25,000
John J. Neuhauser                           25,000
Joseph R. Palombo (r)                          N/A



(p) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).
(q) Resigned as Trustee and Director of the Liberty All-Star Funds on August 4, 2000. Mr. Carberry did not receive compensation because he was an affiliated Trustee and Director and employee of Liberty Financial.
(r) Elected by the Trustees and Directors of the Liberty All-Star Funds on October 25, 2000. Mr. Palombo does not receive compensation because he is an affiliated Trustee and Director and employee of the Administrator.






                                       e

OWNERSHIP OF THE FUND




As of record on January 31, 2001, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of the Fund.



As of record on January 31, 2001, the following shareholders of record owned 5% or more of one or more of each class of the Fund's shares:



                                       f

CLASS A SHARES:


CLASS B SHARES: Merrill Lynch, Pierce, Fenner & Smith, Inc., 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, Florida 32246-6484, owned
333,226.643 shares representing 9.47% of the then outstanding Class B shares.


CLASS C SHARES: Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111-2621, owned 10,009.884 shares representing 7.68% of the then outstanding Class C shares.



CLASS Z SHARES: Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111-2621, owned 107.425 shares representing 100%



As of record on January 31, 2001, there were 5,592 Class A, 8,117 Class B, 433 Class C and 5 Class Z record holders of the Fund.


SALES CHARGES (dollars in thousands)


                                                           Class A Shares
                                                        Years ended October 31
                                                        ----------------------
                                               2000              1999             1998
                                               ----              ----             ----
Aggregate initial sales charges on Fund
  share sales                                   $97               $70              $33
Initial sales charges retained by LFD            18                59                6
Aggregate contingent deferred sales
  charges (CDSC) on Fund redemptions
  retained by LFD                                15                 8              (q)



                                                             Class B Shares
                                                         Years ended October 31
                                                         ----------------------
                                                2000             1999              1998
                                                ----             ----              ----
Aggregate CDSC on Fund redemptions
  retained by LFD                              $147              $202             $139



                                                           Class C Shares
                                                        Years ended October 31
                                                        ----------------------
                                                2000             1999              1998
                                                ----             ----              ----
Aggregate CDSC on Fund redemptions
  retained by LFD                                (q)               $1                $1


(q)  Rounds to less than one.


12b-1 PLAN, CDSC AND CONVERSION OF SHARES

The Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act for Class A, Class B and Class C shares. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to Class A, Class B and Class C shares issued and outstanding thereafter. The Fund also pays LFD monthly a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributed to Class B and Class C shares. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor and the Administrator) to the extent that such payments might be construed to be indirect financing of the distribution of the Fund's shares.


                                       g

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.


Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectus.


No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A, shares having an equal value, which are subject to the distribution fee. See a prospectus for a description of the different programs.


SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Fund were:


                                                                     Year ended October 31, 2000
                                                                     ---------------------------
                                                          Class A Shares     Class B Shares   Class C Shares
                                                          --------------     --------------   --------------

  Fees to FSFs                                                  $152              $342              $6
  Cost of sales material relating to the Fund
    (including printing and mailing expenses)                    118                23               7
  Allocated travel, entertainment and other promotional
    expenses (including advertising)                              87               15                1


INVESTMENT PERFORMANCE


The Fund's Class A, Class B, Class C and Class Z share average annual total returns at October 31, 2000 were:



                                                                  Class A Shares
                                                                  --------------
                                                                                      Period June 8, 1992
                                                                            (commencement of investment operations)
                                       1 Year               5 Years                through October 31, 2000
                                       ------               -------                ------------------------
  With sales charge of 5.75%           11.55%                 8.12%                          8.24%
  Without sales charge                  6.85%                 9.40%                          9.01%



                                       h

                                                                  Class B Shares
                                                                  --------------
                                                                                      Period June 8, 1992
                                                                            (commencement of investment operations)
                                      1 Year                5 Years                 through October 31, 2000
                                      ------                -------                 ------------------------
  With applicable CDSC         11.22% (5.00% CDSC)      8.37%(2.00% CDSC)                      8.24%
  Without CDSC                  6.57%                   8.65%                                  8.24%



                                          Class C Shares(r)
                                          -----------------
                                                                                      Period June 8, 1992
                                                                            (commencement of investment operations)
                                       1 year              5 Years(s)             through October 31, 2000(s)
                                       ------              ----------             ---------------------------
  With applicable CDSC         7.52% (1.00% CDSC)            8.70%                           8.27%
  Without CDSC                 6.59%                         8.70%                           8.27%




                                                   Class Z Shares(t)
                                                   -----------------

                                                                                      Period June 8, 1992
                                                                            (commencement of investment operations)
                                       1 year               5 Years(u)                through October 31, 2000(u)
                                       ------               -------                ------------------------
                                        5.71%                9.45%                           9.03%


(r)  Class C shares were initially offered on August 1, 1997.

(s) Classes Z share (newer class of shares) performance includes returns of the Fund's Class A shares (as its expense structure more closely resembles that of Class Z shares) for periods prior to its inception date. These Class A share returns were not restated to reflect any expense differential (such as Rule 12b-1 fees) between Class A shares and Class Z shares. Had the ezpense differential been reflected, the returns for the periods prior to the inception of the Class Z shares would have been higher.
(t)  Class Z shares were initially offered on February 16, 1999.
(u) Class C share performance information includes returns from the Fund's Class B shares (the oldest existing fund class with a similar expense structure) for periods prior to its inception date.




See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN
The Chase Manhattan Bank, located at 270 Park Avenue, New York, NY 10017-0270, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, MA 02110-2624, are the Fund's independent accountants, providing audit and tax return services and assistance and consultation in connection with the review of various SEC filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2


The following information applies generally to most funds advised by the Advisor. "Funds" include each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI and Liberty Funds Trust VII. In certain cases, the discussion applies to some, but not all of the funds, and you should refer to your Fund's Prospectus and to Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.


MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING
In seeking the fund's investment objective, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time, the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.


SHORT SALES
A fund's short sales are subject to special risks. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the fund borrows the security from a third party. The fund is then obligated to return the security to the third party, so the fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.



LOWER-RATED DEBT SECURITIES
Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,



1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;



2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;



3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the fund's achievement of its investment objective; and



4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.



In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.


SMALL COMPANIES
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

FOREIGN SECURITIES
The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxation" below.

OTHER INVESTMENT COMPANIES
The fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

ZERO COUPON SECURITIES (ZEROS)
The fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)
The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS
A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES
The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS
GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements.

CERTIFICATES OF DEPOSITS are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

SECURITIES LOANS
The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.


FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)
The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.


MORTGAGE DOLLAR ROLLS
In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the fund from the transaction.


MORTGAGE-BACKED SECURITIES
Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.



NON-AGENCY MORTGAGE-BACKED SECURITIES
The fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the fund may incur a loss.


REPURCHASE AGREEMENTS

The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

OPTIONS ON SECURITIES
WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.


FUTURES CONTRACTS AND RELATED OPTIONS
Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.



A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The fund may enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC.


Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.


OPTIONS ON FUTURES CONTRACTS. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.


As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.


In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

FOREIGN CURRENCY TRANSACTIONS
The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.


CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.


A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

MUNICIPAL LEASE OBLIGATIONS
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

PARTICIPATION INTERESTS
The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS
When the fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

INVERSE FLOATERS
Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.


RULE 144A SECURITIES
The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ("1933 Act"). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.



TAXES
In this section, all discussions of taxation at the shareholder and Fund levels relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.


FEDERAL TAXES. The fund (even if it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and fund distributions would generally be taxable as ordinary dividend income to the shareholders.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.


FUND DISTRIBUTIONS. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.


Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a fund's net asset value also reflects unrealized losses.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 20% tax rate for shareholders who are individuals) regardless of the length of time fund shares are held.

A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

SALES OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

EXCISE TAX. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.


TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities) and (c) distribute at least 90% of both its ordinary income (inclusive of net short-term capital gains) and its tax-exempt interest income earned each year.



HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund and its shareholders.



SECURITIES ISSUED AT A DISCOUNT. The fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.


FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.


MANAGEMENT OF THE FUNDS (IN THIS SECTION, AND THE FOLLOWING SECTIONS ENTITLED "TRUSTEES AND OFFICERS," "THE MANAGEMENT AGREEMENT," "ADMINISTRATION AGREEMENT," "THE PRICING AND BOOKKEEPING AGREEMENT," "PORTFOLIO TRANSACTIONS," "INVESTMENT DECISIONS," AND "BROKERAGE AND RESEARCH SERVICES," THE "ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC.) The Advisor is the investment advisor to each of the funds (except for Liberty Money Market Fund, Liberty Municipal Money Market Fund, Liberty Newport Global Equity Fund, Liberty Tax-Managed Value Fund, Liberty Newport Tiger Fund, Liberty Newport Japan Opportunities Fund, Liberty Newport Greater China Fund, Liberty Newport Europe Fund Liberty Newport International Equity Fund and Liberty Newport Asia Pacific Fund - see Part I of each Fund's respective SAI for a description of the investment advisor). The Advisor is a subsidiary of Liberty Funds Group LLC (LFG), One Financial Center, Boston, MA 02111. LFG is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct majority-owned subsidiary of LFC Management Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Corporate Holdings, Inc., which in turn is a direct wholly-owned subsidiary of LFC Holdings, Inc., which in turn is a direct wholly-owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the United States. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.


TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)


Name and Address                Age       Position with Fund     Principal Occupation During Past Five Years
----------------                ---       ------------------     -------------------------------------------
Douglas A. Hacker               44        Trustee                Executive Vice President and Chief Financial Officer of
P.O. Box 66100                                                   UAL, Inc. (airline) since July, 1999; Senior Vice
Chicago, IL 60666                                                President and Chief Financial Officer of UAL, Inc. prior
                                                                 thereto.

Janet Langford Kelly            42        Trustee                Executive Vice President-Corporate Development, General
One Kellogg Square                                               Counsel, and Secretary, Kellogg Company (food, beverage
Battle Creek, MI 49016                                           and tobacco manufacturer), since September, 1999; Senior
                                                                 Vice President, Secretary and General Counsel, Sara Lee
                                                                 Corporation (branded, packaged, consumer-products
                                                                 manufacturer) prior thereto.

Richard W. Lowry                64        Trustee                Private Investor since August, 1987 (formerly Chairman
10701 Charleston Drive                                           and Chief Executive Officer, U.S. Plywood Corporation
Vero Beach, FL 32963                                             (building products manufacturer)).

Salvatore Macera                69        Trustee                Private Investor since 1981 (formerly Executive Vice
26 Little Neck Lane                                              President and Director of Itek Corporation (electronics)
New Seabury, MA  02649                                           from 1975 to 1981).

William E. Mayer*               60        Trustee                Managing Partner, Park Avenue Equity Partners (venture
500 Park Avenue, 5th Floor                                       capital) since 1998 (formerly Founding Partner,
New York, NY 10022                                               Development Capital LLC from 1996 to 1998; Dean and
                                                                 Professor, College of Business and Management,
                                                                 University of Maryland from October, 1992 to November,
                                                                 1996); Director, Johns Manville (building products
                                                                 manufacturer); Director, Lee Enterprises (print and
                                                                 on-line media); Director, WR Hambrecht + Co. (financial
                                                                 service provider); Director, Systech Retail Systems
                                                                 (retail industry technology provider)).

Charles R. Nelson               57        Trustee                Van Voorhis Professor, Department of Economics,
Department of Economics                                          University of Washington; consultant on economic and
University of Washington                                         statistical matters.
Seattle, WA 98195


John J. Neuhauser               57        Trustee                Academic Vice President and Dean of Faculties since
84 College Road                                                  August, 1999, Boston College (formerly Dean, Boston
Chestnut Hill, MA 02467-3838                                     College School of Management from September, 1977 to
                                                                 September, 1999).

Joseph R. Palombo*              47        Trustee and            Chief Operations Officer of Mutual Funds, Liberty
One Financial Center                      Chairman of the        Financial since August, 2000; Executive Vice President
Boston, MA 02111                          Board                  and Director of the Advisor since April, 1999; Executive
                                                                 Vice President and Chief Administrative Officer of LFG
                                                                 since April, 1999; Director of Stein Roe & Farnham
                                                                 Incorporated (Stein Roe) since September 1, 2000;
                                                                 Trustee and Chairman of the Board of the Stein Roe
                                                                 Mutual Funds since October, 2000; Manager of Stein Roe
                                                                 Floating Rate Limited Liability Company since October,
                                                                 2000 (formerly Vice President of the Funds from April,
                                                                 1999 to August, 2000 and Chief Operating Officer, Putnam
                                                                 Mutual Funds from 1994 to 1998).

Thomas E. Stitzel               64        Trustee                Business Consultant since 1999 (formerly Professor of
2208 Tawny Woods Place                                           Finance from 1975 to 1999 and Dean from 1977 to 1991,
Boise, ID  83706                                                 College of Business, Boise State University); Chartered
                                                                 Financial Analyst.


Thomas C. Theobald              62        Trustee                Managing Director, William Blair Capital Partners
Suite 1300                                                       (private equity investing) since 1994; (formerly Chief
222 West Adams Street                                            Executive Officer and Chairman of the Board of Directors,
Chicago, IL 60606                                                Continental Bank Corporation); Director of Xerox
                                                                 Corporation (business products and services), Anixter
                                                                 International (network support equipment distributor),
                                                                 Jones Lang LaSalle (real estate management services) and
                                                                 MONY Group (life insurance).

Anne-Lee Verville               55        Trustee                Consultant since 1997 (formerly General Manager, Global
359 Stickney Hill Road                                           Education Industry from 1994 to 1997, and President,
Hopkinton, NH  03229                                             Applications Solutions Division from 1991 to 1994, IBM
                                                                 Corporation (global education and global applications)).

J. Kevin Connaughton            36        Treasurer              Treasurer of the Liberty Funds and of the Liberty
One Financial Center                                             All-Star Funds since December, 2000 (formerly Controller
Boston, MA 02111                                                 of the Liberty Funds and of the Liberty All-Star Funds
                                                                 from February, 1998 to October, 2000); Treasurer of the
                                                                 Stein Roe Funds since February 2001 (formerly Controller
                                                                 from May, 2000 to February, 2001) Vice President of
                                                                 Colonial since February, 1998 (formerly Senior Tax
                                                                 Manager, Coopers & Lybrand, LLP from April, 1996 to
                                                                 January, 1998; Vice President, 440 Financial Group/First
                                                                 Data Investor Services Group from March, 1994 to April,
                                                                 1996).

Michael G. Clarke               31        Controller             Controller of the Liberty Funds and of the Liberty
One Financial Center                                             All-Star Funds since December, 2000; Assistant Treasurer
Boston, MA 02111                                                 of the Stein Roe Funds since February, 2001; Assistant
                                                                 Vice President of Colonial since August, 1999; Assistant
                                                                 Vice President of LFG since April, 2000 (formerly Audit
                                                                 Manager from May, 1997 to August, 1999, Audit Senior
                                                                 Accountant from September, 1995 to May, 1997.

Stephen E. Gibson               47        President              President of the Liberty Funds since June, 1998;
One Financial Center                                             President of Stein Roe Mutual Funds since November, 1999;
Boston, MA 02111                                                 Chairman of the Board since July, 1998, Chief Executive
                                                                 Officer and President since December, 1996 and Director,
                                                                 since July, 1996 of the Advisor (formerly Executive Vice
                                                                 President from July, 1996 to December, 1996); Director,
                                                                 Chief Executive Officer and President of LFG since
                                                                 December, 1998 (formerly Director, Chief Executive
                                                                 Officer and President of The Colonial Group, Inc. (TCG)
                                                                 from December, 1996 to December, 1998); Director since
                                                                 September 1, 2000, President and Vice Chairman of Stein
                                                                 Roe since January, 2000 (formerly Assistant Chairman
                                                                 from August, 1998 to January, 2000) (formerly Managing
                                                                 Director of Marketing of Putnam Investments from June,
                                                                 1992 to July, 1996).

William J. Ballou               35        Secretary              Secretary of the Liberty Funds and of the Liberty
One Financial Center                                             All-Star Funds since October, 2000 (formerly Assistant
Boston, MA 02111                                                 Secretary from October, 1997 to October, 2000); Secretary
                                                                 of the Stein Roe Funds since February, 2001 (formerly
                                                                 Assistant Secretary from May, 2000 to February, 2001);
                                                                 Vice President, Assistant Secretary and Counsel of
                                                                 Colonial since October, 1997; Vice President and Counsel
                                                                 since April, 2000, and Assistant Secretary since
                                                                 December, 1998 of LFG (formerly Associate Counsel,
                                                                 Massachusetts Financial Services Company from May, 1995
                                                                 to September, 1997).

Kevin M. Carome                 44        Executive Vice         Executive Vice President of Liberty Funds and of the
600 Atlantic Avenue                       President              Liberty All-Star Funds since October, 2000; Executive
Boston, MA 02210                                                 Vice President of the Stein Roe Mutual Funds since May,
                                                                 1999 (formerly Vice President from April, 1998 to May,
                                                                 1999, Assistant Secretary from April, 1998 to February,
                                                                 2000 and Secretary from February, 2000 to May, 2000);
                                                                 Chief Legal Officer of Liberty Financial since August,
                                                                 2000; Senior Vice President, Legal since January, 1999
                                                                 of LFG; Executive Vice President and Assistant Secretary
                                                                 of Stein Roe since January, 2001 (formerly General
                                                                 Counsel and Secretary of Stein Roe from January, 1998 to
                                                                 December, 1999); (formerly Vice President and Associate
                                                                 General Counsel of Liberty Financial from August, 1993
                                                                 to December, 1998).

* A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the fund or the Advisor.

The business address of the officers of each fund is One Financial Center, Boston, MA 02111.


The Trustees serve as trustees of all funds for which each Trustee (except Mr. Palombo) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the funds based on each fund's relative net assets and one-third of the fees are divided equally among the funds.



The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 63 open-end and 9 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the funds into a master fund/feeder fund structure. Under this structure, a fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.


THE MANAGEMENT AGREEMENT (THIS SECTION DOES NOT APPLY TO LIBERTY MONEY MARKET FUND, LIBERTY MUNICIPAL MONEY MARKET FUND, LIBERTY NEWPORT GLOBAL EQUITY FUND, LIBERTY TAX-MANAGED VALUE FUND, LIBERTY NEWPORT TIGER FUND, LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND, LIBERTY NEWPORT GREATER CHINA FUND, LIBERTY NEWPORT INTERNATIONAL EQUITY FUND, LIBERTY NEWPORT EUROPE FUND OR LIBERTY NEWPORT ASIA PACIFIC FUND)


Under a Management Agreement (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.


ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO LIBERTY MONEY MARKET FUND, LIBERTY MUNICIPAL MONEY MARKET FUND, LIBERTY NEWPORT GLOBAL EQUITY FUND, LIBERTY TAX-MANAGED VALUE FUND, LIBERTY NEWPORT TIGER FUND, LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND, LIBERTY NEWPORT GREATER CHINA FUND, LIBERTY NEWPORT EUROPE FUND AND LIBERTY NEWPORT ASIA PACIFIC FUND AND THEIR RESPECTIVE TRUSTS).


Under an Administration Agreement with each fund named above, the Advisor, in its capacity as the Administrator to each fund, has contracted to perform the following administrative services:

                (a) providing office space, equipment and clerical personnel;

                (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each fund;

                (c) preparing and, if applicable, filing all documents required for compliance by each fund with applicable laws and regulations;

                (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

                (e) coordinating and overseeing the activities of each fund's other third-party service providers; and

                (f)     maintaining certain books and records of each fund.


With respect to Liberty Money Market Fund and Liberty Municipal Money Market Fund, the Administration Agreement for these funds provides for the following services in addition to the services referenced above:

                (g) Monitoring compliance by the fund with Rule 2a-7 under the (1940 Act and reporting to the Trustees from time to time with respect thereto; and


                (h) Monitoring the investments and operations of the following Portfolios: SR&F Municipal Money Market Portfolio (Municipal Money Market Portfolio) in which Liberty Municipal Money Market Fund is invested; and SR&F Cash Reserves Portfolio in which Liberty Money Market Fund is invested.


The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.


THE PRICING AND BOOKKEEPING AGREEMENT
The Advisor provides pricing and bookkeeping services to each fund pursuant to a Pricing and Bookkeeping Agreement. The Advisor, in its capacity as the Administrator to each of Liberty Money Market Fund and Liberty Municipal Money Market Fund, is paid an annual fee of $18,000, plus 0.0233% of average daily net assets in excess of $50 million. For each of the other funds (except for Liberty Newport Tiger Fund, Liberty Newport Japan Opportunities Fund, Liberty Newport Greater China Fund, Liberty Newport Europe Fund and Liberty Newport Asia Pacific
Fund), the Advisor is paid monthly a fee of $2,250 by each fund, plus a monthly percentage fee based on net assets of the fund equal to the following:


                                1/12 of 0.000% of the first $50 million;
                                1/12 of 0.035% of the next $950 million;
                                1/12 of 0.025% of the next $1 billion;
                                1/12 of 0.015% of the next $1 billion; and 1/12 of 0.001% on the excess over $3 billion


The Advisor provides pricing and bookkeeping services to Liberty Newport Tiger Fund, Liberty Newport Japan Opportunities Fund, Liberty Newport Greater China Fund, Liberty Newport Europe Fund and Liberty Newport Asia Pacific Fund for an annual fee of $27,000, plus 0.035% of each fund's average daily net assets over $50 million.



Stein Roe, the investment advisor of the Municipal Money Market Portfolio, provides pricing and bookkeeping services to the Portfolio for a fee of $25,000 plus 0.0025% annually of average daily net assets of the Portfolio over $50 million.



PORTFOLIO TRANSACTIONS
THE FOLLOWING SECTIONS ENTITLED "INVESTMENT DECISIONS" AND "BROKERAGE AND RESEARCH SERVICES" DO NOT APPLY TO LIBERTY MONEY MARKET FUND, LIBERTY MUNICIPAL MONEY MARKET FUND, LIBERTY TAX-MANAGED VALUE FUND AND LIBERTY NEWPORT GLOBAL EQUITY FUND. FOR EACH OF THESE FUNDS, SEE PART 1 OF ITS RESPECTIVE SAI. THE ADVISOR OF LIBERTY NEWPORT TIGER FUND, LIBERTY NEWPORT INTERNATIONAL EQUITY FUND, LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND, LIBERTY NEWPORT GREATER CHINA FUND, LIBERTY NEWPORT EUROPE FUND AND LIBERTY NEWPORT ASIA PACIFIC FUND FOLLOWS THE SAME PROCEDURES AS THOSE SET FORTH UNDER "BROKERAGE AND RESEARCH SERVICES."



INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the funds (except for the Liberty Money Market Fund, Liberty Municipal Money Market Fund, Liberty Newport Global Equity Fund, Liberty Tax-Managed Value Fund, Liberty Newport Tiger Fund, Liberty Newport International Equity Fund, Liberty Newport Japan Opportunities Fund, Liberty Newport Greater China Fund, Liberty Newport Europe Fund and Liberty Newport Asia Pacific Fund each of which is administered by the Advisor. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The funds and clients advised by the Advisor or the funds administered by the Advisor sometimes invest in securities in which the fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the funds outweighs the disadvantages, if any, which might result from these practices.

The portfolio managers of Liberty Utilities Fund, a series of Liberty Funds Trust IV, will use the trading facilities of Stein Roe, an affiliate of the Advisor, to place all orders for the purchase and sale of this fund's portfolio securities, futures contracts and foreign currencies.


BROKERAGE AND RESEARCH SERVICES. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.

The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.

The Advisor may use the services of AlphaTrade Inc. (ATI), a registered broker-dealer and subsidiary of the Advisor, when buying or selling equity securities for a fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays ATI on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through ATI so that the Trustees may consider whether such trades complied with these procedures and the Rule. ATI employs electronic trading methods by which it seeks to obtain best price and execution for the fund, and will use a clearing broker to settle trades.

PRINCIPAL UNDERWRITER
LFD is the principal underwriter of the Trust's shares. LFD has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT
LFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFS is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY LFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the fund to LFS or generally by 6 months' notice by LFS to the fund. The agreement limits the liability of LFS to the fund for loss or damage incurred by the fund to situations involving a failure of

LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the fund will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.


CODE OF ETHICS
The fund, the Advisor, and LFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the funds.



DETERMINATION OF NET ASSET VALUE
Each fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade, but in no event later than 5:00 p.m. Eastern time. Currently, the Exchange is closed Saturdays, Sundays and the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the fund's redeemable securities on days when an investor cannot redeem such securities. The net asset value of the Municipal Money Market Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Municipal Money Market Portfolio's Board of Trustees, the net asset value of the Municipal Money Market Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.


Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.


(The following two paragraphs are applicable only to Liberty Newport Tiger Fund, Liberty Newport Japan Opportunities Fund, Liberty Newport Greater China Fund, Liberty Newport International Equity Fund, Liberty Newport Europe Fund and Liberty Newport Asia Pacific Fund. "Advisor" in these two paragraphs refers to each fund's investment advisor, Newport Fund Management, Inc.)


Trading in securities on stock exchanges and over-the-counter markets in the Far East is normally completed well before the close of the business day in New York. Trading on Far Eastern securities markets may not take place on all business days in New York, and trading on some Far Eastern securities markets does take place on days which are not business days in New York and on which the fund's NAV is not calculated.

The calculation of the fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the fund's NAV is calculated) will not be reflected in the fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (THIS SECTION CURRENTLY DOES NOT APPLY TO LIBERTY MONEY MARKET FUNDS, - SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "OTHER INFORMATION CONCERNING THE PORTFOLIO" IN PART 1 OF THE SAI OF LIBERTY MUNICIPAL MONEY MARKET FUND FOR INFORMATION RELATING TO THE MUNICIPAL MONEY MARKET PORTFOLIO)


Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Portfolio instruments are valued under the amortized cost method, whereby the instrument is recorded at cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. When a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.


See the Statement of Assets and Liabilities in the shareholder report of the Liberty Money Market Fund for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.


HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the fund before the fund processes that day's transactions. If the FSF fails to transmit before the fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.


The fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.


Checks presented for the purchase of shares of the fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.


Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, S, T or Z shares. The Liberty money market funds will not issue certificates. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.



LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's SAI) to FSFs that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.

From time to time, LFD or its affiliates may elect to make payments to broker-dealers in addition to the commissions described in the funds' SAIs. LFD will reallow to participating broker-dealers the entire sales charge for all sales of Class A shares for orders placed for Individual Retirement Accounts
(IRAs) from January 2, 2001 through April 16, 2001 on certain funds. LFD has elected to pay participating dealers an amount equal to 0.50% of the net asset value of certain fund's Class B shares sold to IRA's from January 2, 2001 through April 16, 2001 (WITH THE EXCEPTION OF LIBERTY YOUNG INVESTOR FUND, THE LIBERTY ACORN FUNDS AND ALL LIBERTY TAX-EXEMPT FUNDS).


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.


AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most funds advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc. and Stein Roe may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transfers for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.



AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C and S). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc. and Stein Roe in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.


Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.


TAX-SHELTERED RETIREMENT PLANS. LFD offers prototype tax-qualified plans, including IRAs, and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges a $18 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.


Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFS for more information at 1-800-422-3737.


PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
RIGHT OF ACCUMULATION (Class A, Class B and Class T shares only) (Class T shares can only be purchased by the shareholders of Liberty Newport Tiger Fund who already own Class T shares). Reduced sales charges on Class A, B and T shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:


1.            the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund and Class B, C, T and Z shares).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. A fund may terminate or amend this Right of Accumulation.


STATEMENT OF INTENT (Class A and Class T shares only).
Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.


During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B, C or T shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any fund at the NAV next determined after LFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.



PRIVILEGES OF LIBERTY EMPLOYEES OR FINANCIAL SERVICE FIRMS (IN THIS SECTION, THE "ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFD and other companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.



PRIVILEGES OF LIBERTY ACORN FUNDS SHAREHOLDERS. Any shareholder who owned shares of any fund of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by LFD, may purchase Class A shares of any fund distributed by LFD at NAV in those cases where a Liberty Fund Class Z share is not available. Qualifying shareholders will not be subject to Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.



EXCHANGES FOR AFFILIATES OF INVESTMENT ADVISOR. Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual 12b-1 distribution and service fee.



SPONSORED ARRANGEMENTS. Class A and Class T shares (Class T shares can only be purchased by the shareholders of Liberty Newport Tiger Fund who already own Class T shares) of certain funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and Class T shares (Class T shares can only be purchased by the shareholders of Liberty Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which the funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.


WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A shares of certain funds)
Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. LFS will provide checks to be drawn on Boston Safe Deposit and Trust Company (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.



Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The Bank may charge customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.


NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.


Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Liberty Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.


HOW TO EXCHANGE SHARES
Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other funds. The prospectus of each fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
A fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History", the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
TOTAL RETURN
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.


Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares (except Liberty Money Market Fund); if the newer class is Class B or Class C shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class C shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class). Performance results reflect any voluntary waivers or reimbursements of fund expenses by the Advisor, Administrator or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.

YIELD
MONEY MARKET. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

NON-MONEY MARKET. The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and, in some cases, state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by the Advisor or its affiliates have been added back to actual expenses.

DISTRIBUTION RATE. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.


TAX-RELATED ILLUSTRATIONS. The fund also may present hypothetical illustrations
(i) comparing the fund's and other mutual funds' pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.


GENERAL. From time to time, the fund may discuss or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New Value(TM) investment strategy that expands upon the principles of traditional value investing; the fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, the fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS


                    STANDARD & POOR'S RATINGS SERVICES (S&P)


The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.


The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:
MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                             FITCH INVESTORS SERVICE

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.


                         DUFF & PHELPS CREDIT RATING CO.

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A - Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.

BBB+, BBB, BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                   APPENDIX II
                                DECEMBER 31, 2000



Source                                           Category                                     Return (%)
------                                           --------                                     ----------
Credit Suisse First Boston:

                                                 First Boston High Yield Index- Global        -5.21

Lipper Inc.
                                                 AMEX Composite Index P                             2.37
                                                 AMEX Computer Tech IX P                          -35.12
                                                 AMEX Institutional IX P                          -18.11
                                                 AMEX Major Market IX P                            -7.58
                                                 Bse Sensex Index                                 -20.65
                                                 CAC 40: FFR IX P                                  -0.54
                                                 CD Rate 1 Month Index Tr                           6.54
                                                 CD Rate 3 Month Index Tr                           6.65
                                                 CD Rate 6 Month Index Tr                           6.79
                                                 Consumer Price Index                                N/A
                                                 COPNHGN SE:DKR IX P                               18.08
                                                 DAX:DM IX TR                                      -7.54
                                                 Domini 400 Social Index                          -14.38
                                                 Dow Jones 65 Comp Av P                             3.21
                                                 Dow Jones Ind Average P                           -6.18
                                                 Dow Jones Ind Dly Reinv                           -4.85
                                                 Dow Jones Ind Mth Reinv                           -4.69
                                                 Dow Jones Trans Av P                              -1.03
                                                 Dow Jones Trans Av Tr                              0.40
                                                 Dow Jones Util Av P                               45.45
                                                 Dow Jones Util Av Tr                              50.76
                                                 Ft/S&P Act Wld Ex US IX                          -15.18
                                                 Ft/S&P Actuaries Wld IX                          -12.23
                                                 FT-SE 100:Pd IX P                                -10.21
                                                 FT-SE Gold Mines IX                              -26.36
                                                 HANG SENG:HNG KNG $ IX P                         -11.00
                                                 Jakarta Composite Index                          -38.50
                                                 Jasdaq Index:Yen P                               -44.28
                                                 Klse Composite Index                             -16.33
                                                 Kospi Index                                      -50.92
                                                 Lehman 1-3 Govt/Cred Tr                            8.08
                                                 Lehman 1-3 Govt/Credit P                           1.48
                                                 Lehman Aggregate Bd P                              4.21
                                                 Lehman Aggregate Bd Tr                            11.63
                                                 Lehman Cr Bd Int P                                 2.02
                                                 Lehman Cr Bd Int Tr                                9.46
                                                 Lehman Govt Bd Int P                               3.79
                                                 Lehman Govt Bd Int Tr                             10.47
                                                 Lehman Govt Bd Long P                             12.60
                                                 Lehman Govt Bd Long Tr                            20.29
                                                 Lehman Govt Bd P                                   6.30
                                                 Lehman Govt Bd Tr                                 13.24
                                                 Lehman Govt/Cr Bd P                                4.63
                                                 Lehman Govt/Cr Bd Tr                              11.85
                                                 Lehman Govt/Cr Int P                               3.16
                                                 Lehman Govt/Cr Int Tr                             10.12
                                                 Lehman High Yield P                              -14.41
                                                 Lehman High Yield Tr                              -5.86
                                                 Lehman Muni 10 Yr IX P                             4.73
                                                 Lehman Muni 10 Yr IX Tr                           10.76

Source                                           Category                                     Return (%)
------                                           --------                                     ----------
                                                 Lehman Muni 3 Yr IX P                              0.77
                                                 Lehman Muni 3 Yr IX Tr                             6.23
                                                 Lehman Muni 5 Yr IX Tr                             7.72
                                                 Lehman Muni Bond IX P                              5.82
                                                 Lehman Muni Bond IX Tr                            11.68
                                                 MADRID SE:PST IX P                               -12.68
                                                 MDAX GERMAN MC IX TR                              13.93
                                                 Merrill All CV EX ID IX                            3.50
                                                 Merrill Aus Govt IX TR                            13.28
                                                 MERRILL BRADY BD IX LA                            14.55
                                                 MERRILL EM BRADY BD IX                            25.84
                                                 MERRILL JAPAN GOVT IX TR                           2.29
                                                 Merrill Pan-Euro Govt IX                           0.56
                                                 ML 10+ Yr Treasury IX Tr                          20.19
                                                 ML 1-10 YR CORP BD IX P                            1.93
                                                 ML 1-10 YR CORP BD IX TR                           9.34
                                                 ML 1-3 Yr Muni IX P                                0.23
                                                 ML 1-3 Yr Muni IX Tr                               5.68
                                                 ML 1-3 Yr Treasury IX P                            1.53
                                                 ML 1-3 Yr Treasury IX Tr                           7.99
                                                 ML 1-5 Yr Gv/Cp Bd IX P                            2.16
                                                 ML 1-5 Yr Gv/Cp Bd IX Tr                           8.88
                                                 ML 15 Yr Mortgage IX P                             3.26
                                                 ML 15 Yr Mortgage IX Tr                           10.41
                                                 ML 1-5 Yr Treasury IX P                            2.28
                                                 ML 1-5 Yr Treasury IX Tr                           8.87
                                                 ML 3 MO T-Bill IX Tr                               6.18
                                                 ML 3-5 Yr Govt IX P                                3.99
                                                 ML 3-5 Yr Govt IX Tr                              10.76
                                                 ML 3-7 Yr Muni IX Tr                               8.24
                                                 ML Corp Master Index P                             1.47
                                                 ML Corp Master Index Tr                            9.13
                                                 ML CV BD SPEC QUAL IX P                          -21.96
                                                 ML CV BD SPEC QUAL IX TR                         -18.86
                                                 ML EMG MKT ASIA P IX                              -7.85
                                                 ML EMG MKT ASIA TR IX                              1.84
                                                 ML EMG MKT EU ME AFR P                            10.46
                                                 ML EMG MKT EU ME AFR TR                           21.28
                                                 ML EMG MKT LATIN AM P IX                           0.57
                                                 ML EMG MKT LATIN AM TR                            10.61
                                                 ML Glbl Govt Bond Inx P                           -2.43
                                                 ML Glbl Govt Bond Inx Tr                           2.79
                                                 ML Glbl Gv Bond IX II P                           -2.96
                                                 ML Glbl Gv Bond IX II Tr                           2.37
                                                 ML Global Bond Index P                            -1.06
                                                 ML Global Bond Index Tr                            5.00
                                                 ML Gov/ Corp Master IX T                          11.95
                                                 ML Govt Master Index P                             6.12
                                                 ML Govt Master Index Tr                           13.11
                                                 ML Govt/Corp Master IX P                           4.74
                                                 ML HIGH YLD MASTER 2  P                          -13.50
                                                 ML HIGH YLD MASTER 2  TR                          -5.12
                                                 ML High Yld Master IX P                          -13.35
                                                 ML High Yld Master IX Tr                          -3.79
                                                 ML Master Muni IX Tr                              17.15
                                                 ML Mortgage Master IX P                            3.63
                                                 ML Mortgage Master IX Tr                          11.28
                                                 ML Treasury Master IX P                            6.34
                                                 ML Treasury Master IX Tr                          13.37
                                                 ML US CP/GV 10+ YR IX P                            8.57

Source                                           Category                                     Return (%)
------                                           --------                                     ----------
                                                 ML US CP/GV 10+ YR IX TR                          16.54
                                                 ML US DOM MASTER  IX P                             4.38
                                                 ML US DOM MASTER  IX TR                           11.73
                                                 MSCI AC Americas Free GD                         -11.90
                                                 MSCI AC Americas Free ID                         -12.95
                                                 MSCI AC Asia Fr-Ja IX GD                         -35.22
                                                 MSCI AC Asia Fr-Ja IX ID                         -36.30
                                                 MSCI AC Asia Pac - Ja GD                         -28.39
                                                 MSCI AC Asia Pac - Ja ID                         -29.75
                                                 MSCI AC Asia Pac Fr-J GD                         -29.97
                                                 MSCI AC Asia Pac Fr-J ID                         -31.40
                                                 MSCI AC Asia Pac IX GD                           -28.15
                                                 MSCI AC Asia Pac IX ID                           -28.91
                                                 MSCI AC Europe IX GD                              -8.87
                                                 MSCI AC Europe IX ID                             -10.37
                                                 MSCI AC Fe - Ja IX GD                            -33.98
                                                 MSCI AC Fe - Ja IX ID                            -34.99
                                                 MSCI AC Fe Free IX GD                            -29.96
                                                 MSCI AC Fe Free IX ID                            -30.58
                                                 MSCI AC Fe Fr-Ja IX GD                           -36.80
                                                 MSCI AC Fe Fr-Ja IX ID                           -37.88
                                                 MSCI AC Pac Fr-Jpn IX GD                         -30.73
                                                 MSCI AC Pac Fr-Jpn IX ID                         -32.19
                                                 MSCI AC Pacific IX ID                            -29.07
                                                 MSCI AC World Free IX GD                         -13.94
                                                 MSCI AC World Fr-USA GD                          -15.09
                                                 MSCI AC World Fr-USA ID                          -16.34
                                                 MSCI AC World IX GD                              -13.92
                                                 MSCI AC World IX ID                              -15.06
                                                 MSCI AC World-USA IX GD                          -15.03
                                                 MSCI AC Wrld Fr-Ja IX GD                         -11.93
                                                 MSCI AC Wrld Fr-Ja IX ID                         -13.18
                                                 MSCI AC Wrld-Ja IX GD                            -11.93
                                                 MSCI AC Wrld-Ja IX ID                            -13.18
                                                 MSCI Argentina IX GD                             -25.07
                                                 MSCI Argentina IX ID                             -26.08
                                                 MSCI Australia IX GD                              -9.09
                                                 MSCI Australia IX ID                             -11.95
                                                 MSCI Australia IX ND                              -9.95
                                                 MSCI Austria IX GD                               -11.46
                                                 MSCI Austria IX ID                               -13.43
                                                 MSCI Austria IX ND                               -11.96
                                                 MSCI Belgium IX GD                               -16.25
                                                 MSCI Belgium IX ID                               -18.60
                                                 MSCI Belgium IX ND                               -16.85
                                                 MSCI BRAZIL FREE IX GD                           -11.37
                                                 MSCI BRAZIL FREE IX ID                           -14.20
                                                 MSCI BRAZIL IX GD                                 -5.68
                                                 MSCI BRAZIL IX P                                  -8.65
                                                 MSCI Canada IX GD                                  5.64
                                                 MSCI Canada IX ID                                  4.42
                                                 MSCI Canada IX ND                                  5.34
                                                 MSCI Chile IX GD                                 -15.14
                                                 MSCI Chile IX ID                                 -16.98
                                                 MSCI China Free IX ID                            -32.19
                                                 MSCI Colombia IX GD                              -38.85
                                                 MSCI Colombia IX ID                              -41.19
                                                 MSCI Czech Rep IX GD                               1.62
                                                 MSCI Czech Rep IX ID                               0.71
                                                 MSCI Denmark IX GD                                 3.71

                                                 MSCI Denmark IX ID                                 2.66
                                                 MSCI Denmark IX ND                                 3.44
                                                 MSCI EAFE - JAPAN IX ND                           -8.94
                                                 MSCI EAFE - UK IX GD                             -14.81
                                                 MSCI EAFE - UK IX ID                             -15.88
                                                 MSCI EAFE - UK IX ND                             -15.07
                                                 MSCI EAFE + Canada IX GD                         -13.16
                                                 MSCI EAFE + Canada IX ID                         -14.40
                                                 MSCI EAFE + Canada IX ND                         -13.37
                                                 MSCI EAFE + Em IX GD                             -15.81
                                                 MSCI EAFE + EM IX ID                             -17.06
                                                 MSCI EAFE + EMF IX GD                            -15.88
                                                 MSCI EAFE + EMF IX ID                            -17.13
                                                 MSCI EAFE Fr IX ID                               -15.21
                                                 MSCI EAFE G IX ID                                -25.19
                                                 MSCI EAFE GDP Wt IX GD                           -15.30
                                                 MSCI EAFE GDP Wt IX ID                           -16.45
                                                 MSCI EAFE GDP Wt IX ND                           -15.53
                                                 MSCI EAFE GROWTH IX GD                           -24.40
                                                 MSCI EAFE IX GD                                  -13.96
                                                 MSCI EAFE IX ID                                  -15.21
                                                 MSCI EAFE IX ND                                  -14.17
                                                 MSCI EAFE V IX ID                                 -4.63
                                                 MSCI EAFE VALUE IX GD                             -2.82
                                                 MSCI EASEA IX GD                                  -8.68
                                                 MSCI EASEA IX ID                                 -10.26
                                                 MSCI EASEA IX ND                                  -8.94
                                                 MSCI Em Asia IX GD                               -38.60
                                                 MSCI Em Asia IX ID                               -39.32
                                                 MSCI Em Eur/Mid East GD                          -22.30
                                                 MSCI Em Eur/Mid East ID                          -23.38
                                                 MSCI Em Europe IX GD                             -34.64
                                                 MSCI Em Europe IX ID                             -35.31
                                                 MSCI Em Far East IX GD                           -41.08
                                                 MSCI Em Far East IX ID                           -41.76
                                                 MSCI Em IX GD                                    -28.84
                                                 MSCI Em IX ID                                    -30.00
                                                 MSCI Em Latin Am IX GD                           -14.00
                                                 MSCI Em Latin Am IX ID                           -15.92
                                                 MSCI EMF Asia IX GD                              -41.79
                                                 MSCI EMF Asia IX ID                              -42.55
                                                 MSCI EMF Far East IX GD                          -45.12
                                                 MSCI EMF Far East IX ID                          -45.84
                                                 MSCI EMF IX GD                                   -30.61
                                                 MSCI EMF IX ID                                   -31.80
                                                 MSCI EMF Latin Am IX GD                          -16.57
                                                 MSCI EMF Latin Am IX ID                          -18.38
                                                 MSCI Europe - UK IX GD                            -7.12
                                                 MSCI Europe - UK IX ID                            -8.43
                                                 MSCI Europe - UK IX ND                            -7.47
                                                 MSCI Europe GDP Wt IX ID                         -19.97
                                                 MSCI Europe IX GD                                 -8.14
                                                 MSCI Europe IX ID                                  2.36
                                                 MSCI Europe IX ND                                 -8.39
                                                 MSCI EUROPEAN GR IX GD                           -16.51
                                                 MSCI European Union GD                            -9.96
                                                 MSCI European Union ID                           -11.48
                                                 MSCI EUROPEAN VL IX GD                             0.06
                                                 MSCI Far East Free IX ID                         -27.60
                                                 MSCI Far East IX GD                              -27.00

                                                 MSCI Far East IX ID                              -27.60
                                                 MSCI Far East IX ND                              -27.09
                                                 MSCI Finland IX GD                               -14.01
                                                 MSCI Finland IX ID                               -14.71
                                                 MSCI Finland IX ND                               -14.21
                                                 MSCI France IX GD                                 -4.06
                                                 MSCI France IX ID                                 -5.05
                                                 MSCI France IX ND                                 -4.31
                                                 MSCI Germany IX GD                               -15.27
                                                 MSCI Germany IX ID                               -16.48
                                                 MSCI Germany IX ND                               -15.59
                                                 MSCI Greece IX GD                                -41.63
                                                 MSCI Greece IX ID                                -42.52
                                                 MSCI Hong Kong IX GD                             -14.74
                                                 MSCI Hong Kong IX ID                             -16.98
                                                 MSCI Hongkong IX ND                              -14.74
                                                 MSCI Hungary IX GD                               -26.80
                                                 MSCI Hungary IX ID                               -27.66
                                                 MSCI India IX GD                                 -21.74
                                                 MSCI India IX ID                                 -22.82
                                                 MSCI Indonesia IX GD                             -61.90
                                                 MSCI Indonesia IX ID                             -63.04
                                                 MSCI Ireland IX ID                               -14.32
                                                 MSCI Israel Dom IX ID                             13.79
                                                 MSCI Israel IX ID                                 24.75
                                                 MSCI Israel Non Dom Ixid                          46.48
                                                 MSCI Italy IX GD                                  -0.82
                                                 MSCI Italy IX ID                                  -2.70
                                                 MSCI Italy IX ND                                  -1.33
                                                 MSCI JAPAN GROWTH IX GD                          -42.98
                                                 MSCI Japan IX GD                                 -28.07
                                                 MSCI Japan IX ID                                 -28.54
                                                 MSCI Japan IX ND                                 -28.16
                                                 MSCI JAPAN VALUE IX GD                           -11.01
                                                 MSCI Jordan IX GD                                -23.18
                                                 MSCI Jordan IX ID                                -24.65
                                                 MSCI Kokusai IX GD                               -10.62
                                                 MSCI Kokusai IX ID                               -11.86
                                                 MSCI Kokusai IX ND                               -10.91
                                                 MSCI Korea IX GD                                 -49.62
                                                 MSCI Korea IX ID                                 -50.35
                                                 MSCI Luxembourg IX ID                              2.20
                                                 MSCI Malaysia IX GD                              -15.30
                                                 MSCI Malaysia IX ID                              -16.60
                                                 MSCI Mexico Free IX GD                           -20.49
                                                 MSCI Mexico Free IX ID                           -21.51
                                                 MSCI Mexico IX GD                                -20.49
                                                 MSCI Mexico IX ID                                -21.51
                                                 MSCI N American G IX ID                          -27.09
                                                 MSCI N American Vl IX ID                           1.93
                                                 MSCI Netherland IX GD                             -3.64
                                                 MSCI Netherland IX ID                             -5.41
                                                 MSCI Netherland IX ND                             -4.09
                                                 MSCI New Zealand IX GD                           -33.05
                                                 MSCI New Zealand IX ID                           -36.30
                                                 MSCI New Zealand IX ND                           -33.55
                                                 MSCI Nordic IX GD                                -14.69
                                                 MSCI Nordic IX ID                                -15.58
                                                 MSCI Nordic IX ND                                -14.94
                                                 MSCI Norway IX GD                                 -0.38

                                                 MSCI Norway IX ID                                 -2.40
                                                 MSCI Norway IX ND                                 -0.89
                                                 MSCI Nth Amer IX GD                              -11.76
                                                 MSCI Nth Amer IX ID                              -12.79
                                                 MSCI Nth Amer IX ND                              -12.06
                                                 MSCI Pac - Japan IX GD                           -15.19
                                                 MSCI Pac - Japan IX ID                           -17.48
                                                 MSCI Pac - Japan IX ND                           -15.56
                                                 MSCI PAC FREE GR IX GD                           -39.87
                                                 MSCI PAC FREE VL IX GD                            -9.01
                                                 MSCI PAC FR-JPN GR IX GD                         -28.38
                                                 MSCI PAC FR-JPN VL IX GD                           2.64
                                                 MSCI Pacific Free IX ID                          -26.41
                                                 MSCI Pacific Fr-Jpn ID                           -17.48
                                                 MSCI Pacific IX GD                               -25.64
                                                 MSCI Pacific IX ID                               -26.41
                                                 MSCI Pacific IX ND                               -25.78
                                                 MSCI Pakistan IX GD                              -11.87
                                                 MSCI Pakistan IX ID                              -13.78
                                                 MSCI Peru IX GD                                  -23.82
                                                 MSCI Peru IX ID                                  -26.72
                                                 MSCI Philippines Fr Ixgd                         -45.01
                                                 MSCI Philippines Fr Ixid                         -45.29
                                                 MSCI Philippines IX GD                           -42.06
                                                 MSCI Philippines IX ID                           -42.46
                                                 MSCI Portugal IX GD                               -9.90
                                                 MSCI Portugal IX ID                              -12.17
                                                 MSCI Russia IX GD                                -30.03
                                                 MSCI Russia IX ID                                -30.39
                                                 MSCI Sing/Mlysia IX GD                           -27.72
                                                 MSCI Sing/Mlysia IX ID                           -28.65
                                                 MSCI Sing/Mlysia IX ND                           -27.72
                                                 MSCI Singapore Fr IX GD                          -27.72
                                                 MSCI Singapore Fr IX ID                          -28.65
                                                 MSCI South Africa IX GD                          -17.19
                                                 MSCI South Africa IX ID                          -19.60
                                                 MSCI Spain IX GD                                 -15.54
                                                 MSCI Spain IX ID                                 -16.83
                                                 MSCI Spain IX ND                                 -15.86
                                                 MSCI Sri Lanka IX GD                             -40.73
                                                 MSCI Sri Lanka IX ID                             -43.91
                                                 MSCI Sweden IX GD                                -21.01
                                                 MSCI Sweden IX ID                                -21.94
                                                 MSCI Sweden IX ND                                -21.29
                                                 MSCI Swtzrlnd IX GD                                6.38
                                                 MSCI Swtzrlnd IX ID                                4.88
                                                 MSCI Swtzrlnd IX ND                                5.85
                                                 MSCI Taiwan IX GD                                -44.90
                                                 MSCI Taiwan IX ID                                -45.35
                                                 MSCI Thailand IX GD                              -52.60
                                                 MSCI Thailand IX ID                              -53.21
                                                 MSCI Turkey IX GD                                -45.65
                                                 MSCI Turkey IX ID                                -46.16
                                                 MSCI UK IX GD                                    -11.53
                                                 MSCI UK IX ID                                    -13.55
                                                 MSCI UK IX ND                                    -11.53
                                                 MSCI USA IX GD                                   -12.54
                                                 MSCI USA IX ID                                   -13.56
                                                 MSCI USA IX ND                                   -12.84
                                                 MSCI Venezuela IX GD                               4.47

Source                                           Category                                     Return (%)
------                                           --------                                     ----------
                                                 MSCI Venezuela IX ID                               0.78
                                                 MSCI World - UK IX GD                            -13.11
                                                 MSCI World - UK IX ID                            -14.16
                                                 MSCI World - UK IX ND                            -13.40
                                                 MSCI World - USA IX GD                           -13.16
                                                 MSCI World - USA IX ID                           -14.40
                                                 MSCI World - USA IX ND                           -13.37
                                                 MSCI World Free IX ND                            -13.18
                                                 MSCI World GDP Wt IX ID                          -14.90
                                                 MSCI WORLD GROWTH IX ID                          -26.12
                                                 MSCI World IX Free ID                            -14.05
                                                 MSCI World IX GD                                 -12.92
                                                 MSCI World IX ID                                 -14.05
                                                 MSCI World IX ND                                 -13.18
                                                 MSCI WORLD VALUE IX ID                            -1.30
                                                 MSCI WORLD-USA GR IX GD                          -24.09
                                                 MSCI World-USA VL IX GD                           -1.59
                                                 MSCI Wrld - Austrl IX GD                         -12.97
                                                 MSCI Wrld - Austrl IX ID                         -14.08
                                                 MSCI Wrld - Austrl IX ND                         -13.22
                                                 MSCI WRLD EX USA SC ID                            -8.84
                                                 MSCI WRLD FINANCIALS GD                           10.62
                                                 MSCI WRLD FINANCIALS ID                            8.48
                                                 MSCI WRLD HEALTHCARE GD                           26.96
                                                 MSCI WRLD HEALTHCARE ID                           25.54
                                                 MSCI WRLD INFO TECH GD                           -41.69
                                                 MSCI WRLD INFO TECH ID                           -41.80
                                                 MSCI WRLD TECH HDWR GD                           -34.84
                                                 MSCI WRLD TECH HDWR ID                           -34.98
                                                 MSCI WRLD TELECOM GD                             -42.49
                                                 MSCI WRLD TELECOM ID                             -41.72
                                                 NASDAQ 100 IX P                                  -36.84
                                                 NASDAQ Bank IX P                                  14.67
                                                 NASDAQ Composite IX P                            -39.29
                                                 NASDAQ Industrial IX P                           -33.76
                                                 NASDAQ Insurance IX P                             15.67
                                                 NASDAQ Natl Mkt Cmp IX                           -39.27
                                                 NASDAQ Natl Mkt Ind IX                           -33.73
                                                 NASDAQ Transport IX P                             16.14
                                                 Nikkei 225 Avg:Yen P                             -27.19
                                                 NYSE Composite P                                   1.01
                                                 NYSE Finance IX P                                 25.23
                                                 NYSE Industrials IX P                             -3.01
                                                 NYSE Transportation IX                            -0.84
                                                 NYSE Utilities IX P                              -13.81
                                                 OSLO SE TOT:FMK IX P                              -1.68
                                                 Philippines Composite IX                         -30.26
                                                 PSE Technology IX P                              -16.22
                                                 Russell 1000 Grow IX Tr                          -22.42
                                                 Russell 1000 IX P                                 -8.84
                                                 Russell 1000 IX Tr                                -7.79
                                                 Russell 1000 Value IX Tr                           7.01
                                                 Russell 2000 Grow IX Tr                          -22.43
                                                 Russell 2000 IX P                                 -4.20
                                                 Russell 2000 IX Tr                                -3.02
                                                 Russell 2000 Value IX Tr                          22.83
                                                 Russell 3000 IX P                                 -8.52
                                                 Russell 3000 IX Tr                                -7.46
                                                 Russell Midcap G IX TR                           -11.75
                                                 Russell Midcap IX Tr                               8.25

Source                                           Category                                     Return (%)
------                                           --------                                     ----------
                                                 Russell Midcap V  IX TR                           19.18
                                                 S & P 100 Index P                                -13.42
                                                 S & P 500 Daily Reinv                             -9.10
                                                 S & P 500 Index P                                -10.14
                                                 S & P 500 Mnthly Reinv                            -9.10
                                                 S & P 600 Index P                                 11.02
                                                 S & P 600 Index Tr                                11.80
                                                 S & P Financial IX P                              23.83
                                                 S & P Financial IX Tr                             26.08
                                                 S & P Industrial IX Tr                           -16.25
                                                 S & P Industrials P                              -17.05
                                                 S & P Midcap 400 IX P                             16.21
                                                 S & P Midcap 400 IX Tr                            17.50
                                                 S & P Transport Index P                           16.88
                                                 S & P Transport IX Tr                             18.52
                                                 S & P Utility Index P                             54.30
                                                 S & P Utility Index Tr                            59.67
                                                 S & P/Barra Growth IX Tr                         -22.08
                                                 S & P/BARRA MC G IX TR                             9.16
                                                 S & P/BARRA MC V IX TR                            27.84
                                                 S & P/BARRA SC G IX TR                             0.57
                                                 S & P/BARRA SC V IX TR                            20.86
                                                 S & P/Barra Value IX Tr                            6.08
                                                 SB Cr-Hdg Nn-US Wd IX Tr                           9.64
                                                 SB Cr-Hdg Wd Gv Bd IX Tr                          10.67
                                                 SB Non-US Wd Gv Bd IX Tr                          -2.63
                                                 SB Wd Gv Bd:Austrl IX Tr                          -3.71
                                                 SB Wd Gv Bd:Germny IX Tr                           0.51
                                                 SB Wd Gv Bd:Japan IX Tr                           -8.47
                                                 SB Wd Gv Bd:UK IX Tr                               1.02
                                                 SB Wd Gv Bd:US IX Tr                              13.48
                                                 SB World Govt Bond IX Tr                           1.59
                                                 SB World Money Mkt IX Tr                          -2.74
                                                 Straits Times Index                              -22.08
                                                 SWISS PERF:SFR IX TR                              11.91
                                                 TAIWAN SE:T$ IX P                                -46.04
                                                 T-Bill 1 Year Index Tr                             5.96
                                                 T-Bill 3 Month Index Tr                            5.99
                                                 T-Bill 6 Month Index Tr                            6.08
                                                 Thailand Set Index                               -44.14
                                                 TOKYO 2ND SCT:YEN IX P                           -25.80
                                                 TOKYO SE(TOPIX):YEN IX P                         -25.46
                                                 TORONTO 300:C$ IX P                                6.18
                                                 TORONTO SE 35:C$ IX P                             17.62
                                                 Value Line Cmp IX-Arth                             9.65
                                                 Value Line Cmp IX-Geom                            -8.72
                                                 Value Line Industrl IX                            -9.41
                                                 Value Line Railroad IX                             9.65
                                                 Value Line Utilties IX                            10.30

The National Association of Real Estate
Investment Trust:

                                                 Real Estate Investment Trust Index                26.36


Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

*in U.S. currency

                           LIBERTY NEWPORT GLOBAL EQUITY FUND
                       A SERIES OF LIBERTY FUNDS TRUST III
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2001



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Liberty Newport Global Equity Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 1, 2001. This SAI should be read together with the Prospectus and the Fund's most recent Annual Report dated October 31, 2000. Investors may obtain a free copy of the Prospectus and Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Fund's Financial Statements and Report of Independent Accountants appearing in the October 31, 2000 Annual Report are incorporated into this SAI by reference.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS


        PART 1                                                             PAGE
        Definitions                                                        b
        Organization and History                                           b
        Investment Objective and Policies                                  b
        Fundamental Investment Policies                                    c
        Other Investment Policies                                          c
        Fund Charges and Expenses                                          d
        Investment Performance                                             h
        Custodian                                                          i
        Independent Accountants                                            i
        Management of the Fund                                             i

        PART 2

        Miscellaneous Investment Practices                                 1
        Taxes                                                              11
        Management of the Funds                                            14
        Determination of Net Asset Value                                   19
        How to Buy Shares                                                  20
        Special Purchase Programs/Investor Services                        21
        Programs for Reducing or Eliminating Sales Charges                 22
        How to Sell Shares                                                 24
        Distributions                                                      26
        How to Exchange Shares                                             26
        Suspension of Redemptions                                          27
        Shareholder Liability                                              27
        Shareholder Meetings                                               27
        Performance Measures                                               27
        Appendix I                                                         29
        Appendix II                                                        35



733-16/227E-1200

                                     PART 1

                        LIBERTY NEWPORT GLOBAL EQUITY FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2001


DEFINITIONS


        "Fund"                  Liberty Newport Global Equity Fund


        "Trust"                 Liberty Funds Trust III


        "Advisor"               Stein Roe & Farnham, Inc., the Fund's
                                investment advisor


        "Administrator"         Colonial Management Associates, Inc., the Fund's
                                administrator

        "LFD" Liberty Funds Distributor, Inc., the Fund's distributor

        "LFS" Liberty Funds Services, Inc., the Fund's shareholder services and transfer agent




ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1978. The Fund, a diversified series of the Trust, represents the entire interest in a separate series of the Trust. The Fund commenced investment operations on August 23, 1991. The Fund is the successor by reorganization to the Liberty Financial Utilities Fund. The reorganization occurred on March 27, 1995. All references to the Fund as of a time prior to such date shall be deemed to refer to the Liberty Financial Utilities Fund. On February 26, 1999, Liberty Funds Trust VIII collapsed into the Fund, therefore, terminating the master/feeder fund structure.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.


On November 1, 2000, Liberty Financial Companies, Inc. (Liberty Financial), the ultimate parent of the Advisor, announced that it has retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial. Effective April 1, 1999, the Trust changed its name from "Colonial Trust III" to its current name. Effective July 14, 2000, the Fund changed its name from "Colonial Global Utilities Fund" to "Liberty Newport Global Utilities Fund," and effective February 12, 2001, the Fund changed its name to "Liberty Newport Global Equity Fund."


INVESTMENT OBJECTIVE AND POLICIES


The Fund's Prospectus describes the Fund's investment goals and investment policies. Part 1 of this SAI contains additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:


         Lower Rated Bonds
         Foreign Securities
         Money Market Instruments
         Forward Commitments
         Repurchase Agreements
         Futures Contracts and Related Options
         Foreign Currency Transactions
         Securities Lending
         Zero Coupon Securities
         Pay-In-Kind Securities
         Options on Securities
         Rule 144A Securities

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

                                       b

FUNDAMENTAL INVESTMENT POLICIES


The Investment Company Act of 1940 (1940 Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.


As fundamental policies, the Fund may not:

1. Borrow from banks, other affiliated funds and other entities except to the extent permitted by applicable law and, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Purchase any security on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities (this restriction does not apply to securities purchased on a when-issued basis or to margin deposits in connection with futures and options transactions);

3. Issue senior securities except as provided in paragraph 1 above and to the extent permitted by the 1940 Act;

4. Underwrite securities issued by other persons, except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a security and except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective as the Fund;

5. Make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions,
              (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and
              (d) through repurchase agreements;

6. Purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, as to which there are no percentage limits or restrictions) if immediately after and as a result of such purchase (a) more than 5% of the value of its assets would be invested in that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer and except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective as the Fund;

7. Purchase or sell real estate or interests in real estate limited partnerships (other than securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities and to enter into futures and options transactions in accordance with its investment policies); or

8. Invest more than 25% of its total assets in the securities of issuers whose principal business activities are in the same industry (excluding obligations of the U.S. government and repurchase agreements collateralized by obligations of the U.S. government), except that the Fund may invest without limit (but may not invest less than 25% of its total assets) in the securities of companies in the public utilities industry and except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective as the Fund.




OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote the Fund may not:

1. Invest in illiquid securities, including repurchase agreements maturing in more than seven days but excluding securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, if, as a result thereof, more than 15% of the net assets (taken at market value at the time of each investment of the Fund, as the case may be) would be invested in such securities and except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective as the Fund;

                                       c

2. Invest in companies for the purpose of exercising control or management except that the Fund may invest all or substantially all its assets in another registered investment company having substantially the same investment restrictions as the Fund;

3. Invest in the voting securities of a public utility company if, as a result, it would own 5% or more of the outstanding voting securities of more than one public utility company;

4. Make investments in the securities of other investment companies except that the Fund may invest all or substantially all its assets in another registered investment company having substantially the same investment restrictions as the Fund;

5. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned by the Fund except
              (a) as may be necessary in connection with borrowings mentioned in
              (1) under Fundamental Investment Policies, and (b) the Fund may enter into futures and options transactions; or

6. Invest more than 5% of its total assets in puts, calls, straddles, spreads, or any combination thereof (except that the Fund may enter into transactions in options, futures and options on futures).


Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.



Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund.


FUND CHARGES AND EXPENSES


Under the Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.40%. Prior to February 1, 2001, Stein Roe & Farnham Incorporated, and affiliate of the Advisor, provided management services.


Under the Fund's administration agreement, the Fund pays the Administrator a monthly fee at the annual rate of 0.25% of its average daily net assets. In addition, under a separate pricing and bookkeeping agreement the Fund pays the Administrator a monthly fee of $2,250 plus the following percentages of the Fund's average daily net assets over $50 million:


                       0.035% annually on the next $950 million



                       0.025% annually on the next $1 billion



                       0.015% annually on the next $1 billion



                       0.001% annually on the excess over $3 billion



Under the Fund's shareholders' servicing and transfer agency agreement, the Fund pays LFS a monthly fee at the annual rate of 0.07% of average daily closing value of the total net assets of the Fund for such month. In addition to this compensation, the Fund pays LFS the following fees:



1. A transaction fee of $1.18 per transaction occurring in Fund accounts during any month; PLUS



2. An account fee for open accounts of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS



3. An account fee for closed accounts of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS



4.     The Fund's allocated share of LFS reimbursement out-of-pocket expenses.








                                       d

RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, LFD AND LFS (dollars in thousands)


                                               Year ended October 31
                                               ---------------------
                                           2000          1999          1998
                                           ----          ----          ----
Management fee                             $813          $484          $990
Administration fee                          508           363           180
Bookkeeping fee                              81            65            48
Shareholder services and transfer           456           509           446
agent fee
Allocated expenses from Liberty
  Funds Trust VIII                                        348
12b-1 fees
  Service fee (Class A, Class B             505           457           452
and Class C)(a)
Distribution Fee (Class A)
  Distribution fee (Class B)                 98            48            31
  Distribution fee (Class C)(a)               8             8             8



(a)      On July 1, 1997, Class D shares were redesignated Class C shares.

BROKERAGE COMMISSIONS


Total brokerage commissions paid by the Fund and the Portfolio for the fiscal years ended October 31, 1998, 1999 and 2000 were $359,361, $235,296, and
$343,028 respectively.


TRUSTEES AND TRUSTEES' FEES


For the fiscal year ended October 31, 2000, and the calendar year ended December 31, 2000, the Trustees received the following compensation for serving as Trustees of the Fund(b):



                                                                Total Compensation from the
                              Aggregate Compensation from    Liberty Fund Complex Paid to the
                                the Fund for the Fiscal       Trustees for the Calendar Year
Trustee                       Year ended October 31, 2000       ended December 31, 2000(c)
-------                       ---------------------------    --------------------------------
Robert J. Birnbaum(d)                      $   93                       $      0
Tom Bleasdale(e)                            1,292(f)                     106,000(f)
John V. Carberry(g)                           N/A                            N/A
Lora S. Collins(e)                          1,158                         96,000
James E. Grinnell(e)                        1,230                        102,000
Douglas A. Hacker(h)                            0                              0
Janet Langford Kelly(h)                         0                              0
Richard W. Lowry                            1,195                         99,000
Salvatore Macera                            1,182                         98,000
William E. Mayer                            1,206                        100,000
James L. Moody, Jr.(e)                      1,280(i)                     105,000(i)
Charles R. Nelson (h)                           0                              0


                                       e

John J. Neuhauser                           1,221                        101,210
Joseph R. Palombo(j)                          N/A                            N/A
Thomas E. Stitzel                           1,170                         97,000
Robert L. Sullivan(k)                         521                         34,033
Thomas C. Theobald(h)                           0                              0
Anne-Lee Verville                           1,153(l)                      94,667(l)




(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.



(c) At December 31, 2000, the complex consisted of 49 open-end and 9 closed-end management investment portfolios in the Liberty Funds Group - Boston (Liberty Funds) and 17 open-end management investment portfolios in the Liberty Variable Investment Trust (LVIT) (together, the Liberty Fund Complex).



(d) Retired as Trustee of the Trust and the Liberty Fund Complex on December 31, 1999.



(e) Resigned as Trustee of the Trust and the Liberty Fund Complex on December 27, 2000.



(f) For the fiscal year ended October 31, 2000, compensation includes $627 payable in later years as deferred compensation. For the calendar year ended December 31, 2000, compensation includes $52,000 payable in later years as deferred compensation.



(g) Resigned as Trustee of the Trust and the Liberty Fund Complex on August 4, 2000. Mr. Carberry did not receive compensation because he was an affiliated Trustee and employee of Liberty Financial.



(h)    Elected by the shareholders of the Fund on December 27, 2000.



(i) Total compensation of $1,280 or the fiscal year ended October 31, 2000, was paid on January 31, 2001. Total compensation of $105,000 for the calendar year ended December 31, 2000, was paid on January 31, 2001.



(j) Elected by the Trustees of the Liberty Fund Complex on August 23, 2000. Elected by the shareholders of the Fund on December 27, 2000. Mr. Palombo does not receive compensation because he is an affiliated Trustee and employee of the Administrator.



(k) Retired as Trustee of the Trust and the Liberty Fund Complex on April 20, 2000.



(l) Total compensation of $1,153 for the fiscal year ended October 31, 2000, will be payable in later years as deferred compensation. Total compensation of $94,667 for the calendar year ended December 31, 2000, will be payable in later years as deferred compensation.


                                       f

The following table sets forth the compensation paid to Ms. Kelly and Messrs. Hacker, Nelson and Theobald in their capacities as Trustees of the Stein Roe Fund Complex(m):



                                   Total Compensation from the Stein Roe
                                   Fund Complex Paid to the Trustees for
             Trustee               the Calendar Year Ended December 31, 2000
             -------               -----------------------------------------
  Douglas A. Hacker                               $98,100
  Janet Langford Kelly                             93,600
  Charles R. Nelson                                98,100
  Thomas C. Theobald                               98,100



(m) As of December 31, 2000, the Stein Roe Fund Complex consisted of the Liberty Floating Rate Fund, the Stein Roe Floating Rate Limited Liability Company, Liberty-Stein Roe Institutional Floating Rate Income Fund, and the following open-end mutual funds: 4 series of Liberty-Stein Roe Funds Income Trust, 4 series of Liberty-Stein Roe Funds Municipal Trust, 12 series of Liberty-Stein Roe Funds Investment Trust, 4 series of Liberty-Stein Roe Advisor Trust, 1 series of Stein Roe Trust, 12 portfolios of SR&F Base Trust, and 5 series of SteinRoe Variable Investment Trust.



As of the shareholder meeting on December 27, 2000, the Liberty Fund Complex and the Stein Roe Fund Complex were merged into one Fund Complex. Effective on December 27, 2000, the Trustees serve as Trustees for all the Funds in both the Liberty Fund Complex and the Stein Roe Fund Complex.



For the calendar year ended December 31, 2000, some of the Trustees received the following compensation in their capacities as trustees or directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, Liberty All-Star Funds):



                                Total Compensation from Liberty
                                All-Star Funds for the Calendar
Trustee                         Year Ended December 31, 2000(n)
-------                         -------------------------------
Robert J. Birnbaum                         $25,000
John V. Carberry (o)                           N/A
James E. Grinnell                           25,000
Richard W. Lowry                            25,000
William E. Mayer                            25,000
John J. Neuhauser                           25,000
Joseph R. Palombo (p)                          N/A




(n) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).



(o) Resigned as Trustee and Director of the Liberty All-Star Funds on August 4, 2000. Mr. Carberry did not receive compensation because he was an affiliated Trustee and Director and employee of Liberty Financial.



(p) Elected by the Trustees and Directors of the Liberty All-Star Funds on October 25, 2000. Mr. Palombo does not receive compensation because he is an affiliated Trustee and Director and employee of the Administrator.






                                       g

OWNERSHIP OF THE FUND


As of record on January 31, 2001, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the then outstanding shares of the Fund.



As of record on January 31, 2001, the following shareholders of record owned 5% or more of one or more of each class of the Fund's outstanding shares:


Paine Webber for the benefit of Paine Webber CDN FBO, Paine Webber C/F Burgess IRA R, P.O. Box 3321, Weehawken NJ, 07087-8154, owned 6,905.686 shares representing 9.60% of the then outstanding Class C shares.

Merrill Lynch Pierce Fenner & Smith Inc. for the Sole Benefit of its Customers,
Attn: Fund Administration, 4800 Deer Lake Drive, E 2nd Fl, Jacksonville, FL 32246-6484, owned 12,224.855 shares representing 16.99% of the then outstanding Class C shares.


As of record on At January 31, 2001, there were 11,029 Class A, 1,661 Class B, and 105 Class C record holders of the Fund.


                                       h

SALES CHARGES (dollars in thousands)

                                                                         Class A Shares
                                                                     Year ended October 31
                                                                    -----------------------
                                                          2000             1999              1998
                                                          ----             ----              ----
Aggregate initial sales charges on Fund share             $254              $213             $116
sales
Initial sales charge retained by LFD                        17                20               22
Aggregate contingent deferred sales charges                 11                19               13
(CDSC) on Fund redemptions retained by LFD

                                                                       Class B Shares
                                                                     Year ended October 31
                                                                     ---------------------
                                                          2000             1999              1998
                                                          ----             ----              ----
Aggregate CDSC
   on Fund redemptions retained by LFD                     $27               $12              $13



                                                                         Class C Shares
                                                                       Year ended October 31
                                                                       ---------------------
                                                          2000               1999             1998
                                                          ----               ----             ----
Aggregate CDSC on Fund redemptions retained by
   LFD                                                     $(o)                (o)               (o)


(o)   Rounds to less than one.





12B-1 PLAN, CDSCS AND CONVERSION OF SHARES


The Fund offers three classes of shares - Class A, Class B and Class C. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act for Class A, Class B and Class C shares. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.25% of the Fund's net assets. The Fund also pays LFD monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to Class B and Class C shares. LFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Administrator) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.


The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.


Class A shares are offered at net asset value plus varying sales charges which may include a (CDSC). Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.


                                       j

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value which are not subject to the distribution fee. See the prospectus for a description of the different programs.

                                       k

SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Fund for the fiscal year ended October 31, 2000, were:



                                                               Class A Shares    Class B Shares    Class C Shares
                                                               --------------    --------------    --------------
Fees to FSFs                                                           $427              $131              $4
Cost of sales material relating to the Fund
  (including printing and mailing expenses)
Allocated travel, entertainment and other promotional                   24                 15             (p)
expenses
  (including advertising)                                               14                  7             (p)


(p)  Rounds to less than one.

INVESTMENT PERFORMANCE



The Fund's Class A , Class B and Class C shares average annual total returns at October 31, 2000, were:



                                                              Class A Shares
                                                              --------------
                                                                                     Period October 15, 1991
                                                                             (commencement of investment operations)
                                      1 year               5 years                   through October 31, 2000
                                      ------               -------           ---------------------------------------
With sales charge of 5.75%            1.69%                 13.31%                           11.16%
Without sales charge                  7.89%                 14.66%                           11.89%



                                                              Class B Shares
                                                              --------------
                                                                                     Period October 15, 1991
                                                                             (commencement of investment operations)
                                      1 year               5 years                   through October 31, 2000
                                      ------               -------           ---------------------------------------
With applicable CDSC          2.11% (5.00% CDSC)     13.54% (2.00% CDSC)                      11.36%
Without CDSC                        6.97%                   13.78%                            11.36%



                                                              Class C Shares
                                                              --------------
                                                                                     Period October 15, 1991
                                                                             (commencement of investment operations)
                                      1 year               5 years                   through October 31, 2000
                                      ------               -------           ---------------------------------------

With applicable CDSC          6.06% (1.00% CDSC)            13.79%                            11.37%
Without CDSC                        7.03%                   13.79%                            11.37%





(q) Class B and C are newer classes of shares their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on October 15, 1991, Class B shares were initially offered on March 27, 1995 and Class C shares were initially offered on March 27, 1995.





See Part 2 of this SAI, "Performance Measures" for how calculations are made.

                                       l

CUSTODIAN

The Chase Manhattan Bank, located at 270 Park Avenue, New York, New York 10017-2070, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, Massachusetts 02110-2624, are the Fund' s independent accountants providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR


Under its Management Agreement with the Fund, the Advisor provides the Fund with discretionary investment services. Specifically, the Advisor is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objective, program, and restrictions as provided in the Fund's prospectus and this Statement of Additional Information. The Advisor is also responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions (See "Fund Transactions" below). The Management Agreement provides for the payment to the Advisor of the fee described above under "Fund Charges and Expenses."

The Advisor is an indirect wholly-owned subsidiary of Liberty Financial, which in turn is an indirect subsidiary of Liberty Mutual Insurance Company.

The Advisor is the successor to an investment advisory business that was founded in 1932. The Advisor acts as investment advisor to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations and other institutional investors. As of December 31, 1999, the Advisor managed over $30 billion in assets.

The director of the Advisor is C. Allen Merritt, Jr. Mr. Merritt is President and Chief Executive Officer of Liberty Financial; Stephen E. Gibson is President of the Advisor's Mutual Funds division and William E. Rankin is President of the Advisor's Private Capital Management division. The business address of Mr. Merritt is 600 Atlantic Avenue, Federal Reserve Plaza, Boston, Massachusetts 02210; that of Mr. Rankin is One South Wacker Drive, Chicago, Illinois 60606 and that of Mr. Gibson is One Financial Center, Boston, Massachusetts 02111-2624.





See Part 2 of this SAI, "Management of the Funds" for information about the trustees and officers of the Fund.

FUND TRANSACTIONS

The Advisor places the orders for the purchase and sale of the Fund's portfolio securities and options and futures contracts. The Advisor's overriding objective in effecting transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Advisor's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Advisor's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Advisor's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors,

                                       m
are made on an ongoing basis by the Advisor's staff while effecting transactions. The general level of brokerage commissions paid is reviewed by the Advisor, and reports are made annually to the Board of Trustees of the Fund.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular transaction for the Fund, the Advisor often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer databases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Advisor uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Fund, to such brokers or dealers to ensure the continued receipt of research products or services that the Advisor feels are useful. In certain instances, the Advisor receives from brokers and dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Advisor makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Advisor (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients (including the Fund), while the portions of the costs attributable to non-research usage of such products or services is paid by the Advisor in cash. No person acting on behalf of the Fund is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. The Advisor may also receive research connection with selling concessions and designations in fixed price offerings in which the Fund participates. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Advisor and not all such research products or services are used in connection with the management of the Fund.

As stated above, the Advisor's overriding objective in effecting transactions for the Fund is to seek to obtain the best combination of price and execution. However, consistent with the provisions of the Rules of Fair Practice of the National Association of Securities Dealers, Inc., the Advisor may, in selecting broker dealers to effect transactions for the Fund, and where more than one broker dealer is believed capable of providing the best combination of price and execution with respect to a particular transaction, select a broker dealer in recognition of its sales of shares of the Fund. The Advisor maintains an internal procedure to identify broker dealers which have sold shares of the Fund and the amount of such shares sold by them. Neither the Fund nor the Advisor have entered into any agreement with, or made any commitment to, any broker dealer which would bind the Advisor or the Fund to compensate any broker dealer, directly or indirectly, for sales of shares of the Fund. The Advisor does not cause the Fund to pay brokerage commissions higher than those obtainable from other broker dealers in recognition of such sales. With respect to the Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Advisor may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Advisor's attention, including investment research related to the security and provided to the Fund.

The Fund has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for the Fund's portfolio securities held by the Fund. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of Fair Practice of the National Association of Securities Dealers.

                                       n

                            LIBERTY SELECT VALUE FUND
                       A SERIES OF LIBERTY FUNDS TRUST III
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2001




This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Colonial Select Value Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated March 1, 2001. This SAI should be read together with a Prospectus and the Fund's most recent Annual Report dated October 31, 2000. Investors may obtain a free copy of a Prospectus and the Annual Report from Liberty Funds Distributor, Inc.
(LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Accountants appearing in the October 31, 2000 Annual Report are incorporated in this SAI by reference.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectuses.

TABLE OF CONTENTS


        PART 1                                                              PAGE
        Definitions
        Organization and History
        Investment Objective and Policies
        Fundamental Investment Policies
        Other Investment Policies
        Fund Charges and Expenses
        Investment Performance
        Custodian of the Fund
        Independent Accountants

        PART 2

        Miscellaneous Investment Practices
        Taxes
        Management of the Funds
        Determination of Net Asset Value
        How to Buy Shares
        Special Purchase Programs/Investor Services
        Programs for Reducing or Eliminating Sales Charges
        How to Sell Shares
        Distributions
        How to Exchange Shares
        Suspension of Redemptions
        Shareholder Liability
        Shareholder Meetings
        Performance Measures
        Appendix I
        Appendix II




                                       a

                                     PART 1
                           COLONIAL SELECT VALUE FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2001


DEFINITIONS


        "Trust"              Liberty Funds Trust III
        "Fund"               Liberty Select Value Fund
        "Advisor"            Colonial Management Associates, Inc., the Fund's
                             investment advisor
        "LFD"                Liberty Funds Distributor, Inc.,  the Fund's
                             distributor
        "LFS"                Liberty Funds Services, Inc., the Fund's
                             shareholder services and transfer agent


ORGANIZATION AND HISTORY


The Trust is a Massachusetts business trust organized in 1986. The Fund, a diversified series of the Trust, represents the entire interest in a separate series of the Trust. The Fund commenced investment operations as a Delaware corporation on July 21, 1949; a Massachusetts corporation on June 15, 1959; and finally as a Massachusetts business trust on May 30, 1986.



The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.



On November 1, 2000, Liberty Financial Companies, Inc. (Liberty Financial), an intermediate parent of the Advisor announced that it had retained CS First Boston to help explore strategic alternatives, including the possible sale of Liberty Financial. Effective February 28, 1997, the Fund changed its name from "Colonial Growth Shares Fund" to its current name. Effective July 14, 2000, the Fund changed its name from Colonial Select Value Fund to its current name. Effective April 1, 1999, the Trust changed its name from "Colonial Trust III" to its current name.


INVESTMENT OBJECTIVE AND POLICIES


The Fund's Prospectuses describe its investment objective and policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques may be utilized by the Fund:



         Short-Term Trading
         Lower Rated Debt Securities
         Foreign Securities
         Foreign Currency Options
         Foreign Currency Transactions
         Securities Loans
         Repurchase Agreements
         Small Companies
         Other Investment Companies


Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.


                                       b

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

The Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;
2. Only own real estate acquired as the result of owning securities; and not more than 5% of total assets;
3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;
4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the Act;
5. Underwrite securities issued by others only when disposing of portfolio securities;
6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and
7. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase the Fund would own more than 10% of the outstanding voting shares of such issuer.





OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and
3.       Invest more than 15% of its net assets in illiquid assets.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.





Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest substantially all of its investable assets in another investment company that has substantially the same investment objective, policies and restrictions as the Fund.

FUND CHARGES AND EXPENSES

Under the Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.70%.


Under the Fund's pricing and bookkeeping agreement, the Fund pays the Advisor a monthly fee of $2,250 plus the following percentages of the Fund's average daily net assets over $50 million:



         0.035% annually on the next $950 million
         0.025% annually on the next $1 billion
         0.015% annually on the next $1 billion
         0.001% annually on the excess over $3 billion



                                       c

Under the Fund's shareholders' servicing and transfer agency agreement, the Fund pays LFS a monthly fee at the annual rate of 0.07% of average daily closing value of the Fund's respective total net assets for such month. In addition to this compensation, the Fund pays LFS the following fees:



1. A transaction fee of $1.18 per transaction occurring in Fund accounts during any month; PLUS
2. An account fee for open accounts of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS
3. An account fee for closed accounts of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS
4.       The Funds' allocated share of LFS reimbursement out-of-pocket expenses.






RECENT FEES PAID TO THE ADVISOR, LFD AND LFS (dollars in thousands)


                                                  Years ended October 31
                                                  ----------------------
                                            2000           1999            1998
                                            ----           ----            ----
Management fee                             $5,229         $5,245         $4,410
Bookkeeping fee                               270            272            230
Shareholder service and transfer agent      1,868          2,200          1,816
fee
12b-1 fees:
  Service fee (Classes A, B and C)          1,807          1,825          1,544
  Distribution fee (Class B)                2,352          2,433          1,837
  Distribution fee (Class C)                  170            141             41


BROKERAGE COMMISSIONS (dollars in thousands)


                                                     Years ended October 31
                                                     ----------------------
                                                2000          1999          1998
                                                ----          ----          ----
Total commissions                               $810          $938          $347
Directed transactions(a)                           0             0             0
Commissions on directed transactions               0             0             0
Commissions paid to AlphaTrade Inc.              232           255            58



(a) See "Management of the Funds - Portfolio transactions - Brokerage and Research Services" in Part 2 of this SAI.



                                       d

TRUSTEES AND TRUSTEES' FEES


For the fiscal year ended October 31, 2000 and the calendar year ended December 31, 2000, the Trustees received the following compensation for serving as Trustees (b):



                                                                                 Total Compensation From The Fund
                                  Aggregate Compensation From The Fund         Complex Paid To The Trustees For The
                                       For The Fiscal Year Ended                        Calendar Year Ended
Trustee                                     October 31, 2000                            December 31, 2000(c)
-------                                     ----------------                            --------------------
Robert J. Birnbaum (d)                             251                                             0
Tom Bleasdale(e)                                (3,363f)                                     106,000(f)
John V. Carberry (g)                               N/A                                           N/A
Lora S. Collins(e)                               3,018                                        96,000
James E. Grinnell(e)                             3,207                                       102,000
Douglas A. Hacker (h)                                0                                             0
Janet Langford Kelly (h)                             0                                             0
Richard W. Lowry                                 3,112                                        99,000
Salvatore Macera                                 3,082                                        98,000
William E. Mayer                                 3,144                                       100,000
James L. Moody, Jr.(e)                           3,332(i)                                    105,000(i)
Charles R. Nelson (h)                                0                                             0
John J. Neuhauser                                3,177                                       101,210
Joseph R. Palombo (j)                              N/A                                           N/A
Thomas Stitzel                                   3,049                                        97,000
Robert L. Sullivan (k)                           1,334                                        34,033
Thomas C. Theobald (h)                               0                                             0
Anne-Lee Verville                                3,007(l)                                     94,677(m)



(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.
(c) At December 31, 2000, the complex consisted of 49 open-end and 9 closed-end management investment portfolios in the Liberty Funds Group
         - Boston (Liberty Funds) and 17 open-end management investment portfolios in the Liberty Variable Investment Trust (LVIT) (together, the Liberty Fund Complex).
(d) Retired as Trustee of the Trust and the Liberty Fund Complex on December 31, 1999.
(e) Resigned as Trustee of the Trust and the Liberty Fund Complex on December 27, 2000.
(f) For the fiscal year ended October 31, 2000, compensation includes $1,633 payable in later years as deferred compensation. For the calendar year ended December 31, 2000, compensation includes $52,000 payable in later years as deferred compensation.
(g) Resigned as Trustee of the Trust and the Liberty Fund Complex on August 4, 2000. Mr. Carberry did not receive compensation because he was an affiliated Trustee and employee of Liberty Financial.
(h)      Elected by the shareholders of the Fund on December 27, 2000.
(i) Total compensation of $3,332 for the fiscal year ended October 31, 2000, was paid on January 31, 2001. Total compensation of $105,000 for the calendar year ended December 31, 2000, was paid on January 31, 2001.
(j) Elected by the Trustees of the Liberty Fund Complex on August 23, 2000. Elected by the shareholders of the Fund on December 27, 2000. Mr. Palombo does not receive compensation because he is an affiliated Trustee and employee of the Administrator.
(k) Retired as Trustee of the Trust and the Liberty Fund Complex on April 20, 2000.
(l) Total compensation of $3,007 for the fiscal year ended October 31, 2000, will be payable in later years as deferred compensation. Total compensation of $94,667 for the calendar year ended December 31, 2000, will be payable in later years as deferred compensation.



                                       e

The following table sets forth the compensation paid to Ms. Kelly and Messrs. Hacker, Nelson and Theobald in their capacities as Trustees of the Stein Roe Fund Complex (m):



                                   Total Compensation from the Stein Roe
                                   Fund Complex Paid to the Trustees for
       Trustee                   the Calendar Year Ended December 31, 2000
       -------                   -----------------------------------------
  Douglas A. Hacker                               $98,100
  Janet Langford Kelly                             93,600
  Charles R. Nelson                                98,100
  Thomas C. Theobald                               98,100



(m) As of December 31, 2000, the Stein Roe Fund Complex consisted of the Liberty Floating Rate Fund, the Stein Roe Floating Rate Limited Liability Company, Liberty-Stein Roe Institutional Floating Rate Income Fund, and the following open-end mutual funds: 4 series of Liberty-Stein Roe Funds Income Trust, 4 series of Liberty-Stein Roe Funds Municipal Trust, 12 series of Liberty-Stein Roe Funds Investment Trust, 4 series of Liberty-Stein Roe Advisor Trust, 1 series of Stein Roe Trust, 12 portfolios of SR&F Base Trust, and 5 series of SteinRoe Variable Investment Trust.



As of the shareholder meeting on December 27, 2000, the Liberty Fund Complex and the Stein Roe Fund Complex were merged into one Fund Complex. Effective on December 27, 2000, the Trustees serve as Trustees for all the Funds in both the Liberty Fund Complex and the Stein Roe Fund Complex.



For the calendar year ended December 31, 2000, some of the Trustees received the following compensation in their capacities as trustees or directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, Liberty All-Star Funds):



                                Total Compensation from Liberty
                                All-Star Funds for the Calendar
TRUSTEE                         Year Ended December 31, 2000(n)
-------                         -------------------------------
Robert J. Birnbaum                          $25,000
John V. Carberry (o)                            N/A
James E. Grinnell                            25,000
Richard W. Lowry                             25,000
William E. Mayer                             25,000
John J. Neuhauser                            25,000
Joseph R. Palombo (p)                           N/A



(n) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).
(o) Resigned as Trustee and Director of the Liberty All-Star Funds on August 4, 2000. Mr. Carberry did not receive compensation because he was an affiliated Trustee and Director and employee of Liberty Financial.
(p) Elected by the Trustees and Directors of the Liberty All-Star Funds on October 25, 2000. Mr. Palombo does not receive compensation because he is an affiliated Trustee and Director and employee of the Administrator.



                                       f

OWNERSHIP OF THE FUND


As of record on January 29, 2001, the Trustees and officers of the Trust as a group owned less than 1% of the then outstanding Class A, B, C and Z shares of the Fund. No Class S shares were issued prior to February 12, 2001.



As of record on February 2, 2001, the following shareholders of record owned 5% or more of one or more of each class of the Fund's shares:



CLASS B SHARES
Merrill Lynch, Pierce, Fenner & Smith                                     5.20%
For the Sole Benefit of its Customers
Attn:  Fund Administration #973D4
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL   32246-6484



CLASS C SHARES
Merrill Lynch, Pierce, Fenner & Smith                                    12.05%
For the Sole Benefit of its Customers
Attn:  Fund Administration #97RD5
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL   32246-6484



                                       g

Banc One Securities Corp.                                                19.87%
FBO The One Select Portfolio
Attn:  Wrap Processing OH1-1244
1111 Polaris Parkway
Columbus, OH   43271-1244



CLASS Z
Charles Schwab & Co. Inc.                                                99.86%
Mutual Funds Dept.
101 Montgomery Street
San Francisco, CA   94104-4122



At January 31, 2000, there were 20,550 Class A, 29,297 Class B, 2,116 Class C and 4 Class Z record holders of the Fund.


SALES CHARGES (dollars in thousands)


                                                     Class A Shares
                                                 Years ended October 31
                                                 ----------------------
                                           2000           1999            1998
                                           ----           ----            ----
Aggregate initial sales charges
  on Fund share sales                      $822          $1,043          $1,039
Initial sales charges retained by LFD        41             102             887
Aggregate contingent deferred sales
  charges (CDSC) on Fund
  redemptions retained by LFD                18               4               7



                                       h

                                                     Class B Shares
                                                 Years ended October 31
                                                 ----------------------
                                           2000           1999            1998
                                           ----           ----            ----
Aggregate CDSC on Fund
  redemptions retained by LFD             $1,288         $1,102           $377



                                                     Class C Shares
                                                 Years ended October 31
                                                 ----------------------
                                           2000           1999            1998
                                           ----           ----            ----
Aggregate CDSC on Fund
  redemptions retained by LFD                 7            $78              $4


12b-1 PLAN, CDSC AND CONVERSION OF SHARES


The Fund offers five classes of shares - Class A, Class B, Class C, Class S and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.15% of the Fund's net assets attributed to shares outstanding prior to April 1, 1989 and 0.25% of the Fund's net assets attributed to outstanding shares issued thereafter attributed to all classes except Class S and Class Z shares. The Fund also pays LFD monthly a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributed to Class B and Class C shares. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees.


The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares. The Trustees believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.


Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class S and Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.


No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Fund were:


                                                                Year ended October 31, 2000
                                                                ---------------------------
                                                    Class A Shares     Class B Shares     Class C Shares
                                                    --------------     --------------     --------------
Fees to FSFs                                             $949              $1,416               $78
Cost of sales material relating to the Fund               127                 103                43
  (including printing and mailing expenses)
Allocated travel, entertainment and other                 132                 108                45
  Promotional expenses (including
advertising)


INVESTMENT PERFORMANCE


The Fund's Class A, B, C and Class Z share average annual total returns at October 31, 2000 were:



                                                                 Class A Shares

                                        1 Year                      5 Years                     10 Years
                                        ------                      -------                     --------
With sales charge of 5.75%              17.01%                       17.19%                      18.11%
Without sales charge                    24.15%                       18.59%                      18.81%



                                                               Class B Shares (s)

                                        1 Year                      5 Years                   10 Years (t)
                                        ------                      -------                   ------------
With applicable CDSC          18.26% (5.00% CDSC)                    17.48%                      18.07%
Without CDSC                  23.26%                                 17.69%                      18.07%



                                                               Class C Shares(u)

                                        1 Year                    5 Years (t)                 10 Years (t)
                                        ------                    -----------                 ------------
With applicable CDSC          22.20% (1.00% CDSC)                   18.05%                       18.54%
Without CDSC                  23.20%                                18.05%                       18.54%



                                                               Class Z Shares(v)

                                        1 Year                    5 Years(t)                  10 Years (t)
                                        ------                    ----------                  ------------
                                        24.51%                      18.69%                       18.86%



(s)      Class B shares were initially offered on June 8, 1992.
(t) Class B, Class C and Class Z shares (newer classes of shares) performance includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the new classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of Class B and Class C shares would be lower and for Class Z shares would be higher, since Class Z shares are not subject to sales charges or service fees.
(u)      Class C shares were initially offered on August 1, 1997.
(v)      Class Z shares were initially offered on January 11, 1999.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.


                                       j

CUSTODIAN OF THE FUND

The Chase Manhattan Bank, located at 270 Park Avenue, New York, NY 10017-2070, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, MA 02110-2624, are the Fund's independent accountants, providing audit and tax return review services and assistance and consultation in connection with the review of various SEC filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

                                THE LIBERTY FUND
                       A SERIES OF LIBERTY FUNDS TRUST III
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2001



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of The Colonial Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 1, 2001. The SAI should be read together with the Prospectus and the Fund's most recent Annual Report dated October 31, 2000. Investors may obtain a free copy of the Prospectus and the Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Auditors appearing in the October 31, 2000 Annual Report are incorporated in this SAI by reference.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectuses.

TABLE OF CONTENTS


PART 1                                                                      PAGE
Definitions                                                                   b
Organization and History                                                      b
Investment Objectives and Policies                                            b
Fundamental Investment Policies                                               b
Other Investment Policies                                                     c
Fund Charges and Expenses                                                     c
Investment Performance                                                        g
Custodian of the Fund                                                         g
Independent Auditors of the Fund                                              g

PART 2
Miscellaneous Investment Practices                                            1
Taxes                                                                        11
Management of the Funds                                                      14
Determination of Net Asset Value                                             19
How to Buy Shares                                                            20
Special Purchase Programs/Investor Services                                  21
Programs for Reducing or Eliminating Sales Charges                           22
How to Sell Shares                                                           24
Distributions                                                                26
How to Exchange Shares                                                       26
Suspension of Redemptions                                                    27
Shareholder Liability                                                        27
Shareholder Meetings                                                         27
Performance Measures                                                         27
Appendix I                                                                   29
Appendix II                                                                  35

                                     PART 1


                                THE LIBERTY FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2001


DEFINITIONS
                  "Trust"       Liberty Funds Trust III

                  "Fund"        The Liberty Fund

                 "Advisor"     Colonial Management Associates, Inc., the Fund's
                                investment advisor
                  "LFD" Liberty Funds Distributor, Inc., the Fund's distributor
                  "LFS" Liberty Funds Services, Inc., the Fund's investor services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1986. The Fund, a diversified series of the Trust, represents the entire interest in a separate series of the Trust. The Fund commenced investment operations on April 30, 1982, and is a successor to a corporation organized in 1904.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.


On November 1, 2000, Liberty Financial Companies, Inc. (Liberty Financial), an intermediate parent of the Advisor, announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial. Effective April 1, 1999, the Trust changed its name from Colonial Trust III to its current name. Effective July 14, 2000, the Fund changed its name from The Colonial Fund to its current name.


INVESTMENT OBJECTIVES AND POLICIES

The Fund's Prospectus describes its investment goals and investment policies.
Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:


         Foreign Currency Transactions
         Foreign Securities
         Forward Commitments
         Futures Contracts and Related Options
         Money Market Investments
         Mortgage-Backed Securities
         Mortgage Dollar Rolls
         Non-Agency Mortgage-Back Securities
         Options on Securities
         Repurchase Agreements
         Reverse Repurchase Agreements
         Rule 144A Securities
         Securities Loans
         Short-Term Trading
         Zero Coupon Securities
         Other Investment Companies


Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.


                                       b

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

The Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the Act;

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and

7. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, an issuer is the entity whose revenues support the security.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.      Invest more than 15% of its net assets in illiquid assets.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund.



                                       c

FUND CHARGES AND EXPENSES

Under the Fund's management agreement, the Fund pays the Advisor monthly a fee at the annual rate of 0.55% of the first $1 billion of the average daily net assets of the Fund and 0.50% in excess of $1 billion.

Under the Fund's pricing and bookkeeping agreement, the Fund pays the Advisor a monthly pricing and bookkeeping fee of $2,250 plus the following percentages of the Fund's average daily net assets over $50 million:


                                0.035% annually on the next $950 million
                                0.025% annually on the next $1 billion
                                0.015% annually on the next $1 billion
                                0.001% annually on the excess over $3 billion



Under the Fund's shareholders' servicing and transfer agency agreement, the Fund pays LFS a monthly fee at the annual rate of 0.07% of the average daily closing value of the total net assets of the Fund for such month. In addition, total compensation, the Fund pays LFS the following fees:



1. A transaction fee of $1.18 per transaction occurring in Fund accounts during any month; PLUS



2. An account fee for open accounts of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS



3. An account fee for closed accounts of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS



4.      The Fund's allocated share of LFS reimbursement out-of-pocket expenses.





RECENT FEES PAID TO THE ADVISOR, LFD AND LFS (dollars in thousands)


                                                    Year ended October 31
                                                    ---------------------
                                                 2000        1999        1998
                                                ------      ------      ------
Management fee                                  $8,384      $8,985      $8,555
Bookkeeping fee                                    504         534         512
Shareholder service and transfer agent fee       2,961       4,728       4,521

12b-1 fees:
    Service fee (Classes A , B and C)            3,829       4,082       3,871
    Distribution fee (Class B)                   5,010       5,311       4,720
    Distribution fee (Class C)                      56          59          24


BROKERAGE COMMISSIONS (dollars in thousands)


                                                    Year ended October 31
                                                    ---------------------
                                                 2000        1999        1998
                                                ------      ------      ------
Total commissions                               $1,088      $    0      $  582
Directed transactions(a)                             0           0           0
Commissions on directed transactions                 0           0           0
Commissions paid to AlphaTrade Inc.                 99           0         124


(a) See "Management of the Fund - Portfolio Transactions - Brokerage and Research Services" in Part 2 of this SAI.



                                       d

TRUSTEES AND TRUSTEES' FEES


For the fiscal year ended October 31, 2000, and the calendar year ended December 31, 2000, the Trustees received the following compensation for serving as Trustees (b):



                                                        Total Compensation from the
                             Aggregate Compensation       Fund Complex Paid to the
                                from Fund for            Trustees for the Calendar
                             the Fiscal Year Ended              Year Ended
Trustee                        October 31, 2000             December 31, 2000(c)
-------                        ----------------             --------------------
Robert J. Birnbaum(d)             $    509                       $      0
Tom Bleasdale(e)                     6,623(f)                     106,000(f)
John V. Carberry(g)                    N/A                            N/A
Lora S. Collins(e)                   5,944                         96,000
James E. Grinnell(e)                 6,314                        102,000
Douglas A. Hacker(h)                     0                              0
Janet Langford Kelly(h)                  0                              0
Richard W. Lowry                     6,128                         99,000
Salvatore Macera                     6,066                         98,000
William E. Mayer                     6,192                        100,000
James L. Moody, Jr.(e)               6,562(i)                     105,000(i)
Charles R. Nelson(h)                     0                              0
John J. Neuhauser                    6,255                        101,210
Joseph R. Palombo(j)                   N/A                            N/A
Thomas E. Stitzel                    6,005                         97,000
Robert L. Sullivan(k)                2,674                         34,033
Thomas C. Theobald(h)                    0                              0
Anne-Lee Verville                    5,928(l)                      94,667(l)



(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.



(c) At December 31, 2000, the complex consisted of 49 open-end and 9 closed-end management investment portfolios in the Liberty Funds Group - Boston (Liberty Funds) and 17 open-end management investment portfolios in the Liberty Variable Investment Trust (LVIT) (together, the Liberty Fund Complex).



(d) Retired as Trustee of the Trust and the Liberty Fund Complex on December 31, 1999.



(e) Resigned as Trustee of the Trust and the Liberty Fund Complex on December 27, 2000.



(f) For the fiscal year ended October 31, 2000, compensation includes $3,218 payable in later years as deferred compensation. For the calendar year ended December 31, 2000, compensation includes $52,000 payable in later years as deferred compensation.



(g) Resigned as Trustee of the Trust and the Liberty Fund Complex on August 4, 2000. Mr. Carberry did not receive compensation because he was an affiliated Trustee and employee of Liberty Financial.



(h)     Elected by the shareholders of the Fund on December 27, 2000.



(i) Total compensation of $6,562 for the fiscal year ended October 31, 2000, was paid on January 31, 2001. Total compensation of $105,000 for the calendar year ended December 31, 2000, was paid on January 31, 2001.



(j) Elected by the Trustees of the Liberty Fund Complex on August 23, 2000. Elected by the shareholders of the Fund on December 27, 2000. Mr. Palombo does not receive compensation because he is an affiliated Trustee and employee of the Administrator.



(k) Retired as Trustee of the Trust and the Liberty Fund Complex on April 20, 2000.



(l) Total compensation of $5,928 for the fiscal year ended October 31, 2000, will be payable in later years as deferred compensation. Total compensation of $94,667 for the calendar year ended December 31, 2000, will be payable in later years as deferred compensation.




                                       e

The following table sets forth the compensation paid to Ms. Kelly and Messrs. Hacker, Nelson and Theobald in their capacities as Trustees of the Stein Roe Fund Complex(m):



                                 Total Compensation from the Stein Roe
                               Fund Complex Paid to the Trustees for the
       Trustee                   Calendar Year Ended December 31, 2000
       -------                   -------------------------------------
  Douglas A. Hacker                             $98,100
  Janet Langford Kelly                           93,600
  Charles R. Nelson                              98,100
  Thomas C. Theobald                             98,100



(m) As of December 31, 2000, the Stein Roe Fund Complex consisted of the Liberty Floating Rate Fund, the Stein Roe Floating Rate Limited Liability Company, Liberty-Stein Roe Institutional Floating Rate Income Fund, and the following open-end mutual funds: 4 series of Liberty-Stein Roe Funds Income Trust, 4 series of Liberty-Stein Roe Funds Municipal Trust, 12 series of Liberty-Stein Roe Funds Investment Trust, 4 series of Liberty-Stein Roe Advisor Trust, 1 series of Stein Roe Trust, 12 portfolios of SR&F Base Trust, and 5 series of SteinRoe Variable Investment Trust.



As of the shareholder meeting on December 27, 2000, the Liberty Fund Complex and the Stein Roe Fund Complex were merged into one Fund Complex. Effective on December 27, 2000, the Trustees serve as Trustees for all the Funds in both the Liberty Fund Complex and the Stein Roe Fund Complex.



For the calendar year ended December 31, 2000, some of the Trustees received the following compensation in their capacities as trustees or directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, Liberty All-Star Funds):



                                  Total Compensation from Liberty
                                All-Star Funds for the Calendar Year
Trustee                              Ended December 31, 2000(n)
-------                              --------------------------
Robert J. Birnbaum                         $25,000
John V. Carberry(o)                            N/A
James E. Grinnell                           25,000
Richard W. Lowry                            25,000
William E. Mayer                            25,000
John J. Neuhauser                           25,000
Joseph R. Palombo(p)                           N/A



(n) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).



(o) Resigned as Trustee and Director of the Liberty All-Star Funds on August 4, 2000. Mr. Carberry did not receive compensation because he was an affiliated Trustee and Director and employee of Liberty Financial.



(p) Elected by the Trustees and Directors of the Liberty All-Star Funds on October 25, 2000. Mr. Palombo does not receive compensation because he is an affiliated Trustee and Director and employee of the Administrator.































                                       f
                                       g

OWNERSHIP OF THE FUND

As of record on January 31, 2001, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the Class A, Class B, Class C and Class Z shares then outstanding.

As of record on February 5, 2001, the following shareholders owned of record more than 5% or more of one or more of each class of the Fund's outstanding shares:





Class Z shares
Louis A. Volante Jr. &                      100%
Rosemarie A. Volante JTWROS
32 Shepard Ave.
North Providence, RI 02904-1249






As of record on January 31, 2001, there were 41,798 Class A, 46,849 Class B, 1,154 Class C and 2 Class Z shareholders of record of the Fund.


SALES CHARGES (dollars in thousands)


                                                     Class A Shares
                                                  Year ended October 31
                                                  ---------------------
                                             2000         1999         1998
                                            ------       ------       ------
Aggregate initial sales charges on
     Fund share sales                       $1,230       $1,385       $1,210
Initial sales charges retained by LFD
                                                61          134          189
Aggregate contingent deferred sales
charges (CDSC) on Fund redemptions
retained by LFD                                  6            4            1




                                       h

                                                     Class B Shares
                                                  Year ended October 31
                                                  ---------------------
                                             2000         1999         1998
                                            ------       ------       ------
Aggregate CDSC on Fund redemptions
retained by LFD                             $1,558       $1,390       $  829



                                                     Class C Shares
                                                  Year ended October 31
                                                  ---------------------
                                             2000         1999         1998
                                            ------       ------       ------
Aggregate CDSC on Fund redemptions
retained by LFD                             $    8       $    8       $    5


12b-1 PLAN, CDSCS AND CONVERSION OF SHARES

The Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) pursuant to Rule 12b-1 under the Act for Class A, Class B and Class C shares. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.15% of the Fund's net assets attributable to Class A shares outstanding prior to April 1, 1989, and a service fee at an annual rate of 0.25% of the Fund's net assets attributable to shares of each Class issued thereafter. The Fund also pays LFD monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributable to its Class B and Class C shares. LFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.


Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectus.


No CDSC will be imposed on shares derived from reinvestment of distributions or on amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Fund for the fiscal year ended October 31, 2000, were:



                                               Class A Shares   Class B Shares   Class C Shares
                                               --------------   --------------   --------------
Fees to FSFs                                       $2,136            $3,256           $33
Cost of sales material relating to the Fund
(including Printing and mailing expenses)          $   93            $  248           $ 7
Allocated travel, entertainment and other
Promotional expenses (including advertising)       $   88            $  235           $ 7


INVESTMENT PERFORMANCE


The Fund's Class A, Class B, Class C and Class Z yields for the month ended
October 31, 2000 were    %,    %,    % and    %, respectively.



The Fund's Class A, Class B, Class C and Class Z share average annual total returns at October 31, 2000 were:



                                                    Class A Shares
                               1 year                  5 years                10 years
                               ------                  -------                --------
With sales charge of 5.75%      1.94%                   12.68%                  14.49%
Without sales charge            8.16%                   14.02%                  15.17%



                                                    Class B Shares
                               1 year                   5 years              10 years(o)
                               ------                   -------              -----------
With applicable CDSC            2.59%(5.00% CDSC)       12.92%(2.00% CDSC)      14.41%(no CDSC)
Without CDSC                    7.33%                   13.16%                  14.41%



                                                    Class C Shares
                               1 year                  5 years(s)            10 years(s)
                               ------                  ----------            -----------
With applicable CDSC            6.39%(1.00% CDSC)        13.47%                 14.89%
Without CDSC                    7.34%                    13.47%                 14.89%



                                          Class Z Shares
                     1 year                  5 years(s)            10 years(s)
                     ------                  ----------            -----------
                      8.44%                    15.27%                 15.80%



(s) Classes B, C and Z shares are the newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of Class B and C shares would be lower and for Class Z shares would be higher, since Class Z shares are not subject to sales charges or service fees. Class B were initially offered on May 5, 1992, Class C shares were initially offered on August 1, 1997, and Class Z shares were initially offered on July 31, 1995.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.


CUSTODIAN OF THE FUND



The Chase Manhattan Bank, located at 270 Park Avenue, New York, New York 10017-2070, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.


                                       j

INDEPENDENT ACCOUNTANTS/AUDITORS OF THE FUND



Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116, are the Fund's independent auditors, providing audit services, tax return review, other tax consulting services, and assistance and consultation in connection with the review of various SEC filings. For periods through October 31, 1998, PricewaterhouseCoopers LLP served as the Fund's independent accountants . The Financial Statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of Ernst & Young LLP and of PricewaterhouseCoopers LLP, given on the authority of said firms as experts in accounting and auditing.

 PART C   OTHER INFORMATION

Liberty Special Fund (LSF)
(formerly, The Crabbe Huson Special Fund)
Liberty Contrarian Equity Fund (LCEF)
(formerly, Crabbe Huson Equity Fund)
Liberty Contrarian Balanced Fund (LCBF)
(formerly Crabbe Huson Managed Income & Equity Fund)
Liberty Contrarian Income Fund (LCIF)
(formerly, Crabbe Huson Contrarian Income Fund)
Liberty Contrarian Fund (LCF)
(formerly, Crabbe Huson Contrarian Fund)
Liberty Newport Global Equity Fund (LNGEF)
(formerly Liberty Newport Global Utilities Fund, formerly, Colonial Global Utilities Fund)
Liberty Newport International Equity Fund (LNIEF)
(formerly Liberty Newport International Horizons Fund, formerly, Colonial International Horizons Fund)
Liberty Select Value Fund (LSVF)
(formerly, Colonial Select Value Fund)
The Liberty Fund (TLF)
(formerly, The Colonial Fund)

Item 23.  EXHIBITS:

(a)(1)    Amendment No. 3 to the Agreement and Declaration of Trust (3)

(a)(2)    Amendment No. 4 to the Agreement and Declaration of Trust (4)

(a)(3)    Amendment No. 5 to the Agreement and Declaration of Trust (11)

(b)       Amended By-Laws (11)

(c) Form of Specimen of share certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV, (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement.

(d)(1)    Form of Management Agreement (TLF) (1)

(d)(2)    Form of Management Agreement (LNIEF)(2)

(d)(3)    Form of Management Agreement (LSVF) (8)

(d)(4)    Form of Management Agreement (LSF)(5)

(d)(5)    Form of Management Agreement (LCBF)(5)

(d)(6)    Form of Management Agreement (LCIF)(5)

(d)(7)    Form of Management Agreement (LCEF)(5)

(d)(8)    Form of Management Agreement (LNGEF)(9)

(d)(9)    Form of Management Agreement (LCF)(6)

(d)(10)   Sub-Advisory Agreement (TLF)

(e)(1) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(a) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

(e)(2) Appendix 1 to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(2) in Part C,
            Item 23 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about November 15, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on From N-1A of Liberty Funds Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

(e)(4) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit
            (e)(4) in Part C, Item 23 of Post-Effective Amendment No. 28 to the Registration Statement on From N-1A of Liberty Funds Trust V (File Nos. 33-12109 & 811-5030), filed with the Commission on or about November 15, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(e)(5) Form of Selling Agreement with Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

(e)(6)      Form of Asset Retention Agreement - filed as Exhibit 6(d) in Part C,
            Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

(f)         Not Applicable

(g)(1)      Global Custody Agreement with The Chase Manhattan Bank - filed as
            Exhibit 8 in Part C, Item 24(b) of Post-Effective Amendment No. 13 to the Registration Statement of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about October 24, 1997 and is hereby incorporated by reference and made a part of this Registration Statement

(g)(2) Amendment No. 13 to Schedule A of Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit (g)(2) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41291 and 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(g)(3)      Form of Custody Agreement with State Street Bank and Trust
            Company(5)

(h)(1) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended with Liberty Funds Services, Inc. - filed as Exhibit 9.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

(h)(2) Amendment No. 18 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 62 to the Registration Statement on From N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about May 17, 2000, and hereby incorporated by reference and made a part of this Registration Statement

(h)(3) Amendment No. 24 to Appendix I of the Amended and Restated Shareholders' Servicing and Transfer Agent Agreement - filed as Exhibit (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 28 to the Registration Statement on From N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about November 15, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(h)(4) Pricing and Bookkeeping Agreement with Colonial Management Associates, Inc. - filed as Exhibit 9(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

(h)(5) Amendment to Appendix I of Pricing and Bookkeeping Agreement - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about November 15, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(h)(6)      Form of Agreement and Plan of Reorganization (TLF, and LSVF) (3)

(h)(7) Form of Administration Agreement with Colonial Management Associates, Inc. (LNGEF)

(h)(8)      Amended and Restated Credit Agreement (10)

(h)(9) Amendment dated June 30, 2000 to the Amended and Restated Credit Agreement(12)

(h)(10) Amendment dated January 26, 2001 to the Amended and Restated Credit Agreement - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos.2-41251 and 811-2214), filed with the Commission on or about February 27, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

(h)(11)     Agreement and Plan of Reorganization (LSF) (7)

(h)(12)     Agreement and Plan of Reorganization (LCEF) (7)

(h)(13)     Agreement and Plan of Reorganization (LCBF) (7)

(h)(14)     Agreement and Plan of Reorganization (LCIF) (7)

(i)         Opinion and Consent of Counsel (11)

(j)(1)      Consent of Independent Auditors (LSF, LCEF, LCBF, LCIF, LCF, TLF)

(j)(2)      Consent of Independent Accountants (LNGEF, LNIEF, LSVF)

(k)         Not Applicable

(l)         Not Applicable

(m)         Rule 12b-1 Distribution Plan(13)

(n)         Not Applicable

(o) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 - filed as Exhibit (o) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

(p)(1) Code of Ethics of Liberty Financial Companies: Colonial, Stein Roe, Crabbe Huson, Newport, the Funds and Liberty Funds Distributor, Inc.
            - filed as Exhibit (p)(1) in Part C, Item 23 of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about January 24, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Salvatore Macera, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville-filed in Part C, Item 23 of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about January 24, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

      (1) Incorporated by reference to Post-Effective Amendment No. 94 to Form N-1A filed on or about July 28, 1995.

      (2) Incorporated by reference to Post-Effective Amendment No. 96 to Form N-1A filed on or about February 28, 1996.

      (3) Incorporated by reference to Post-Effective Amendment No. 97 to Form N-1A filed on or about February 13, 1997.

      (4) Incorporated by reference to Post-Effective Amendment No. 104 to Form N-1A filed on or about October 30, 1998.

      (5) Incorporated by reference to Post-Effective Amendment No. 101 to Form N-1A filed on or about July 24, 1998.

      (6) Incorporated by reference to Post-Effective Amendment No. 102 to Form N-1A filed on or about September 17, 1998.

      (7) Incorporated by reference to Post-Effective Amendment No. 103 to Form N-1A filed on or about October 19, 1998

      (8) Incorporated by reference to Post-Effective Amendment No. 107 to Form N-1A filed on or about December 31, 1998.

      (9)   Incorporated by reference to Post-Effective Amendment No. 109 to

            Form N-1A filed on or about March 1, 1999.

      (10) Incorporated by reference to Post-Effective Amendment No. 110 to Form N-1A filed on or about August 12, 1999.

      (11) Incorporated by reference to Post-Effective Amendment No. 113 to Form N-1A filed on or about February 17, 2000.

      (12) Incorporated by reference to Post-Effective Amendment No. 115 to Form N-1A filed on or about October 4, 2000.

      (13) Incorporated by reference to Post-Effective Amendment No. 117 to Form N-1A filed on or about December 22, 2000.

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON GROUP CONTROL WITH REGISTRANT

            None

Item 25.    INDEMNIFICATION

            See Article VIII of Amendment No. 3 to the Agreement and Declaration of Trust filed as Exhibit 1 hereto.

            The Registrant's advisor/administrator, Colonial Management Associates, Inc., has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.

Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Registrant's investment advisor, Colonial Management Associates, Inc. ("Colonial"), is registered as an investment adviser under the Investment
Advisers Act of 1940 ("Advisers Act"). Colonial Advisory Services, Inc. ("CASI"), an affiliate of Colonial, is also registered as an investment advisor under the 1940 Act. As of the end of the fiscal year, December 31, 2000, CASI had six institutional, corporate or other accounts under management or supervision, the total market value of which was approximately $261.6 million. As of the end of the fiscal year, December 31, 2000, Colonial was the investment advisor, sub-advisor and/or administrator to 73 mutual funds, including funds sub-advised by Colonial, the total market value of which investment companies was approximately $17.5 million. Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the funds in the Liberty Mutual Funds complex, including the Registrant.

     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                                (2)                          (3)                                       (4)
Name and principal
business
addresses*                         Affiliation                  Period is through 2/26/01.
of officers and                    with                         Other business, profession,
directors of                       investment                   vocation or employment
investment adviser                 adviser                      connection                                Affiliation
------------------                 ----------                   ------------------------------            -----------
Anguilla, Carol                    Secretary                    AlphaTrade Inc.                           Clerk
                                                                Liberty Funds Distributor, Inc.           Clerk
                                                                Liberty Funds Group LLC                   Secretary
                                                                Colonial Advisory Services, Inc.          Clerk
                                                                Liberty Funds Services, Inc.              Clerk
                                                                Liberty Financial Companies, Inc.         Asst. Clerk
                                                                Liberty Financial Services, Inc.          Asst. Clerk
                                                                Liberty Investment Services, Inc.         Asst. Clerk
                                                                Liberty Asset Management Company          Asst. Sec.
                                                                Newport Fund Management, Inc.             Asst. Sec.
                                                                Independent Holdings, Inc.                Asst. Clerk
                                                                Progress Investment Management Company    Asst. Sec.
                                                                Crabbe Huson Group, Inc.                  Asst. Clerk

Ballou, William J.                 V.P., Asst. Sec., Counsel    Liberty Funds Trust I through VII         Secretary
                                                                Liberty Funds Trus IX                     Secretary
                                                                Colonial High Income Municipal Trust      Secretary
                                                                Colonial InterMarket Income Trust I       Secretary
                                                                Colonial Intermediate High Income Fund    Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Secretary
                                                                Colonial Municipal Income Trust           Secretary
                                                                AlphaTrade Inc.                           Asst. Clerk
                                                                Liberty Funds Distributor, Inc.           Asst. Clerk
                                                                Liberty Funds Group LLC                   V.P., Asst. Sec.,
                                                                                                              Senior Counsel
                                                                Liberty Variable Investment Trust         Secretary
                                                                Liberty All-Star Equity Fund              Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Secretary
                                                                Colonial Insured Municipal Fund           Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Secretary
                                                                Colonial New York Insured Municipal Fund  Secretary
                                                                Liberty Floating Rate Advantage Fund      Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty Floating Rate Fund                Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary
                                                                Stein Roe & Farnham Incorporated          Asst. Secretary

Barron, Suzan M.                   V.P., Asst. Sec., Counsel    Liberty Funds Trust I through VII         Asst. Secretary
                                                                Liberty Funds Trust IX                    Asst. Secretary
                                                                Colonial High Income Municipal Trust      Asst. Secretary
                                                                Colonial InterMarket Income Trust I       Asst. Secretary
                                                                Colonial Intermediate High Income Fund    Asst. Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Secretary
                                                                Colonial Municipal Income Trust           Asst. Secretary
                                                                AlphaTrade Inc.                           Asst. Clerk
                                                                Liberty Funds Distributor, Inc.           Asst. Clerk
                                                                Liberty Funds Group LLC                   V.P., Asst. Sec., Counsel
                                                                Liberty Variable Investment Trust         Asst. Secretary
                                                                Liberty All-Star Equity Fund              Asst. Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Secretary
                                                                Colonial Insured Municipal Fund           Asst. Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Secretary
                                                                Colonial New York Insured Municipal Fund  Asst. Secretary
                                                                Liberty Floating Rate Advantage Fund      Asst. Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty Floating Rate Fund                Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary

Bissonnette, Michael               Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Colonial Advisory Services, Inc.          Senior V.P.
                                                                SteinRoe Futures, Inc.                    Vice President

Boatman, Bonny E.                  Senior V.P., IPC Mbr.        Colonial Advisory Services, Inc.          Executive V.P.
                                                                Stein Roe & Farnham Incorporated          Executive V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Buonopane, Kimberly M.             V.P.                         Liberty Funds Group LLC                   V.P.

Campbell, Kimberly                 V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

Carome, Kevin M.                   Senior V.P., IPC Mbr.,       Liberty Funds Distributor, Inc.           Asst. Clerk
                                   Director                     Liberty Funds Group LLC                   Sr. V.P., General Counsel
                                                                Stein Roe & Farnham Incorporated          General Counsel, Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Exec. V.P.
                                                                Liberty-Stein Roe Funds Income Trust      Exec. V.P.
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Exec. V.P.
                                                                Liberty-Stein Roe Funds Trust             Exec. V.P.
                                                                Liberty-Stein Roe Funds Municipal Trust   Exec. V.P.
                                                                Liberty-Stein Roe Advisor Trust           Exec. V.P.
                                                                SR&F Base Trust                           Exec. V.P.
                                                                SteinRoe Variable Investment Trust        Exec. V.P.
                                                                Liberty Floating Rate Fund                Exec. V.P., Asst. Sec.
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Exec. V.P., Asst. Sec.
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Exec. V.P., Asst. Sec.
                                                                Liberty Funds Trust I through VIII        Exec. V.P.
                                                                Liberty Funds Trust IX                    Exec. V.P.
                                                                Colonial High Income Municipal Trust      Exec. V.P.
                                                                Colonial InterMarket Income Trust I       Exec. V.P.
                                                                Colonial Intermediate High Income Fund    Exec. V.P.
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Exec. V.P.
                                                                Colonial Municipal Income Trust           Exec. V.P.
                                                                Liberty Variable Investment Trust         Exec. V.P.
                                                                Liberty All-Star Equity Fund              Exec. V.P.
                                                                Liberty All-Star Growth Fund, Inc.        Exec. V.P.
                                                                Colonial Insured Municipal Fund           Exec. V.P.
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Exec. V.P.
                                                                Colonial New York Insured Municipal Fund  Exec. V.P.
                                                                Liberty Floating Rate Advantage Fund      Exec. V.P.
                                                                Financial Centre Insurance Agency, Inc.   Clerk, Dir.

Daniszewski, Joseph J.             V.P.                         Liberty Funds Group LLC                   V.P.

Dearborn, James                    V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

DerSarkisian, Peter                V.P.                         Liberty Funds Group LLC                   V.P.

DiSilva-Begley, Linda              V.P., IPC Mbr.               Colonial Advisory Services, Inc.          Compliance Officer
                                                                Liberty Funds Group LLC                   V.P.

Ericson, Carl C.                   Senior V.P., IPC Mbr.        Colonial Intermediate High Income Fund    V.P.
                                                                Colonial Advisory Services, Inc.          President, CEO and CIO
                                                                Liberty Funds Group LLC                   Senior V.P.

Finnemore, Leslie W.               Senior V.P.                  Colonial Advisory Services, Inc.          Senior V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                SteinRoe Futures, Inc.                    Vice President

Franklin, Fred J.                  Senior V.P., IPC Mbr.        AlphaTrade Inc.                           President
                                                                Liberty Financial Companies, Inc.         Chief Compl. Ofcr, V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Garrison, William M.               V.P.                         Stein Roe & Farnham Incorporated          V.P.
                                                                Liberty Funds Group LLC                   V.P.
                                                                Liberty-Stein Roe Funds Investment Trust  V.P.
                                                                SteinRoe Variable Investment Trust        V.P.

Gibson, Stephen E.                 Dir., Pres., CEO, Chairman   Liberty Funds Group LLC                   Dir., Pres., CEO, Exec.
                                   of the Board                                                           Cmte. Mbr., Chairman
                                                                Liberty Funds Distributor, Inc.           Director, Chairman
                                                                Colonial Advisory Services, Inc.          Director, Chairman
                                                                Liberty Funds Services, Inc.              Director, Chairman
                                                                AlphaTrade Inc.                           Director
                                                                Liberty Funds Trust I through VII         President
                                                                Colonial High Income Municipal Trust      President
                                                                Colonial InterMarket Income Trust I       President
                                                                Colonial Intermediate High Income Fund    President
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                President
                                                                Colonial Municipal Income Trust           President
                                                                Stein Roe & Farnham Incorporated          Vice Chairman, Pres., Dir.
                                                                Liberty Variable Investment Trust         President
                                                                Colonial Insured Municipal Fund           President
                                                                Colonial California Insured Municipal
                                                                     Fund                                 President
                                                                Colonial New York Insured Municipal Fund  President
                                                                Liberty Floating Rate Advantage Fund      President
                                                                Liberty-Stein Roe Funds Investment Trust  President
                                                                Liberty-Stein Roe Funds Income Trust      President
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                President
                                                                Liberty-Stein Roe Funds Trust             President
                                                                Liberty-Stein Roe Funds Municipal Trust   President
                                                                Liberty-Stein Roe Advisor Trust           President
                                                                SR&F Base Trust                           President
                                                                SteinRoe Variable Investment Trust        President
                                                                Liberty Floating Rate Fund                President
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     President
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    President
                                                                SteinRoe Services, Inc.                   Director
                                                                Financial Centre Insurance Agency, Inc.   Director

Hansen, Loren A.                   Senior V.P., IPC Mbr.        Stein Roe & Farnham Incorporated          Executive V.P.
                                                                Liberty-Stein Roe Funds Investment Trust  Executive V.P.
                                                                Liberty-Stein Roe Funds Income Trust      Executive V.P.
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Executive V.P.
                                                                Liberty-Stein Roe Funds Trust             Executive V.P.
                                                                Liberty-Stein Roe Funds Municipal Trust   Executive V.P.
                                                                Liberty-Stein Roe Advisor Trust           Executive V.P.
                                                                SR&F Base Trust                           Executive V.P.
                                                                SteinRoe Variable Investment Trust        Executive V.P.
                                                                Liberty Floating Rate Fund                Executive V.P.
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Executive V.P.
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Executive V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Harasimowicz, Stephen J.           V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Colonial Advisory Services, Inc.          V.P.

Harrington, Ellen                  V.P., Asst. Secretary        Liberty Funds Group LLC                   V.P., Asst. Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty Floating Rate Fund                Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary
                                                                Liberty Funds Trust I through VII         Asst. Secretary
                                                                Liberty Funds Trust IX                    Asst. Secretary
                                                                Colonial High Income Municipal Trust      Asst. Secretary
                                                                Colonial InterMarket Income Trust I       Asst. Secretary
                                                                Colonial Intermediate High Income Fund    Asst. Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Secretary
                                                                Colonial Municipal Income Trust           Asst. Secretary
                                                                Liberty Variable Investment Trust         Asst. Secretary
                                                                Liberty All-Star Equity Fund              Asst. Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Secretary
                                                                Colonial Insured Municipal Fund           Asst. Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Secretary
                                                                Colonial New York Insured Municipal Fund  Asst. Secretary
                                                                Liberty Floating Rate Advantage Fund      Asst. Secretary

Hartford, Brian                    Senior V.P.                  Liberty-Stein Roe Funds Municipal Trust   V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

Hayssen, Henry                     V.P.                         Liberty Funds Group LLC                   V.P.

Held, Dorothy                      V.P.                         Liberty Funds Group LLC                   V.P.

Hernon, Mary E.                    V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Colonial Advisory Services, Inc.          V.P.

Hirschhorn, Harvey B.              Senior V.P.                  Stein Roe & Farnham Incorporated          Executive V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Liberty-Stein Roe Funds Investment Trust  V.P.
                                                                Liberty-Stein Roe Advisor Trust           V.P.
                                                                SR&F Base Trust                           V.P.
                                                                SteinRoe Variable Investment Trust        V.P.

Hounsell, Clare F.                 V.P.                         Stein Roe & Farnham Incorporated          V.P.
                                                                Liberty Funds Group LLC                   V.P.

Iudice, Philip J., Jr.             V.P., Controller, Asst.      Liberty Funds Group LLC                   Controller, CAO, Asst.
                                   Treasurer                                                              Treasurer, V.P.
                                                                Liberty Funds Distributor, Inc.           CFO, Treasurer
                                                                Colonial Advisory Services, Inc.          Controller, Asst. Treas.
                                                                AlphaTrade Inc.                           CFO, Treasurer

Jensen, Rodney                     V.P.

Kane, Russell                      V.P., Asst. Sec., Counsel    Liberty Funds Trust I through VII         Asst. Secretary
                                                                Liberty Funds Trust IX                    Asst. Secretary
                                                                Colonial High Income Municipal Trust      Asst. Secretary
                                                                Colonial InterMarket Income Trust I       Asst. Secretary
                                                                Colonial Intermediate High Income Fund    Asst. Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Secretary
                                                                Colonial Municipal Income Trust           Asst. Secretary
                                                                AlphaTrade Inc.                           Asst. Clerk
                                                                Liberty Funds Distributor, Inc.           Asst. Clerk
                                                                Liberty Funds Group LLC                   V.P., Asst. Sec., Counsel
                                                                Liberty Variable Investment Trust         Asst. Secretary
                                                                Liberty All-Star Equity Fund              Asst. Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Secretary
                                                                Colonial Insured Municipal Fund           Asst. Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Secretary
                                                                Colonial New York Insured Municipal Fund  Asst. Secretary
                                                                Liberty Floating Rate Advantage Fund      Asst. Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty Floating Rate Fund                Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary

Kennedy, Michael T.                Senior V.P.                  Stein Roe & Farnham Incorporated          Senior V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Liberty-Stein Roe Funds Income Trust      V.P.
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                V.P.
                                                                Liberty-Stein Roe Funds Trust             V.P.
                                                                Liberty-Stein Roe Advisor Trust           V.P.
                                                                SR&F Base Trust                           V.P.

Lapointe, Thomas                   V.P.                         Liberty Funds Group LLC                   V.P.

Lasman, Gary                       V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

Lenzi, Sharon                      Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

Lessard, Kristen                   V.P.                         Liberty Funds Group LLC                   V.P.

Loring, William C., Jr.            Senior V.P.                  Liberty-Stein Roe Funds Municipal Trust   V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

Marcus, Harold                     V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

Newman, Maureen                    Senior V.P.                  Liberty-Stein Roe Funds Municipal Trust   V.P.
                                                                Liberty-Stein Roe Advisor Trust           V.P.
                                                                SR&F Base Trust                           V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

O'Brien, David                     Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Colonial Advisory Services, Inc.          Senior V.P.

Ostrander, Laura                   Senior V.P.                  Colonial Advisory Services, Inc.          V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Palombo, Joseph R.                 Dir., Exec. V.P.             Colonial Advisory Services, Inc.          Director
                                                                Colonial High Income Municipal Trust      Trustee, Chrmn. of Board
                                                                Colonial InterMarket Income Trust I       Trustee, Chrmn. of Board
                                                                Colonial Intermediate High Income Fund    Trustee, Chrmn. of Board
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Trustee, Chrmn. of Board
                                                                Colonial Municipal Income Trust           Trustee, Chrmn. of Board
                                                                Liberty Funds Trust I through VII         Trustee, Chrmn. of Board
                                                                Liberty Funds Trust IX                    Trustee, Chrmn. of Board
                                                                Liberty Funds Services, Inc.              Director
                                                                Liberty Funds Group LLC                   CAO, Executive V.P.
                                                                Liberty Funds Distributor, Inc.           Director
                                                                AlphaTrade Inc.                           Director
                                                                Stein Roe & Farnham Incorporated          Executive V.P., Director
                                                                Liberty Variable Investment Trust         Trustee, Chrmn. of Board
                                                                Liberty All-Star Equity Fund              Trustee, Chrmn. of Board
                                                                Liberty All-Star Growth Fund, Inc.        Trustee, Chrmn. of Board
                                                                Colonial Insured Municipal Fund           Trustee, Chrmn. of Board
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Trustee, Chrmn. of Board
                                                                Colonial New York Insured Municipal Fund  Trustee, Chrmn. of Board
                                                                Liberty Floating Rate Advantage Fund      Trustee, Chrmn. of Board
                                                                Liberty-Stein Roe Funds Investment Trust  Trustee, Chrmn. of Board
                                                                Liberty-Stein Roe Funds Income Trust      Trustee, Chrmn. of Board
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Trustee, Chrmn. of Board
                                                                Liberty-Stein Roe Funds Trust             Trustee, Chrmn. of Board
                                                                Liberty-Stein Roe Funds Municipal Trust   Trustee, Chrmn. of Board
                                                                Liberty-Stein Roe Advisor Trust           Trustee, Chrmn. of Board
                                                                SR&F Base Trust                           Trustee, Chrmn. of Board
                                                                SteinRoe Variable Investment Trust        Trustee, Chrmn. of Board
                                                                Liberty Floating Rate Fund                Trustee, Chrmn. of Board
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Trustee, Chrmn. of Board
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Trustee, Chrmn. of Board
                                                                Financial Centre Insurance Agency, Inc.   Director

Peishoff, William                  V.P.                         Liberty Funds Group LLC                   V.P.

Peterson, Ann T.                   V.P.                         Colonial Advisory Services, Inc.          V.P.
                                                                Liberty Funds Group LLC                   V.P.

Pietropaolo, Vincent P.            V.P., Asst. Sec., Counsel    Liberty Funds Trust I through VII         Asst. Secretary
                                                                Liberty Funds Trust IX                    Asst. Secretary
                                                                Colonial High Income Municipal Trust      Asst. Secretary
                                                                Colonial InterMarket Income Trust I       Asst. Secretary
                                                                Colonial Intermediate High Income Fund    Asst. Secretary
                                                                Colonial Investment Grade Municipal
                                                                     Trust                                Asst. Secretary
                                                                Colonial Municipal Income Trust           Asst. Secretary
                                                                AlphaTrade Inc.                           Asst. Clerk
                                                                Liberty Funds Distributor, Inc.           Asst. Clerk
                                                                Liberty Funds Group LLC                   V.P., Asst. Sec., Counsel
                                                                Liberty Variable Investment Trust         Asst. Secretary
                                                                Liberty All-Star Equity Fund              Asst. Secretary
                                                                Liberty All-Star Growth Fund, Inc.        Asst. Secretary
                                                                Colonial Insured Municipal Fund           Asst. Secretary
                                                                Colonial California Insured Municipal
                                                                     Fund                                 Asst. Secretary
                                                                Colonial New York Insured Municipal Fund  Asst. Secretary
                                                                Liberty Floating Rate Advantage Fund      Asst. Secretary
                                                                Liberty-Stein Roe Funds Investment Trust  Asst. Secretary
                                                                Liberty-Stein Roe Funds Income Trust      Asst. Secretary
                                                                Liberty-Stein Roe Funds Institutional
                                                                     Trust                                Asst. Secretary
                                                                Liberty-Stein Roe Funds Trust             Asst. Secretary
                                                                Liberty-Stein Roe Funds Municipal Trust   Asst. Secretary
                                                                Liberty-Stein Roe Advisor Trust           Asst. Secretary
                                                                SR&F Base Trust                           Asst. Secretary
                                                                SteinRoe Variable Investment Trust        Asst. Secretary
                                                                Liberty Floating Rate Fund                Asst. Secretary
                                                                Liberty-Stein Roe Institutional Floating
                                                                     Rate Income Fund                     Asst. Secretary
                                                                Stein Roe Floating Rate Limited
                                                                     Liability Company                    Asst. Secretary

Richards, Scott B.                 Senior V.P.                  Colonial Advisory Services, Inc.          Senior V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.

Roye, Michael                      V.P.                         Liberty Funds Group LLC                   V.P.

Rzepczynski, June                  V.P.

Schermerhorn, Scott                Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.
                                                                Stein Roe & Farnham Incorporated          Senior V.P.

Shields, Yvonne B.                 V.P.                         Stein Roe & Farnham Incorporated          V.P.
                                                                Liberty Funds Group LLC                   V.P.

Smalley, Gregg                     V.P.                         Liberty Funds Group LLC                   V.P.

Smith, Craig                       V.P.                         Liberty Funds Group LLC                   V.P.

Spanos, Gregory J.                 Senior V.P.                  Colonial Advisory Services, Inc.          Executive V.P.
                                                                Liberty Funds Group LLC                   Senior V.P.
                                                                SteinRoe Futures, Inc.                    Vice President

Stevens, Richard                   V.P.                         Colonial Advisory Services, Inc.          V.P.
                                                                Liberty Funds Group LLC                   V.P.

Swayze, Gary                       Senior V.P.                  Liberty Funds Group LLC                   Senior V.P.

Thomas, Ronald                     V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

Turcotte, Frederick J.             V.P.                         Liberty Funds Services, Inc.              V.P.
                                                                Liberty Funds Distributor, Inc.           V.P.
                                                                Colonial Advisory Services, Inc.          V.P.
                                                                AlphaTrade Inc.                           V.P.
                                                                Liberty Funds Group LLC                   V.P.
                                                                Liberty Financial Services, Inc.          V.P.
                                                                Liberty Financial Companies, Inc.         V.P., Managing Dir
                                                                                                          of Taxation
                                                                LREG, Inc.                                V.P.
                                                                Liberty Newport Holdings, Limited         V.P.
                                                                Newport Pacific Management, Inc.          V.P.
                                                                Newport Fund Management, Inc.             V.P.
                                                                Newport Private Equity Asia, Inc.         V.P.
                                                                Independent Holdings, Inc.                V.P.
                                                                IFS Agencies, Inc.                        V.P.
                                                                IFMG Agencies of Maine, Inc.              V.P.
                                                                IFMG of Oklahoma, Inc.                    V.P.
                                                                IFS Agencies of Alabama, Inc.             V.P.
                                                                IFS Agencies of New Mexico, Inc.          V.P.
                                                                IFS Insurance Agencies of Ohio, Inc.      V.P.
                                                                IFS Insurance Agencies of Texas, Inc.     V.P.
                                                                Liberty Securities Corporation            V.P.
                                                                Stein Roe Services, Inc.                  V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.
                                                                Stein Roe Futures, Inc.                   V.P.
                                                                Progress Investment Management Company    V.P.
                                                                Crabbe Huson Group, Inc.                  V.P.

Ware, Elizabeth M.                 V.P.                         Liberty Funds Group LLC                   V.P.
                                                                Stein Roe & Farnham Incorporated          V.P.

White, John                        V.P.                         Liberty Funds Group LLC                   V.P.

Whitehead, Jeffrey J.              Chief Financial Officer      Liberty Funds Group LLC                   CFO, Treasurer
                                   and Treasurer                Colonial Advisory Services, Inc.          CFO


------------------------------------------------
*The Principal address of all of the officers and directors of the investment advisor is One Financial Center, Boston, MA 02111.


Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

            The business and other connections of the officers, directors of the Registrant's investment advisor, Crabbe Huson Group, Inc., are listed on the Form ADV of Crabbe Huson Group, Inc. as currently on file with the Commission (File No. 801-15154), the text of which is incorporated herein by reference: (a) Items 1 and 2 of Part 2, and
            (b) Section 6, Business Background of each Schedule D.

Item 27.    PRINCIPAL UNDERWRITER


(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust, Liberty Floating Rate
      Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund,
      SteinRoe Variable Investment Trust, Stein Roe Trust, Liberty Floating Rate Advantage Fund, Wanger Advisors Trust and Liberty Acorn Trust.

(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Abusheery, Greg        V.P.                  None

Anderson, Judith       V.P.                  None

Anguilla, Carol        Clerk                 None

Antone, Louis E.       V.P.                  None

Babbitt, Debra         V.P. and              None
                       Comp. Officer

Bartlett, John         Managing Director     None

Bertrand, Thomas       V.P.                  None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alexander  V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Bruneau, Brian         Sr. V.P.              None

Burtman, Tracy         V.P.                  None

Campbell, Patrick      V.P.                  None

Carinio, Angela        V.P.                  None

Carroll, Sean          V.P.                  None

Chrzanowski, Daniel    V.P.                  None

Clapp, Elizabeth A.    Managing Director     None

Claiborne, Doug        V.P.                  None

Conley, Brook          V.P.                  None

Cook, Edward           V.P.                  None

Costello, Matthew      V.P.                  None

Couto, Scott           V.P.                  None

Cox, Michael           V.P.                  None

Davey, Cynthia         Sr. V.P.              None

Denny, Jeffrey         V.P.                  None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Stephen        V.P.                  None

Donohue, Jordan        V.P.                  None

Downey, Christopher    V.P.                  None

Dupree, Robert         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Evitts, Stephen        V.P.                  None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fifield, Robert        V.P.                  None

Fisher, James          V.P.                  None

Ford, David            V.P.                  None

Fragasso, Philip       Managing Director     None

Gentile, Russell       V.P.                  None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Hartnett, Kelly        V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Huennekens, James      V.P.                  None

Hussey, Robert         Managing Director     None

Iudice, Jr., Philip    Treasurer and CFO     None

Ives, Curt             V.P.                  None

Jackson, Lyman         V.P.                  None

Johnston, Kenneth      V.P.                  None

Jones, Cynthia         V.P.                  None

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Kelson, Jr., David     V.P.                  None

Lewis, Blair           V.P.                  None

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, Peter          Sr. V.P.              None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Donnell, John        V.P.                  None

O'Shea, Kevin          Managing Director     None

Palombo, Joseph R.     Director              Trustee and
                                               Chairman of the Board

Perullo, Deborah       V.P.                  None

Piken, Keith           Sr. V.P.              None

Place, Jeffrey         Managing Director     None

Raftery-Arpino, Linda  Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Ross, Gary             Sr. V.P.              None

Santosuosso, Louise    Sr. V.P.              None

Schomburg, James       V.P.                  None

Schug, Derek           V.P.                  None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Sellers, Gregory       V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      Sr. V.P.              None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sullivan, Paul         V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO; Co-President     None

Tasiopoulos, Lou       Co-President          None

Torrisi, Susan         V.P.                  None

Tufts, Peter           V.P.                  None

Turcotte, Frederick J. V.P.                  None

Vail, Norman           V.P.                  None

VanEtten, Keith H.     Sr. V.P.              None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

White, John            V.P.                  None

Widder, Mary-Lee       V.P.                  None

Yates, Susan           V.P.                  None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.

Item 28.    LOCATION OF ACCOUNTS AND RECORDS

            Person maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodians, The Chase Manhattan Bank (Chase) and State Street Bank (State Street). The address for each person except the Registrant's custodians is One Financial Center, Boston, MA 02111. The address for Chase is 270 Park Avenue, New York, NY 10017-2070. The address for State Street is 225 Franklin Street, Boston, MA 02110.


Item 29.    MANAGEMENT SERVICES

            See Item 5, Part B

Item 30.    UNDERTAKINGS

            Not Applicable

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of LIBERTY FUNDS Trust III is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by the Trust's Trustees as trustees and not individually and the obligations of or arising out of the instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 119 to its Registration Statement under the Securities Act of 1933 and the Post-Effective Amendment No. 60 under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 28th day of February, 2001.

                                       LIBERTY FUNDS TRUST III



                                       By: STEPHEN E. GIBSON
                                           --------------------
                                           Stephen E. Gibson
                                           President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                      TITLE                         DATE
----------                      -----                         ----




STEPHEN E. GIBSON               President (chief              February 28, 2001
--------------------            executive officer)
Stephen E. Gibson




J. KEVIN CONNAUGHTON            Treasurer (principal          February 28, 2001
--------------------            financial officer
J. Kevin Connaughton            and principal
                                accounting officer)

DOUGLAS A. HACKER*                Trustee
-----------------
Douglas A. Hacker


JANET LANGFORD KELLY*             Trustee
--------------------
Janet Langford Kelly


RICHARD W. LOWRY*                 Trustee
----------------
Richard W. Lowry


SALVATORE MACERA*                 Trustee               */s/ RUSSELL L. KANE
----------------                                        --------------------
Salvatore Macera                                             Russell L. Kane
                                                             Attorney-in-fact
                                                             For each Trustee
WILLIAM E. MAYER*                 Trustee                    February 28, 2001
----------------
William E. Mayer


DR. CHARLES R. NELSON*            Trustee
---------------------
Dr. Charles R. Nelson


JOHN J. NEUHAUSER*                Trustee
-----------------
John J. Neuhauser


JOSEPH R. PALOMBO*                Trustee
-----------------
Joseph R. Palombo


THOMAS E. STITZEL*                Trustee
-----------------
Thomas E. Stitzel


THOMAS C. THEOBALD                Trustee
------------------
Thomas C. Theobald


ANNE-LEE VERVILLE*                Trustee
-----------------
Anne-Lee Verville

                                  EXHIBIT INDEX

Exhibit
-------

(d)(10)     Sub-Advisory Agreement (TLF)

(j)(1)      Consent of Independent Auditors (LSF, LCEF, LCBF, LCIF, LCF, TLF)

(j)(2)      Consent of Independent Accountants (LNGEF, LNIEF, LSVF)